UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust –Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Jonathan de. St. Paer

Schwab Strategic Trust—Schwab Fundamental Index ETFs

211 Main Street, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 636-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2022

Item 1: Report(s) to Shareholders.

Semiannual Report  |  August 31, 2022
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

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In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset ManagementTM
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2022
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	-6.10%
NAV Return[1]	-6.28%
Russell RAFITM US Index	-6.14%
Russell 3000® Index	-9.44%
ETF Category: Morningstar Large Value[2]	-6.48%
Performance Details	pages 6-7

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	-5.95%
NAV Return[1]	-6.02%
Russell RAFITM US Large Company Index	-5.89%
Russell 1000® Index	-9.45%
ETF Category: Morningstar Large Value[2]	-6.48%
Performance Details	pages 8-9

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	-9.43%
NAV Return[1]	-9.42%
Russell RAFITM US Small Company Index	-9.37%
Russell 2000® Index	-9.31%
ETF Category: Morningstar Small Blend[2]	-9.40%
Performance Details	pages 10-11
Total Returns for the 6 Months Ended August 31, 2022
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	-12.36%
NAV Return[1]	-12.22%
Russell RAFITM Developed ex US Large Company Index (Net)*	-12.24%
MSCI EAFE® Index (Net)*	-13.97%
ETF Category: Morningstar Foreign Large Value[2]	-13.27%
Performance Details	pages 12-13

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	-14.61%
NAV Return[1]	-14.28%
Russell RAFITM Developed ex US Small Company Index (Net)*	-14.12%
S&P Developed ex-U.S. Small Cap Index (Net)*	-16.45%
ETF Category: Morningstar Foreign Small/Mid Value[2]	-12.63%
Performance Details	pages 14-15

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	-12.51%
NAV Return[1]	-10.17%
Russell RAFITM Emerging Markets Large Company Index (Net)*	-14.01%
MSCI Emerging Markets Index (Net)*	-13.30%
ETF Category: Morningstar Diversified Emerging Markets[2]	-14.09%
Performance Details	pages 16-17
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

For the six-month reporting period ended August 31, 2022, U.S. and international equity markets lost ground as a result of accelerating inflation, rising interest rates, and geopolitical tensions, including the war in Ukraine. Albeit decelerating, COVID-19 continued to weigh on economies worldwide, with highly transmissible variants and subvariants keeping infection rates high in many areas. Economic growth around the world slowed and recession fears rose. Over the reporting period, the U.S. dollar continued to strengthen against a basket of international currencies, generally decreasing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned -8.84%. Among U.S. stocks, the Russell 2000® Index and the Russell RAFI™ US Small Company Index returned -9.31% and -9.37%, respectively, while the Russell 1000® Index and Russell RAFI™ US Large Company Index returned -9.45 and -5.89%, respectively. Among U.S. large-caps, growth stocks underperformed value stocks. Outside the U.S., the MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned -13.97% and -12.24%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -13.30% and -14.01%, respectively.
In the United States, amid fading government stimuli, ongoing supply chain disruptions, persisting inflation, a tight labor market, and a widening U.S. trade deficit, gross domestic product (GDP) decreased at an annualized rate of -0.6% for the second quarter of 2022, following a decrease at an annualized rate of -1.6% for the first quarter of 2022. The unemployment rate remained near pre-pandemic lows over the reporting period. Inflation remained stubbornly high due to imbalances in the labor market, supply chain bottlenecks, and soaring energy costs.
Outside the United States, global economies also wrestled with the fallout of the COVID-19 pandemic, as well as steepening energy costs, rising inflation, and the war in Ukraine. After spiking to over $120 per barrel in early March 2022 as sanctions were imposed on Russian imports, oil prices ended the reporting period at just under $90 per barrel. The eurozone, heavily impacted by the war in Ukraine and associated commodity price spikes, managed to eke out small gains in GDP for both the first and second quarters of 2022 as COVID-19 restrictions eased and tourism
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2022

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and Schwab Asset Management.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

increased in response to pent-up demand. The United Kingdom also posted small increases in GDP growth in the first and second quarters of 2022, in part driven by increases in COVID-19 testing and tracing and an expansion of its vaccination program. In Japan, following a slight contraction for the first quarter of 2022, GDP growth was positive for the second quarter of 2022 as COVID-19 restrictions were lifted and government spending rose. Among emerging markets, China’s GDP growth remained positive but slowed notably as it dealt with numerous headwinds including the political landscape, an emphasis on domestic consumption over globalization, lockdowns and quarantines, and a severe property downturn as a result of stalled demand, a decline in financing for property development, halted construction on in progress projects, and homeowners pausing payment of their mortgages on incomplete builds. India’s GDP growth jumped for the second quarter on rising consumer demand and a rapid decline in COVID-19 cases.
Monetary policy around the world varied. In the United States, after maintaining the federal funds rate in a range of 0.00% to 0.25% through mid-March 2022, the U.S. Federal Reserve (Fed) shifted its stance as inflation continued to rise and indicators of economic activity and employment continued to strengthen. After issuing successively stronger signals that interest rates could begin to rise sooner in 2022 than previously anticipated, the Fed increased the federal funds rate by 0.25% in mid-March, 0.50% in early May, 0.75% in mid-June, and 0.75% in late July in an effort to achieve a return to price stability. The federal funds rate ended the reporting period in a range of 2.25% to 2.50%. The Fed also set expectations for further rate hikes by the end of 2022. In addition, the Fed ended its bond-buying program in early March 2022. In June, the Fed also began to reduce the $9 trillion in assets it holds on its balance sheet, vowing to be even more aggressive than during its last round of quantitative tightening in 2017 through 2019. Outside the United States, central banks were generally similarly responsive. After holding its policy rate unchanged since March 2016, at 0.00%, the European Central Bank raised its interest rate by 0.50% in July 2022 and ended its long-running asset purchase program amid downgraded growth forecasts. The Bank of England raised its key official bank rate four times during the reporting period, to 1.75%, bringing borrowing costs to a 13-year high as the Bank of England wrestles with soaring inflation. In contrast, the Bank of Japan upheld its short-term interest rate target of -0.1%, unchanged since 2016, but reiterated that it would not hesitate to take extra easing measures if needed. Central banks in India, Indonesia, Brazil, Mexico, and Pakistan all raised rates multiple times over the reporting period to counteract the impacts of inflation. In contrast, China cut its rate in August 2022, its second rate reduction in 2022. Russia, which raised its benchmark policy rate to 20% in late February 2022 amid the broadening fallout of Western sanctions in retaliation against Russia’s invasion of Ukraine, reduced it several times during the reporting period.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, is responsible for overseeing the investment process and portfolio management of investment strategies for passive equity Schwab Funds and Schwab ETFs. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the oversight and day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	-6.10%	-4.05%	11.44%	10.83%
NAV Return[2]	-6.28%	-4.13%	11.38%	10.81%
Russell RAFITM US Index	-6.14%	-3.87%	11.64%	11.10%
Russell 3000® Index	-9.44%	-13.28%	11.29%	11.53%
ETF Category: Morningstar Large Value[3]	-6.48%	-4.79%	8.31%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	1,706
Weighted Average Market Cap (millions)	$279,092
Price/Earnings Ratio (P/E)	13.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	5% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	-5.95%	-3.59%	11.62%	10.96%
NAV Return[2]	-6.02%	-3.59%	11.61%	10.95%
Russell RAFITM US Large Company Index	-5.89%	-3.34%	11.88%	11.25%
Russell 1000® Index	-9.45%	-12.96%	11.61%	11.81%
ETF Category: Morningstar Large Value[3]	-6.48%	-4.79%	8.31%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	727
Weighted Average Market Cap (millions)	$300,611
Price/Earnings Ratio (P/E)	13.4
Price/Book Ratio (P/B)	2.3
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	-9.43%	-10.24%	8.29%	8.88%
NAV Return[2]	-9.42%	-10.36%	8.28%	8.87%
Russell RAFITM US Small Company Index	-9.37%	-10.20%	8.47%	9.11%
Russell 2000® Index	-9.31%	-17.88%	6.95%	7.87%
ETF Category: Morningstar Small Blend[3]	-9.40%	-13.07%	7.03%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	982
Weighted Average Market Cap (millions)	$4,732
Price/Earnings Ratio (P/E)	12.8
Price/Book Ratio (P/B)	1.7
Portfolio Turnover Rate	15% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	-12.36%	-12.79%	2.39%	3.68%
NAV Return[2]	-12.22%	-12.36%	2.59%	3.75%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	-12.24%	-12.33%	2.62%	3.85%
MSCI EAFE® Index (Net)[3]	-13.97%	-19.80%	1.63%	3.05%
ETF Category: Morningstar Foreign Large Value[4]	-13.27%	-15.34%	0.42%	N/A
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	950
Weighted Average Market Cap (millions)	$59,865
Price/Earnings Ratio (P/E)	8.8
Price/Book Ratio (P/B)	1.1
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	-14.61%	-21.55%	0.21%	4.13%
NAV Return[2]	-14.28%	-21.19%	0.43%	4.20%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	-14.12%	-20.93%	0.67%	4.55%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	-16.45%	-26.47%	0.88%	4.28%
ETF Category: Morningstar Foreign Small/Mid Value[4]	-12.63%	-17.63%	0.42%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	1,812
Weighted Average Market Cap (millions)	$3,262
Price/Earnings Ratio (P/E)	9.6
Price/Book Ratio (P/B)	1.0
Portfolio Turnover Rate	19% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	-12.51%	-16.53%	1.11%	2.79%
NAV Return[2]	-10.17%	-16.24%	1.31%	2.87%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	-14.01%	-17.00%	1.54%	3.26%
MSCI Emerging Markets Index (Net)[3]	-13.30%	-21.80%	0.59%	2.72%
ETF Category: Morningstar Diversified Emerging Markets[4]	-14.09%	-23.46%	0.31%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. Charles Schwab Investment Management, Inc. has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs and mutual funds within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2022

Statistics1
Number of Holdings	349
Weighted Average Market Cap (millions)	$77,482
Price/Earnings Ratio (P/E)	6.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	16% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2022 and held through August 31, 2022.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	EXPENSE RATIO (ANNUALIZED) [1]	BEGINNING ACCOUNT VALUE AT 3/1/22	ENDING ACCOUNT VALUE (NET OF EXPENSES) AT 8/31/22	EXPENSES PAID DURING PERIOD 3/1/22-8/31/22 [2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$ 937.20	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.95	$1.28
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 939.80	$1.22
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.95	$1.28
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$ 905.80	$1.20
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.95	$1.28
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$ 877.80	$1.18
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.95	$1.28
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$ 857.20	$1.83
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.24	$1.99
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$ 898.30	$1.87
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.24	$1.99

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$56.34	$48.26	$37.17	$37.60	$36.95	$33.82
Income (loss) from investment operations:
Net investment income (loss)[1]	0.56	0.98	0.92	0.94	0.84	0.75
Net realized and unrealized gains (losses)	(4.09)	8.04	11.13	(0.43)	0.62	3.09
Total from investment operations	(3.53)	9.02	12.05	0.51	1.46	3.84
Less distributions:
Distributions from net investment income	(0.48)	(0.94)	(0.96)	(0.94)	(0.81)	(0.71)
Net asset value at end of period	$52.33	$56.34	$48.26	$37.17	$37.60	$36.95
Total return	(6.28%) [2]	18.80%	33.35%	1.25%	3.98%	11.51%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3,4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.05% [3]	1.79%	2.36%	2.38%	2.26%	2.14%
Portfolio turnover rate[5]	5% [2]	13%	14%	13%	11%	10%
Net assets, end of period (x 1,000)	$452,671	$425,341	$284,726	$262,018	$276,382	$260,469

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	3,315	110,058
American Axle & Manufacturing Holdings, Inc. *	8,957	92,705
Aptiv plc *	2,946	275,245
Autoliv, Inc.	2,025	157,525
BorgWarner, Inc.	7,580	285,766
Cooper-Standard Holdings, Inc. *	5,420	42,439
Dana, Inc.	6,329	97,910
Dorman Products, Inc. *	378	34,266
Ford Motor Co.	137,070	2,088,947
Fox Factory Holding Corp. *	176	16,405
General Motors Co.	57,782	2,207,850
Gentex Corp.	5,071	138,388
Gentherm, Inc. *	462	27,674
Harley-Davidson, Inc.	4,178	161,145
LCI Industries	484	56,081
Lear Corp.	2,613	362,266
Modine Manufacturing Co. *	2,738	41,015
Patrick Industries, Inc.	515	27,280
Standard Motor Products, Inc.	713	26,167
Stoneridge, Inc. *	1,007	19,133
Tenneco, Inc., Class A *	5,648	106,521
Tesla, Inc. *	789	217,456
The Goodyear Tire & Rubber Co. *	23,979	336,425
Thor Industries, Inc.	1,636	132,532
Visteon Corp. *	1,368	163,927
Winnebago Industries, Inc.	700	40,306
		7,265,432

Banks 6.6%
1st Source Corp.	127	5,993
Ameris Bancorp	449	20,959
Associated Banc-Corp.	2,822	56,553
Atlantic Union Bankshares Corp.	754	24,467
Axos Financial, Inc. *	490	20,472
Bank of America Corp.	124,987	4,200,813
Bank of Hawaii Corp.	610	47,592
Bank OZK	1,431	57,998
BankUnited, Inc.	1,721	63,763
Banner Corp.	550	33,418
BOK Financial Corp.	388	34,482
Brookline Bancorp, Inc.	995	12,408
Cadence Bank	1,964	50,043
Capitol Federal Financial, Inc.	2,456	22,251
Cathay General Bancorp	1,017	42,653
Central Pacific Financial Corp.	612	13,335
Citigroup, Inc.	86,252	4,209,960
Citizens Financial Group, Inc.	10,508	385,433
City Holding Co.	176	14,962
Columbia Banking System, Inc.	1,106	33,125
Comerica, Inc.	3,214	258,084
Commerce Bancshares, Inc.	915	62,925
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Bank System, Inc.	444	29,029
Credicorp Ltd.	1,788	230,455
Cullen/Frost Bankers, Inc.	542	70,438
Customers Bancorp, Inc. *	136	4,718
CVB Financial Corp.	1,304	34,217
Eagle Bancorp, Inc.	362	17,568
East West Bancorp, Inc.	1,308	94,398
Eastern Bankshares, Inc.	323	6,266
Enterprise Financial Services Corp.	137	6,264
Essent Group Ltd.	1,051	42,030
F.N.B. Corp.	5,596	66,704
Federal Agricultural Mortgage Corp., Class C	153	16,714
Fifth Third Bancorp	12,456	425,372
First BanCorp	2,062	29,487
First Bancorp/Southern Pines NC	148	5,389
First Busey Corp.	664	15,272
First Citizens BancShares, Inc., Class A	177	143,717
First Commonwealth Financial Corp.	1,297	17,484
First Financial Bancorp	1,295	27,946
First Financial Bankshares, Inc.	528	22,445
First Hawaiian, Inc.	2,316	59,544
First Horizon Corp.	4,777	108,056
First Interstate BancSystem, Inc., Class A	1,169	47,064
First Merchants Corp.	564	22,459
First Republic Bank	692	105,066
Flagstar Bancorp, Inc.	983	37,875
Fulton Financial Corp.	2,658	43,139
Glacier Bancorp, Inc.	744	37,706
Hancock Whitney Corp.	1,093	52,715
Hanmi Financial Corp.	572	14,140
Heartland Financial USA, Inc.	403	18,002
Heritage Financial Corp.	248	6,446
Hilltop Holdings, Inc.	1,068	28,195
HomeStreet, Inc.	149	5,187
Hope Bancorp, Inc.	2,334	33,773
Huntington Bancshares, Inc.	18,897	253,220
Independent Bank Corp.	285	22,296
Independent Bank Group, Inc.	244	16,436
International Bancshares Corp.	780	32,549
JPMorgan Chase & Co.	54,798	6,232,177
Kearny Financial Corp.	540	6,134
KeyCorp	14,921	263,953
Lakeland Financial Corp.	84	6,329
M&T Bank Corp.	3,653	664,042
MGIC Investment Corp.	6,142	87,769
Mr Cooper Group, Inc. *	195	8,249
National Bank Holdings Corp., Class A	307	12,320
NBT Bancorp, Inc.	621	24,082
New York Community Bancorp, Inc.	9,702	94,983
NMI Holdings, Inc., Class A *	425	8,725
Northwest Bancshares, Inc.	1,812	25,495
OceanFirst Financial Corp.	317	6,162
OFG Bancorp	732	19,910
Old National Bancorp	4,408	73,570
Pacific Premier Bancorp, Inc.	552	18,084
PacWest Bancorp	2,219	58,426

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Park National Corp.	178	23,466
Pathward Financial, Inc.	157	5,175
PennyMac Financial Services, Inc.	537	28,525
Pinnacle Financial Partners, Inc.	469	37,853
Popular, Inc.	1,406	108,571
Prosperity Bancshares, Inc.	888	62,941
Provident Financial Services, Inc.	995	23,114
Radian Group, Inc.	3,819	80,619
Regions Financial Corp.	14,405	312,156
Renasant Corp.	678	22,605
S&T Bancorp, Inc.	616	18,258
Sandy Spring Bancorp, Inc.	398	15,331
Signature Bank	313	54,575
Simmons First National Corp., Class A	1,351	31,870
Southside Bancshares, Inc.	348	13,113
SouthState Corp.	509	39,722
SVB Financial Group *	222	90,247
Synovus Financial Corp.	1,973	79,236
Texas Capital Bancshares, Inc. *	673	39,727
The Bank of N.T. Butterfield & Son Ltd.	753	24,563
The PNC Financial Services Group, Inc.	6,909	1,091,622
Tompkins Financial Corp.	180	12,895
Towne Bank	749	21,339
TriCo Bancshares	142	6,701
Truist Financial Corp.	13,454	630,185
Trustmark Corp.	1,129	35,609
U.S. Bancorp	27,226	1,241,778
UMB Financial Corp.	406	36,325
Umpqua Holdings Corp.	3,180	56,413
United Bankshares, Inc.	1,398	51,866
United Community Banks, Inc.	791	26,522
Valley National Bancorp	4,300	49,966
Walker & Dunlop, Inc.	364	36,567
Washington Federal, Inc.	1,613	51,632
Washington Trust Bancorp, Inc.	120	6,076
Webster Financial Corp.	1,608	75,656
Wells Fargo & Co.	120,925	5,285,632
WesBanco, Inc.	783	26,786
Westamerica BanCorp	263	14,715
Western Alliance Bancorp	520	39,894
Wintrust Financial Corp.	649	54,737
WSFS Financial Corp.	422	20,404
Zions Bancorp NA	3,161	173,950
		29,690,817

Capital Goods 7.4%
3M Co.	10,571	1,314,504
A.O. Smith Corp.	1,763	99,521
AAON, Inc.	306	17,589
AAR Corp. *	1,082	46,396
Acuity Brands, Inc.	778	127,538
Advanced Drainage Systems, Inc.	205	27,819
AECOM	3,111	227,570
AerCap Holdings N.V. *	3,581	157,743
Aerojet Rocketdyne Holdings, Inc. *	781	33,638
AGCO Corp.	1,296	140,888
Air Lease Corp.	2,106	76,574
Alamo Group, Inc.	174	22,752
Albany International Corp., Class A	406	35,805
Allegion plc	816	77,602
Allison Transmission Holdings, Inc.	4,559	165,309
Altra Industrial Motion Corp.	779	29,563
American Woodmark Corp. *	644	33,379
AMETEK, Inc.	1,720	206,675
API Group Corp. *	1,659	25,797
Apogee Enterprises, Inc.	882	36,021
Applied Industrial Technologies, Inc.	693	73,472
SECURITY	NUMBER OF SHARES	VALUE ($)
Arcosa, Inc.	1,274	74,465
Argan, Inc.	449	15,531
Armstrong World Industries, Inc.	558	46,866
Astec Industries, Inc.	637	24,321
Astronics Corp. *	1,248	11,494
Atkore, Inc. *	295	24,901
Axon Enterprise, Inc. *	52	6,067
AZZ, Inc.	671	28,591
Barnes Group, Inc.	1,293	40,148
Beacon Roofing Supply, Inc. *	1,177	64,629
Boise Cascade Co.	1,276	79,533
BWX Technologies, Inc.	1,349	70,323
Carlisle Cos., Inc.	781	230,910
Carrier Global Corp.	13,553	530,193
Caterpillar, Inc.	7,775	1,436,120
Columbus McKinnon Corp.	451	13,814
Comfort Systems USA, Inc.	546	54,786
Construction Partners, Inc., Class A *	240	7,022
Core & Main, Inc., Class A *	366	8,627
Crane Holdings Co.	740	69,826
CSW Industrials, Inc.	116	14,686
Cummins, Inc.	3,542	762,841
Curtiss-Wright Corp.	717	105,535
Deere & Co.	2,571	939,058
Donaldson Co., Inc.	1,791	91,968
Douglas Dynamics, Inc.	473	13,764
Dover Corp.	1,589	198,561
DXP Enterprises, Inc. *	322	8,559
Dycom Industries, Inc. *	918	102,926
Eaton Corp. plc	6,230	851,267
EMCOR Group, Inc.	1,421	168,985
Emerson Electric Co.	9,289	759,283
Encore Wire Corp.	380	49,438
Enerpac Tool Group Corp.	757	14,686
EnerSys	979	61,060
EnPro Industries, Inc.	338	30,609
Esab Corp.	490	20,134
ESCO Technologies, Inc.	334	27,198
Evoqua Water Technologies Corp. *	481	16,873
Fastenal Co.	5,233	263,377
Federal Signal Corp.	893	35,604
Flowserve Corp.	3,119	95,036
Fluor Corp. *	8,145	215,354
Fortive Corp.	2,308	146,166
Fortune Brands Home & Security, Inc.	2,316	142,272
Franklin Electric Co., Inc.	549	47,681
Gates Industrial Corp. plc *	1,019	10,924
GATX Corp.	955	92,263
Generac Holdings, Inc. *	192	42,319
General Dynamics Corp.	4,878	1,116,721
General Electric Co.	27,448	2,015,781
Gibraltar Industries, Inc. *	562	23,520
GMS, Inc. *	886	42,705
Graco, Inc.	1,276	81,460
GrafTech International Ltd.	3,665	21,550
Granite Construction, Inc.	1,701	50,996
Great Lakes Dredge & Dock Corp. *	1,090	10,431
Griffon Corp.	1,127	35,331
H&E Equipment Services, Inc.	1,045	33,085
HEICO Corp.	198	30,155
HEICO Corp., Class A	327	40,084
Herc Holdings, Inc.	367	41,299
Hexcel Corp.	1,880	110,300
Hillenbrand, Inc.	1,104	46,004
Honeywell International, Inc.	8,956	1,695,819
Howmet Aerospace, Inc.	6,810	241,278
Hubbell, Inc.	784	161,739
Huntington Ingalls Industries, Inc.	1,125	259,042

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyster-Yale Materials Handling, Inc.	586	17,070
IDEX Corp.	620	124,750
Illinois Tool Works, Inc.	3,721	724,962
Ingersoll Rand, Inc.	1,337	63,334
ITT, Inc.	1,132	82,104
JELD-WEN Holding, Inc. *	2,459	27,418
John Bean Technologies Corp.	273	28,190
Johnson Controls International plc	10,281	556,613
Kadant, Inc.	91	16,328
Kaman Corp.	928	29,436
Kennametal, Inc.	1,849	43,341
Kratos Defense & Security Solutions, Inc. *	830	10,408
L3Harris Technologies, Inc.	2,042	465,964
Lennox International, Inc.	382	91,726
Lincoln Electric Holdings, Inc.	837	114,410
Lindsay Corp.	126	20,205
Lockheed Martin Corp.	3,489	1,465,764
Masco Corp.	3,662	186,286
Masonite International Corp. *	564	46,146
MasTec, Inc. *	1,201	96,680
Maxar Technologies, Inc.	1,191	28,382
McGrath RentCorp	397	33,554
MDU Resources Group, Inc.	4,905	147,886
Mercury Systems, Inc. *	389	18,723
Moog, Inc., Class A	910	68,232
MRC Global, Inc. *	4,615	44,904
MSC Industrial Direct Co., Inc., Class A	1,278	101,230
Mueller Industries, Inc.	1,348	85,153
Mueller Water Products, Inc., Class A	2,557	28,843
MYR Group, Inc. *	328	30,484
National Presto Industries, Inc.	208	14,190
Nordson Corp.	422	95,866
Northrop Grumman Corp.	2,170	1,037,238
NOW, Inc. *	7,006	84,913
nVent Electric plc	2,729	89,948
Oshkosh Corp.	1,756	140,059
Otis Worldwide Corp.	2,907	209,944
Owens Corning	2,443	199,666
PACCAR, Inc.	7,465	653,262
Parker-Hannifin Corp.	1,576	417,640
Parsons Corp. *	499	20,649
Pentair plc	2,297	102,216
PGT Innovations, Inc. *	891	18,640
Primoris Services Corp.	2,097	42,506
Proto Labs, Inc. *	369	14,170
Quanex Building Products Corp.	1,092	24,352
Quanta Services, Inc.	2,167	306,197
Raytheon Technologies Corp.	13,859	1,243,845
RBC Bearings, Inc. *	164	39,472
Regal Rexnord Corp.	871	119,841
Resideo Technologies, Inc. *	2,993	62,314
REV Group, Inc.	622	7,165
Rockwell Automation, Inc.	1,157	274,140
Rush Enterprises, Inc., Class A	1,564	73,602
Sensata Technologies Holding plc	2,251	90,670
Simpson Manufacturing Co., Inc.	474	43,911
SiteOne Landscape Supply, Inc. *	213	26,659
Snap-on, Inc.	1,006	219,167
Spirit AeroSystems Holdings, Inc., Class A	4,768	143,517
SPX Technologies, Inc. *	375	21,398
Standex International Corp.	229	20,704
Stanley Black & Decker, Inc.	2,495	219,809
Sterling Infrastructure, Inc. *	258	6,525
Tennant Co.	331	19,976
Terex Corp.	1,612	53,551
Textainer Group Holdings Ltd.	433	13,155
Textron, Inc.	4,584	285,950
The AZEK Co., Inc. *	319	5,822
SECURITY	NUMBER OF SHARES	VALUE ($)
The Boeing Co. *	10,897	1,746,244
The Gorman-Rupp Co.	251	6,629
The Greenbrier Cos., Inc.	1,789	51,004
The Manitowoc Co., Inc. *	1,393	13,303
The Middleby Corp. *	503	72,341
The Shyft Group, Inc.	255	6,107
The Timken Co.	1,302	82,013
The Toro Co.	1,034	85,750
Titan Machinery, Inc. *	329	10,127
TPI Composites, Inc. *	592	11,005
Trane Technologies plc	2,272	350,047
TransDigm Group, Inc.	500	300,195
Trex Co., Inc. *	406	18,997
Trinity Industries, Inc.	2,282	55,635
Triton International Ltd.	1,233	73,474
Tutor Perini Corp. *	4,542	30,795
UFP Industries, Inc.	1,410	111,940
United Rentals, Inc. *	1,330	388,413
Univar Solutions, Inc. *	4,302	108,496
V2X, Inc. *	476	16,498
Valmont Industries, Inc.	323	89,413
Veritiv Corp. *	300	35,757
Vertiv Holdings Co.	543	6,261
W.W. Grainger, Inc.	709	393,452
Wabash National Corp.	3,132	51,521
Watsco, Inc.	472	128,398
Watts Water Technologies, Inc., Class A	290	40,171
WESCO International, Inc. *	1,184	155,909
Westinghouse Air Brake Technologies Corp.	1,755	153,826
WillScot Mobile Mini Holdings Corp. *	352	14,129
Woodward, Inc.	657	61,147
Xylem, Inc.	1,441	131,275
Zurn Water Solutions Corp.	1,019	28,104
		33,289,600

Commercial & Professional Services 1.2%
ABM Industries, Inc.	2,318	107,555
ACCO Brands Corp.	4,648	27,563
ASGN, Inc. *	713	68,947
Barrett Business Services, Inc.	84	6,774
Booz Allen Hamilton Holding Corp.	1,734	165,944
Brady Corp., Class A	944	43,934
BrightView Holdings, Inc. *	1,577	15,959
CACI International, Inc., Class A *	409	114,876
Casella Waste Systems, Inc., Class A *	112	9,176
CBIZ, Inc. *	635	27,724
Cimpress plc *	453	15,212
Cintas Corp.	662	269,328
Clarivate plc *	726	8,472
Clean Harbors, Inc. *	756	88,770
Copart, Inc. *	814	97,395
CoreCivic, Inc. *	8,515	81,148
CoStar Group, Inc. *	855	59,542
Deluxe Corp.	2,212	42,559
Dun & Bradstreet Holdings, Inc.	551	7,852
Equifax, Inc.	599	113,061
Exponent, Inc.	214	20,086
FTI Consulting, Inc. *	493	79,176
Harsco Corp. *	2,866	16,250
Healthcare Services Group, Inc.	3,031	42,646
Heidrick & Struggles International, Inc.	356	10,132
HNI Corp.	1,491	47,712
Huron Consulting Group, Inc. *	384	25,690
IAA, Inc. *	774	28,839
ICF International, Inc.	346	35,140
Insperity, Inc.	346	37,721
Interface, Inc.	2,016	22,519

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jacobs Solutions, Inc.	2,045	254,766
KAR Auction Services, Inc. *	3,986	58,196
KBR, Inc.	2,137	103,217
Kelly Services, Inc., Class A	4,419	71,190
Kforce, Inc.	491	26,868
Kimball International, Inc., Class B	1,239	9,478
Korn Ferry	824	50,198
Leidos Holdings, Inc.	2,955	280,873
ManpowerGroup, Inc.	3,323	243,642
ManTech International Corp., Class A	551	52,846
Matthews International Corp., Class A	1,068	26,711
MillerKnoll, Inc.	1,940	53,699
MSA Safety, Inc.	289	34,351
Nielsen Holdings plc	10,760	299,558
Pitney Bowes, Inc.	11,371	32,862
Republic Services, Inc.	2,298	327,971
Resources Connection, Inc.	1,326	25,910
Robert Half International, Inc.	1,931	148,629
Rollins, Inc.	1,116	37,676
Science Applications International Corp.	1,362	124,037
SP Plus Corp. *	707	23,430
Steelcase, Inc., Class A	4,774	53,373
Stericycle, Inc. *	1,245	62,362
Tetra Tech, Inc.	467	63,423
The Brink's Co.	649	35,877
The GEO Group, Inc. *	11,030	90,225
TransUnion	927	68,477
TriNet Group, Inc. *	382	31,477
TrueBlue, Inc. *	2,192	45,024
UniFirst Corp.	320	57,683
Verisk Analytics, Inc.	784	146,733
Viad Corp. *	532	20,312
Waste Management, Inc.	4,502	760,973
		5,459,749

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	509	24,254
Beazer Homes USA, Inc. *	1,337	19,039
Brunswick Corp.	1,497	111,841
Callaway Golf Co. *	907	20,072
Capri Holdings Ltd. *	3,125	147,438
Carter's, Inc.	1,250	92,313
Cavco Industries, Inc. *	116	27,145
Century Communities, Inc.	538	25,119
Columbia Sportswear Co.	627	44,667
Crocs, Inc. *	331	24,395
D.R. Horton, Inc.	5,936	422,346
Deckers Outdoor Corp. *	278	89,396
Ethan Allen Interiors, Inc.	1,185	28,167
Fossil Group, Inc. *	2,925	12,373
G-III Apparel Group Ltd. *	2,194	46,228
Hanesbrands, Inc.	10,944	95,322
Hasbro, Inc.	1,695	133,600
Helen of Troy Ltd. *	311	38,449
Installed Building Products, Inc.	185	16,754
iRobot Corp. *	584	34,386
KB Home	2,253	64,548
Kontoor Brands, Inc.	897	33,395
La-Z-Boy, Inc.	1,652	43,596
Leggett & Platt, Inc.	3,376	129,031
Lennar Corp., Class A	5,330	412,809
LGI Homes, Inc. *	311	29,517
Lululemon Athletica, Inc. *	432	129,583
M.D.C. Holdings, Inc.	1,532	47,615
M/I Homes, Inc. *	917	39,651
Malibu Boats, Inc., Class A *	134	8,044
Mattel, Inc. *	3,599	79,610
SECURITY	NUMBER OF SHARES	VALUE ($)
Meritage Homes Corp. *	1,019	79,839
Mohawk Industries, Inc. *	1,645	181,542
Movado Group, Inc.	388	12,373
Newell Brands, Inc.	7,934	141,622
NIKE, Inc., Class B	8,036	855,432
NVR, Inc. *	52	215,283
Oxford Industries, Inc.	339	36,181
Polaris, Inc.	1,192	135,018
PulteGroup, Inc.	7,447	302,795
PVH Corp.	2,621	147,431
Ralph Lauren Corp.	1,233	112,610
Skechers U.S.A., Inc., Class A *	2,203	83,273
Skyline Champion Corp. *	303	17,171
Smith & Wesson Brands, Inc.	1,342	17,849
Sonos, Inc. *	318	4,783
Steven Madden Ltd.	1,611	46,896
Sturm Ruger & Co., Inc.	437	22,833
Tapestry, Inc.	5,355	185,979
Taylor Morrison Home Corp. *	3,544	88,990
Tempur Sealy International, Inc.	2,015	50,395
Toll Brothers, Inc.	3,003	131,501
TopBuild Corp. *	286	52,555
Tri Pointe Homes, Inc. *	4,384	75,975
Tupperware Brands Corp. *	3,498	39,318
Under Armour, Inc., Class A *	2,447	20,604
Under Armour, Inc., Class C *	2,578	19,567
Universal Electronics, Inc. *	540	12,004
Vera Bradley, Inc. *	846	3,350
VF Corp.	5,787	239,871
Vista Outdoor, Inc. *	848	23,846
Whirlpool Corp.	1,938	303,491
Wolverine World Wide, Inc.	2,303	45,001
YETI Holdings, Inc. *	197	7,267
		6,183,348

Consumer Services 2.2%
ADT, Inc.	5,475	39,913
Adtalem Global Education, Inc. *	2,160	81,410
American Public Education, Inc. *	773	7,985
Aramark	6,170	220,331
Arcos Dorados Holdings, Inc., Class A	4,088	29,842
Bally's Corp. *	395	9,358
BJ's Restaurants, Inc. *	881	22,095
Bloomin' Brands, Inc.	2,891	58,456
Booking Holdings, Inc. *	474	889,134
Boyd Gaming Corp.	851	46,320
Bright Horizons Family Solutions, Inc. *	437	29,803
Brinker International, Inc. *	1,537	37,672
Caesars Entertainment, Inc. *	473	20,396
Carnival Corp. *	28,596	270,518
Chipotle Mexican Grill, Inc. *	100	159,680
Choice Hotels International, Inc.	176	20,189
Churchill Downs, Inc.	292	57,550
Cracker Barrel Old Country Store, Inc.	746	80,523
Darden Restaurants, Inc.	1,490	184,328
Dave & Buster's Entertainment, Inc. *	999	41,299
Denny's Corp. *	1,431	13,523
Dine Brands Global, Inc.	295	19,647
Domino’s Pizza, Inc.	386	143,538
Everi Holdings, Inc. *	650	12,025
Expedia Group, Inc. *	1,404	144,121
Frontdoor, Inc. *	591	13,877
Graham Holdings Co., Class B	125	70,679
Grand Canyon Education, Inc. *	656	53,385
H&R Block, Inc.	3,847	173,115
Hilton Grand Vacations, Inc. *	1,018	41,514
Hilton Worldwide Holdings, Inc.	2,014	256,503

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyatt Hotels Corp., Class A *	991	88,813
International Game Technology plc	2,919	52,367
Jack in the Box, Inc.	812	64,846
Las Vegas Sands Corp. *	9,103	342,546
Laureate Education, Inc., Class A	3,496	38,526
Marriott International, Inc., Class A	2,224	341,918
Marriott Vacations Worldwide Corp.	585	83,316
McDonald’s Corp.	7,915	1,996,796
MGM Resorts International	7,863	256,648
Norwegian Cruise Line Holdings Ltd. *	8,025	104,967
Papa John's International, Inc.	214	17,298
Penn National Gaming, Inc. *	1,740	54,340
Perdoceo Education Corp. *	2,062	23,878
Planet Fitness, Inc., Class A *	480	32,520
Red Robin Gourmet Burgers, Inc. *	1,307	9,711
Red Rock Resorts, Inc., Class A	622	23,773
Regis Corp. *	13,361	18,705
Royal Caribbean Cruises Ltd. *	4,378	178,841
Scientific Games Corp., Class A *	1,048	51,593
SeaWorld Entertainment, Inc. *	363	18,241
Service Corp. International	1,624	100,217
Six Flags Entertainment Corp. *	2,393	53,005
Starbucks Corp.	15,552	1,307,457
Strategic Education, Inc.	504	32,609
Stride, Inc. *	916	34,936
Terminix Global Holdings, Inc. *	1,347	57,449
Texas Roadhouse, Inc.	868	77,044
The Cheesecake Factory, Inc.	1,194	36,560
The Wendy's Co.	3,652	70,045
Travel & Leisure Co.	2,102	89,125
Vail Resorts, Inc.	361	81,109
Wingstop, Inc.	57	6,490
WW International, Inc. *	1,758	9,177
Wyndham Hotels & Resorts, Inc.	765	49,985
Wynn Resorts Ltd. *	1,725	104,518
Yum China Holdings, Inc.	5,116	256,363
Yum! Brands, Inc.	3,707	412,367
		9,826,828

Diversified Financials 5.6%
Affiliated Managers Group, Inc.	937	119,336
AGNC Investment Corp.	8,124	97,082
Ally Financial, Inc.	11,731	389,469
A-Mark Precious Metals, Inc.	319	9,860
American Express Co.	9,260	1,407,520
Ameriprise Financial, Inc.	1,996	534,948
Annaly Capital Management, Inc.	18,432	118,886
Apollo Commercial Real Estate Finance, Inc.	2,578	30,034
Arbor Realty Trust, Inc.	1,153	17,272
Ares Management Corp., Class A	273	20,240
Artisan Partners Asset Management, Inc., Class A	923	31,161
B. Riley Financial, Inc.	131	6,520
Berkshire Hathaway, Inc., Class B *	26,862	7,542,850
BGC Partners, Inc., Class A	7,368	29,619
BlackRock, Inc.	1,266	843,650
Blackstone Mortgage Trust, Inc., Class A	1,714	49,672
Blackstone, Inc.	1,351	126,913
Bread Financial Holdings, Inc.	3,522	135,351
Brightsphere Investment Group, Inc.	1,254	21,431
BrightSpire Capital, Inc., Class A	1,496	12,566
Broadmark Realty Capital, Inc.	939	6,057
Cannae Holdings, Inc. *	1,258	27,185
Capital One Financial Corp.	11,588	1,226,242
Cboe Global Markets, Inc.	849	100,157
Chimera Investment Corp.	6,480	55,080
SECURITY	NUMBER OF SHARES	VALUE ($)
CME Group, Inc.	1,951	381,635
Cohen & Steers, Inc.	230	16,417
Compass Diversified Holdings	1,528	31,874
Cowen, Inc., Class A	302	11,612
Credit Acceptance Corp. *	94	50,016
Discover Financial Services	7,801	783,923
Donnelley Financial Solutions, Inc. *	555	23,560
Encore Capital Group, Inc. *	455	24,879
Enova International, Inc. *	807	28,197
Equitable Holdings, Inc.	5,251	156,217
Evercore, Inc., Class A	836	78,325
FactSet Research Systems, Inc.	174	75,401
Federated Hermes, Inc.	2,231	75,988
FirstCash Holdings, Inc.	832	64,863
Focus Financial Partners, Inc., Class A *	176	6,890
Franklin Resources, Inc.	11,217	292,427
Green Dot Corp., Class A *	833	16,902
Houlihan Lokey, Inc.	393	30,851
Interactive Brokers Group, Inc., Class A	260	16,013
Intercontinental Exchange, Inc.	3,568	359,833
Invesco Ltd.	9,988	164,502
Janus Henderson Group plc	3,006	70,340
Jefferies Financial Group, Inc.	4,133	132,628
KKR & Co., Inc.	3,831	193,695
Ladder Capital Corp.	2,898	32,052
Lazard Ltd., Class A	2,716	98,727
LendingClub Corp. *	392	5,123
LendingTree, Inc. *	83	2,531
LPL Financial Holdings, Inc.	858	189,901
MarketAxess Holdings, Inc.	117	29,085
MFA Financial, Inc.	2,656	29,030
Moelis & Co., Class A	727	30,287
Moody's Corp.	766	217,942
Morgan Stanley	15,024	1,280,345
Morningstar, Inc.	105	23,939
MSCI, Inc.	226	101,528
Nasdaq, Inc.	2,163	128,763
Navient Corp.	11,452	176,246
Nelnet, Inc., Class A	331	27,883
New York Mortgage Trust, Inc.	7,150	20,020
Northern Trust Corp.	2,676	254,461
OneMain Holdings, Inc.	3,008	105,069
PennyMac Mortgage Investment Trust	2,010	29,849
Piper Sandler Cos.	164	18,790
PRA Group, Inc. *	712	26,301
PROG Holdings, Inc. *	2,404	44,570
Raymond James Financial, Inc.	1,811	189,014
Ready Capital Corp.	402	5,266
Redwood Trust, Inc.	2,348	18,197
Regional Management Corp.	123	4,144
Rithm Capital Corp.	13,595	128,201
S&P Global, Inc.	1,907	671,607
SEI Investments Co.	1,864	101,961
SLM Corp.	5,056	77,256
Starwood Property Trust, Inc.	4,354	99,837
State Street Corp.	5,737	392,124
Stifel Financial Corp.	803	47,626
Synchrony Financial	25,759	843,607
T. Rowe Price Group, Inc.	3,429	411,480
The Bank of New York Mellon Corp.	18,643	774,244
The Carlyle Group, Inc.	895	29,114
The Charles Schwab Corp. (a)	5,139	364,612
The Goldman Sachs Group, Inc.	5,752	1,913,518
TPG RE Finance Trust, Inc.	1,302	12,057
Tradeweb Markets, Inc., Class A	277	19,276
Two Harbors Investment Corp.	7,814	37,898
Virtu Financial, Inc., Class A	776	17,817
Virtus Investment Partners, Inc.	76	14,535

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Voya Financial, Inc.	1,734	106,693
WisdomTree Investments, Inc.	2,527	12,660
World Acceptance Corp. *	137	15,925
		25,227,200

Energy 10.1%
Alto Ingredients, Inc. *	4,178	18,049
Antero Midstream Corp.	1,067	10,745
Antero Resources Corp. *	5,506	220,680
APA Corp.	5,858	229,106
Arch Resources, Inc. (b)	723	105,254
Archrock, Inc.	4,385	32,405
Baker Hughes Co.	23,213	586,360
Berry Corp.	582	5,325
Cactus, Inc., Class A	122	4,874
Centennial Resource Development, Inc., Class A *	3,931	32,352
ChampionX Corp.	1,360	29,662
Cheniere Energy, Inc.	1,429	228,897
Chevron Corp.	48,825	7,717,279
CNX Resources Corp. *	5,276	93,227
ConocoPhillips	23,396	2,560,692
CONSOL Energy, Inc.	1,418	101,784
Continental Resources, Inc.	859	59,984
Core Laboratories N.V.	1,097	17,717
CVR Energy, Inc.	2,229	72,799
Delek US Holdings, Inc.	5,836	164,867
Devon Energy Corp.	4,263	301,053
DHT Holdings, Inc.	4,675	36,512
Diamondback Energy, Inc.	1,215	161,935
Dorian LPG Ltd.	441	6,417
Dril-Quip, Inc. *	1,069	23,657
DT Midstream, Inc. *	1,075	59,351
EOG Resources, Inc.	7,570	918,241
EQT Corp.	2,749	131,402
Equitrans Midstream Corp.	10,046	93,126
Exxon Mobil Corp.	131,903	12,608,608
Golar LNG Ltd. *	1,009	27,515
Green Plains, Inc. *	1,535	56,227
Halliburton Co.	15,064	453,878
Helix Energy Solutions Group, Inc. *	5,778	24,961
Helmerich & Payne, Inc.	4,866	208,022
Hess Corp.	1,755	211,969
HF Sinclair Corp.	11,279	593,614
International Seaways, Inc.	1,494	44,118
Kinder Morgan, Inc.	51,556	944,506
Kosmos Energy Ltd. *	10,446	73,853
Liberty Energy, Inc., Class A *	1,619	24,285
Marathon Oil Corp.	18,135	464,075
Marathon Petroleum Corp.	25,581	2,577,286
Matador Resources Co.	705	42,018
Murphy Oil Corp.	4,411	171,897
Nabors Industries Ltd. *	812	107,598
NexTier Oilfield Solutions, Inc. *	5,321	49,858
Nordic American Tankers Ltd.	9,781	25,431
NOV, Inc.	19,994	353,294
Occidental Petroleum Corp.	21,260	1,509,460
Oceaneering International, Inc. *	4,356	38,551
Oil States International, Inc. *	4,651	22,790
ONEOK, Inc.	7,396	452,857
Ovintiv, Inc.	3,640	193,430
Par Pacific Holdings, Inc. *	1,674	31,471
Patterson-UTI Energy, Inc.	8,615	128,364
PBF Energy, Inc., Class A *	16,595	566,885
PDC Energy, Inc.	951	64,582
Peabody Energy Corp. *	6,717	165,641
Phillips 66	26,320	2,354,587
SECURITY	NUMBER OF SHARES	VALUE ($)
Pioneer Natural Resources Co.	1,541	390,212
ProPetro Holding Corp. *	3,508	32,133
Range Resources Corp. *	1,586	52,116
RPC, Inc.	917	7,290
Schlumberger N.V.	32,253	1,230,452
Scorpio Tankers, Inc.	1,757	73,091
SFL Corp., Ltd.	3,787	40,521
SM Energy Co.	2,427	106,958
Southwestern Energy Co. *	7,885	59,059
Talos Energy, Inc. *	396	8,209
Targa Resources Corp.	4,257	290,455
TechnipFMC plc *	20,449	167,273
Teekay Tankers Ltd., Class A *	1,638	40,295
Texas Pacific Land Corp.	10	18,405
The Williams Cos., Inc.	19,440	661,543
Transocean Ltd. *	27,761	100,495
US Silica Holdings, Inc. *	1,541	21,620
Valaris Ltd. *	279	14,223
Valero Energy Corp.	27,169	3,182,033
Weatherford International plc *	823	23,159
World Fuel Services Corp.	15,240	393,192
		45,528,117

Food & Staples Retailing 2.9%
BJ's Wholesale Club Holdings, Inc. *	758	56,464
Casey's General Stores, Inc.	947	202,440
Costco Wholesale Corp.	4,970	2,594,837
Grocery Outlet Holding Corp. *	1,052	42,206
Ingles Markets, Inc., Class A	694	60,746
Performance Food Group Co. *	6,295	314,624
PriceSmart, Inc.	792	50,110
Rite Aid Corp. *	10,188	73,150
SpartanNash Co.	4,114	125,189
Sprouts Farmers Market, Inc. *	3,939	113,837
Sysco Corp.	9,000	739,980
The Andersons, Inc.	1,510	55,915
The Chefs' Warehouse, Inc. *	532	17,737
The Kroger Co.	33,448	1,603,497
United Natural Foods, Inc. *	3,307	145,773
US Foods Holding Corp. *	10,081	308,680
Walgreens Boots Alliance, Inc.	49,482	1,734,839
Walmart, Inc.	38,108	5,051,215
Weis Markets, Inc.	723	56,184
		13,347,423

Food, Beverage & Tobacco 4.2%
Adecoagro SA	1,643	15,148
Altria Group, Inc.	38,478	1,736,127
Archer-Daniels-Midland Co.	19,733	1,734,333
B&G Foods, Inc. (b)	2,084	45,139
Brown-Forman Corp., Class B	1,175	85,423
Bunge Ltd.	5,760	571,219
Calavo Growers, Inc.	790	33,212
Cal-Maine Foods, Inc.	1,008	54,039
Campbell Soup Co.	3,607	181,721
Coca-Cola Consolidated, Inc.	44	20,871
Coca-Cola Europacific Partners plc	4,854	238,671
Conagra Brands, Inc.	8,828	303,507
Constellation Brands, Inc., Class A	1,655	407,213
Darling Ingredients, Inc. *	1,452	110,439
Dole plc	596	5,394
Flowers Foods, Inc.	3,900	106,470
Fresh Del Monte Produce, Inc.	2,650	72,451
General Mills, Inc.	9,828	754,790
Hormel Foods Corp.	4,663	234,456
Hostess Brands, Inc. *	1,428	33,101

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ingredion, Inc.	2,338	203,570
J&J Snack Foods Corp.	252	37,556
John B Sanfilippo & Son, Inc.	291	23,492
Kellogg Co.	4,411	320,856
Keurig Dr Pepper, Inc.	6,358	242,367
Lamb Weston Holdings, Inc.	1,334	106,093
Lancaster Colony Corp.	296	49,891
McCormick & Co., Inc. Non Voting Shares	1,846	155,193
Mission Produce, Inc. *	501	8,066
Molson Coors Beverage Co., Class B	6,377	329,500
Mondelez International, Inc., Class A	20,369	1,260,026
Monster Beverage Corp. *	2,797	248,458
National Beverage Corp.	177	9,816
Nomad Foods Ltd. *	2,080	36,795
PepsiCo, Inc.	15,538	2,676,731
Philip Morris International, Inc.	21,086	2,013,502
Pilgrim's Pride Corp. *	1,821	51,844
Post Holdings, Inc. *	1,273	112,991
The Boston Beer Co., Inc., Class A *	96	32,360
The Coca-Cola Co.	36,401	2,246,306
The Hain Celestial Group, Inc. *	1,679	34,017
The Hershey Co.	1,090	244,890
The J.M. Smucker Co.	2,642	369,854
The Kraft Heinz Co.	16,166	604,608
TreeHouse Foods, Inc. *	2,024	94,318
Tyson Foods, Inc., Class A	10,236	771,590
Universal Corp.	1,420	72,477
Vector Group Ltd.	3,089	30,272
		19,131,163

Health Care Equipment & Services 6.4%
Abbott Laboratories	10,716	1,099,997
ABIOMED, Inc. *	122	31,632
Acadia Healthcare Co., Inc. *	1,083	88,730
Addus HomeCare Corp. *	173	15,435
Align Technology, Inc. *	219	53,370
Allscripts Healthcare Solutions, Inc. *	2,357	40,069
Amedisys, Inc. *	285	33,758
AmerisourceBergen Corp.	2,707	396,738
AMN Healthcare Services, Inc. *	473	48,549
Avanos Medical, Inc. *	568	13,990
Baxter International, Inc.	6,484	372,571
Becton Dickinson & Co.	2,138	539,674
Boston Scientific Corp. *	7,291	293,900
Brookdale Senior Living, Inc. *	6,798	29,911
Cardinal Health, Inc.	16,120	1,140,006
Centene Corp. *	11,064	992,883
Change Healthcare, Inc. *	2,708	66,536
Chemed Corp.	160	76,190
Cigna Corp.	6,072	1,721,108
Community Health Systems, Inc. *	4,963	13,202
CONMED Corp.	193	17,094
Covetrus, Inc. *	2,580	53,845
Cross Country Healthcare, Inc. *	317	8,045
CVS Health Corp.	38,111	3,740,595
DaVita, Inc. *	2,785	237,533
Dentsply Sirona, Inc.	3,305	108,305
DexCom, Inc. *	137	11,263
Edwards Lifesciences Corp. *	1,522	137,132
Elevance Health, Inc.	5,127	2,487,159
Embecta Corp.	416	13,279
Encompass Health Corp.	1,777	86,309
Enhabit, Inc. *	888	14,741
Enovis Corp. *	490	24,818
Envista Holdings Corp. *	2,277	84,454
Globus Medical, Inc., Class A *	424	25,097
Haemonetics Corp. *	667	50,045
SECURITY	NUMBER OF SHARES	VALUE ($)
HCA Healthcare, Inc.	3,657	723,611
HealthEquity, Inc. *	142	9,383
Henry Schein, Inc. *	2,911	213,697
Hologic, Inc. *	1,985	134,107
Humana, Inc.	3,225	1,553,740
ICU Medical, Inc. *	171	27,189
IDEXX Laboratories, Inc. *	159	55,272
Integer Holdings Corp. *	435	27,435
Integra LifeSciences Holdings Corp. *	465	22,185
Intuitive Surgical, Inc. *	839	172,616
Invacare Corp. *	4,695	4,061
Laboratory Corp. of America Holdings	1,262	284,291
LHC Group, Inc. *	287	46,342
LivaNova plc *	245	13,781
Masimo Corp. *	239	35,107
McKesson Corp.	4,119	1,511,673
Medtronic plc	17,791	1,564,185
Merit Medical Systems, Inc. *	361	21,382
ModivCare, Inc. *	217	23,505
Molina Healthcare, Inc. *	752	253,702
Multiplan Corp. *	3,638	12,806
Neogen Corp. *	555	11,599
NextGen Healthcare, Inc. *	847	14,518
NuVasive, Inc. *	639	27,164
Omnicell, Inc. *	178	18,208
OPKO Health, Inc. *	2,406	5,245
Option Care Health, Inc. *	493	15,263
Orthofix Medical, Inc. *	416	8,278
Owens & Minor, Inc.	1,739	51,318
Patterson Cos., Inc.	3,058	85,288
Pediatrix Medical Group, Inc. *	2,908	51,821
Premier, Inc., Class A	1,939	68,330
Quest Diagnostics, Inc.	2,432	304,754
QuidelOrtho Corp. *	243	19,260
RadNet, Inc. *	265	5,324
ResMed, Inc.	539	118,537
Select Medical Holdings Corp.	2,155	55,254
STERIS plc	606	122,036
Stryker Corp.	2,181	447,541
Teladoc Health, Inc. *	148	4,597
Teleflex, Inc.	287	64,937
Tenet Healthcare Corp. *	2,467	139,385
The Cooper Cos., Inc.	262	75,309
The Ensign Group, Inc.	394	33,608
UnitedHealth Group, Inc.	10,813	5,615,515
Universal Health Services, Inc., Class B	2,571	251,547
US Physical Therapy, Inc.	133	10,987
Varex Imaging Corp. *	712	15,016
Veeva Systems, Inc., Class A *	162	32,290
Zimmer Biomet Holdings, Inc.	2,311	245,706
Zimvie, Inc. *	280	4,262
		28,800,930

Household & Personal Products 1.3%
Central Garden & Pet Co., Class A *	791	29,868
Church & Dwight Co., Inc.	2,265	189,603
Colgate-Palmolive Co.	9,236	722,347
Coty, Inc., Class A *	6,690	50,242
Edgewell Personal Care Co.	1,559	60,739
Energizer Holdings, Inc.	1,096	30,798
Herbalife Nutrition Ltd. *	1,654	43,153
Inter Parfums, Inc.	173	13,584
Kimberly-Clark Corp.	4,292	547,316
Medifast, Inc.	101	12,673
Nu Skin Enterprises, Inc., Class A	1,907	78,073
Reynolds Consumer Products, Inc.	280	7,820
Spectrum Brands Holdings, Inc.	1,041	65,573

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
The Clorox Co.	1,557	224,737
The Estee Lauder Cos., Inc., Class A	1,104	280,835
The Procter & Gamble Co.	25,621	3,534,161
USANA Health Sciences, Inc. *	357	23,034
WD-40 Co.	105	19,862
		5,934,418

Insurance 3.5%
Aflac, Inc.	14,630	869,315
Alleghany Corp. *	231	194,313
Ambac Financial Group, Inc. *	1,788	26,981
American Equity Investment Life Holding Co.	2,215	84,170
American Financial Group, Inc.	1,015	129,595
American International Group, Inc.	30,765	1,592,089
AMERISAFE, Inc.	472	22,571
Aon plc, Class A	2,072	578,627
Arch Capital Group Ltd. *	3,699	169,118
Argo Group International Holdings Ltd.	599	11,758
Arthur J. Gallagher & Co.	1,266	229,868
Assurant, Inc.	681	107,932
Assured Guaranty Ltd.	2,689	137,327
Axis Capital Holdings Ltd.	1,455	77,333
Brighthouse Financial, Inc. *	313	14,883
Brown & Brown, Inc.	1,494	94,182
Chubb Ltd.	5,316	1,004,990
Cincinnati Financial Corp.	1,933	187,424
CNA Financial Corp.	730	28,076
CNO Financial Group, Inc.	6,196	114,068
Employers Holdings, Inc.	721	28,234
Enstar Group Ltd. *	141	26,684
Everest Re Group Ltd.	658	177,035
Fidelity National Financial, Inc.	5,138	200,896
First American Financial Corp.	2,482	132,787
Genworth Financial, Inc., Class A *	34,427	145,282
Globe Life, Inc.	1,931	187,674
Horace Mann Educators Corp.	655	23,429
James River Group Holdings Ltd.	901	21,408
Kemper Corp.	1,487	68,402
Lincoln National Corp.	4,892	225,326
Loews Corp.	4,944	273,453
Markel Corp. *	139	165,981
Marsh & McLennan Cos., Inc.	3,890	627,729
MBIA, Inc. *	1,834	21,623
Mercury General Corp.	730	23,287
MetLife, Inc.	17,484	1,124,746
Old Republic International Corp.	7,008	153,055
Primerica, Inc.	725	91,894
Principal Financial Group, Inc.	5,123	382,995
ProAssurance Corp.	2,329	49,817
Prudential Financial, Inc.	10,830	1,036,972
Reinsurance Group of America, Inc.	1,777	222,765
RenaissanceRe Holdings Ltd.	540	73,040
RLI Corp.	294	32,269
Safety Insurance Group, Inc.	329	29,626
Selective Insurance Group, Inc.	718	57,024
SiriusPoint Ltd. *	1,810	8,091
Stewart Information Services Corp.	745	37,727
The Allstate Corp.	8,330	1,003,765
The Hanover Insurance Group, Inc.	802	103,771
The Hartford Financial Services Group, Inc.	7,639	491,264
The Progressive Corp.	7,270	891,665
The Travelers Cos., Inc.	8,417	1,360,524
United Fire Group, Inc.	744	21,896
Universal Insurance Holdings, Inc.	1,796	21,444
Unum Group	9,640	364,874
W.R. Berkley Corp.	2,739	177,487
SECURITY	NUMBER OF SHARES	VALUE ($)
White Mountains Insurance Group Ltd.	59	80,830
Willis Towers Watson plc	1,181	244,266
		16,085,657

Materials 3.4%
AdvanSix, Inc.	695	25,201
Air Products and Chemicals, Inc.	2,028	511,969
Albemarle Corp.	703	188,376
Alcoa Corp.	4,305	213,011
Alpha Metallurgical Resources, Inc.	128	20,115
American Vanguard Corp.	311	6,198
AptarGroup, Inc.	810	83,276
Arconic Corp. *	4,781	120,529
Ashland, Inc.	866	88,124
ATI, Inc. *	2,476	74,107
Avery Dennison Corp.	936	171,868
Avient Corp.	1,426	62,502
Axalta Coating Systems Ltd. *	3,175	81,756
Balchem Corp.	209	27,550
Ball Corp.	2,369	132,214
Berry Global Group, Inc. *	2,350	127,675
Cabot Corp.	1,127	81,110
Carpenter Technology Corp.	1,940	65,902
Celanese Corp.	2,037	225,822
Century Aluminum Co. *	1,104	8,523
CF Industries Holdings, Inc.	3,420	353,833
Clearwater Paper Corp. *	946	40,243
Cleveland-Cliffs, Inc. *	1,955	33,763
Coeur Mining, Inc. *	2,557	7,057
Commercial Metals Co.	3,184	128,984
Compass Minerals International, Inc.	921	37,291
Constellium SE *	1,975	26,307
Corteva, Inc.	6,885	422,946
Crown Holdings, Inc.	1,417	128,366
Dow, Inc.	12,816	653,616
DuPont de Nemours, Inc.	13,509	751,641
Eagle Materials, Inc.	488	58,375
Eastman Chemical Co.	3,346	304,486
Ecolab, Inc.	2,512	411,541
Ecovyst, Inc. *	708	6,542
Element Solutions, Inc.	2,330	43,501
FMC Corp.	985	106,459
Freeport-McMoRan, Inc.	8,983	265,897
GCP Applied Technologies, Inc. *	708	22,245
Glatfelter Corp.	1,870	9,107
Graphic Packaging Holding Co.	6,815	151,770
Greif, Inc., Class A	723	48,477
H.B. Fuller Co.	830	53,834
Hawkins, Inc.	404	15,481
Hecla Mining Co.	5,246	20,669
Huntsman Corp.	5,570	156,071
Ingevity Corp. *	506	35,491
Innospec, Inc.	469	43,833
International Flavors & Fragrances, Inc.	1,214	134,123
International Paper Co.	11,808	491,449
Kaiser Aluminum Corp.	444	31,861
Koppers Holdings, Inc.	695	15,867
Linde plc	4,388	1,241,190
Livent Corp. *	618	19,887
Louisiana-Pacific Corp.	1,408	76,356
LyondellBasell Industries N.V., Class A	8,454	701,682
Martin Marietta Materials, Inc.	567	197,152
Materion Corp.	440	37,976
Mativ Holdings, Inc.	2,125	50,192
Mercer International, Inc.	840	13,625
Minerals Technologies, Inc.	742	43,229
Myers Industries, Inc.	783	15,128

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NewMarket Corp.	162	46,528
Newmont Corp.	7,563	312,806
Nucor Corp.	5,981	795,114
O-I Glass, Inc. *	9,102	118,417
Olin Corp.	2,367	129,380
Olympic Steel, Inc.	377	9,923
Orion Engineered Carbons S.A.	1,854	31,258
Packaging Corp. of America	1,732	237,145
Pactiv Evergreen, Inc.	1,358	15,074
PPG Industries, Inc.	3,799	482,397
Quaker Chemical Corp.	103	17,955
Rayonier Advanced Materials, Inc. *	3,232	14,609
Reliance Steel & Aluminum Co.	2,075	390,058
Resolute Forest Products, Inc. *	1,502	30,431
Royal Gold, Inc.	351	32,257
RPM International, Inc.	1,592	148,311
Schnitzer Steel Industries, Inc., Class A	1,056	34,890
Sealed Air Corp.	2,598	139,798
Sensient Technologies Corp.	615	48,997
Silgan Holdings, Inc.	1,684	76,706
Sonoco Products Co.	2,400	151,248
Southern Copper Corp.	870	40,951
Steel Dynamics, Inc.	4,672	377,124
Stepan Co.	500	52,115
Summit Materials, Inc., Class A *	1,737	49,366
SunCoke Energy, Inc.	4,370	28,798
Sylvamo Corp.	1,856	82,481
The Chemours Co.	4,024	135,730
The Mosaic Co.	6,682	359,959
The Scotts Miracle-Gro Co.	577	38,630
The Sherwin-Williams Co.	1,261	292,678
TimkenSteel Corp. *	598	9,173
TriMas Corp.	750	20,640
Trinseo plc	1,520	40,326
Tronox Holdings plc, Class A	1,833	26,817
United States Steel Corp.	7,879	180,193
Valvoline, Inc.	1,418	41,221
Vulcan Materials Co.	1,098	182,806
Warrior Met Coal, Inc.	3,540	115,227
Westlake Corp.	680	67,068
Westrock Co.	10,180	413,206
Worthington Industries, Inc.	1,084	55,273
		15,596,455

Media & Entertainment 4.3%
Activision Blizzard, Inc.	5,470	429,340
Alphabet, Inc., Class A *	27,937	3,023,342
Alphabet, Inc., Class C *	26,469	2,889,091
Altice USA, Inc., Class A *	13,971	139,710
AMC Entertainment Holdings, Inc., Class A *	1,164	10,616
AMC Networks, Inc., Class A *	1,824	48,865
Audacy, Inc., Class A *	3,757	2,072
Bumble, Inc., Class A *	328	8,216
Cable One, Inc.	33	37,455
Cars.com, Inc. *	1,785	22,759
Charter Communications, Inc., Class A *	2,352	970,506
Cinemark Holdings, Inc. *	4,909	69,119
Clear Channel Outdoor Holdings, Inc. *	15,367	24,587
Comcast Corp., Class A	81,740	2,958,171
DISH Network Corp., Class A *	6,538	113,434
Electronic Arts, Inc.	2,830	359,042
Fox Corp., Class A	6,270	214,309
Fox Corp., Class B	3,012	95,239
Gannett Co., Inc. *	6,062	14,064
Gray Television, Inc.	2,172	41,485
IAC/InterActiveCorp *	215	13,818
iHeartMedia, Inc., Class A *	3,826	33,860
SECURITY	NUMBER OF SHARES	VALUE ($)
John Wiley & Sons, Inc., Class A	898	41,335
Liberty Media Corp. - Liberty Formula One, Class C *	825	52,536
Liberty Media Corp. - Liberty SiriusXM, Class A	2,791	115,938
Liberty Media Corp. - Liberty SiriusXM, Class C *	5,302	219,291
Lions Gate Entertainment Corp., Class A *	1,402	13,810
Lions Gate Entertainment Corp., Class B *	2,658	24,799
Live Nation Entertainment, Inc. *	407	36,777
Madison Square Garden Entertainment Corp. *	440	24,446
Madison Square Garden Sports Corp. *	113	18,111
Match Group, Inc. *	657	37,140
Meta Platforms, Inc., Class A *	15,018	2,446,883
Netflix, Inc. *	786	175,718
News Corp., Class A	7,312	123,719
News Corp., Class B	2,232	38,480
Nexstar Media Group, Inc., Class A	605	115,749
Omnicom Group, Inc.	4,530	303,057
Paramount Global, Class B	15,891	371,691
Pinterest, Inc., Class A *	470	10,829
Roku, Inc. *	69	4,692
Scholastic Corp.	925	42,467
Shutterstock, Inc.	84	4,654
Sinclair Broadcast Group, Inc., Class A	1,772	39,143
Sirius XM Holdings, Inc.	11,679	71,125
Spotify Technology S.A. *	362	39,150
Take-Two Interactive Software, Inc. *	834	102,215
TEGNA, Inc.	4,507	96,450
The E.W. Scripps Co., Class A *	1,017	15,204
The Interpublic Group of Cos., Inc.	5,780	159,759
The Marcus Corp.	1,003	16,138
The New York Times Co., Class A	1,302	39,698
The Walt Disney Co. *	19,145	2,145,772
TripAdvisor, Inc. *	1,814	43,173
Twitter, Inc. *	2,449	94,899
Warner Bros Discovery, Inc. *	71,907	952,049
WideOpenWest, Inc. *	438	7,796
World Wrestling Entertainment, Inc., Class A	305	20,743
Yelp, Inc. *	1,365	46,642
Ziff Davis, Inc. *	544	42,040
		19,673,218

Pharmaceuticals, Biotechnology & Life Sciences 5.9%
AbbVie, Inc.	16,699	2,245,348
Agilent Technologies, Inc.	1,791	229,696
Alkermes plc *	732	17,326
Amgen, Inc.	10,106	2,428,472
Avantor, Inc. *	1,398	34,824
Azenta, Inc.	289	15,233
Biogen, Inc. *	3,188	622,871
BioMarin Pharmaceutical, Inc. *	392	34,966
Bio-Rad Laboratories, Inc., Class A *	88	42,684
Bio-Techne Corp.	91	30,195
Bristol-Myers Squibb Co.	21,937	1,478,773
Bruker Corp.	621	34,776
Catalent, Inc. *	561	49,368
Charles River Laboratories International, Inc. *	218	44,744
Corcept Therapeutics, Inc. *	272	7,023
Danaher Corp.	2,237	603,789
Eagle Pharmaceuticals, Inc. *	134	4,391
Elanco Animal Health, Inc. *	2,689	40,685
Eli Lilly & Co.	3,008	906,100

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Emergent BioSolutions, Inc. *	639	15,349
Exact Sciences Corp. *	102	3,626
Exelixis, Inc. *	1,887	33,475
Gilead Sciences, Inc.	36,992	2,347,882
Horizon Therapeutics plc *	397	23,506
ICON plc *	539	113,098
Illumina, Inc. *	519	104,651
Incyte Corp. *	636	44,793
Ionis Pharmaceuticals, Inc. *	177	7,526
IQVIA Holdings, Inc. *	1,745	371,092
Jazz Pharmaceuticals plc *	944	146,528
Johnson & Johnson	30,968	4,996,377
Ligand Pharmaceuticals, Inc. *	139	12,842
Medpace Holdings, Inc. *	119	17,566
Merck & Co., Inc.	34,718	2,963,528
Mettler-Toledo International, Inc. *	111	134,583
Myriad Genetics, Inc. *	1,152	25,736
PerkinElmer, Inc.	562	75,904
Perrigo Co., plc	3,992	149,381
Pfizer, Inc.	85,678	3,875,216
Prestige Consumer Healthcare, Inc. *	599	30,297
Regeneron Pharmaceuticals, Inc. *	576	334,691
Royalty Pharma plc, Class A	915	38,256
Seagen, Inc. *	82	12,652
Supernus Pharmaceuticals, Inc. *	269	9,208
Syneos Health, Inc. *	865	51,995
Thermo Fisher Scientific, Inc.	1,833	999,572
United Therapeutics Corp. *	600	135,972
Vertex Pharmaceuticals, Inc. *	618	174,128
Viatris, Inc.	29,613	282,804
Waters Corp. *	530	158,258
West Pharmaceutical Services, Inc.	209	62,008
Zoetis, Inc.	1,687	264,066
		26,887,830

Real Estate 2.5%
Acadia Realty Trust	1,190	18,957
Agree Realty Corp.	141	10,620
Alexander & Baldwin, Inc.	1,933	36,205
Alexandria Real Estate Equities, Inc.	677	103,852
American Assets Trust, Inc.	624	17,322
American Homes 4 Rent, Class A	1,450	51,562
American Tower Corp.	2,114	537,062
Americold Realty Trust, Inc.	1,787	52,574
Anywhere Real Estate, Inc. *	8,543	83,465
Apartment Income REIT Corp.	1,688	68,955
Apartment Investment & Management Co., Class A *	1,042	9,211
Apple Hospitality REIT, Inc.	5,814	92,501
Ashford Hospitality Trust, Inc. *	1,088	9,988
AvalonBay Communities, Inc.	1,080	216,983
Boston Properties, Inc.	1,971	156,557
Brandywine Realty Trust	4,238	34,031
Brixmor Property Group, Inc.	4,996	107,314
Broadstone Net Lease, Inc.	359	6,871
Camden Property Trust	655	84,174
CareTrust REIT, Inc.	820	17,663
CBRE Group, Inc., Class A	4,147	327,447
Centerspace	179	13,493
Chatham Lodging Trust *	1,596	19,407
Corporate Office Properties Trust	1,827	47,210
Cousins Properties, Inc.	1,264	33,938
Crown Castle, Inc.	2,626	448,600
CubeSmart	1,248	57,470
Cushman & Wakefield plc *	1,746	26,120
DiamondRock Hospitality Co. *	5,390	47,055
Digital Realty Trust, Inc.	1,763	217,960
SECURITY	NUMBER OF SHARES	VALUE ($)
DigitalBridge Group, Inc. *	4,635	82,503
Diversified Healthcare Trust	34,883	50,929
Douglas Emmett, Inc.	2,094	40,875
Duke Realty Corp.	1,835	107,990
Easterly Government Properties, Inc.	823	14,773
EastGroup Properties, Inc.	167	27,560
Empire State Realty Trust, Inc., Class A	4,110	28,647
EPR Properties	1,180	51,318
Equinix, Inc.	470	308,964
Equity Commonwealth *	1,214	31,940
Equity LifeStyle Properties, Inc.	962	67,436
Equity Residential	3,343	244,641
Essential Properties Realty Trust, Inc.	264	5,977
Essex Property Trust, Inc.	470	124,578
Extra Space Storage, Inc.	612	121,623
Federal Realty Investment Trust	741	75,041
First Industrial Realty Trust, Inc.	708	35,881
Four Corners Property Trust, Inc.	290	7,798
Gaming & Leisure Properties, Inc.	2,007	96,878
Getty Realty Corp.	230	6,918
Global Net Lease, Inc.	1,846	25,419
Healthcare Realty Trust, Inc., Class A	3,695	89,862
Healthpeak Properties, Inc.	5,769	151,436
Hersha Hospitality Trust *	2,013	19,526
Highwoods Properties, Inc.	1,661	50,511
Host Hotels & Resorts, Inc.	19,421	345,111
Hudson Pacific Properties, Inc.	2,319	30,634
Industrial Logistics Properties Trust	951	7,123
Invitation Homes, Inc.	2,946	106,881
Iron Mountain, Inc.	4,712	247,898
iStar, Inc.	1,338	18,424
JBG SMITH Properties	1,574	34,581
Jones Lang LaSalle, Inc. *	1,089	188,397
Kennedy-Wilson Holdings, Inc.	1,803	31,661
Kilroy Realty Corp.	1,122	54,720
Kimco Realty Corp.	6,110	128,799
Kite Realty Group Trust	3,072	59,474
Lamar Advertising Co., Class A	970	91,073
Life Storage, Inc.	462	58,789
LTC Properties, Inc.	527	23,657
LXP Industrial Trust	2,947	29,647
Marcus & Millichap, Inc.	378	14,130
Medical Properties Trust, Inc.	4,004	58,498
Mid-America Apartment Communities, Inc.	771	127,732
National Health Investors, Inc.	527	34,524
National Retail Properties, Inc.	1,442	64,746
National Storage Affiliates Trust	151	7,629
Newmark Group, Inc., Class A	1,606	16,461
Office Properties Income Trust	1,684	29,588
Omega Healthcare Investors, Inc.	3,146	102,748
Outfront Media, Inc.	3,168	56,074
Paramount Group, Inc.	5,930	41,095
Park Hotels & Resorts, Inc.	8,339	116,746
Pebblebrook Hotel Trust	2,514	44,297
Physicians Realty Trust	2,107	35,103
Piedmont Office Realty Trust, Inc., Class A	3,489	41,100
PotlatchDeltic Corp.	810	37,600
Prologis, Inc.	2,380	296,334
Public Storage	743	245,807
Rayonier, Inc.	1,505	53,458
Realty Income Corp.	2,987	203,952
Regency Centers Corp.	1,519	92,416
Retail Opportunity Investments Corp.	1,483	24,840
Rexford Industrial Realty, Inc.	327	20,343
RLJ Lodging Trust	6,593	79,512
RPT Realty	1,825	17,575
Ryman Hospitality Properties, Inc. *	623	51,223
Sabra Health Care REIT, Inc.	3,699	55,374

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SBA Communications Corp.	259	84,240
Service Properties Trust	15,494	105,979
Simon Property Group, Inc.	3,836	391,195
SITE Centers Corp.	3,445	44,647
SL Green Realty Corp.	1,803	79,638
Spirit Realty Capital, Inc.	1,111	45,384
STAG Industrial, Inc.	916	28,213
STORE Capital Corp.	1,639	44,220
Summit Hotel Properties, Inc.	3,156	24,806
Sun Communities, Inc.	520	79,929
Sunstone Hotel Investors, Inc. *	6,318	68,803
Tanger Factory Outlet Centers, Inc.	2,550	39,321
Terreno Realty Corp.	236	14,394
The Howard Hughes Corp. *	284	18,071
The Macerich Co.	6,448	61,707
The Necessity Retail REIT, Inc.	2,122	15,830
UDR, Inc.	2,028	90,996
Uniti Group, Inc.	5,856	54,988
Urban Edge Properties	1,888	29,698
Ventas, Inc.	7,371	352,776
Veris Residential, Inc. *	1,883	25,308
VICI Properties, Inc.	2,833	93,461
Vornado Realty Trust	3,916	102,677
Washington Real Estate Investment Trust	1,392	27,297
Welltower, Inc.	5,272	404,099
Weyerhaeuser Co.	12,475	426,146
WP Carey, Inc.	1,366	114,785
Xenia Hotels & Resorts, Inc. *	3,294	52,243
Zillow Group, Inc., Class C *	409	13,685
		11,183,901

Retailing 4.3%
1-800-Flowers.com, Inc., Class A *	557	4,835
Abercrombie & Fitch Co., Class A *	1,864	26,823
Academy Sports & Outdoors, Inc.	976	42,046
Advance Auto Parts, Inc.	1,065	179,602
Amazon.com, Inc. *	25,280	3,204,746
American Eagle Outfitters, Inc.	4,774	53,755
America's Car-Mart, Inc. *	142	11,447
Arko Corp.	923	8,796
Asbury Automotive Group, Inc. *	547	95,441
AutoNation, Inc. *	1,758	219,047
AutoZone, Inc. *	123	260,663
Barnes & Noble Education, Inc. *	2,967	7,596
Bath & Body Works, Inc.	3,570	133,268
Bed Bath & Beyond, Inc. *(b)	13,650	130,084
Best Buy Co., Inc.	7,893	557,956
Big 5 Sporting Goods Corp. (b)	834	10,208
Big Lots, Inc.	3,097	63,705
Boot Barn Holdings, Inc. *	181	12,058
Burlington Stores, Inc. *	460	64,487
Caleres, Inc.	1,483	37,846
Camping World Holdings, Inc., Class A	221	6,657
CarMax, Inc. *	2,783	246,129
Chico's FAS, Inc. *	9,186	52,176
Citi Trends, Inc. *	362	7,312
Conn's, Inc. *	1,090	10,475
Designer Brands, Inc., Class A	3,585	61,160
Dick's Sporting Goods, Inc.	1,422	151,258
Dillard's, Inc., Class A	223	66,062
Dollar General Corp.	3,476	825,272
Dollar Tree, Inc. *	3,324	451,000
eBay, Inc.	13,006	573,955
Etsy, Inc. *	243	25,663
Express, Inc. *	5,963	9,064
Five Below, Inc. *	223	28,517
Floor & Decor Holdings, Inc., Class A *	342	27,825
SECURITY	NUMBER OF SHARES	VALUE ($)
Foot Locker, Inc.	4,512	166,222
GameStop Corp., Class A *(b)	2,515	72,030
Genesco, Inc. *	713	40,342
Genuine Parts Co.	2,552	398,138
Group 1 Automotive, Inc.	769	137,336
Groupon, Inc. *	1,610	15,955
Guess?, Inc.	1,617	28,249
Haverty Furniture Cos., Inc.	817	21,912
Hibbett, Inc.	514	30,120
Kohl's Corp.	10,770	306,083
Lithia Motors, Inc.	486	129,004
LKQ Corp.	4,805	255,722
Lowe’s Cos., Inc.	7,426	1,441,684
Macy's, Inc.	19,447	336,822
MarineMax, Inc. *	566	20,568
MercadoLibre, Inc. *	24	20,529
Monro, Inc.	652	30,194
Murphy USA, Inc.	963	279,434
National Vision Holdings, Inc. *	787	26,152
Nordstrom, Inc.	6,561	112,259
Ollie's Bargain Outlet Holdings, Inc. *	746	41,261
O'Reilly Automotive, Inc. *	711	495,652
Overstock.com, Inc. *	479	12,502
Party City Holdco, Inc. *	7,855	15,474
Penske Automotive Group, Inc.	1,041	122,744
PetMed Express, Inc.	591	12,157
Pool Corp.	177	60,037
Qurate Retail, Inc., Class A	40,274	124,849
Rent-A-Center, Inc.	1,014	26,202
RH *	69	17,658
Ross Stores, Inc.	4,073	351,378
Sally Beauty Holdings, Inc. *	4,249	63,225
Shoe Carnival, Inc.	554	13,180
Signet Jewelers Ltd.	1,201	78,509
Sleep Number Corp. *	622	25,769
Sonic Automotive, Inc., Class A	1,250	66,488
Sportsman's Warehouse Holdings, Inc. *	742	5,906
Stitch Fix, Inc., Class A *	1,242	6,235
Target Corp.	9,172	1,470,638
The Aaron's Co., Inc.	846	10,067
The Buckle, Inc.	736	23,758
The Children's Place, Inc. *	401	16,914
The Gap, Inc.	10,948	100,065
The Home Depot, Inc.	9,815	2,830,842
The ODP Corp. *	3,811	136,243
The TJX Cos., Inc.	15,633	974,718
Tractor Supply Co.	1,179	218,292
TravelCenters of America, Inc. *	973	52,620
Ulta Beauty, Inc. *	446	187,262
Urban Outfitters, Inc. *	2,870	57,773
Victoria's Secret & Co. *	1,089	36,416
Wayfair, Inc., Class A *	87	4,586
Williams-Sonoma, Inc.	1,004	149,345
Zumiez, Inc. *	593	15,394
		19,359,848

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc. *	3,641	309,012
Ambarella, Inc. *	120	8,146
Amkor Technology, Inc.	2,485	50,023
Analog Devices, Inc.	2,952	447,317
Applied Materials, Inc.	7,665	721,047
Axcelis Technologies, Inc. *	108	7,230
Broadcom, Inc.	2,742	1,368,560
Cirrus Logic, Inc. *	985	75,540
Diodes, Inc. *	468	33,308
Entegris, Inc.	567	53,797

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
First Solar, Inc. *	1,014	129,336
FormFactor, Inc. *	512	14,991
Ichor Holdings Ltd. *	239	7,342
Intel Corp.	121,468	3,877,259
KLA Corp.	865	297,672
Kulicke & Soffa Industries, Inc.	658	27,662
Lam Research Corp.	941	412,073
Lattice Semiconductor Corp. *	105	5,659
Marvell Technology, Inc.	2,249	105,298
Microchip Technology, Inc.	3,004	196,011
Micron Technology, Inc.	18,809	1,063,273
MKS Instruments, Inc.	574	57,176
Monolithic Power Systems, Inc.	67	30,363
NVIDIA Corp.	2,820	425,651
NXP Semiconductors N.V.	2,461	405,031
ON Semiconductor Corp. *	3,121	214,631
Onto Innovation, Inc. *	99	7,028
Photronics, Inc. *	1,644	27,619
Power Integrations, Inc.	298	21,316
Qorvo, Inc. *	1,584	142,211
QUALCOMM, Inc.	11,872	1,570,309
Semtech Corp. *	393	18,153
Silicon Laboratories, Inc. *	188	23,562
Skyworks Solutions, Inc.	2,527	249,036
SMART Global Holdings, Inc. *	296	5,432
SolarEdge Technologies, Inc. *	93	25,665
Synaptics, Inc. *	281	32,486
Teradyne, Inc.	1,139	96,405
Texas Instruments, Inc.	8,501	1,404,450
Ultra Clean Holdings, Inc. *	482	14,108
Universal Display Corp.	132	14,748
Wolfspeed, Inc. *	499	56,622
		14,052,558

Software & Services 5.8%
Accenture plc, Class A	4,460	1,286,532
ACI Worldwide, Inc. *	1,276	30,241
Adobe, Inc. *	1,293	482,858
Akamai Technologies, Inc. *	1,662	150,045
Alarm.com Holdings, Inc. *	94	6,260
Amdocs Ltd.	2,773	237,008
ANSYS, Inc. *	309	76,725
Aspen Technology, Inc. *	185	38,961
Autodesk, Inc. *	426	85,941
Automatic Data Processing, Inc.	3,038	742,518
Avaya Holdings Corp. *	1,906	3,031
Bentley Systems, Inc., Class B	353	12,980
Black Knight, Inc. *	892	59,015
Blackbaud, Inc. *	314	16,422
Block, Inc. *	291	20,053
Broadridge Financial Solutions, Inc.	1,057	180,927
Cadence Design Systems, Inc. *	869	151,006
Cerence, Inc. *	442	8,844
Ceridian HCM Holding, Inc. *	106	6,322
Check Point Software Technologies Ltd. *	1,297	155,951
Citrix Systems, Inc.	2,234	229,588
Cognizant Technology Solutions Corp., Class A	10,723	677,372
CommVault Systems, Inc. *	380	20,630
Concentrix Corp.	352	44,275
Conduent, Inc. *	9,397	38,434
Consensus Cloud Solutions, Inc. *	244	12,285
CSG Systems International, Inc.	565	32,685
Dolby Laboratories, Inc., Class A	639	46,800
Dropbox, Inc., Class A *	1,428	30,545
DXC Technology Co. *	8,314	206,021
Ebix, Inc.	718	18,682
SECURITY	NUMBER OF SHARES	VALUE ($)
Envestnet, Inc. *	266	13,930
EPAM Systems, Inc. *	139	59,284
Euronet Worldwide, Inc. *	570	50,536
EVERTEC, Inc.	534	17,942
ExlService Holdings, Inc. *	249	41,760
Fair Isaac Corp. *	129	57,973
Fidelity National Information Services, Inc.	4,828	441,134
Fiserv, Inc. *	2,918	295,272
FleetCor Technologies, Inc. *	794	168,749
Fortinet, Inc. *	1,062	51,709
Gartner, Inc. *	275	78,463
Genpact Ltd.	2,395	112,517
Global Payments, Inc.	1,737	215,788
Globant S.A. *	75	15,808
GoDaddy, Inc., Class A *	657	49,814
Guidewire Software, Inc. *	178	12,764
InterDigital, Inc.	664	33,306
International Business Machines Corp.	23,991	3,081,644
Intuit, Inc.	885	382,125
Jack Henry & Associates, Inc.	624	119,933
Kyndryl Holdings, Inc. *	17,166	178,870
LiveRamp Holdings, Inc. *	1,252	24,852
Manhattan Associates, Inc. *	305	43,084
Mastercard, Inc., Class A	3,375	1,094,749
Maximus, Inc.	1,402	84,947
Microsoft Corp.	31,780	8,309,517
MicroStrategy, Inc., Class A *	37	8,568
NCR Corp. *	3,337	103,614
NortonLifeLock, Inc.	8,270	186,819
Oracle Corp.	25,853	1,917,000
Pagseguro Digital Ltd., Class A *	1,180	18,337
Palo Alto Networks, Inc. *	136	75,726
Paychex, Inc.	2,332	287,629
Paycom Software, Inc. *	74	25,989
PayPal Holdings, Inc. *	5,284	493,737
Paysafe Ltd *	6,933	11,439
Pegasystems, Inc.	195	7,139
Perficient, Inc. *	174	13,589
Progress Software Corp.	568	27,338
PTC, Inc. *	274	31,480
Qualys, Inc. *	62	9,418
RingCentral, Inc., Class A *	270	11,621
Roper Technologies, Inc.	541	217,796
Sabre Corp. *	11,650	83,764
Salesforce, Inc. *	1,867	291,476
ServiceNow, Inc. *	62	26,946
Splunk, Inc. *	285	25,659
SS&C Technologies Holdings, Inc.	1,558	86,874
StoneCo Ltd., Class A *	1,103	10,456
Synopsys, Inc. *	416	143,944
Teradata Corp. *	1,795	59,056
The Trade Desk, Inc., Class A *	108	6,772
The Western Union Co.	11,455	169,763
TTEC Holdings, Inc.	104	5,444
Twilio, Inc., Class A *	90	6,262
Tyler Technologies, Inc. *	96	35,665
Unisys Corp. *	1,359	12,652
Verint Systems, Inc. *	397	19,251
VeriSign, Inc. *	463	84,368
Verra Mobility Corp. *	398	6,344
Visa, Inc., Class A	7,198	1,430,315
VMware, Inc., Class A	1,532	177,758
WEX, Inc. *	313	48,280
Workday, Inc., Class A *	116	19,089
Xperi Holding Corp.	1,485	23,626

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Zoom Video Communications, Inc., Class A *	102	8,201
		26,374,631

Technology Hardware & Equipment 6.8%
3D Systems Corp. *	789	7,993
ADTRAN Holdings, Inc.	1,421	33,024
Advanced Energy Industries, Inc.	366	32,863
Amphenol Corp., Class A	4,091	300,811
Apple Inc.	114,810	18,050,429
Arista Networks, Inc. *	648	77,682
Arrow Electronics, Inc. *	3,239	339,480
Avnet, Inc.	10,414	457,070
Badger Meter, Inc.	214	20,264
Belden, Inc.	964	63,123
Benchmark Electronics, Inc.	2,814	77,244
CDW Corp.	1,486	253,660
Ciena Corp. *	1,652	83,822
Cisco Systems, Inc.	81,537	3,646,335
Cognex Corp.	793	33,393
CommScope Holding Co., Inc. *	7,699	86,999
Comtech Telecommunications Corp.	924	10,432
Corning, Inc.	19,899	682,934
CTS Corp.	477	20,187
Dell Technologies, Inc., Class C	2,329	89,177
ePlus, Inc. *	710	33,455
F5, Inc. *	816	128,161
Fabrinet *	444	45,661
Flex Ltd. *	16,456	293,081
Hewlett Packard Enterprise Co.	70,618	960,405
HP, Inc.	24,578	705,634
II-VI, Inc. *	780	36,839
Insight Enterprises, Inc. *	959	87,384
IPG Photonics Corp. *	413	37,414
Itron, Inc. *	594	28,263
Jabil, Inc.	4,407	265,742
Juniper Networks, Inc.	9,065	257,627
Keysight Technologies, Inc. *	637	104,398
Kimball Electronics, Inc. *	664	14,303
Knowles Corp. *	1,502	22,755
Littelfuse, Inc.	210	49,816
Lumentum Holdings, Inc. *	395	33,002
Methode Electronics, Inc.	758	30,669
Motorola Solutions, Inc.	1,244	302,802
National Instruments Corp.	1,799	71,528
NetApp, Inc.	4,221	304,461
NETGEAR, Inc. *	1,088	25,666
NetScout Systems, Inc. *	1,940	61,576
Novanta, Inc. *	122	16,310
OSI Systems, Inc. *	350	29,162
PC Connection, Inc.	648	32,193
Plexus Corp. *	810	75,921
Pure Storage, Inc., Class A *	256	7,416
Rogers Corp. *	134	33,570
Sanmina Corp. *	3,639	176,564
ScanSource, Inc. *	1,985	57,505
Seagate Technology Holdings plc	4,343	290,807
Stratasys Ltd. *	774	13,359
Super Micro Computer, Inc. *	1,311	85,320
TD SYNNEX Corp.	770	74,136
TE Connectivity Ltd.	3,776	476,569
Teledyne Technologies, Inc. *	335	123,401
Trimble, Inc. *	1,403	88,740
TTM Technologies, Inc. *	4,462	70,187
ViaSat, Inc. *	1,066	40,487
Viavi Solutions, Inc. *	1,638	23,063
Vishay Intertechnology, Inc.	3,989	78,464
SECURITY	NUMBER OF SHARES	VALUE ($)
Vontier Corp.	1,590	34,853
Western Digital Corp. *	10,022	423,530
Xerox Holdings Corp.	10,823	179,878
Zebra Technologies Corp., Class A *	245	73,902
		30,772,901

Telecommunication Services 3.0%
AT&T, Inc.	344,784	6,047,511
ATN International, Inc.	416	19,490
Cogent Communications Holdings, Inc.	396	21,087
Consolidated Communications Holdings, Inc. *	5,242	30,089
EchoStar Corp., Class A *	1,431	26,345
Frontier Communications Parent, Inc. *	533	13,730
Iridium Communications, Inc. *	644	28,587
Liberty Global plc, Class A *	6,702	135,380
Liberty Global plc, Class C *	13,332	284,105
Liberty Latin America Ltd., Class A *	1,593	11,151
Liberty Latin America Ltd., Class C *	5,717	39,848
Lumen Technologies, Inc.	72,369	720,795
Shenandoah Telecommunications Co.	885	19,727
Telephone and Data Systems, Inc.	7,057	114,817
T-Mobile US, Inc. *	5,560	800,418
United States Cellular Corp. *	743	21,242
Verizon Communications, Inc.	122,749	5,132,136
		13,466,458

Transportation 2.2%
Air Transport Services Group, Inc. *	1,138	34,288
Alaska Air Group, Inc. *	1,049	45,694
Allegiant Travel Co. *	85	8,202
AMERCO	119	62,555
American Airlines Group, Inc. *	8,978	116,624
ArcBest Corp.	799	64,343
Atlas Air Worldwide Holdings, Inc. *	769	76,838
Atlas Corp.	1,491	21,396
Avis Budget Group, Inc. *	1,309	219,100
C.H. Robinson Worldwide, Inc.	3,489	398,269
Copa Holdings S.A., Class A *	216	15,379
Costamare, Inc.	1,020	11,506
Covenant Logistics Group, Inc.	323	9,083
CSX Corp.	32,432	1,026,473
Danaos Corp.	67	4,640
Daseke, Inc. *	2,697	16,344
Delta Air Lines, Inc. *	5,939	184,525
Expeditors International of Washington, Inc.	2,521	259,386
FedEx Corp.	5,771	1,216,584
Forward Air Corp.	478	46,385
Golden Ocean Group Ltd.	529	5,073
GXO Logistics, Inc. *	1,432	63,552
Hawaiian Holdings, Inc. *	892	13,371
Heartland Express, Inc.	1,402	21,240
Hub Group, Inc., Class A *	1,067	85,157
J.B. Hunt Transport Services, Inc.	1,149	199,949
JetBlue Airways Corp. *	4,013	31,261
Kirby Corp. *	1,327	88,989
Knight-Swift Transportation Holdings, Inc.	2,694	136,074
Landstar System, Inc.	718	105,280
Lyft, Inc., Class A *	461	6,791
Marten Transport Ltd.	1,588	31,458
Matson, Inc.	63	4,641
Norfolk Southern Corp.	3,539	860,437
Old Dominion Freight Line, Inc.	609	165,289
Ryder System, Inc.	2,908	222,288
Saia, Inc. *	199	41,159

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Schneider National, Inc., Class B	1,965	44,920
SkyWest, Inc. *	696	14,818
Southwest Airlines Co. *	4,508	165,444
Spirit Airlines, Inc. *	845	19,165
Uber Technologies, Inc. *	2,836	81,563
Union Pacific Corp.	9,112	2,045,735
United Airlines Holdings, Inc. *	3,862	135,209
United Parcel Service, Inc., Class B	5,997	1,166,476
Werner Enterprises, Inc.	1,938	77,113
XPO Logistics, Inc. *	1,828	95,824
Yellow Corp. *	2,864	17,986
		9,783,876

Utilities 4.1%
ALLETE, Inc.	1,116	66,045
Alliant Energy Corp.	3,168	193,375
Ameren Corp.	3,779	350,011
American Electric Power Co., Inc.	8,632	864,926
American States Water Co.	300	24,891
American Water Works Co., Inc.	1,404	208,424
Atlantica Sustainable Infrastructure plc	1,070	35,759
Atmos Energy Corp.	1,633	185,150
Avangrid, Inc.	1,075	53,105
Avista Corp.	1,625	66,024
Black Hills Corp.	1,156	87,255
California Water Service Group	476	27,860
CenterPoint Energy, Inc.	10,989	346,483
Chesapeake Utilities Corp.	161	20,334
Clearway Energy, Inc., Class A	310	10,689
Clearway Energy, Inc., Class C	770	28,567
CMS Energy Corp.	4,538	306,497
Consolidated Edison, Inc.	7,571	739,990
Dominion Energy, Inc.	12,028	983,890
DTE Energy Co.	3,216	419,173
Duke Energy Corp.	14,162	1,514,059
Edison International	7,577	513,493
Entergy Corp.	3,750	432,375
Essential Utilities, Inc.	1,550	76,183
Evergy, Inc.	6,230	426,942
Eversource Energy	4,854	435,355
Exelon Corp.	23,563	1,034,651
FirstEnergy Corp.	12,861	508,653
Hawaiian Electric Industries, Inc.	2,031	79,453
IDACORP, Inc.	710	77,560
MGE Energy, Inc.	396	30,500
National Fuel Gas Co.	1,250	89,088
New Jersey Resources Corp.	1,653	72,963
NextEra Energy, Inc.	15,811	1,344,884
NiSource, Inc.	7,066	208,518
Northwest Natural Holding Co.	621	29,566
NorthWestern Corp.	1,131	59,920
NRG Energy, Inc.	5,225	215,688
OGE Energy Corp.	3,909	158,471
ONE Gas, Inc.	953	74,591
Ormat Technologies, Inc.	452	42,253
Otter Tail Corp.	575	43,436
PG&E Corp. *	11,842	146,012
Pinnacle West Capital Corp.	2,901	218,590
PNM Resources, Inc.	1,416	67,161
Portland General Electric Co.	2,070	106,957
PPL Corp.	20,715	602,392
Public Service Enterprise Group, Inc.	8,582	552,338
Sempra Energy	4,021	663,344
SJW Group	281	18,068
South Jersey Industries, Inc.	1,779	60,219
SECURITY	NUMBER OF SHARES	VALUE ($)
Southwest Gas Holdings, Inc.	1,369	106,577
Spire, Inc.	1,081	75,551
The AES Corp.	16,865	429,214
The Southern Co.	18,473	1,423,714
UGI Corp.	5,055	199,673
Unitil Corp.	365	19,013
Vistra Corp.	17,474	432,481
WEC Energy Group, Inc.	4,199	433,085
Xcel Energy, Inc.	8,101	601,499
		18,642,938
Total Common Stocks (Cost $371,948,138)		451,565,296

INVESTMENT COMPANIES 0.0% OF NET ASSETS

Equity Funds 0.0%
iShares Core S&P Total U.S. Stock Market ETF	2,000	176,100
Total Investment Companies (Cost $165,684)		176,100

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)	419,327	419,327
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)(d)	333,140	333,140
		752,467
Total Short-Term Investments (Cost $752,467)		752,467
Total Investments in Securities (Cost $372,866,289)		452,493,863

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 1000 Value Index, e-mini, expires 09/16/22	9	662,265	(23,228)
S&P 500 Index, e-mini, expires 09/16/22	1	197,825	(16,237)
Net Unrealized Depreciation			(39,465)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $291,209.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange traded fund
REIT —	Real Estate Investment Trust

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2022:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/22	BALANCE OF SHARES HELD AT 8/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$352,536	$71,647	($6,193)	($1,211)	($52,167)	$364,612	5,139	$1,992

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$451,565,296	$—	$—	$451,565,296
Investment Companies[1]	176,100	—	—	176,100
Short-Term Investments[1]	752,467	—	—	752,467
Liabilities
Futures Contracts[2]	(39,465)	—	—	(39,465)
Total	$452,454,398	$—	$—	$452,454,398

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $233,552)		$364,612
Investments in securities, at value - unaffiliated (cost $372,632,737) including securities on loan of $291,209		452,129,251
Cash		2,472
Deposit with broker for futures contracts		65,500
Receivables:
Dividends		1,087,210
Income from securities on loan	+	2,323
Total assets		453,651,368
Liabilities
Collateral held for securities on loan		333,140
Payables:
Investments bought		543,245
Management fees		99,027
Variation margin on futures contracts	+	5,442
Total liabilities		980,854
Net assets		$452,670,514
Net Assets by Source
Capital received from investors		$386,700,605
Total distributable earnings	+	65,969,909
Net assets		$452,670,514

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$452,670,514		8,650,000		$52.33

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $785)		$5,089,859
Dividends received from securities - affiliated		1,992
Securities on loan, net	+	5,811
Total investment income		5,097,662
Expenses
Management fees		553,134
Proxy fees[1]	+	4,471
Total expenses	–	557,605
Net investment income		4,540,057
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(1,211)
Net realized losses on sales of securities - unaffiliated		(2,983,703)
Net realized gains on sales of in-kind redemptions - unaffiliated		5,762,810
Net realized losses on futures contracts	+	(86,246)
Net realized gains		2,691,650
Net change in unrealized appreciation (depreciation) on securities - affiliated		(52,167)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(34,917,866)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(15,991)
Net change in unrealized appreciation (depreciation)	+	(34,986,024)
Net realized and unrealized losses		(32,294,374)
Decrease in net assets resulting from operations		($27,754,317)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$4,540,057	$6,792,260
Net realized gains		2,691,650	6,943,416
Net change in unrealized appreciation (depreciation)	+	(34,986,024)	44,250,389
Increase (decrease) in net assets resulting from operations		($27,754,317)	$57,986,065
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($3,769,450)	($6,475,295)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,300,000	$69,524,603	1,950,000	$105,060,157
Shares redeemed	+	(200,000)	(10,670,852)	(300,000)	(15,956,138)
Net transactions in fund shares		1,100,000	$58,853,751	1,650,000	$89,104,019
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		7,550,000	$425,340,530	5,900,000	$284,725,741
Total increase	+	1,100,000	27,329,984	1,650,000	140,614,789
End of period		8,650,000	$452,670,514	7,550,000	$425,340,530

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$56.98	$48.49	$37.67	$37.83	$37.20	$33.91
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	1.02	0.98	0.99	0.87	0.78
Net realized and unrealized gains (losses)	(4.01)	8.43	10.88	(0.20)	0.57	3.21
Total from investment operations	(3.43)	9.45	11.86	0.79	1.44	3.99
Less distributions:
Distributions from net investment income	(0.52)	(0.96)	(1.04)	(0.95)	(0.81)	(0.70)
Net asset value at end of period	$53.03	$56.98	$48.49	$37.67	$37.83	$37.20
Total return	(6.02%) [2]	19.61%	32.40%	1.98%	3.92%	11.91%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3,4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	2.09% [3]	1.84%	2.49%	2.47%	2.33%	2.22%
Portfolio turnover rate[5]	6% [2]	11%	13%	12%	11%	9%
Net assets, end of period (x 1,000,000)	$9,403	$9,889	$5,863	$5,558	$4,596	$4,016

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient plc *	73,521	2,440,897
Aptiv plc *	65,914	6,158,345
Autoliv, Inc.	45,700	3,555,003
BorgWarner, Inc.	169,426	6,387,360
Dana, Inc.	141,142	2,183,467
Ford Motor Co.	3,072,010	46,817,432
General Motors Co.	1,294,962	49,480,498
Gentex Corp.	114,123	3,114,417
Harley-Davidson, Inc.	94,064	3,628,048
Lear Corp.	58,543	8,116,402
Tesla, Inc. *	17,629	4,858,729
The Goodyear Tire & Rubber Co. *	535,775	7,516,923
Thor Industries, Inc.	36,639	2,968,125
Visteon Corp. *	30,766	3,686,690
		150,912,336

Banks 6.4%
Bank of America Corp.	2,800,949	94,139,896
Citigroup, Inc.	1,932,804	94,340,163
Citizens Financial Group, Inc.	235,446	8,636,159
Comerica, Inc.	71,834	5,768,270
Credicorp Ltd.	40,167	5,177,125
East West Bancorp, Inc.	29,323	2,116,241
Fifth Third Bancorp	278,041	9,495,100
First Horizon Corp.	106,050	2,398,851
First Republic Bank	15,387	2,336,208
Huntington Bancshares, Inc.	424,149	5,683,597
JPMorgan Chase & Co.	1,228,116	139,673,633
KeyCorp	334,250	5,912,882
M&T Bank Corp.	81,862	14,880,874
MGIC Investment Corp.	138,384	1,977,507
New York Community Bancorp, Inc.	219,485	2,148,758
Popular, Inc.	31,372	2,422,546
Radian Group, Inc.	86,025	1,815,988
Regions Financial Corp.	322,846	6,996,073
Signature Bank	6,925	1,207,443
SVB Financial Group *	4,992	2,029,348
Synovus Financial Corp.	44,440	1,784,710
The PNC Financial Services Group, Inc.	154,846	24,465,668
Truist Financial Corp.	301,634	14,128,537
U.S. Bancorp	609,554	27,801,758
Wells Fargo & Co.	2,710,016	118,454,799
Zions Bancorp NA	71,187	3,917,421
		599,709,555

Capital Goods 7.1%
3M Co.	236,849	29,452,173
A.O. Smith Corp.	39,405	2,224,412
Acuity Brands, Inc.	17,406	2,853,366
AECOM	69,719	5,099,945
AerCap Holdings N.V. *	80,755	3,557,258
SECURITY	NUMBER OF SHARES	VALUE ($)
AGCO Corp.	29,111	3,164,657
Air Lease Corp.	46,848	1,703,393
Allegion plc	18,167	1,727,682
Allison Transmission Holdings, Inc.	101,306	3,673,356
AMETEK, Inc.	38,394	4,613,423
Boise Cascade Co.	28,842	1,797,722
Carlisle Cos., Inc.	17,428	5,152,762
Carrier Global Corp.	303,762	11,883,169
Caterpillar, Inc.	174,287	32,192,552
Cummins, Inc.	79,308	17,080,564
Curtiss-Wright Corp.	16,031	2,359,603
Deere & Co.	57,587	21,033,652
Donaldson Co., Inc.	40,444	2,076,799
Dover Corp.	35,711	4,462,447
Eaton Corp. plc	139,618	19,077,404
EMCOR Group, Inc.	31,987	3,803,894
Emerson Electric Co.	208,128	17,012,383
Fastenal Co.	117,032	5,890,221
Flowserve Corp.	70,304	2,142,163
Fluor Corp. *	182,109	4,814,962
Fortive Corp.	51,930	3,288,727
Fortune Brands Home & Security, Inc.	52,144	3,203,206
GATX Corp.	21,294	2,057,213
General Dynamics Corp.	109,386	25,041,737
General Electric Co.	614,961	45,162,736
Graco, Inc.	28,909	1,845,551
Hexcel Corp.	42,483	2,492,478
Honeywell International, Inc.	200,707	38,003,870
Howmet Aerospace, Inc.	153,120	5,425,042
Hubbell, Inc.	17,571	3,624,897
Huntington Ingalls Industries, Inc.	25,259	5,816,137
IDEX Corp.	13,916	2,800,038
Illinois Tool Works, Inc.	83,481	16,264,603
Ingersoll Rand, Inc.	29,878	1,415,321
ITT, Inc.	25,393	1,841,754
Johnson Controls International plc	230,231	12,464,706
L3Harris Technologies, Inc.	45,887	10,470,955
Lennox International, Inc.	8,519	2,045,582
Lincoln Electric Holdings, Inc.	18,869	2,579,204
Lockheed Martin Corp.	78,192	32,849,241
Masco Corp.	82,334	4,188,331
MasTec, Inc. *	26,820	2,159,010
MDU Resources Group, Inc.	110,381	3,327,987
MSC Industrial Direct Co., Inc., Class A	28,663	2,270,396
Nordson Corp.	9,461	2,149,255
Northrop Grumman Corp.	48,577	23,219,320
nVent Electric plc	61,692	2,033,368
Oshkosh Corp.	38,914	3,103,781
Otis Worldwide Corp.	64,895	4,686,717
Owens Corning	54,624	4,464,420
PACCAR, Inc.	167,274	14,638,148
Parker-Hannifin Corp.	35,335	9,363,775
Pentair plc	51,370	2,285,965
Quanta Services, Inc.	48,504	6,853,615
Raytheon Technologies Corp.	310,487	27,866,208
Regal Rexnord Corp.	19,648	2,703,368
Rockwell Automation, Inc.	25,934	6,144,802

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sensata Technologies Holding plc	50,115	2,018,632
Snap-on, Inc.	22,599	4,923,418
Spirit AeroSystems Holdings, Inc., Class A	107,513	3,236,141
Stanley Black & Decker, Inc.	55,771	4,913,425
Textron, Inc.	102,561	6,397,755
The Boeing Co. *	244,164	39,127,281
The Middleby Corp. *	11,387	1,637,678
The Timken Co.	29,370	1,850,016
The Toro Co.	23,316	1,933,596
Trane Technologies plc	50,820	7,829,837
TransDigm Group, Inc.	11,191	6,718,964
UFP Industries, Inc.	31,797	2,524,364
United Rentals, Inc. *	29,792	8,700,456
Univar Solutions, Inc. *	96,931	2,444,600
W.W. Grainger, Inc.	15,882	8,813,557
Watsco, Inc.	10,559	2,872,365
WESCO International, Inc. *	26,503	3,489,915
Westinghouse Air Brake Technologies Corp.	39,221	3,437,721
Xylem, Inc.	32,263	2,939,159
		664,810,306

Commercial & Professional Services 0.9%
ABM Industries, Inc.	52,401	2,431,406
Booz Allen Hamilton Holding Corp.	38,797	3,712,873
CACI International, Inc., Class A *	9,088	2,552,547
Cintas Corp.	14,876	6,052,152
Copart, Inc. *	18,123	2,168,417
CoreCivic, Inc. *	189,753	1,808,346
Equifax, Inc.	13,304	2,511,130
Jacobs Solutions, Inc.	45,909	5,719,343
KBR, Inc.	47,937	2,315,357
Leidos Holdings, Inc.	66,289	6,300,770
ManpowerGroup, Inc.	74,199	5,440,271
Nielsen Holdings plc	241,469	6,722,497
Republic Services, Inc.	51,706	7,379,480
Robert Half International, Inc.	43,393	3,339,959
Science Applications International Corp.	30,602	2,786,924
TransUnion	21,112	1,559,544
Verisk Analytics, Inc.	17,596	3,293,267
Waste Management, Inc.	100,800	17,038,224
		83,132,507

Consumer Durables & Apparel 1.2%
Brunswick Corp.	33,795	2,524,824
Capri Holdings Ltd. *	70,208	3,312,413
Carter's, Inc.	27,898	2,060,267
D.R. Horton, Inc.	132,491	9,426,735
Deckers Outdoor Corp. *	6,209	1,996,628
Hanesbrands, Inc.	244,119	2,126,276
Hasbro, Inc.	37,930	2,989,643
KB Home	51,208	1,467,109
Leggett & Platt, Inc.	75,401	2,881,826
Lennar Corp., Class A	119,559	9,259,845
Lululemon Athletica, Inc. *	9,759	2,927,310
Meritage Homes Corp. *	22,703	1,778,780
Mohawk Industries, Inc. *	36,782	4,059,261
Newell Brands, Inc.	178,430	3,184,975
NIKE, Inc., Class B	179,884	19,148,652
NVR, Inc. *	1,161	4,806,610
Polaris, Inc.	26,707	3,025,102
PulteGroup, Inc.	166,395	6,765,621
PVH Corp.	58,870	3,311,437
Ralph Lauren Corp.	27,484	2,510,114
Skechers U.S.A., Inc., Class A *	49,980	1,889,244
SECURITY	NUMBER OF SHARES	VALUE ($)
Tapestry, Inc.	119,815	4,161,175
Taylor Morrison Home Corp. *	80,342	2,017,388
Toll Brothers, Inc.	67,168	2,941,287
Tri Pointe Homes, Inc. *	99,033	1,716,242
VF Corp.	129,429	5,364,832
Whirlpool Corp.	43,291	6,779,371
		114,432,967

Consumer Services 1.9%
Aramark	137,798	4,920,767
Booking Holdings, Inc. *	10,623	19,926,730
Carnival Corp. *	639,573	6,050,361
Chipotle Mexican Grill, Inc. *	2,237	3,572,042
Darden Restaurants, Inc.	33,347	4,125,357
Domino’s Pizza, Inc.	8,615	3,203,574
Expedia Group, Inc. *	31,482	3,231,627
H&R Block, Inc.	86,094	3,874,230
Hilton Worldwide Holdings, Inc.	45,257	5,763,931
Las Vegas Sands Corp. *	203,644	7,663,124
Marriott International, Inc., Class A	49,875	7,667,782
McDonald’s Corp.	177,374	44,747,913
MGM Resorts International	175,547	5,729,854
Norwegian Cruise Line Holdings Ltd. *	180,435	2,360,090
Royal Caribbean Cruises Ltd. *	98,038	4,004,852
Service Corp. International	36,389	2,245,565
Starbucks Corp.	348,756	29,319,917
Travel & Leisure Co.	46,840	1,986,016
Vail Resorts, Inc.	8,072	1,813,617
Wynn Resorts Ltd. *	38,228	2,316,234
Yum China Holdings, Inc.	114,424	5,733,787
Yum! Brands, Inc.	83,254	9,261,175
		179,518,545

Diversified Financials 5.7%
Affiliated Managers Group, Inc.	20,894	2,661,060
AGNC Investment Corp.	181,326	2,166,846
Ally Financial, Inc.	262,336	8,709,555
American Express Co.	207,556	31,548,512
Ameriprise Financial, Inc.	44,668	11,971,471
Annaly Capital Management, Inc.	413,641	2,667,984
Berkshire Hathaway, Inc., Class B *	602,148	169,083,158
BlackRock, Inc.	28,331	18,879,495
Blackstone, Inc.	30,191	2,836,143
Bread Financial Holdings, Inc.	79,164	3,042,273
Capital One Financial Corp.	259,484	27,458,597
Cboe Global Markets, Inc.	19,182	2,262,901
Chimera Investment Corp.	146,544	1,245,624
CME Group, Inc.	43,797	8,567,131
Discover Financial Services	174,953	17,581,027
Equitable Holdings, Inc.	118,276	3,518,711
Evercore, Inc., Class A	18,531	1,736,169
Franklin Resources, Inc.	250,825	6,539,008
Intercontinental Exchange, Inc.	79,904	8,058,318
Invesco Ltd.	223,590	3,682,527
Janus Henderson Group plc	68,094	1,593,400
Jefferies Financial Group, Inc.	93,349	2,995,569
KKR & Co., Inc.	85,954	4,345,834
Lazard Ltd., Class A	61,351	2,230,109
LPL Financial Holdings, Inc.	19,226	4,255,291
Moody's Corp.	17,172	4,885,777
Morgan Stanley	336,889	28,709,681
MSCI, Inc.	5,085	2,284,385
Nasdaq, Inc.	48,071	2,861,667
Navient Corp.	256,866	3,953,168
Northern Trust Corp.	60,013	5,706,636
OneMain Holdings, Inc.	67,571	2,360,255

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PROG Holdings, Inc. *	54,987	1,019,459
Raymond James Financial, Inc.	40,805	4,258,818
Rithm Capital Corp.	304,019	2,866,899
S&P Global, Inc.	42,682	15,031,747
SEI Investments Co.	41,845	2,288,922
SLM Corp.	114,024	1,742,287
Starwood Property Trust, Inc.	97,744	2,241,270
State Street Corp.	128,124	8,757,275
Synchrony Financial	577,547	18,914,664
T. Rowe Price Group, Inc.	76,549	9,185,880
The Bank of New York Mellon Corp.	418,354	17,374,242
The Charles Schwab Corp. (a)	115,437	8,190,255
The Goldman Sachs Group, Inc.	128,938	42,893,804
Voya Financial, Inc.	38,844	2,390,071
		537,553,875

Energy 10.3%
Antero Resources Corp. *	123,621	4,954,730
APA Corp.	131,386	5,138,506
Baker Hughes Co.	519,319	13,117,998
Cheniere Energy, Inc.	31,941	5,116,309
Chevron Corp.	1,094,343	172,971,855
ConocoPhillips	524,223	57,376,207
Delek US Holdings, Inc.	131,254	3,707,926
Devon Energy Corp.	95,589	6,750,495
EOG Resources, Inc.	169,394	20,547,492
Equitrans Midstream Corp.	223,540	2,072,216
Exxon Mobil Corp.	2,956,442	282,606,291
Halliburton Co.	338,185	10,189,514
Helmerich & Payne, Inc.	108,878	4,654,534
Hess Corp.	39,361	4,754,022
HF Sinclair Corp.	252,492	13,288,654
Kinder Morgan, Inc.	1,155,292	21,164,949
Marathon Oil Corp.	406,008	10,389,745
Marathon Petroleum Corp.	573,295	57,759,471
Murphy Oil Corp.	99,138	3,863,408
NOV, Inc.	447,576	7,908,668
Occidental Petroleum Corp.	476,758	33,849,818
ONEOK, Inc.	165,666	10,143,729
Ovintiv, Inc.	81,667	4,339,784
PBF Energy, Inc., Class A *	372,344	12,719,271
Peabody Energy Corp. *	150,592	3,713,599
Phillips 66	589,828	52,766,013
Pioneer Natural Resources Co.	34,491	8,733,811
Schlumberger N.V.	722,585	27,566,618
Targa Resources Corp.	95,045	6,484,920
TechnipFMC plc *	458,311	3,748,984
The Williams Cos., Inc.	435,868	14,832,588
Valero Energy Corp.	608,868	71,310,620
World Fuel Services Corp.	341,342	8,806,624
		967,349,369

Food & Staples Retailing 3.1%
Casey's General Stores, Inc.	21,196	4,531,069
Costco Wholesale Corp.	111,389	58,156,197
Performance Food Group Co. *	140,771	7,035,734
Rite Aid Corp. *	227,270	1,631,799
SpartanNash Co.	92,210	2,805,950
Sprouts Farmers Market, Inc. *	88,958	2,570,886
Sysco Corp.	201,762	16,588,872
The Kroger Co.	749,689	35,940,091
United Natural Foods, Inc. *	74,225	3,271,838
US Foods Holding Corp. *	225,502	6,904,871
Walgreens Boots Alliance, Inc.	1,109,016	38,882,101
SECURITY	NUMBER OF SHARES	VALUE ($)
Walmart, Inc.	854,168	113,219,968
		291,539,376

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	862,020	38,894,342
Archer-Daniels-Midland Co.	442,475	38,889,128
Bunge Ltd.	129,134	12,806,219
Campbell Soup Co.	80,912	4,076,347
Coca-Cola Europacific Partners plc	108,749	5,347,188
Conagra Brands, Inc.	197,384	6,786,062
Constellation Brands, Inc., Class A	37,158	9,142,726
Darling Ingredients, Inc. *	32,803	2,494,996
Flowers Foods, Inc.	88,011	2,402,700
General Mills, Inc.	220,448	16,930,406
Hormel Foods Corp.	104,627	5,260,646
Ingredion, Inc.	52,158	4,541,397
Kellogg Co.	98,660	7,176,528
Keurig Dr Pepper, Inc.	142,925	5,448,301
Lamb Weston Holdings, Inc.	29,931	2,380,413
McCormick & Co., Inc. Non Voting Shares	41,417	3,481,927
Molson Coors Beverage Co., Class B	142,893	7,383,281
Mondelez International, Inc., Class A	456,636	28,247,503
Monster Beverage Corp. *	62,638	5,564,134
PepsiCo, Inc.	348,238	59,990,960
Philip Morris International, Inc.	472,468	45,115,969
Post Holdings, Inc. *	28,501	2,529,749
The Coca-Cola Co.	816,093	50,361,099
The Hershey Co.	24,366	5,474,309
The J.M. Smucker Co.	59,106	8,274,249
The Kraft Heinz Co.	362,368	13,552,563
Tyson Foods, Inc., Class A	229,086	17,268,503
		409,821,645

Health Care Equipment & Services 6.6%
Abbott Laboratories	240,334	24,670,285
Align Technology, Inc. *	4,802	1,170,247
AmerisourceBergen Corp.	60,577	8,878,165
Baxter International, Inc.	145,430	8,356,408
Becton Dickinson & Co.	47,910	12,093,442
Boston Scientific Corp. *	162,990	6,570,127
Cardinal Health, Inc.	361,139	25,539,750
Centene Corp. *	247,847	22,241,790
Cigna Corp.	136,082	38,572,443
CVS Health Corp.	854,186	83,838,356
DaVita, Inc. *	62,530	5,333,184
Dentsply Sirona, Inc.	74,485	2,440,873
Edwards Lifesciences Corp. *	34,093	3,071,779
Elevance Health, Inc.	114,905	55,741,565
Embecta Corp.	9,512	303,623
Encompass Health Corp.	39,695	1,927,986
Enhabit, Inc. *	19,788	328,481
Envista Holdings Corp. *	51,055	1,893,630
HCA Healthcare, Inc.	81,943	16,214,061
Henry Schein, Inc. *	65,229	4,788,461
Hologic, Inc. *	44,741	3,022,702
Humana, Inc.	72,281	34,823,540
IDEXX Laboratories, Inc. *	3,573	1,242,046
Intuitive Surgical, Inc. *	18,727	3,852,893
Laboratory Corp. of America Holdings	28,369	6,390,685
McKesson Corp.	92,314	33,879,238
Medtronic plc	398,945	35,075,244
Molina Healthcare, Inc. *	16,885	5,696,493
Patterson Cos., Inc.	69,124	1,927,868
Quest Diagnostics, Inc.	54,434	6,821,125
ResMed, Inc.	12,105	2,662,132

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
STERIS plc	13,635	2,745,816
Stryker Corp.	48,921	10,038,589
Teleflex, Inc.	6,374	1,442,181
Tenet Healthcare Corp. *	55,032	3,109,308
The Cooper Cos., Inc.	5,953	1,711,130
UnitedHealth Group, Inc.	242,378	125,874,167
Universal Health Services, Inc., Class B	57,720	5,647,325
Zimmer Biomet Holdings, Inc.	51,665	5,493,023
Zimvie, Inc. *	6,940	105,627
		615,535,788

Household & Personal Products 1.3%
Church & Dwight Co., Inc.	50,913	4,261,927
Colgate-Palmolive Co.	206,926	16,183,682
Kimberly-Clark Corp.	96,067	12,250,464
Nu Skin Enterprises, Inc., Class A	43,147	1,766,438
Spectrum Brands Holdings, Inc.	22,984	1,447,762
The Clorox Co.	34,843	5,029,239
The Estee Lauder Cos., Inc., Class A	24,687	6,279,879
The Procter & Gamble Co.	574,209	79,206,390
		126,425,781

Insurance 3.7%
Aflac, Inc.	327,887	19,483,045
Alleghany Corp. *	5,188	4,364,042
American Financial Group, Inc.	22,820	2,913,658
American International Group, Inc.	689,373	35,675,053
Aon plc, Class A	46,448	12,971,068
Arch Capital Group Ltd. *	82,914	3,790,828
Arthur J. Gallagher & Co.	28,293	5,137,160
Assurant, Inc.	15,180	2,405,878
Assured Guaranty Ltd.	60,201	3,074,465
Brown & Brown, Inc.	33,449	2,108,625
Chubb Ltd.	119,191	22,533,058
Cincinnati Financial Corp.	43,222	4,190,805
CNO Financial Group, Inc.	139,151	2,561,770
Everest Re Group Ltd.	14,735	3,964,452
Fidelity National Financial, Inc.	115,516	4,516,675
First American Financial Corp.	55,522	2,970,427
Genworth Financial, Inc., Class A *	774,299	3,267,542
Globe Life, Inc.	43,416	4,219,601
Kemper Corp.	33,371	1,535,066
Lincoln National Corp.	109,711	5,053,289
Loews Corp.	110,348	6,103,348
Markel Corp. *	3,116	3,720,847
Marsh & McLennan Cos., Inc.	87,048	14,046,936
MetLife, Inc.	392,190	25,229,583
Old Republic International Corp.	157,718	3,444,561
Primerica, Inc.	16,220	2,055,885
Principal Financial Group, Inc.	115,120	8,606,371
Prudential Financial, Inc.	242,779	23,246,089
Reinsurance Group of America, Inc.	39,827	4,992,713
RenaissanceRe Holdings Ltd.	11,938	1,614,734
The Allstate Corp.	186,802	22,509,641
The Hanover Insurance Group, Inc.	17,823	2,306,118
The Hartford Financial Services Group, Inc.	171,396	11,022,477
The Progressive Corp.	162,975	19,988,884
The Travelers Cos., Inc.	188,481	30,466,069
Unum Group	215,603	8,160,573
W.R. Berkley Corp.	61,409	3,979,303
Willis Towers Watson plc	26,501	5,481,202
		343,711,841

SECURITY	NUMBER OF SHARES	VALUE ($)
Materials 3.2%
Air Products and Chemicals, Inc.	45,417	11,465,522
Albemarle Corp.	15,809	4,236,180
Alcoa Corp.	96,658	4,782,638
AptarGroup, Inc.	17,979	1,848,421
Arconic Corp. *	107,624	2,713,201
Avery Dennison Corp.	20,932	3,843,534
Axalta Coating Systems Ltd. *	71,773	1,848,155
Ball Corp.	53,278	2,973,445
Berry Global Group, Inc. *	52,563	2,855,748
Celanese Corp.	45,607	5,055,992
CF Industries Holdings, Inc.	76,543	7,919,139
Commercial Metals Co.	70,786	2,867,541
Corteva, Inc.	154,010	9,460,834
Crown Holdings, Inc.	31,877	2,887,738
Dow, Inc.	287,532	14,664,132
DuPont de Nemours, Inc.	302,538	16,833,214
Eastman Chemical Co.	74,986	6,823,726
Ecolab, Inc.	56,293	9,222,482
FMC Corp.	21,842	2,360,683
Freeport-McMoRan, Inc.	201,474	5,963,630
Graphic Packaging Holding Co.	152,857	3,404,125
Huntsman Corp.	124,748	3,495,439
International Flavors & Fragrances, Inc.	27,173	3,002,073
International Paper Co.	264,529	11,009,697
Linde plc	98,390	27,830,595
Louisiana-Pacific Corp.	31,760	1,722,345
LyondellBasell Industries N.V., Class A	189,511	15,729,413
Martin Marietta Materials, Inc.	12,700	4,415,917
Newmont Corp.	169,098	6,993,893
Nucor Corp.	134,138	17,832,306
O-I Glass, Inc. *	204,555	2,661,261
Olin Corp.	53,106	2,902,774
Packaging Corp. of America	38,726	5,302,364
PPG Industries, Inc.	85,185	10,816,791
Reliance Steel & Aluminum Co.	46,388	8,720,016
RPM International, Inc.	35,844	3,339,227
Sealed Air Corp.	58,340	3,139,275
Sonoco Products Co.	53,914	3,397,660
Steel Dynamics, Inc.	104,503	8,435,482
Sylvamo Corp.	41,574	1,847,549
The Chemours Co.	90,308	3,046,089
The Mosaic Co.	149,306	8,043,114
The Sherwin-Williams Co.	28,202	6,545,684
United States Steel Corp.	176,327	4,032,599
Vulcan Materials Co.	24,712	4,114,301
Warrior Met Coal, Inc.	79,651	2,592,640
Westrock Co.	228,241	9,264,302
		304,262,886

Media & Entertainment 4.4%
Activision Blizzard, Inc.	122,714	9,631,822
Alphabet, Inc., Class A *	626,154	67,762,386
Alphabet, Inc., Class C *	593,253	64,753,565
Altice USA, Inc., Class A *	313,654	3,136,540
Charter Communications, Inc., Class A *	52,695	21,743,538
Comcast Corp., Class A	1,831,840	66,294,290
DISH Network Corp., Class A *	146,901	2,548,732
Electronic Arts, Inc.	63,342	8,036,200
Fox Corp., Class A	141,019	4,820,029
Fox Corp., Class B	66,969	2,117,560
Liberty Media Corp. - Liberty SiriusXM, Class A	62,821	2,609,584
Liberty Media Corp. - Liberty SiriusXM, Class C *	119,156	4,928,292
Meta Platforms, Inc., Class A *	336,523	54,829,692

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Netflix, Inc. *	17,642	3,944,046
News Corp., Class A	164,406	2,781,750
News Corp., Class B	50,595	872,258
Nexstar Media Group, Inc., Class A	13,470	2,577,080
Omnicom Group, Inc.	101,262	6,774,428
Paramount Global, Class B	356,513	8,338,839
Take-Two Interactive Software, Inc. *	18,606	2,280,351
TEGNA, Inc.	101,067	2,162,834
The Interpublic Group of Cos., Inc.	129,102	3,568,379
The Walt Disney Co. *	428,921	48,073,466
Twitter, Inc. *	54,670	2,118,462
Warner Bros Discovery, Inc. *	1,610,370	21,321,299
		418,025,422

Pharmaceuticals, Biotechnology & Life Sciences 6.2%
AbbVie, Inc.	374,325	50,331,739
Agilent Technologies, Inc.	40,078	5,140,004
Amgen, Inc.	226,569	54,444,531
Biogen, Inc. *	71,302	13,930,985
Bristol-Myers Squibb Co.	491,546	33,135,116
Danaher Corp.	50,132	13,531,128
Eli Lilly & Co.	67,428	20,311,336
Gilead Sciences, Inc.	829,136	52,625,262
ICON plc *	12,061	2,530,760
Illumina, Inc. *	11,560	2,330,958
IQVIA Holdings, Inc. *	39,198	8,335,847
Jazz Pharmaceuticals plc *	21,102	3,275,452
Johnson & Johnson	694,212	112,004,164
Merck & Co., Inc.	778,239	66,430,481
Mettler-Toledo International, Inc. *	2,478	3,004,476
PerkinElmer, Inc.	12,618	1,704,187
Perrigo Co., plc	89,243	3,339,473
Pfizer, Inc.	1,920,291	86,854,762
Regeneron Pharmaceuticals, Inc. *	12,875	7,481,147
Thermo Fisher Scientific, Inc.	41,065	22,393,566
United Therapeutics Corp. *	13,427	3,042,827
Vertex Pharmaceuticals, Inc. *	13,839	3,899,277
Viatris, Inc.	662,084	6,322,902
Waters Corp. *	11,897	3,552,444
Zoetis, Inc.	37,777	5,913,234
		585,866,058

Real Estate 2.0%
Alexandria Real Estate Equities, Inc.	15,198	2,331,373
American Tower Corp.	47,354	12,030,284
Anywhere Real Estate, Inc. *	193,079	1,886,382
AvalonBay Communities, Inc.	24,100	4,841,931
Boston Properties, Inc.	44,012	3,495,873
Brixmor Property Group, Inc.	112,327	2,412,784
Camden Property Trust	14,698	1,888,840
CBRE Group, Inc., Class A	93,079	7,349,518
Crown Castle, Inc.	58,848	10,053,004
Digital Realty Trust, Inc.	39,373	4,867,684
DigitalBridge Group, Inc. *	104,606	1,861,987
Diversified Healthcare Trust	775,959	1,132,900
Duke Realty Corp.	41,330	2,432,270
Equinix, Inc.	10,521	6,916,190
Equity Residential	75,173	5,501,160
Essex Property Trust, Inc.	10,532	2,791,612
Extra Space Storage, Inc.	13,677	2,718,030
Federal Realty Investment Trust	16,489	1,669,841
Gaming & Leisure Properties, Inc.	44,889	2,166,792
Healthpeak Properties, Inc.	129,843	3,408,379
Host Hotels & Resorts, Inc.	434,420	7,719,643
Invitation Homes, Inc.	66,105	2,398,289
Iron Mountain, Inc.	105,720	5,561,929
SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	24,291	4,202,343
Kimco Realty Corp.	137,099	2,890,047
Lamar Advertising Co., Class A	21,752	2,042,295
Medical Properties Trust, Inc.	88,836	1,297,894
Mid-America Apartment Communities, Inc.	17,153	2,841,738
Omega Healthcare Investors, Inc.	70,248	2,294,300
Park Hotels & Resorts, Inc.	188,046	2,632,644
Prologis, Inc.	53,285	6,634,515
Public Storage	16,615	5,496,740
Realty Income Corp.	66,624	4,549,087
Regency Centers Corp.	33,891	2,061,928
SBA Communications Corp.	5,773	1,877,668
Service Properties Trust	345,658	2,364,301
Simon Property Group, Inc.	86,072	8,777,623
SL Green Realty Corp.	40,730	1,799,044
Sun Communities, Inc.	11,758	1,807,322
The Macerich Co.	145,417	1,391,641
UDR, Inc.	45,457	2,039,656
Ventas, Inc.	164,935	7,893,789
VICI Properties, Inc.	63,781	2,104,135
Vornado Realty Trust	87,299	2,288,980
Welltower, Inc.	118,154	9,056,504
Weyerhaeuser Co.	280,080	9,567,533
WP Carey, Inc.	30,684	2,578,377
		187,926,799

Retailing 4.3%
Advance Auto Parts, Inc.	23,968	4,041,964
Amazon.com, Inc. *	566,594	71,827,121
American Eagle Outfitters, Inc.	106,570	1,199,978
Asbury Automotive Group, Inc. *	12,258	2,138,776
AutoNation, Inc. *	39,494	4,920,952
AutoZone, Inc. *	2,742	5,810,874
Bath & Body Works, Inc.	80,343	2,999,204
Bed Bath & Beyond, Inc. *(b)	306,333	2,919,354
Best Buy Co., Inc.	176,599	12,483,783
Big Lots, Inc.	69,272	1,424,925
Burlington Stores, Inc. *	10,321	1,446,901
CarMax, Inc. *	62,531	5,530,242
Dick's Sporting Goods, Inc.	31,948	3,398,309
Dollar General Corp.	77,869	18,487,658
Dollar Tree, Inc. *	74,547	10,114,537
eBay, Inc.	291,024	12,842,889
Foot Locker, Inc.	101,358	3,734,029
Genuine Parts Co.	57,065	8,902,711
Group 1 Automotive, Inc.	17,202	3,072,105
Kohl's Corp.	241,494	6,863,260
Lithia Motors, Inc.	10,894	2,891,703
LKQ Corp.	107,559	5,724,290
Lowe’s Cos., Inc.	166,388	32,302,566
Macy's, Inc.	434,404	7,523,877
Murphy USA, Inc.	21,667	6,287,113
Nordstrom, Inc.	147,546	2,524,512
O'Reilly Automotive, Inc. *	15,932	11,106,516
Penske Automotive Group, Inc.	23,285	2,745,534
Pool Corp.	4,016	1,362,187
Qurate Retail, Inc., Class A	896,619	2,779,519
Ross Stores, Inc.	91,127	7,861,526
Target Corp.	205,555	32,958,689
The Gap, Inc.	245,289	2,241,941
The Home Depot, Inc.	220,024	63,459,322
The ODP Corp. *	85,511	3,057,018
The TJX Cos., Inc.	350,136	21,830,980
Tractor Supply Co.	26,391	4,886,294
Ulta Beauty, Inc. *	9,992	4,195,341

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Williams-Sonoma, Inc.	22,512	3,348,660
		403,247,160

Semiconductors & Semiconductor Equipment 3.2%
Advanced Micro Devices, Inc. *	81,692	6,933,200
Analog Devices, Inc.	66,030	10,005,526
Applied Materials, Inc.	171,776	16,158,968
Broadcom, Inc.	61,484	30,687,279
Intel Corp.	2,722,824	86,912,542
KLA Corp.	19,386	6,671,304
Lam Research Corp.	21,079	9,230,705
Marvell Technology, Inc.	50,566	2,367,500
Microchip Technology, Inc.	67,223	4,386,301
Micron Technology, Inc.	421,279	23,814,902
MKS Instruments, Inc.	12,885	1,283,475
NVIDIA Corp.	63,194	9,538,502
NXP Semiconductors N.V.	55,219	9,087,943
ON Semiconductor Corp. *	69,946	4,810,187
Qorvo, Inc. *	35,728	3,207,660
QUALCOMM, Inc.	266,063	35,192,153
Skyworks Solutions, Inc.	56,654	5,583,252
Teradyne, Inc.	25,559	2,163,314
Texas Instruments, Inc.	190,463	31,466,392
		299,501,105

Software & Services 5.9%
Accenture plc, Class A	99,963	28,835,327
Adobe, Inc. *	28,947	10,809,968
Akamai Technologies, Inc. *	37,195	3,357,965
Amdocs Ltd.	61,894	5,290,080
ANSYS, Inc. *	6,923	1,718,981
Autodesk, Inc. *	9,473	1,911,083
Automatic Data Processing, Inc.	68,092	16,642,366
Broadridge Financial Solutions, Inc.	23,731	4,062,035
Cadence Design Systems, Inc. *	19,543	3,395,987
Check Point Software Technologies Ltd. *	29,004	3,487,441
Citrix Systems, Inc.	50,008	5,139,322
Cognizant Technology Solutions Corp., Class A	240,550	15,195,543
DXC Technology Co. *	186,704	4,626,525
Fidelity National Information Services, Inc.	108,189	9,885,229
Fiserv, Inc. *	65,439	6,621,772
FleetCor Technologies, Inc. *	17,874	3,798,761
Genpact Ltd.	54,206	2,546,598
Global Payments, Inc.	38,902	4,832,795
International Business Machines Corp.	537,757	69,074,887
Intuit, Inc.	19,751	8,528,087
Jack Henry & Associates, Inc.	14,021	2,694,836
Kyndryl Holdings, Inc. *	385,183	4,013,607
Mastercard, Inc., Class A	75,695	24,553,187
Maximus, Inc.	31,223	1,891,802
Microsoft Corp.	712,320	186,250,310
NCR Corp. *	74,498	2,313,163
NortonLifeLock, Inc.	185,754	4,196,183
Oracle Corp.	579,434	42,965,031
Palo Alto Networks, Inc. *	3,066	1,707,179
Paychex, Inc.	52,184	6,436,375
PayPal Holdings, Inc. *	118,708	11,092,075
Roper Technologies, Inc.	12,130	4,883,295
Salesforce, Inc. *	41,659	6,503,803
SS&C Technologies Holdings, Inc.	34,488	1,923,051
Synopsys, Inc. *	9,382	3,246,360
The Western Union Co.	256,436	3,800,382
VeriSign, Inc. *	10,449	1,904,017
Visa, Inc., Class A	161,244	32,040,795
SECURITY	NUMBER OF SHARES	VALUE ($)
VMware, Inc., Class A	34,352	3,985,863
		556,162,066

Technology Hardware & Equipment 7.0%
Amphenol Corp., Class A	91,945	6,760,716
Apple Inc.	2,573,240	404,564,793
Arrow Electronics, Inc. *	72,506	7,599,354
Avnet, Inc.	233,457	10,246,428
CDW Corp.	33,369	5,696,088
Ciena Corp. *	36,942	1,874,437
Cisco Systems, Inc.	1,827,819	81,740,066
Corning, Inc.	445,779	15,299,135
Dell Technologies, Inc., Class C	51,898	1,987,174
F5, Inc. *	18,335	2,879,695
Flex Ltd. *	369,375	6,578,569
Hewlett Packard Enterprise Co.	1,580,254	21,491,454
HP, Inc.	550,332	15,800,032
Insight Enterprises, Inc. *	21,437	1,953,339
Jabil, Inc.	98,587	5,944,796
Juniper Networks, Inc.	202,873	5,765,651
Keysight Technologies, Inc. *	14,248	2,335,105
Motorola Solutions, Inc.	27,883	6,787,001
NetApp, Inc.	94,237	6,797,315
Sanmina Corp. *	81,335	3,946,374
Seagate Technology Holdings plc	97,444	6,524,850
TE Connectivity Ltd.	84,708	10,690,997
Teledyne Technologies, Inc. *	7,485	2,757,174
Trimble, Inc. *	31,307	1,980,168
Vishay Intertechnology, Inc.	88,676	1,744,257
Western Digital Corp. *	224,900	9,504,274
Xerox Holdings Corp.	243,766	4,051,391
Zebra Technologies Corp., Class A *	5,539	1,670,784
		654,971,417

Telecommunication Services 3.2%
AT&T, Inc.	7,727,361	135,537,912
Liberty Global plc, Class A *	150,415	3,038,383
Liberty Global plc, Class C *	299,453	6,381,343
Liberty Latin America Ltd., Class A *	35,929	251,503
Liberty Latin America Ltd., Class C *	129,441	902,204
Lumen Technologies, Inc.	1,622,222	16,157,331
Telephone and Data Systems, Inc.	157,414	2,561,126
T-Mobile US, Inc. *	124,562	17,931,945
Verizon Communications, Inc.	2,750,980	115,018,474
		297,780,221

Transportation 2.1%
American Airlines Group, Inc. *	201,844	2,621,954
Avis Budget Group, Inc. *	29,303	4,904,736
C.H. Robinson Worldwide, Inc.	78,202	8,926,758
CSX Corp.	726,475	22,992,934
Delta Air Lines, Inc. *	133,493	4,147,628
Expeditors International of Washington, Inc.	56,450	5,808,140
FedEx Corp.	129,419	27,282,819
GXO Logistics, Inc. *	32,510	1,442,794
J.B. Hunt Transport Services, Inc.	25,789	4,487,802
Knight-Swift Transportation Holdings, Inc.	60,745	3,068,230
Landstar System, Inc.	16,050	2,353,411
Norfolk Southern Corp.	79,349	19,292,122
Old Dominion Freight Line, Inc.	13,618	3,696,061
Ryder System, Inc.	65,081	4,974,792
Southwest Airlines Co. *	100,898	3,702,957
Uber Technologies, Inc. *	63,311	1,820,824

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Union Pacific Corp.	204,310	45,869,638
United Airlines Holdings, Inc. *	86,495	3,028,190
United Parcel Service, Inc., Class B	134,317	26,126,000
Werner Enterprises, Inc.	43,887	1,746,264
XPO Logistics, Inc. *	41,023	2,150,426
		200,444,480

Utilities 4.1%
Alliant Energy Corp.	71,276	4,350,687
Ameren Corp.	84,468	7,823,426
American Electric Power Co., Inc.	193,491	19,387,798
American Water Works Co., Inc.	31,632	4,695,770
Atmos Energy Corp.	36,526	4,141,318
Black Hills Corp.	25,878	1,953,271
CenterPoint Energy, Inc.	246,696	7,778,325
CMS Energy Corp.	101,391	6,847,948
Consolidated Edison, Inc.	169,891	16,605,146
Dominion Energy, Inc.	269,438	22,040,028
DTE Energy Co.	72,180	9,407,941
Duke Energy Corp.	317,491	33,942,963
Edison International	169,948	11,517,376
Entergy Corp.	84,200	9,708,260
Evergy, Inc.	139,384	9,551,986
Eversource Energy	108,642	9,744,101
Exelon Corp.	527,901	23,180,133
FirstEnergy Corp.	288,521	11,411,006
NextEra Energy, Inc.	354,426	30,147,476
NiSource, Inc.	158,110	4,665,826
NRG Energy, Inc.	117,399	4,846,231
OGE Energy Corp.	87,714	3,555,926
PG&E Corp. *	265,630	3,275,218
Pinnacle West Capital Corp.	64,887	4,889,235
Portland General Electric Co.	46,131	2,383,589
PPL Corp.	464,221	13,499,547
Public Service Enterprise Group, Inc.	192,290	12,375,784
Sempra Energy	90,076	14,859,838
Southwest Gas Holdings, Inc.	30,541	2,377,617
The AES Corp.	377,583	9,609,487
The Southern Co.	414,032	31,909,446
UGI Corp.	113,327	4,476,417
Vistra Corp.	392,219	9,707,420
SECURITY	NUMBER OF SHARES	VALUE ($)
WEC Energy Group, Inc.	94,159	9,711,559
Xcel Energy, Inc.	181,433	13,471,400
		389,849,499
Total Common Stocks (Cost $8,986,809,731)		9,382,491,004

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)	4,903,716	4,903,716
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)(d)	3,244,770	3,244,770
		8,148,486
Total Short-Term Investments (Cost $8,148,486)		8,148,486
Total Investments in Securities (Cost $8,994,958,217)		9,390,639,490

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/16/22	98	19,386,850	(1,203,975)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $2,477,800.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

Below is a summary of the fund’s transactions with affiliated issuers during the period ended August 31, 2022:
SECURITY	VALUE AT 2/28/22	PURCHASES	SALES	REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/22	BALANCE OF SHARES HELD AT 8/31/22	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Diversified Financials 0.1%
The Charles Schwab Corp.	$8,850,648	$2,217,065	($1,527,956)	$503,128	($1,852,630)	$8,190,255	115,437	$48,140

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,382,491,004	$—	$—	$9,382,491,004
Short-Term Investments[1]	8,148,486	—	—	8,148,486
Liabilities
Futures Contracts[2]	(1,203,975)	—	—	(1,203,975)
Total	$9,389,435,515	$—	$—	$9,389,435,515

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - affiliated (cost $6,439,376)		$8,190,255
Investments in securities, at value - unaffiliated (cost $8,988,518,841) including securities on loan of $2,477,800		9,382,449,235
Cash		8,345
Deposit with broker for futures contracts		1,380,000
Receivables:
Dividends		23,686,660
Fund shares sold		5,345,350
Investments sold		2,595,258
Income from securities on loan	+	21,332
Total assets		9,423,676,435
Liabilities
Collateral held for securities on loan		3,244,770
Payables:
Investments bought		12,885,152
Fund shares redeemed		2,651,631
Management fees		2,070,013
Variation margin on futures contracts	+	139,348
Total liabilities		20,990,914
Net assets		$9,402,685,521
Net Assets by Source
Capital received from investors		$8,744,370,179
Total distributable earnings	+	658,315,342
Net assets		$9,402,685,521

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,402,685,521		177,300,000		$53.03

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $17,360)		$116,167,618
Dividends received from securities - affiliated		48,140
Securities on loan, net	+	30,424
Total investment income		116,246,182
Expenses
Management fees		12,394,595
Proxy fees[1]	+	193,600
Total expenses	–	12,588,195
Net investment income		103,657,987
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated		(46,684)
Net realized losses on sales of securities - unaffiliated		(111,073,557)
Net realized gains on sales of in-kind redemptions - affiliated		549,812
Net realized gains on sales of in-kind redemptions - unaffiliated		683,740,312
Net realized losses on futures contracts	+	(1,302,176)
Net realized gains		571,867,707
Net change in unrealized appreciation (depreciation) on securities - affiliated		(1,852,630)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,354,751,073)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(958,542)
Net change in unrealized appreciation (depreciation)	+	(1,357,562,245)
Net realized and unrealized losses		(785,694,538)
Decrease in net assets resulting from operations		($682,036,551)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$103,657,987	$141,043,834
Net realized gains		571,867,707	393,898,363
Net change in unrealized appreciation (depreciation)	+	(1,357,562,245)	630,097,698
Increase (decrease) in net assets resulting from operations		($682,036,551)	$1,165,039,895
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($92,116,055)	($130,197,615)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		44,350,000	$2,457,648,312	71,200,000	$4,014,710,303
Shares redeemed	+	(40,600,000)	(2,170,259,931)	(18,550,000)	(1,022,625,679)
Net transactions in fund shares		3,750,000	$287,388,381	52,650,000	$2,992,084,624
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		173,550,000	$9,889,449,746	120,900,000	$5,862,522,842
Total increase (decrease)	+	3,750,000	(486,764,225)	52,650,000	4,026,926,904
End of period		177,300,000	$9,402,685,521	173,550,000	$9,889,449,746

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$53.02	$48.75	$34.73	$38.08	$36.90	$34.89
Income (loss) from investment operations:
Net investment income (loss)[1]	0.42	0.65	0.49	0.55	0.59	0.52
Net realized and unrealized gains (losses)	(5.42)	4.26	14.09	(3.34)	1.14	1.98
Total from investment operations	(5.00)	4.91	14.58	(2.79)	1.73	2.50
Less distributions:
Distributions from net investment income	(0.21)	(0.64)	(0.56)	(0.56)	(0.55)	(0.49)
Net asset value at end of period	$47.81	$53.02	$48.75	$34.73	$38.08	$36.90
Total return	(9.42%) [2]	10.06%	42.73%	(7.46%)	4.69%	7.22%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3,4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	1.70% [3]	1.21%	1.40%	1.43%	1.53%	1.45%
Portfolio turnover rate[5]	15% [2]	25%	24%	26%	23%	21%
Net assets, end of period (x 1,000)	$5,574,815	$4,843,112	$4,085,618	$3,424,710	$3,402,783	$2,782,002

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
American Axle & Manufacturing Holdings, Inc. *	1,513,461	15,664,321
Cooper-Standard Holdings, Inc. *	915,024	7,164,638
Dorman Products, Inc. *	64,243	5,823,628
Fox Factory Holding Corp. *	29,498	2,749,509
Gentherm, Inc. *	78,906	4,726,469
LCI Industries	81,790	9,477,007
Modine Manufacturing Co. *	463,947	6,949,926
Patrick Industries, Inc.	84,742	4,488,784
Standard Motor Products, Inc.	122,617	4,500,044
Stoneridge, Inc. *	171,310	3,254,890
Tenneco, Inc., Class A *	955,041	18,012,073
Winnebago Industries, Inc.	118,399	6,817,415
		89,628,704

Banks 8.9%
1st Source Corp.	23,515	1,109,673
Ameris Bancorp	77,345	3,610,465
Associated Banc-Corp.	478,480	9,588,739
Atlantic Union Bankshares Corp.	128,218	4,160,674
Axos Financial, Inc. *	84,814	3,543,529
Bank of Hawaii Corp.	104,018	8,115,484
Bank OZK	242,508	9,828,849
BankUnited, Inc.	289,852	10,739,017
Banner Corp.	92,769	5,636,644
BOK Financial Corp.	65,923	5,858,577
Brookline Bancorp, Inc.	176,417	2,199,920
Cadence Bank	332,161	8,463,462
Capitol Federal Financial, Inc.	411,163	3,725,137
Cathay General Bancorp	173,461	7,274,954
Central Pacific Financial Corp.	101,440	2,210,378
City Holding Co.	29,819	2,534,913
Columbia Banking System, Inc.	187,542	5,616,883
Commerce Bancshares, Inc.	154,723	10,640,301
Community Bank System, Inc.	76,702	5,014,777
Cullen/Frost Bankers, Inc.	91,857	11,937,736
Customers Bancorp, Inc. *	24,890	863,434
CVB Financial Corp.	220,837	5,794,763
Eagle Bancorp, Inc.	61,517	2,985,420
Eastern Bankshares, Inc.	56,926	1,104,364
Enterprise Financial Services Corp.	25,748	1,177,199
Essent Group Ltd.	178,062	7,120,699
F.N.B. Corp.	948,960	11,311,603
Federal Agricultural Mortgage Corp., Class C	25,679	2,805,174
First BanCorp	341,285	4,880,376
First Bancorp/Southern Pines NC	26,986	982,560
First Busey Corp.	113,841	2,618,343
First Citizens BancShares, Inc., Class A	29,962	24,327,946
First Commonwealth Financial Corp.	217,215	2,928,058
First Financial Bancorp	220,154	4,750,923
First Financial Bankshares, Inc.	87,513	3,720,178
SECURITY	NUMBER OF SHARES	VALUE ($)
First Hawaiian, Inc.	391,406	10,063,048
First Interstate BancSystem, Inc., Class A	199,151	8,017,819
First Merchants Corp.	94,303	3,755,145
Flagstar Bancorp, Inc.	168,240	6,482,287
Fulton Financial Corp.	451,458	7,327,163
Glacier Bancorp, Inc.	126,154	6,393,485
Hancock Whitney Corp.	186,139	8,977,484
Hanmi Financial Corp.	99,378	2,456,624
Heartland Financial USA, Inc.	66,098	2,952,598
Heritage Financial Corp.	42,724	1,110,397
Hilltop Holdings, Inc.	181,524	4,792,234
HomeStreet, Inc.	27,353	952,158
Hope Bancorp, Inc.	389,615	5,637,729
Independent Bank Corp.	47,571	3,721,479
Independent Bank Group, Inc.	42,448	2,859,297
International Bancshares Corp.	132,987	5,549,548
Kearny Financial Corp.	91,450	1,038,872
Lakeland Financial Corp.	15,512	1,168,674
Mr Cooper Group, Inc. *	33,735	1,426,991
National Bank Holdings Corp., Class A	52,606	2,111,079
NBT Bancorp, Inc.	104,679	4,059,452
NMI Holdings, Inc., Class A *	73,390	1,506,697
Northwest Bancshares, Inc.	303,191	4,265,897
OceanFirst Financial Corp.	55,986	1,088,368
OFG Bancorp	126,613	3,443,874
Old National Bancorp	747,225	12,471,185
Pacific Premier Bancorp, Inc.	93,209	3,053,527
PacWest Bancorp	376,662	9,917,510
Park National Corp.	29,312	3,864,201
Pathward Financial, Inc.	28,842	950,632
PennyMac Financial Services, Inc.	91,293	4,849,484
Pinnacle Financial Partners, Inc.	77,896	6,286,986
Prosperity Bancshares, Inc.	150,882	10,694,516
Provident Financial Services, Inc.	171,123	3,975,187
Renasant Corp.	117,354	3,912,582
S&T Bancorp, Inc.	105,680	3,132,355
Sandy Spring Bancorp, Inc.	68,802	2,650,253
Simmons First National Corp., Class A	230,772	5,443,912
Southside Bancshares, Inc.	59,124	2,227,792
SouthState Corp.	84,392	6,585,952
Texas Capital Bancshares, Inc. *	111,369	6,574,112
The Bank of N.T. Butterfield & Son Ltd.	125,954	4,108,620
Tompkins Financial Corp.	31,306	2,242,762
Towne Bank	126,311	3,598,600
TriCo Bancshares	25,921	1,223,212
Trustmark Corp.	191,630	6,044,010
UMB Financial Corp.	69,503	6,218,433
Umpqua Holdings Corp.	536,545	9,518,308
United Bankshares, Inc.	236,091	8,758,976
United Community Banks, Inc.	134,900	4,523,197
Valley National Bancorp	727,636	8,455,130
Walker & Dunlop, Inc.	61,037	6,131,777
Washington Federal, Inc.	270,768	8,667,284
Washington Trust Bancorp, Inc.	21,913	1,109,455
Webster Financial Corp.	272,452	12,818,867
WesBanco, Inc.	133,257	4,558,722

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Westamerica BanCorp	44,538	2,491,901
Western Alliance Bancorp	86,384	6,627,381
Wintrust Financial Corp.	109,058	9,197,952
WSFS Financial Corp.	72,436	3,502,281
		496,726,605

Capital Goods 11.0%
AAON, Inc.	52,298	3,006,089
AAR Corp. *	183,542	7,870,281
Advanced Drainage Systems, Inc.	34,992	4,748,414
Aerojet Rocketdyne Holdings, Inc. *	133,484	5,749,156
Alamo Group, Inc.	29,629	3,874,288
Albany International Corp., Class A	67,228	5,928,837
Altra Industrial Motion Corp.	132,877	5,042,682
American Woodmark Corp. *	110,617	5,733,279
API Group Corp. *	278,813	4,335,542
Apogee Enterprises, Inc.	149,208	6,093,655
Applied Industrial Technologies, Inc.	116,937	12,397,661
Arcosa, Inc.	213,309	12,467,911
Argan, Inc.	77,864	2,693,316
Armstrong World Industries, Inc.	95,086	7,986,273
Astec Industries, Inc.	109,326	4,174,067
Astronics Corp. *	212,504	1,957,162
Atkore, Inc. *	49,015	4,137,356
Axon Enterprise, Inc. *	9,342	1,090,025
AZZ, Inc.	112,255	4,783,186
Barnes Group, Inc.	219,841	6,826,063
Beacon Roofing Supply, Inc. *	197,010	10,817,819
BWX Technologies, Inc.	229,651	11,971,707
Columbus McKinnon Corp.	77,717	2,380,472
Comfort Systems USA, Inc.	92,332	9,264,593
Construction Partners, Inc., Class A *	41,636	1,218,269
Core & Main, Inc., Class A *	61,890	1,458,747
Crane Holdings Co.	125,029	11,797,736
CSW Industrials, Inc.	19,512	2,470,219
Douglas Dynamics, Inc.	78,368	2,280,509
DXP Enterprises, Inc. *	56,505	1,501,903
Dycom Industries, Inc. *	155,658	17,452,375
Encore Wire Corp.	64,603	8,404,850
Enerpac Tool Group Corp.	129,145	2,505,413
EnerSys	166,971	10,413,981
EnPro Industries, Inc.	56,604	5,126,058
Esab Corp.	84,844	3,486,240
ESCO Technologies, Inc.	55,666	4,532,882
Evoqua Water Technologies Corp. *	82,686	2,900,625
Federal Signal Corp.	151,538	6,041,820
Franklin Electric Co., Inc.	91,998	7,990,026
Gates Industrial Corp. plc *	175,886	1,885,498
Generac Holdings, Inc. *	32,598	7,184,925
Gibraltar Industries, Inc. *	95,444	3,994,331
GMS, Inc. *	148,845	7,174,329
GrafTech International Ltd.	617,922	3,633,381
Granite Construction, Inc.	289,602	8,682,268
Great Lakes Dredge & Dock Corp. *	177,714	1,700,723
Griffon Corp.	191,720	6,010,422
H&E Equipment Services, Inc.	176,188	5,578,112
HEICO Corp.	32,068	4,883,956
HEICO Corp., Class A	55,126	6,757,345
Herc Holdings, Inc.	61,078	6,873,107
Hillenbrand, Inc.	185,853	7,744,495
Hyster-Yale Materials Handling, Inc.	99,339	2,893,745
JELD-WEN Holding, Inc. *	415,765	4,635,780
John Bean Technologies Corp.	45,348	4,682,635
Kadant, Inc.	15,571	2,793,905
Kaman Corp.	157,246	4,987,843
Kennametal, Inc.	313,855	7,356,761
SECURITY	NUMBER OF SHARES	VALUE ($)
Kratos Defense & Security Solutions, Inc. *	141,883	1,779,213
Lindsay Corp.	21,699	3,479,652
Masonite International Corp. *	96,004	7,855,047
Maxar Technologies, Inc.	198,425	4,728,468
McGrath RentCorp	68,357	5,777,534
Mercury Systems, Inc. *	66,375	3,194,629
Moog, Inc., Class A	154,055	11,551,044
MRC Global, Inc. *	781,113	7,600,230
Mueller Industries, Inc.	225,717	14,258,543
Mueller Water Products, Inc., Class A	425,203	4,796,290
MYR Group, Inc. *	54,121	5,030,006
National Presto Industries, Inc.	33,728	2,300,924
NOW, Inc. *	1,184,400	14,354,928
Parsons Corp. *	86,346	3,572,998
PGT Innovations, Inc. *	145,534	3,044,571
Primoris Services Corp.	354,328	7,182,229
Proto Labs, Inc. *	62,443	2,397,811
Quanex Building Products Corp.	181,644	4,050,661
RBC Bearings, Inc. *	27,366	6,586,449
Resideo Technologies, Inc. *	506,570	10,546,787
REV Group, Inc.	105,552	1,215,959
Rush Enterprises, Inc., Class A	261,499	12,306,143
Simpson Manufacturing Co., Inc.	80,721	7,477,993
SiteOne Landscape Supply, Inc. *	36,420	4,558,327
SPX Technologies, Inc. *	64,082	3,656,519
Standex International Corp.	38,606	3,490,368
Sterling Infrastructure, Inc. *	45,001	1,138,075
Tennant Co.	53,728	3,242,485
Terex Corp.	272,754	9,060,888
Textainer Group Holdings Ltd.	74,017	2,248,636
The AZEK Co., Inc. *	55,946	1,021,015
The Gorman-Rupp Co.	43,762	1,155,754
The Greenbrier Cos., Inc.	304,900	8,692,699
The Manitowoc Co., Inc. *	235,331	2,247,411
The Shyft Group, Inc.	43,655	1,045,537
Titan Machinery, Inc. *	57,543	1,771,174
TPI Composites, Inc. *	100,547	1,869,169
Trex Co., Inc. *	69,290	3,242,079
Trinity Industries, Inc.	385,349	9,394,809
Triton International Ltd.	207,421	12,360,217
Tutor Perini Corp. *	768,600	5,211,108
V2X, Inc. *	81,590	2,827,909
Valmont Industries, Inc.	54,568	15,105,514
Veritiv Corp. *	50,334	5,999,310
Vertiv Holdings Co.	90,444	1,042,819
Wabash National Corp.	529,435	8,709,206
Watts Water Technologies, Inc., Class A	48,643	6,738,028
WillScot Mobile Mini Holdings Corp. *	59,454	2,386,484
Woodward, Inc.	110,343	10,269,623
Zurn Water Solutions Corp.	174,518	4,813,206
		612,751,526

Commercial & Professional Services 5.3%
ACCO Brands Corp.	788,806	4,677,620
ASGN, Inc. *	120,571	11,659,216
Barrett Business Services, Inc.	15,400	1,241,856
Brady Corp., Class A	160,545	7,471,764
BrightView Holdings, Inc. *	258,329	2,614,290
Casella Waste Systems, Inc., Class A *	17,643	1,445,491
CBIZ, Inc. *	108,511	4,737,590
Cimpress plc *	77,839	2,613,834
Clarivate plc *	123,066	1,436,180
Clean Harbors, Inc. *	128,504	15,088,940
CoStar Group, Inc. *	142,720	9,939,021
Deluxe Corp.	374,868	7,212,460
Dun & Bradstreet Holdings, Inc.	93,909	1,338,203

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Exponent, Inc.	37,333	3,504,075
FTI Consulting, Inc. *	82,681	13,278,569
Harsco Corp. *	485,728	2,754,078
Healthcare Services Group, Inc.	513,291	7,222,004
Heidrick & Struggles International, Inc.	56,598	1,610,779
HNI Corp.	252,186	8,069,952
Huron Consulting Group, Inc. *	65,956	4,412,456
IAA, Inc. *	131,683	4,906,509
ICF International, Inc.	58,674	5,958,931
Insperity, Inc.	57,952	6,317,927
Interface, Inc.	337,324	3,767,909
KAR Auction Services, Inc. *	671,063	9,797,520
Kelly Services, Inc., Class A	747,723	12,045,818
Kforce, Inc.	83,386	4,562,882
Kimball International, Inc., Class B	208,853	1,597,725
Korn Ferry	138,794	8,455,331
ManTech International Corp., Class A	93,570	8,974,299
Matthews International Corp., Class A	178,180	4,456,282
MillerKnoll, Inc.	327,833	9,074,417
MSA Safety, Inc.	48,292	5,739,987
Pitney Bowes, Inc.	1,920,899	5,551,398
Resources Connection, Inc.	224,555	4,387,805
Rollins, Inc.	189,909	6,411,328
SP Plus Corp. *	119,584	3,963,014
Steelcase, Inc., Class A	806,749	9,019,454
Stericycle, Inc. *	211,255	10,581,763
Tetra Tech, Inc.	78,782	10,699,383
The Brink's Co.	106,905	5,909,708
The GEO Group, Inc. *	1,865,024	15,255,896
TriNet Group, Inc. *	64,916	5,349,078
TrueBlue, Inc. *	365,381	7,504,926
UniFirst Corp.	54,751	9,869,415
Viad Corp. *	91,030	3,475,525
		295,962,608

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	85,611	4,079,364
Beazer Homes USA, Inc. *	227,605	3,241,095
Callaway Golf Co. *	148,131	3,278,139
Cavco Industries, Inc. *	19,436	4,548,218
Century Communities, Inc.	90,858	4,242,160
Columbia Sportswear Co.	107,129	7,631,870
Crocs, Inc. *	54,631	4,026,305
Ethan Allen Interiors, Inc.	197,152	4,686,303
Fossil Group, Inc. *	495,657	2,096,629
G-III Apparel Group Ltd. *	372,306	7,844,487
Helen of Troy Ltd. *	52,952	6,546,456
Installed Building Products, Inc.	31,347	2,838,784
iRobot Corp. *(a)	99,234	5,842,898
Kontoor Brands, Inc.	151,529	5,641,425
La-Z-Boy, Inc.	279,763	7,382,946
LGI Homes, Inc. *	51,928	4,928,486
M.D.C. Holdings, Inc.	260,401	8,093,263
M/I Homes, Inc. *	155,871	6,739,862
Malibu Boats, Inc., Class A *	20,474	1,229,054
Mattel, Inc. *	609,692	13,486,387
Movado Group, Inc.	65,854	2,100,084
Oxford Industries, Inc.	56,987	6,082,222
Skyline Champion Corp. *	52,906	2,998,183
Smith & Wesson Brands, Inc.	227,805	3,029,806
Sonos, Inc. *	54,867	825,200
Steven Madden Ltd.	273,599	7,964,467
Sturm Ruger & Co., Inc.	74,583	3,896,962
Tempur Sealy International, Inc.	340,877	8,525,334
TopBuild Corp. *	48,645	8,939,005
Tupperware Brands Corp. *	589,866	6,630,094
Under Armour, Inc., Class A *	415,218	3,496,136
SECURITY	NUMBER OF SHARES	VALUE ($)
Under Armour, Inc., Class C *	433,262	3,288,459
Universal Electronics, Inc. *	91,410	2,032,044
Vera Bradley, Inc. *	143,402	567,872
Vista Outdoor, Inc. *	145,313	4,086,202
Wolverine World Wide, Inc.	389,718	7,615,090
YETI Holdings, Inc. *	33,479	1,235,040
		181,716,331

Consumer Services 5.5%
ADT, Inc.	925,279	6,745,284
Adtalem Global Education, Inc. *	366,519	13,814,101
American Public Education, Inc. *	131,855	1,362,062
Arcos Dorados Holdings, Inc., Class A	691,211	5,045,840
Bally's Corp. *(a)	65,112	1,542,503
BJ's Restaurants, Inc. *	148,041	3,712,868
Bloomin' Brands, Inc.	489,094	9,889,481
Boyd Gaming Corp.	144,823	7,882,716
Bright Horizons Family Solutions, Inc. *	75,006	5,115,409
Brinker International, Inc. *	255,981	6,274,094
Caesars Entertainment, Inc. *	81,597	3,518,463
Choice Hotels International, Inc.	29,909	3,430,861
Churchill Downs, Inc.	49,814	9,817,841
Cracker Barrel Old Country Store, Inc.	126,755	13,681,935
Dave & Buster's Entertainment, Inc. *	170,612	7,053,100
Denny's Corp. *	242,741	2,293,902
Dine Brands Global, Inc.	50,868	3,387,809
Everi Holdings, Inc. *	109,182	2,019,867
Frontdoor, Inc. *	100,804	2,366,878
Graham Holdings Co., Class B	20,994	11,870,637
Grand Canyon Education, Inc. *	111,487	9,072,812
Hilton Grand Vacations, Inc. *	174,059	7,098,126
Hyatt Hotels Corp., Class A *	166,009	14,877,727
International Game Technology plc	495,209	8,884,050
Jack in the Box, Inc.	135,953	10,857,207
Laureate Education, Inc., Class A	591,313	6,516,269
Marriott Vacations Worldwide Corp.	97,836	13,933,803
Papa John's International, Inc.	36,492	2,949,648
Penn National Gaming, Inc. *	294,188	9,187,491
Perdoceo Education Corp. *	341,969	3,960,001
Planet Fitness, Inc., Class A *	79,391	5,378,740
Red Robin Gourmet Burgers, Inc. *	221,781	1,647,833
Red Rock Resorts, Inc., Class A	104,507	3,994,258
Regis Corp. *(a)	2,257,757	3,160,860
Scientific Games Corp., Class A *	174,577	8,594,426
SeaWorld Entertainment, Inc. *	61,404	3,085,551
Six Flags Entertainment Corp. *	405,770	8,987,806
Strategic Education, Inc.	83,701	5,415,455
Stride, Inc. *	155,295	5,922,951
Terminix Global Holdings, Inc. *	229,754	9,799,008
Texas Roadhouse, Inc.	146,725	13,023,311
The Cheesecake Factory, Inc.	201,152	6,159,274
The Wendy's Co.	617,668	11,846,872
Wingstop, Inc.	10,465	1,191,545
WW International, Inc. *	296,900	1,549,818
Wyndham Hotels & Resorts, Inc.	130,414	8,521,251
		306,441,744

Diversified Financials 3.8%
A-Mark Precious Metals, Inc.	50,574	1,563,242
Apollo Commercial Real Estate Finance, Inc.	438,125	5,104,156
Arbor Realty Trust, Inc.	197,157	2,953,412
Ares Management Corp., Class A	45,110	3,344,455
Artisan Partners Asset Management, Inc., Class A	155,841	5,261,192
B. Riley Financial, Inc.	23,984	1,193,684

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BGC Partners, Inc., Class A	1,248,878	5,020,489
Blackstone Mortgage Trust, Inc., Class A	287,561	8,333,518
Brightsphere Investment Group, Inc.	212,698	3,635,009
BrightSpire Capital, Inc., Class A	247,854	2,081,974
Broadmark Realty Capital, Inc.	160,258	1,033,664
Cannae Holdings, Inc. *	211,224	4,564,551
Cohen & Steers, Inc.	39,596	2,826,362
Compass Diversified Holdings	253,679	5,291,744
Cowen, Inc., Class A	53,165	2,044,194
Credit Acceptance Corp. *	15,696	8,351,528
Donnelley Financial Solutions, Inc. *	95,188	4,040,731
Encore Capital Group, Inc. *	75,173	4,110,460
Enova International, Inc. *	138,016	4,822,279
FactSet Research Systems, Inc.	29,577	12,816,897
Federated Hermes, Inc.	379,070	12,911,124
FirstCash Holdings, Inc.	139,329	10,862,089
Focus Financial Partners, Inc., Class A *	30,265	1,184,875
Green Dot Corp., Class A *	136,073	2,760,921
Houlihan Lokey, Inc.	64,796	5,086,486
Interactive Brokers Group, Inc., Class A	44,015	2,710,884
Ladder Capital Corp.	493,606	5,459,282
LendingClub Corp. *	66,033	863,051
LendingTree, Inc. *	14,930	455,216
MarketAxess Holdings, Inc.	19,549	4,859,686
MFA Financial, Inc.	455,082	4,974,046
Moelis & Co., Class A	123,425	5,141,885
Morningstar, Inc.	17,713	4,038,387
Nelnet, Inc., Class A	55,919	4,710,617
New York Mortgage Trust, Inc.	1,227,891	3,438,095
PennyMac Mortgage Investment Trust	336,020	4,989,897
Piper Sandler Cos.	28,056	3,214,376
PRA Group, Inc. *	116,680	4,310,159
Ready Capital Corp.	68,260	894,206
Redwood Trust, Inc.	399,577	3,096,722
Regional Management Corp.	22,766	766,986
Stifel Financial Corp.	133,297	7,905,845
The Carlyle Group, Inc.	151,391	4,924,749
TPG RE Finance Trust, Inc.	225,242	2,085,741
Tradeweb Markets, Inc., Class A	44,995	3,131,202
Two Harbors Investment Corp.	1,319,675	6,400,424
Virtu Financial, Inc., Class A	132,204	3,035,404
Virtus Investment Partners, Inc.	12,639	2,417,209
WisdomTree Investments, Inc.	422,796	2,118,208
World Acceptance Corp. *	22,851	2,656,200
		209,797,513

Energy 7.2%
Alto Ingredients, Inc. *	704,826	3,044,848
Antero Midstream Corp.	178,807	1,800,586
Arch Resources, Inc. (a)	122,440	17,824,815
Archrock, Inc.	734,873	5,430,711
Berry Corp.	98,038	897,048
Cactus, Inc., Class A	22,182	886,171
Centennial Resource Development, Inc., Class A *	665,873	5,480,135
ChampionX Corp.	232,786	5,077,063
CNX Resources Corp. *	892,361	15,768,019
CONSOL Energy, Inc.	239,867	17,217,653
Continental Resources, Inc.	143,577	10,025,982
Core Laboratories N.V.	187,283	3,024,620
CVR Energy, Inc.	378,543	12,363,214
DHT Holdings, Inc.	789,361	6,164,909
Diamondback Energy, Inc.	206,135	27,473,673
Dorian LPG Ltd.	75,396	1,097,012
Dril-Quip, Inc. *	181,045	4,006,526
DT Midstream, Inc. *	182,156	10,056,833
EQT Corp.	466,317	22,289,953
SECURITY	NUMBER OF SHARES	VALUE ($)
Golar LNG Ltd. *	172,368	4,700,475
Green Plains, Inc. *	260,963	9,559,075
Helix Energy Solutions Group, Inc. *	970,033	4,190,543
International Seaways, Inc.	253,896	7,497,549
Kosmos Energy Ltd. *	1,762,957	12,464,106
Liberty Energy, Inc., Class A *	268,320	4,024,800
Matador Resources Co.	118,987	7,091,625
Nabors Industries Ltd. *	136,749	18,120,610
NexTier Oilfield Solutions, Inc. *	899,596	8,429,214
Nordic American Tankers Ltd.	1,663,314	4,324,616
Oceaneering International, Inc. *	736,243	6,515,751
Oil States International, Inc. *	789,611	3,869,094
Par Pacific Holdings, Inc. *	284,119	5,341,437
Patterson-UTI Energy, Inc.	1,456,775	21,705,947
PDC Energy, Inc.	161,723	10,982,609
ProPetro Holding Corp. *	593,647	5,437,807
Range Resources Corp. *	268,380	8,818,967
RPC, Inc.	155,008	1,232,314
Scorpio Tankers, Inc.	297,096	12,359,194
SFL Corp., Ltd.	641,287	6,861,771
SM Energy Co.	409,869	18,062,927
Southwestern Energy Co. *	1,331,261	9,971,145
Talos Energy, Inc. *	67,687	1,403,151
Teekay Tankers Ltd., Class A *	277,451	6,825,295
Texas Pacific Land Corp.	1,651	3,038,599
Transocean Ltd. *	4,692,213	16,985,811
US Silica Holdings, Inc. *	261,932	3,674,906
Valaris Ltd. *	48,700	2,482,726
Weatherford International plc *	140,584	3,956,034
		399,857,869

Food & Staples Retailing 1.0%
BJ's Wholesale Club Holdings, Inc. *	128,666	9,584,330
Grocery Outlet Holding Corp. *	177,453	7,119,414
Ingles Markets, Inc., Class A	116,503	10,197,508
PriceSmart, Inc.	131,746	8,335,570
The Andersons, Inc.	256,750	9,507,453
The Chefs' Warehouse, Inc. *	89,918	2,997,866
Weis Markets, Inc.	122,592	9,526,624
		57,268,765

Food, Beverage & Tobacco 2.6%
Adecoagro SA	278,373	2,566,599
B&G Foods, Inc. (a)	350,756	7,597,375
Brown-Forman Corp., Class B	200,218	14,555,848
Calavo Growers, Inc.	134,473	5,653,245
Cal-Maine Foods, Inc.	171,884	9,214,701
Coca-Cola Consolidated, Inc.	7,291	3,458,340
Dole plc	100,333	908,014
Fresh Del Monte Produce, Inc.	448,312	12,256,850
Hostess Brands, Inc. *	235,404	5,456,665
J&J Snack Foods Corp.	42,127	6,278,187
John B Sanfilippo & Son, Inc.	49,303	3,980,231
Lancaster Colony Corp.	49,794	8,392,779
Mission Produce, Inc. *	86,820	1,397,802
National Beverage Corp.	29,696	1,646,940
Nomad Foods Ltd. *	351,360	6,215,558
Pilgrim's Pride Corp. *	308,912	8,794,725
The Boston Beer Co., Inc., Class A *	16,063	5,414,516
The Hain Celestial Group, Inc. *	285,149	5,777,119
TreeHouse Foods, Inc. *	339,562	15,823,589
Universal Corp.	240,689	12,284,766
Vector Group Ltd.	522,062	5,116,208
		142,790,057

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 4.0%
ABIOMED, Inc. *	20,219	5,242,382
Acadia Healthcare Co., Inc. *	183,395	15,025,552
Addus HomeCare Corp. *	28,714	2,561,863
Allscripts Healthcare Solutions, Inc. *	395,208	6,718,536
Amedisys, Inc. *	47,647	5,643,787
AMN Healthcare Services, Inc. *	80,667	8,279,661
Avanos Medical, Inc. *	98,568	2,427,730
Brookdale Senior Living, Inc. *	1,170,554	5,150,438
Change Healthcare, Inc. *	460,289	11,309,301
Chemed Corp.	26,779	12,751,892
Community Health Systems, Inc. *	840,832	2,236,613
CONMED Corp.	32,751	2,900,756
Covetrus, Inc. *	438,026	9,141,603
Cross Country Healthcare, Inc. *	55,504	1,408,691
DexCom, Inc. *	22,135	1,819,718
Enovis Corp. *	84,540	4,281,951
Globus Medical, Inc., Class A *	73,114	4,327,618
Haemonetics Corp. *	111,101	8,335,908
HealthEquity, Inc. *	22,130	1,462,350
ICU Medical, Inc. *	28,096	4,467,264
Integer Holdings Corp. *	74,707	4,711,770
Integra LifeSciences Holdings Corp. *	76,777	3,663,031
Invacare Corp. *(a)	786,163	680,031
LHC Group, Inc. *	48,426	7,819,346
LivaNova plc *	42,750	2,404,687
Masimo Corp. *	39,565	5,811,703
Merit Medical Systems, Inc. *	59,562	3,527,857
ModivCare, Inc. *	36,368	3,939,382
Multiplan Corp. *	613,265	2,158,693
Neogen Corp. *(a)	94,059	1,965,833
NextGen Healthcare, Inc. *	146,641	2,513,427
NuVasive, Inc. *	108,127	4,596,479
Omnicell, Inc. *	29,097	2,976,332
OPKO Health, Inc. *	402,785	878,071
Option Care Health, Inc. *	84,582	2,618,659
Orthofix Medical, Inc. *	69,861	1,390,234
Owens & Minor, Inc.	293,531	8,662,100
Pediatrix Medical Group, Inc. *	492,297	8,772,733
Premier, Inc., Class A	331,032	11,665,568
QuidelOrtho Corp. *	41,931	3,323,451
RadNet, Inc. *	44,909	902,222
Select Medical Holdings Corp.	364,138	9,336,498
Teladoc Health, Inc. *	26,642	827,501
The Ensign Group, Inc.	65,583	5,594,230
US Physical Therapy, Inc.	22,251	1,838,155
Varex Imaging Corp. *	119,480	2,519,833
Veeva Systems, Inc., Class A *	27,053	5,392,204
		225,983,644

Household & Personal Products 0.9%
Central Garden & Pet Co., Class A *	134,637	5,083,893
Coty, Inc., Class A *	1,134,716	8,521,717
Edgewell Personal Care Co.	262,017	10,208,182
Energizer Holdings, Inc.	185,030	5,199,343
Herbalife Nutrition Ltd. *	280,861	7,327,663
Inter Parfums, Inc.	27,590	2,166,367
Medifast, Inc.	17,097	2,145,332
Reynolds Consumer Products, Inc.	47,554	1,328,183
USANA Health Sciences, Inc. *	60,557	3,907,138
WD-40 Co.	17,694	3,346,997
		49,234,815

SECURITY	NUMBER OF SHARES	VALUE ($)
Insurance 2.3%
Ambac Financial Group, Inc. *	296,530	4,474,638
American Equity Investment Life Holding Co.	376,248	14,297,424
AMERISAFE, Inc.	79,731	3,812,736
Argo Group International Holdings Ltd.	102,361	2,009,346
Axis Capital Holdings Ltd.	246,655	13,109,713
Brighthouse Financial, Inc. *	50,621	2,407,029
CNA Financial Corp.	123,281	4,741,387
Employers Holdings, Inc.	124,267	4,866,296
Enstar Group Ltd. *	23,534	4,453,810
Horace Mann Educators Corp.	109,262	3,908,302
James River Group Holdings Ltd.	153,441	3,645,758
MBIA, Inc. *	310,999	3,666,678
Mercury General Corp.	123,577	3,942,106
ProAssurance Corp.	394,792	8,444,601
RLI Corp.	49,142	5,393,826
Safety Insurance Group, Inc.	56,480	5,086,024
Selective Insurance Group, Inc.	121,289	9,632,772
SiriusPoint Ltd. *	294,775	1,317,644
Stewart Information Services Corp.	126,425	6,402,162
United Fire Group, Inc.	121,283	3,569,359
Universal Insurance Holdings, Inc.	301,200	3,596,328
White Mountains Insurance Group Ltd.	9,830	13,467,100
		126,245,039

Materials 6.1%
AdvanSix, Inc.	117,245	4,251,304
Alpha Metallurgical Resources, Inc.	21,697	3,409,684
American Vanguard Corp.	54,005	1,076,320
Ashland, Inc.	145,666	14,822,972
ATI, Inc. *	419,071	12,542,795
Avient Corp.	241,318	10,576,968
Balchem Corp.	35,078	4,623,982
Cabot Corp.	191,539	13,785,062
Carpenter Technology Corp.	328,152	11,147,323
Century Aluminum Co. *	194,675	1,502,891
Clearwater Paper Corp. *	160,771	6,839,198
Cleveland-Cliffs, Inc. *	334,457	5,776,072
Coeur Mining, Inc. *	430,302	1,187,634
Compass Minerals International, Inc.	156,403	6,332,757
Constellium SE *	334,264	4,452,396
Eagle Materials, Inc.	82,349	9,850,587
Ecovyst, Inc. *	118,970	1,099,283
Element Solutions, Inc.	393,730	7,350,939
GCP Applied Technologies, Inc. *	120,589	3,788,906
Glatfelter Corp.	315,917	1,538,516
Greif, Inc., Class A	123,387	8,273,098
H.B. Fuller Co.	141,641	9,186,835
Hawkins, Inc.	66,971	2,566,329
Hecla Mining Co.	888,930	3,502,384
Ingevity Corp. *	84,066	5,896,389
Innospec, Inc.	80,079	7,484,183
Kaiser Aluminum Corp.	76,281	5,473,925
Koppers Holdings, Inc.	117,149	2,674,512
Livent Corp. *	105,346	3,390,034
Materion Corp.	72,975	6,298,472
Mativ Holdings, Inc.	358,991	8,479,367
Mercer International, Inc.	143,246	2,323,450
Minerals Technologies, Inc.	125,593	7,317,048
Myers Industries, Inc.	132,709	2,563,938
NewMarket Corp.	27,371	7,861,225
Olympic Steel, Inc.	64,132	1,687,954
Orion Engineered Carbons S.A.	314,274	5,298,660
Pactiv Evergreen, Inc.	230,677	2,560,515
Quaker Chemical Corp.	17,132	2,986,450

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rayonier Advanced Materials, Inc. *	547,686	2,475,541
Resolute Forest Products, Inc. *	254,944	5,165,165
Royal Gold, Inc.	60,322	5,543,592
Schnitzer Steel Industries, Inc., Class A	178,661	5,902,959
Sensient Technologies Corp.	104,979	8,363,677
Silgan Holdings, Inc.	285,132	12,987,763
Southern Copper Corp.	146,930	6,915,995
Stepan Co.	84,450	8,802,224
Summit Materials, Inc., Class A *	292,951	8,325,667
SunCoke Energy, Inc.	730,972	4,817,106
The Scotts Miracle-Gro Co.	98,124	6,569,402
TimkenSteel Corp. *	102,152	1,567,012
TriMas Corp.	126,991	3,494,792
Trinseo plc	258,217	6,850,497
Tronox Holdings plc, Class A	310,328	4,540,099
Valvoline, Inc.	242,652	7,053,894
Westlake Corp.	114,538	11,296,883
Worthington Industries, Inc.	183,636	9,363,600
		341,816,225

Media & Entertainment 3.1%
AMC Entertainment Holdings, Inc., Class A *(a)	197,241	1,798,838
AMC Networks, Inc., Class A *	309,439	8,289,871
Audacy, Inc., Class A *	628,720	346,802
Bumble, Inc., Class A *	57,352	1,436,668
Cable One, Inc.	5,589	6,343,515
Cars.com, Inc. *	300,130	3,826,657
Cinemark Holdings, Inc. *	834,316	11,747,169
Clear Channel Outdoor Holdings, Inc. *	2,592,497	4,147,995
Gannett Co., Inc. *	1,052,484	2,441,763
Gray Television, Inc.	367,790	7,024,789
IAC/InterActiveCorp *	36,874	2,369,892
iHeartMedia, Inc., Class A *	645,458	5,712,303
John Wiley & Sons, Inc., Class A	153,443	7,062,981
Liberty Media Corp. - Liberty Formula One, Class A *	15,499	900,957
Liberty Media Corp. - Liberty Formula One, Class C *	126,128	8,031,831
Lions Gate Entertainment Corp., Class A *	227,270	2,238,610
Lions Gate Entertainment Corp., Class B *	448,004	4,179,877
Live Nation Entertainment, Inc. *	69,484	6,278,574
Madison Square Garden Entertainment Corp. *	75,391	4,188,724
Madison Square Garden Sports Corp. *	18,964	3,039,360
Match Group, Inc. *	112,160	6,340,405
Pinterest, Inc., Class A *	81,017	1,866,632
Roku, Inc. *	12,678	862,104
Scholastic Corp.	156,880	7,202,361
Shutterstock, Inc.	15,256	845,335
Sinclair Broadcast Group, Inc., Class A	299,305	6,611,647
Sirius XM Holdings, Inc. (a)	1,971,909	12,008,926
Spotify Technology S.A. *	61,247	6,623,863
The E.W. Scripps Co., Class A *	173,375	2,591,956
The Marcus Corp.	162,921	2,621,399
The New York Times Co., Class A	220,770	6,731,277
TripAdvisor, Inc. *	307,187	7,311,051
WideOpenWest, Inc. *	75,409	1,342,280
World Wrestling Entertainment, Inc., Class A	51,061	3,472,659
Yelp, Inc. *	232,828	7,955,733
Ziff Davis, Inc. *	91,596	7,078,539
		172,873,343

SECURITY	NUMBER OF SHARES	VALUE ($)
Pharmaceuticals, Biotechnology & Life Sciences 2.3%
Alkermes plc *	124,690	2,951,412
Avantor, Inc. *	235,938	5,877,216
Azenta, Inc.	47,448	2,500,984
BioMarin Pharmaceutical, Inc. *	67,129	5,987,907
Bio-Rad Laboratories, Inc., Class A *	15,093	7,320,709
Bio-Techne Corp.	15,293	5,074,370
Bruker Corp.	105,757	5,922,392
Catalent, Inc. *	95,284	8,384,992
Charles River Laboratories International, Inc. *	36,065	7,402,341
Corcept Therapeutics, Inc. *	46,824	1,208,996
Eagle Pharmaceuticals, Inc. *	24,170	792,051
Elanco Animal Health, Inc. *	455,009	6,884,286
Emergent BioSolutions, Inc. *	109,769	2,636,651
Exact Sciences Corp. *	18,243	648,539
Exelixis, Inc. *	320,276	5,681,696
Horizon Therapeutics plc *	67,576	4,001,175
Incyte Corp. *	107,831	7,594,537
Ionis Pharmaceuticals, Inc. *	29,704	1,263,014
Ligand Pharmaceuticals, Inc. *	22,693	2,096,606
Medpace Holdings, Inc. *	20,196	2,981,132
Myriad Genetics, Inc. *	195,467	4,366,733
Prestige Consumer Healthcare, Inc. *	102,836	5,201,445
Royalty Pharma plc, Class A	155,190	6,488,494
Seagen, Inc. *	13,326	2,056,069
Supernus Pharmaceuticals, Inc. *	46,832	1,603,059
Syneos Health, Inc. *	145,956	8,773,415
West Pharmaceutical Services, Inc.	35,097	10,412,929
		126,113,150

Real Estate 8.5%
Acadia Realty Trust	200,097	3,187,545
Agree Realty Corp.	21,896	1,649,207
Alexander & Baldwin, Inc.	326,493	6,115,214
American Assets Trust, Inc.	105,635	2,932,428
American Homes 4 Rent, Class A	244,648	8,699,683
Americold Realty Trust, Inc.	302,766	8,907,376
Apartment Income REIT Corp.	286,510	11,703,933
Apartment Investment & Management Co., Class A *	176,254	1,558,085
Apple Hospitality REIT, Inc.	983,643	15,649,760
Ashford Hospitality Trust, Inc. *	183,962	1,688,771
Brandywine Realty Trust	714,992	5,741,386
Broadstone Net Lease, Inc.	60,747	1,162,698
CareTrust REIT, Inc.	133,847	2,883,064
Centerspace	30,184	2,275,270
Chatham Lodging Trust *	271,172	3,297,452
Corporate Office Properties Trust	310,357	8,019,625
Cousins Properties, Inc.	214,099	5,748,558
CubeSmart	212,000	9,762,600
Cushman & Wakefield plc *	293,906	4,396,834
DiamondRock Hospitality Co. *	911,206	7,954,828
Douglas Emmett, Inc.	352,994	6,890,443
Easterly Government Properties, Inc.	136,391	2,448,218
EastGroup Properties, Inc.	28,956	4,778,609
Empire State Realty Trust, Inc., Class A	696,146	4,852,138
EPR Properties	201,073	8,744,665
Equity Commonwealth *	204,184	5,372,081
Equity LifeStyle Properties, Inc.	163,983	11,495,208
Essential Properties Realty Trust, Inc.	44,874	1,015,947
First Industrial Realty Trust, Inc.	121,298	6,147,383
Four Corners Property Trust, Inc.	50,273	1,351,841
Getty Realty Corp.	38,398	1,155,012
Global Net Lease, Inc.	310,647	4,277,609
Healthcare Realty Trust, Inc., Class A	626,448	15,235,215

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hersha Hospitality Trust *	341,500	3,312,550
Highwoods Properties, Inc.	280,711	8,536,421
Hudson Pacific Properties, Inc.	391,948	5,177,633
Industrial Logistics Properties Trust	161,150	1,207,013
iStar, Inc.	222,071	3,057,918
JBG SMITH Properties	266,128	5,846,832
Kennedy-Wilson Holdings, Inc.	308,612	5,419,227
Kilroy Realty Corp.	190,395	9,285,564
Kite Realty Group Trust	520,650	10,079,784
Life Storage, Inc.	77,558	9,869,255
LTC Properties, Inc.	87,310	3,919,346
LXP Industrial Trust	507,226	5,102,694
Marcus & Millichap, Inc.	64,792	2,421,925
National Health Investors, Inc.	88,056	5,768,549
National Retail Properties, Inc.	243,830	10,947,967
National Storage Affiliates Trust	27,164	1,372,325
Newmark Group, Inc., Class A	269,936	2,766,844
Office Properties Income Trust	284,859	5,004,973
Outfront Media, Inc.	537,508	9,513,892
Paramount Group, Inc.	1,001,652	6,941,448
Pebblebrook Hotel Trust	425,492	7,497,169
Physicians Realty Trust	355,199	5,917,615
Piedmont Office Realty Trust, Inc., Class A	588,065	6,927,406
PotlatchDeltic Corp.	138,324	6,421,000
Rayonier, Inc.	256,719	9,118,659
Retail Opportunity Investments Corp.	253,212	4,241,301
Rexford Industrial Realty, Inc.	53,318	3,316,913
RLJ Lodging Trust	1,113,807	13,432,512
RPT Realty	307,388	2,960,146
Ryman Hospitality Properties, Inc. *	106,628	8,766,954
Sabra Health Care REIT, Inc.	625,098	9,357,717
SITE Centers Corp.	583,510	7,562,290
Spirit Realty Capital, Inc.	187,816	7,672,284
STAG Industrial, Inc.	154,748	4,766,238
STORE Capital Corp.	276,587	7,462,317
Summit Hotel Properties, Inc.	517,914	4,070,804
Sunstone Hotel Investors, Inc. *	1,068,767	11,638,873
Tanger Factory Outlet Centers, Inc.	423,218	6,526,022
Terreno Realty Corp.	40,032	2,441,552
The Howard Hughes Corp. *	49,054	3,121,306
The Necessity Retail REIT, Inc.	366,976	2,737,641
Uniti Group, Inc.	991,192	9,307,293
Urban Edge Properties	319,742	5,029,542
Veris Residential, Inc. *	315,692	4,242,900
Washington Real Estate Investment Trust	231,204	4,533,910
Xenia Hotels & Resorts, Inc. *	557,949	8,849,071
Zillow Group, Inc., Class A *	18,791	627,619
Zillow Group, Inc., Class C *	49,739	1,664,267
		472,862,167

Retailing 4.1%
1-800-Flowers.com, Inc., Class A *	93,764	813,872
Abercrombie & Fitch Co., Class A *	318,206	4,578,984
Academy Sports & Outdoors, Inc.	166,282	7,163,429
America's Car-Mart, Inc. *	23,534	1,897,076
Arko Corp.	157,071	1,496,887
Barnes & Noble Education, Inc. *	496,886	1,272,028
Big 5 Sporting Goods Corp. (a)	142,664	1,746,207
Boot Barn Holdings, Inc. *	31,047	2,068,351
Caleres, Inc.	251,526	6,418,944
Camping World Holdings, Inc., Class A (a)	37,714	1,135,946
Chico's FAS, Inc. *	1,550,436	8,806,477
Citi Trends, Inc. *	61,376	1,239,795
Conn's, Inc. *	175,737	1,688,833
SECURITY	NUMBER OF SHARES	VALUE ($)
Designer Brands, Inc., Class A	606,705	10,350,387
Dillard's, Inc., Class A	37,327	11,057,751
Etsy, Inc. *	41,740	4,408,161
Express, Inc. *	1,007,660	1,531,643
Five Below, Inc. *	38,248	4,891,154
Floor & Decor Holdings, Inc., Class A *	56,546	4,600,583
GameStop Corp., Class A *(a)	422,985	12,114,290
Genesco, Inc. *	120,669	6,827,452
Groupon, Inc. *(a)	272,041	2,695,926
Guess?, Inc. (a)	273,973	4,786,308
Haverty Furniture Cos., Inc.	139,584	3,743,643
Hibbett, Inc.	84,824	4,970,686
MarineMax, Inc. *	96,282	3,498,888
MercadoLibre, Inc. *	4,118	3,522,373
Monro, Inc.	111,668	5,171,345
National Vision Holdings, Inc. *	134,091	4,455,844
Ollie's Bargain Outlet Holdings, Inc. *	126,705	7,008,054
Overstock.com, Inc. *	82,730	2,159,253
Party City Holdco, Inc. *	1,324,174	2,608,623
PetMed Express, Inc.	95,458	1,963,571
Rent-A-Center, Inc.	172,957	4,469,209
RH *	11,633	2,977,001
Sally Beauty Holdings, Inc. *	718,364	10,689,256
Shoe Carnival, Inc.	94,182	2,240,590
Signet Jewelers Ltd.	201,144	13,148,783
Sleep Number Corp. *	106,420	4,408,981
Sonic Automotive, Inc., Class A	210,070	11,173,623
Sportsman's Warehouse Holdings, Inc. *	125,027	995,215
Stitch Fix, Inc., Class A *	210,518	1,056,800
The Aaron's Co., Inc.	145,438	1,730,712
The Buckle, Inc.	125,585	4,053,884
The Children's Place, Inc. *	67,939	2,865,667
TravelCenters of America, Inc. *	165,918	8,972,845
Urban Outfitters, Inc. *	485,784	9,778,832
Victoria's Secret & Co. *	186,226	6,227,397
Wayfair, Inc., Class A *	15,566	820,484
Zumiez, Inc. *	95,018	2,466,667
		230,768,710

Semiconductors & Semiconductor Equipment 2.1%
Ambarella, Inc. *	20,656	1,402,129
Amkor Technology, Inc.	420,628	8,467,242
Axcelis Technologies, Inc. *	19,540	1,308,008
Cirrus Logic, Inc. *	165,010	12,654,617
Diodes, Inc. *	80,519	5,730,537
Entegris, Inc.	94,557	8,971,568
First Solar, Inc. *	171,106	21,824,570
FormFactor, Inc. *	82,589	2,418,206
Ichor Holdings Ltd. *	41,260	1,267,507
Kulicke & Soffa Industries, Inc.	108,590	4,565,124
Lattice Semiconductor Corp. *	18,698	1,007,822
Monolithic Power Systems, Inc.	11,182	5,067,459
Onto Innovation, Inc. *	17,990	1,277,110
Photronics, Inc. *	278,403	4,677,170
Power Integrations, Inc.	50,761	3,630,934
Semtech Corp. *	67,705	3,127,294
Silicon Laboratories, Inc. *	31,908	3,999,030
SMART Global Holdings, Inc. *	51,233	940,126
SolarEdge Technologies, Inc. *	15,754	4,347,631
Synaptics, Inc. *	46,941	5,426,849
Ultra Clean Holdings, Inc. *	82,908	2,426,717
Universal Display Corp.	21,827	2,438,731
Wolfspeed, Inc. *	83,305	9,452,618
		116,428,999

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 4.7%
ACI Worldwide, Inc. *	216,438	5,129,581
Alarm.com Holdings, Inc. *	17,283	1,151,048
Aspen Technology, Inc. *	31,471	6,627,793
Avaya Holdings Corp. *(a)	319,050	507,289
Bentley Systems, Inc., Class B	59,480	2,187,080
Black Knight, Inc. *	151,074	9,995,056
Blackbaud, Inc. *	51,334	2,684,768
Block, Inc. *	50,618	3,488,086
Cerence, Inc. *	75,761	1,515,978
Ceridian HCM Holding, Inc. *	19,142	1,141,629
CommVault Systems, Inc. *	63,811	3,464,299
Concentrix Corp.	59,627	7,499,884
Conduent, Inc. *	1,593,390	6,516,965
Consensus Cloud Solutions, Inc. *	41,952	2,112,283
CSG Systems International, Inc.	96,141	5,561,757
Dolby Laboratories, Inc., Class A	106,138	7,773,547
Dropbox, Inc., Class A *	241,602	5,167,867
Ebix, Inc.	117,487	3,057,012
Envestnet, Inc. *	44,326	2,321,353
EPAM Systems, Inc. *	23,399	9,979,673
Euronet Worldwide, Inc. *	96,969	8,597,272
EVERTEC, Inc.	89,253	2,998,901
ExlService Holdings, Inc. *	41,802	7,010,613
Fair Isaac Corp. *	21,975	9,875,565
Fortinet, Inc. *	179,672	8,748,230
Gartner, Inc. *	46,054	13,140,127
Globant S.A. *	12,357	2,604,485
GoDaddy, Inc., Class A *	109,565	8,307,218
Guidewire Software, Inc. *	30,059	2,155,531
InterDigital, Inc.	111,202	5,577,892
LiveRamp Holdings, Inc. *	211,625	4,200,756
Manhattan Associates, Inc. *	51,612	7,290,711
MicroStrategy, Inc., Class A *(a)	6,669	1,544,274
Pagseguro Digital Ltd., Class A *	200,502	3,115,801
Paycom Software, Inc. *	12,522	4,397,726
Paysafe Ltd *	1,168,685	1,928,330
Pegasystems, Inc.	32,801	1,200,845
Perficient, Inc. *	29,171	2,278,255
Progress Software Corp.	97,532	4,694,215
PTC, Inc. *	45,430	5,219,453
Qualys, Inc. *	11,194	1,700,369
RingCentral, Inc., Class A *	46,544	2,003,254
Sabre Corp. *	1,959,115	14,086,037
ServiceNow, Inc. *	10,696	4,648,696
Splunk, Inc. *	47,346	4,262,560
StoneCo Ltd., Class A *	186,836	1,771,205
Teradata Corp. *	304,059	10,003,541
The Trade Desk, Inc., Class A *	19,569	1,226,976
TTEC Holdings, Inc.	18,909	989,886
Twilio, Inc., Class A *	16,411	1,141,877
Tyler Technologies, Inc. *	16,090	5,977,596
Unisys Corp. *	230,457	2,145,555
Verint Systems, Inc. *	68,040	3,299,260
Verra Mobility Corp. *	67,193	1,071,056
WEX, Inc. *	53,244	8,212,887
Workday, Inc., Class A *	19,615	3,227,844
Xperi Holding Corp.	247,482	3,937,439
Zoom Video Communications, Inc., Class A *	18,498	1,487,239
		263,962,425

Technology Hardware & Equipment 4.7%
3D Systems Corp. *	133,995	1,357,369
ADTRAN Holdings, Inc.	241,544	5,613,483
Advanced Energy Industries, Inc.	61,896	5,557,642
SECURITY	NUMBER OF SHARES	VALUE ($)
Arista Networks, Inc. *	107,893	12,934,213
Badger Meter, Inc.	35,601	3,371,059
Belden, Inc.	164,119	10,746,512
Benchmark Electronics, Inc.	474,359	13,021,155
Cognex Corp.	135,077	5,688,092
CommScope Holding Co., Inc. *	1,300,866	14,699,786
Comtech Telecommunications Corp.	156,543	1,767,370
CTS Corp.	80,962	3,426,312
ePlus, Inc. *	120,167	5,662,269
Fabrinet *	73,747	7,584,141
II-VI, Inc. *	129,926	6,136,405
IPG Photonics Corp. *	70,638	6,399,096
Itron, Inc. *	101,039	4,807,436
Kimball Electronics, Inc. *	114,125	2,458,253
Knowles Corp. *	254,328	3,853,069
Littelfuse, Inc.	35,202	8,350,618
Lumentum Holdings, Inc. *	66,533	5,558,832
Methode Electronics, Inc.	126,324	5,111,069
National Instruments Corp.	303,282	12,058,492
NETGEAR, Inc. *	184,268	4,346,882
NetScout Systems, Inc. *	328,226	10,417,893
Novanta, Inc. *	20,187	2,698,800
OSI Systems, Inc. *	59,258	4,937,377
PC Connection, Inc.	108,136	5,372,196
Plexus Corp. *	135,649	12,714,381
Pure Storage, Inc., Class A *	44,150	1,279,026
Rogers Corp. *	22,797	5,711,104
ScanSource, Inc. *	336,620	9,751,881
Stratasys Ltd. *	133,702	2,307,697
Super Micro Computer, Inc. *	222,603	14,487,003
TD SYNNEX Corp.	130,945	12,607,385
TTM Technologies, Inc. *	756,275	11,896,206
ViaSat, Inc. *	180,174	6,843,009
Viavi Solutions, Inc. *	277,350	3,905,088
Vontier Corp.	269,138	5,899,505
		261,338,106

Telecommunication Services 0.5%
ATN International, Inc.	68,248	3,197,419
Cogent Communications Holdings, Inc.	66,360	3,533,670
Consolidated Communications Holdings, Inc. *	879,546	5,048,594
EchoStar Corp., Class A *	242,411	4,462,787
Frontier Communications Parent, Inc. *	90,211	2,323,835
Iridium Communications, Inc. *	109,880	4,877,573
Shenandoah Telecommunications Co.	148,862	3,318,134
United States Cellular Corp. *	126,334	3,611,889
		30,373,901

Transportation 2.5%
Air Transport Services Group, Inc. *	194,095	5,848,082
Alaska Air Group, Inc. *	173,489	7,557,181
Allegiant Travel Co. *	15,194	1,466,221
AMERCO	20,096	10,563,864
ArcBest Corp.	134,591	10,838,613
Atlas Air Worldwide Holdings, Inc. *	128,816	12,871,295
Atlas Corp.	253,082	3,631,727
Copa Holdings S.A., Class A *	36,750	2,616,600
Costamare, Inc.	178,891	2,017,891
Covenant Logistics Group, Inc.	56,525	1,589,483
Danaos Corp.	11,961	828,299
Daseke, Inc. *	455,007	2,757,343
Forward Air Corp.	80,184	7,781,055
Golden Ocean Group Ltd. (a)	87,538	839,490
Hawaiian Holdings, Inc. *	152,322	2,283,307
Heartland Express, Inc.	239,149	3,623,107

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hub Group, Inc., Class A *	178,913	14,279,047
JetBlue Airways Corp. *	680,575	5,301,679
Kirby Corp. *	225,688	15,134,637
Lyft, Inc., Class A *	79,322	1,168,413
Marten Transport Ltd.	262,835	5,206,761
Matson, Inc.	11,505	847,458
Saia, Inc. *	33,842	6,999,541
Schneider National, Inc., Class B	331,295	7,573,404
SkyWest, Inc. *	118,044	2,513,157
Spirit Airlines, Inc. *	142,455	3,230,879
Yellow Corp. *	481,574	3,024,285
		142,392,819

Utilities 3.8%
ALLETE, Inc.	190,289	11,261,303
American States Water Co.	50,949	4,227,239
Atlantica Sustainable Infrastructure plc	183,298	6,125,819
Avangrid, Inc.	182,162	8,998,803
Avista Corp.	276,886	11,249,878
California Water Service Group	82,200	4,811,166
Chesapeake Utilities Corp.	27,184	3,433,339
Clearway Energy, Inc., Class A	54,359	1,874,298
Clearway Energy, Inc., Class C	128,814	4,779,000
Essential Utilities, Inc.	259,806	12,769,465
Hawaiian Electric Industries, Inc.	343,078	13,421,211
IDACORP, Inc.	119,833	13,090,557
MGE Energy, Inc.	66,256	5,103,037
National Fuel Gas Co.	211,421	15,067,975
New Jersey Resources Corp.	280,351	12,374,693
Northwest Natural Holding Co.	106,070	5,049,993
NorthWestern Corp.	193,092	10,230,014
ONE Gas, Inc.	162,190	12,694,611
Ormat Technologies, Inc.	74,680	6,981,087
Otter Tail Corp.	97,544	7,368,474
PNM Resources, Inc.	239,626	11,365,461
SJW Group	48,543	3,121,315
South Jersey Industries, Inc.	301,100	10,192,235
Spire, Inc.	183,224	12,805,525
Unitil Corp.	59,701	3,109,825
		211,506,323
Total Common Stocks (Cost $5,526,733,298)		5,564,841,388
SECURITY	NUMBEROF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (b)	3,788,306	3,788,306
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (b)(c)	65,039,691	65,039,691
		68,827,997
Total Short-Term Investments (Cost $68,827,997)		68,827,997
Total Investments in Securities (Cost $5,595,561,295)		5,633,669,385

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/16/22	97	8,946,310	(632,590)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $62,498,257.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$5,564,841,388	$—	$—	$5,564,841,388
Short-Term Investments[1]	68,827,997	—	—	68,827,997
Liabilities
Futures Contracts[2]	(632,590)	—	—	(632,590)
Total	$5,633,036,795	$—	$—	$5,633,036,795

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $5,595,561,295) including securities on loan of $62,498,257		$5,633,669,385
Cash		55,951
Deposit with broker for futures contracts		902,000
Receivables:
Dividends		6,172,382
Income from securities on loan	+	353,190
Total assets		5,641,152,908
Liabilities
Collateral held for securities on loan		65,039,691
Payables:
Management fees		1,241,387
Variation margin on futures contracts	+	56,735
Total liabilities		66,337,813
Net assets		$5,574,815,095
Net Assets by Source
Capital received from investors		$5,810,129,991
Total distributable loss	+	(235,314,896)
Net assets		$5,574,815,095

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$5,574,815,095		116,600,000		$47.81

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $17,500)		$51,260,784
Securities on loan, net	+	1,293,721
Total investment income		52,554,505
Expenses
Management fees		6,723,528
Proxy fees[1]	+	184,676
Total expenses	–	6,908,204
Net investment income		45,646,301
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(71,259,314)
Net realized gains on sales of in-kind redemptions - unaffiliated		254,620,877
Net realized gains on futures contracts	+	704,213
Net realized gains		184,065,776
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(749,454,712)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(681,372)
Net change in unrealized appreciation (depreciation)	+	(750,136,084)
Net realized and unrealized losses		(566,070,308)
Decrease in net assets resulting from operations		($520,424,007)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$45,646,301	$56,282,816
Net realized gains		184,065,776	446,198,524
Net change in unrealized appreciation (depreciation)	+	(750,136,084)	(107,638,582)
Increase (decrease) in net assets resulting from operations		($520,424,007)	$394,842,758
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($22,767,260)	($56,395,300)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		39,300,000	$1,972,613,134	23,050,000	$1,234,091,769
Shares redeemed	+	(14,050,000)	(697,718,773)	(15,500,000)	(815,045,637)
Net transactions in fund shares		25,250,000	$1,274,894,361	7,550,000	$419,046,132
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		91,350,000	$4,843,112,001	83,800,000	$4,085,618,411
Total increase	+	25,250,000	731,703,094	7,550,000	757,493,590
End of period		116,600,000	$5,574,815,095	91,350,000	$4,843,112,001

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental International Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$32.25	$30.94	$25.24	$27.54	$30.28	$26.00
Income (loss) from investment operations:
Net investment income (loss)[1]	0.70	1.04	0.70	0.91	0.94	0.80
Net realized and unrealized gains (losses)	(4.64)	1.42	5.64	(2.29)	(2.81)	4.19
Total from investment operations	(3.94)	2.46	6.34	(1.38)	(1.87)	4.99
Less distributions:
Distributions from net investment income	(0.28)	(1.15)	(0.64)	(0.92)	(0.87)	(0.71)
Net asset value at end of period	$28.03	$32.25	$30.94	$25.24	$27.54	$30.28
Total return	(12.22%) [2]	7.95%	25.47%	(5.32%)	(6.00%)	19.19%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3,4]	0.25%	0.25%	0.25%	0.25%	0.25%
Net investment income (loss)	4.65% [3]	3.16%	2.74%	3.27%	3.29%	2.76%
Portfolio turnover rate[5]	7% [2]	15%	15%	20%	14%	10%
Net assets, end of period (x 1,000,000)	$7,458	$7,382	$5,721	$4,417	$4,084	$3,631

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.5% OF NET ASSETS

Australia 5.9%
AGL Energy Ltd.	1,590,075	8,371,782
Amcor plc	506,913	6,192,702
AMP Ltd. *	5,115,381	4,085,479
Ampol Ltd.	301,773	7,153,926
APA Group	427,386	3,249,308
Aristocrat Leisure Ltd.	90,524	2,215,496
Aurizon Holdings Ltd.	1,512,429	3,867,434
Australia & New Zealand Banking Group Ltd.	1,498,954	23,460,286
BHP Group Ltd.	2,281,031	63,488,680
BlueScope Steel Ltd.	409,058	4,688,784
Brambles Ltd.	712,122	6,043,856
Coles Group Ltd.	717,746	8,640,410
Commonwealth Bank of Australia	562,282	37,571,992
Computershare Ltd.	145,749	2,467,980
CSL Ltd.	48,248	9,709,250
Downer EDI Ltd.	677,952	2,347,088
Fortescue Metals Group Ltd.	577,780	7,296,107
Goodman Group	151,887	2,048,161
Incitec Pivot Ltd.	1,059,838	2,848,162
Insurance Australia Group Ltd.	1,437,170	4,581,421
James Hardie Industries plc	61,360	1,409,610
JB Hi-Fi Ltd.	56,504	1,576,181
Lendlease Corp., Ltd.	664,522	4,678,632
Macquarie Group Ltd.	77,859	9,461,471
Medibank Pvt Ltd.	1,491,087	3,792,416
Metcash Ltd.	962,628	2,718,910
Mirvac Group	1,478,125	2,127,990
National Australia Bank Ltd.	1,327,047	27,829,465
Newcrest Mining Ltd.	271,104	3,295,215
Orica Ltd.	222,059	2,355,037
Origin Energy Ltd.	1,414,650	6,119,521
Orora Ltd.	681,438	1,550,970
Qantas Airways Ltd. *	629,545	2,296,030
QBE Insurance Group Ltd.	555,621	4,597,535
Ramsay Health Care Ltd.	54,185	2,663,777
Rio Tinto Ltd.	225,408	14,602,937
Santos Ltd.	792,299	4,285,536
Scentre Group	2,129,726	4,292,498
Sims Ltd.	188,371	1,987,430
Sonic Healthcare Ltd.	136,456	3,180,612
South32 Ltd.	2,425,997	6,902,039
Stockland	1,098,136	2,725,234
Suncorp Group Ltd.	926,162	6,920,740
Tabcorp Holdings Ltd.	678,187	446,334
Telstra Corp., Ltd.	3,337,560	9,083,614
The Lottery Corp. Ltd. *	633,772	1,920,412
Transurban Group	480,243	4,596,058
Treasury Wine Estates Ltd.	237,142	2,144,334
Vicinity Centres	1,461,098	1,938,204
Viva Energy Group Ltd.	1,367,507	2,793,733
Wesfarmers Ltd.	494,972	15,951,810
Westpac Banking Corp.	1,992,565	29,519,320
SECURITY	NUMBER OF SHARES	VALUE ($)
Woodside Energy Group Ltd.	915,063	21,485,756
Woolworths Group Ltd.	614,060	15,192,763
Worley Ltd.	214,958	2,141,205
		438,911,633

Austria 0.2%
BAWAG Group AG *	34,296	1,555,334
Erste Group Bank AG	159,425	3,603,763
OMV AG	115,590	4,681,804
Raiffeisen Bank International AG *	118,477	1,505,860
Voestalpine AG	142,456	2,882,121
Wienerberger AG	68,163	1,599,754
		15,828,636

Belgium 0.7%
Ageas S.A./N.V.	119,757	4,875,871
Anheuser-Busch InBev S.A./N.V.	453,803	22,060,860
Etablissements Franz Colruyt N.V.	56,076	1,560,798
Groupe Bruxelles Lambert S.A.	62,743	4,763,386
KBC Group N.V.	105,500	5,026,330
Proximus SADP	161,220	2,055,615
Solvay S.A.	51,416	4,169,196
UCB S.A.	38,466	2,711,431
Umicore S.A.	104,750	3,344,269
		50,567,756

Canada 8.0%
Agnico Eagle Mines Ltd.	92,982	3,845,377
Algonquin Power & Utilities Corp.	149,493	2,059,296
Alimentation Couche-Tard, Inc.	413,568	17,823,593
AltaGas Ltd.	102,928	2,225,810
Atco Ltd., Class I	67,408	2,393,458
Bank of Montreal	181,722	16,824,826
Barrick Gold Corp.	561,961	8,367,623
Bausch Health Cos., Inc. *	201,431	1,212,031
BCE, Inc.	151,363	7,325,433
Brookfield Asset Management, Inc., Class A	404,920	19,534,855
Canadian Imperial Bank of Commerce	290,732	13,788,458
Canadian National Railway Co.	161,232	19,229,403
Canadian Natural Resources Ltd.	427,725	23,515,730
Canadian Pacific Railway Ltd.	165,046	12,391,053
Canadian Tire Corp., Ltd., Class A	38,177	4,503,055
Canadian Utilities Ltd., Class A	67,526	2,071,774
CCL Industries, Inc., Class B	46,374	2,281,165
Cenovus Energy, Inc.	397,441	7,477,815
CGI, Inc. *	88,698	7,043,824
CI Financial Corp.	171,832	1,889,417
Constellation Software, Inc.	1,174	1,772,313
Crescent Point Energy Corp.	655,322	4,993,978
Dollarama, Inc.	55,419	3,384,554
Emera, Inc.	97,706	4,533,899
Empire Co., Ltd., Class A	120,691	3,447,656
Enbridge, Inc.	721,407	29,834,608

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Fairfax Financial Holdings Ltd.	12,147	6,072,943
Finning International, Inc.	94,648	2,045,310
First Quantum Minerals Ltd.	114,896	2,038,930
Fortis, Inc.	173,086	7,657,760
Franco-Nevada Corp.	11,519	1,388,859
George Weston Ltd.	57,604	6,604,490
Gildan Activewear, Inc.	85,837	2,545,746
Great-West Lifeco, Inc.	108,641	2,559,236
Hydro One Ltd.	119,347	3,240,668
iA Financial Corp., Inc.	38,876	2,094,305
Imperial Oil Ltd.	145,072	7,140,609
Intact Financial Corp.	25,799	3,747,908
Keyera Corp.	108,333	2,676,891
Kinross Gold Corp.	692,865	2,280,275
Linamar Corp.	48,434	2,296,325
Loblaw Cos., Ltd.	97,307	8,624,331
Lundin Mining Corp.	236,209	1,231,909
Magna International, Inc.	294,982	17,089,405
Manulife Financial Corp.	798,976	13,861,282
Methanex Corp.	50,760	1,839,934
Metro, Inc.	121,663	6,417,593
National Bank of Canada	84,568	5,610,960
Nutrien Ltd.	245,954	22,644,070
Onex Corp.	111,534	5,531,562
Open Text Corp.	62,360	1,969,940
Parkland Corp.	103,188	2,540,303
Pembina Pipeline Corp.	181,671	6,433,950
Power Corp. of Canada	230,182	5,935,588
Quebecor, Inc., Class B	94,289	2,042,592
Restaurant Brands International, Inc.	63,359	3,750,934
RioCan Real Estate Investment Trust	122,238	1,878,933
Rogers Communications, Inc., Class B	177,371	7,659,079
Royal Bank of Canada	396,650	36,990,581
Saputo, Inc.	150,675	3,837,058
Shaw Communications, Inc., Class B	174,072	4,476,745
SNC-Lavalin Group, Inc.	114,936	2,230,088
Sun Life Financial, Inc.	191,690	8,469,138
Suncor Energy, Inc.	1,171,345	38,004,314
TC Energy Corp.	322,199	15,571,147
Teck Resources Ltd., Class B	266,360	9,046,803
TELUS Corp.	179,382	4,051,710
TFI International, Inc.	21,796	2,180,765
The Bank of Nova Scotia	476,387	26,416,634
The Toronto-Dominion Bank	500,603	32,296,844
Thomson Reuters Corp.	41,902	4,627,266
Tourmaline Oil Corp.	50,953	3,021,152
Waste Connections, Inc.	34,996	4,886,506
West Fraser Timber Co., Ltd.	34,413	3,087,605
Wheaton Precious Metals Corp.	40,727	1,246,751
WSP Global, Inc.	24,793	2,963,006
		596,627,737

Denmark 0.9%
AP Moller - Maersk A/S, Class A	1,833	4,302,270
AP Moller - Maersk A/S, Class B	2,355	5,653,235
Carlsberg A/S, Class B	32,831	4,287,033
Coloplast A/S, Class B	17,721	2,032,226
Danske Bank A/S	490,121	6,572,232
DSV A/S	28,321	4,198,583
ISS A/S *	176,820	3,113,828
Novo Nordisk A/S, Class B	201,314	21,570,426
Novozymes A/S, Class B	40,276	2,317,573
Orsted A/S	38,876	3,820,689
Pandora A/S	34,123	2,062,706
Vestas Wind Systems A/S	268,559	6,768,894
		66,699,695

SECURITY	NUMBER OF SHARES	VALUE ($)
Finland 1.0%
Elisa Oyj	43,729	2,341,932
Fortum Oyj	197,744	2,037,130
Huhtamaki Oyj	45,966	1,614,041
Kesko Oyj, B Shares	109,842	2,317,274
Kone Oyj, B Shares	108,215	4,343,917
Neste Oyj	142,869	7,075,347
Nokia Oyj	2,319,358	11,689,135
Nokian Renkaat Oyj	101,241	1,055,695
Nordea Bank Abp	1,506,618	14,040,827
Outokumpu Oyj	386,946	1,561,432
Sampo Oyj, A Shares	168,252	7,630,277
Stora Enso Oyj, R Shares	321,015	4,801,598
UPM-Kymmene Oyj	318,546	10,855,435
Wartsila Oyj Abp	275,743	2,283,068
		73,647,108

France 7.9%
Air France-KLM *	1,336,081	1,966,206
Air Liquide S.A.	141,238	17,781,132
Airbus SE	95,586	9,408,841
ALD S.A.	72,225	788,716
Alstom S.A.	146,752	3,033,966
Arkema S.A.	42,894	3,639,482
Atos SE *	124,286	1,264,130
AXA S.A.	992,089	23,468,416
BNP Paribas S.A.	710,031	33,188,961
Bollore SE	456,855	2,194,048
Bouygues S.A.	257,241	7,578,990
Bureau Veritas S.A.	73,141	1,821,757
Capgemini SE	39,567	6,883,079
Carrefour S.A.	812,208	13,590,145
Casino Guichard Perrachon S.A. *(a)	165,548	2,150,750
Cie de Saint-Gobain	330,275	13,400,554
Cie Generale des Etablissements Michelin SCA	492,947	12,047,567
Credit Agricole S.A.	671,738	6,207,532
Danone S.A.	289,241	15,272,333
Dassault Systemes SE	43,575	1,690,234
Edenred	38,941	1,977,434
Eiffage S.A.	62,489	5,520,753
Electricite de France S.A.	801,238	9,615,845
Elis S.A.	144,815	1,859,550
Engie S.A.	1,464,784	17,480,532
EssilorLuxottica S.A.	47,234	7,088,798
Euroapi S.A. *	17,967	281,028
Eutelsat Communications S.A. *	207,298	1,879,163
Faurecia SE *	164,625	2,381,273
Hermes International	2,183	2,815,235
Kering S.A.	13,602	6,879,775
Klepierre S.A. *	95,620	1,971,088
Legrand S.A.	61,385	4,461,531
L'Oreal S.A.	38,245	13,200,449
LVMH Moet Hennessy Louis Vuitton SE	34,113	22,210,749
Orange S.A.	2,534,204	25,732,409
Pernod-Ricard S.A.	42,281	7,803,746
Publicis Groupe S.A.	104,674	5,131,176
Renault S.A. *	516,269	14,852,427
Rexel S.A. *	298,580	4,863,840
Rubis S.C.A.	87,911	2,083,561
Safran S.A.	98,876	10,131,379
Sanofi	430,835	35,602,511
Schneider Electric SE	149,238	17,824,865
SCOR SE	127,093	2,109,950
SEB S.A.	13,456	1,001,270

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SES S.A.	435,395	3,062,928
Societe Generale S.A.	864,469	19,193,404
Sodexo S.A.	58,338	4,484,104
STMicroelectronics N.V.	124,331	4,343,854
Teleperformance	8,788	2,512,294
Thales S.A.	36,628	4,425,277
TotalEnergies SE	2,150,841	109,631,185
Valeo S.A.	338,390	6,512,728
Veolia Environnement S.A.	313,801	7,030,286
Vinci S.A.	230,621	21,392,854
Vivendi SE	199,371	1,815,123
Wendel SE	23,374	1,845,042
		590,386,255

Germany 6.3%
adidas AG	58,370	8,703,136
Allianz SE	216,536	36,706,220
Aurubis AG	52,016	3,160,248
BASF SE	806,807	34,130,738
Bayer AG	607,550	32,134,480
Bayerische Motoren Werke AG	355,249	26,244,990
Beiersdorf AG	25,758	2,605,635
Brenntag SE	77,210	5,079,110
Commerzbank AG *	931,679	6,211,312
Continental AG	133,694	7,727,378
Covestro AG	194,257	5,883,492
Daimler Truck Holding AG *	263,876	6,772,814
Deutsche Bank AG	775,054	6,486,574
Deutsche Boerse AG	28,088	4,757,681
Deutsche Lufthansa AG *(a)	964,949	5,758,755
Deutsche Post AG	475,653	17,407,463
Deutsche Telekom AG	2,593,638	48,999,700
E.ON SE	1,055,808	9,034,789
Evonik Industries AG	143,158	2,676,796
Freenet AG	91,240	1,990,896
Fresenius Medical Care AG & Co. KGaA	144,738	4,976,055
Fresenius SE & Co. KGaA	395,668	9,811,322
GEA Group AG	67,990	2,371,662
Hannover Rueck SE	23,721	3,503,953
HeidelbergCement AG	145,205	6,585,089
Henkel AG & Co. KGaA	61,047	3,824,335
Infineon Technologies AG	230,202	5,624,953
K+S AG	146,385	3,341,381
KION Group AG	36,562	1,464,346
Knorr-Bremse AG	24,349	1,183,808
LANXESS AG	74,066	2,506,152
Mercedes-Benz Group AG	634,138	35,785,324
Merck KGaA	22,106	3,809,996
METRO AG *	270,480	2,159,530
MTU Aero Engines AG	13,728	2,428,846
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	62,503	14,970,839
ProSiebenSat.1 Media SE	162,935	1,261,890
Rheinmetall AG	27,593	4,394,987
RWE AG	256,995	9,840,680
Salzgitter AG	59,991	1,480,349
SAP SE	249,460	21,306,724
Siemens AG	279,723	28,431,313
Siemens Energy AG	265,040	3,911,047
Siemens Healthineers AG	48,139	2,358,832
Symrise AG	21,007	2,204,246
Telefonica Deutschland Holding AG	720,273	1,872,239
ThyssenKrupp AG *	467,186	2,616,667
Uniper SE (a)	137,669	745,462
United Internet AG	79,039	1,792,221
SECURITY	NUMBER OF SHARES	VALUE ($)
Volkswagen AG	32,782	6,071,955
Vonovia SE	138,553	3,761,692
Zalando SE *	27,846	647,092
		469,517,194

Hong Kong 1.9%
AAC Technologies Holdings, Inc. (a)	586,044	1,091,620
AIA Group Ltd.	2,154,941	20,852,452
BOC Hong Kong Holdings Ltd.	1,664,676	5,747,685
CK Asset Holdings Ltd.	1,226,471	8,297,472
CK Hutchison Holdings Ltd.	2,953,500	19,097,081
CLP Holdings Ltd.	834,509	7,198,030
Galaxy Entertainment Group Ltd.	626,706	3,521,246
Hang Seng Bank Ltd.	260,903	4,088,633
Henderson Land Development Co., Ltd.	483,595	1,620,435
Hong Kong & China Gas Co., Ltd.	2,599,856	2,567,113
Hong Kong Exchanges & Clearing Ltd.	64,629	2,616,829
Hongkong Land Holdings Ltd.	516,266	2,498,728
Jardine Matheson Holdings Ltd.	116,753	6,199,584
Lenovo Group Ltd.	5,116,398	4,237,129
Link REIT	365,937	2,837,010
MTR Corp., Ltd.	561,819	2,881,086
New World Development Co., Ltd.	1,353,538	4,423,355
Noble Group Ltd. *(a)(b)	54,070,092	581,357
PCCW Ltd.	4,223,491	2,114,745
Sands China Ltd. *	1,337,759	3,016,790
Sun Hung Kai Properties Ltd.	813,780	9,569,796
Swire Pacific Ltd., A Shares	976,065	6,758,842
Techtronic Industries Co., Ltd.	172,782	2,051,674
The Wharf Holdings Ltd.	872,816	3,291,610
Tingyi Cayman Islands Holding Corp.	912,379	1,622,761
Want Want China Holdings Ltd.	2,242,012	1,582,493
WH Group Ltd.	11,624,915	7,938,685
Wharf Real Estate Investment Co., Ltd.	597,516	2,725,377
Yue Yuen Industrial Holdings Ltd.	1,583,079	2,363,873
		143,393,491

Ireland 0.1%
Bank of Ireland Group plc	401,444	2,487,426
Kerry Group plc, Class A	35,124	3,632,551
Kingspan Group plc	24,689	1,406,146
		7,526,123

Israel 0.3%
Bank Hapoalim B.M.	338,283	3,528,813
Bank Leumi Le-Israel B.M.	434,223	4,615,769
ICL Group Ltd.	266,824	2,566,811
Israel Discount Bank Ltd., A Shares	301,730	1,854,944
Teva Pharmaceutical Industries Ltd. *	622,736	5,604,989
		18,171,326

Italy 2.5%
A2A S.p.A.	1,185,861	1,334,939
Assicurazioni Generali S.p.A.	738,850	10,876,793
Atlantia S.p.A.	308,019	7,071,099
Banco BPM S.p.A.	856,358	2,138,137
CNH Industrial N.V.	440,926	5,400,283
Enel S.p.A.	5,471,366	25,833,373
Eni S.p.A.	2,937,124	34,874,030
EXOR N.V.	219,710	13,313,200
Ferrari N.V.	12,306	2,390,714
Hera S.p.A.	459,283	1,154,580
Intesa Sanpaolo S.p.A.	10,041,542	17,397,594

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Leonardo S.p.A.	462,653	3,798,991
Mediobanca Banca di Credito Finanziario S.p.A.	260,106	2,068,333
Pirelli & C S.p.A.	321,218	1,220,942
Poste Italiane S.p.A.	203,042	1,631,717
Prysmian S.p.A.	97,614	3,004,547
Snam S.p.A.	711,604	3,388,860
Stellantis N.V.	1,702,537	22,861,854
Telecom Italia S.p.A. *	26,934,933	5,579,389
Tenaris S.A.	238,496	3,297,519
Terna - Rete Elettrica Nazionale	398,171	2,842,703
UniCredit S.p.A.	1,545,515	15,226,994
Unipol Gruppo S.p.A.	443,101	1,864,223
		188,570,814

Japan 26.9%
Advantest Corp.	27,715	1,599,423
Aeon Co., Ltd.	529,692	10,402,788
AGC, Inc.	174,524	5,980,083
Air Water, Inc.	178,830	2,257,547
Aisin Corp.	283,389	8,494,004
Ajinomoto Co., Inc.	186,595	5,197,066
Alfresa Holdings Corp.	379,461	4,568,587
Alps Alpine Co., Ltd.	407,456	3,682,903
Amada Co., Ltd.	289,554	2,291,367
ANA Holdings, Inc. *	139,145	2,697,581
Asahi Group Holdings Ltd.	222,731	7,508,184
Asahi Kasei Corp.	1,249,825	9,223,235
Astellas Pharma, Inc.	755,814	10,819,931
Bandai Namco Holdings, Inc.	70,030	5,296,769
Bic Camera, Inc.	218,422	1,796,221
Bridgestone Corp.	523,305	20,207,406
Brother Industries Ltd.	235,188	4,540,040
Canon, Inc.	884,449	21,277,817
Casio Computer Co., Ltd.	158,084	1,507,571
Central Japan Railway Co.	123,766	14,682,286
Chubu Electric Power Co., Inc.	1,226,405	12,509,552
Chugai Pharmaceutical Co., Ltd.	88,336	2,299,763
Coca-Cola Bottlers Japan Holdings, Inc.	229,437	2,365,125
COMSYS Holdings Corp.	103,388	1,934,633
Concordia Financial Group Ltd.	578,553	1,844,692
Cosmo Energy Holdings Co., Ltd.	172,054	5,144,554
Dai Nippon Printing Co., Ltd.	274,758	5,821,203
Daicel Corp.	389,217	2,465,158
Daido Steel Co., Ltd.	58,165	1,644,774
Daifuku Co., Ltd.	25,371	1,498,925
Dai-ichi Life Holdings, Inc.	578,920	10,052,014
Daiichi Sankyo Co., Ltd.	342,861	10,380,434
Daikin Industries Ltd.	73,190	12,927,373
Daito Trust Construction Co., Ltd.	61,780	6,123,406
Daiwa House Industry Co., Ltd.	653,859	14,791,717
Daiwa Securities Group, Inc.	728,056	3,196,356
Daiwabo Holdings Co., Ltd.	126,694	1,800,449
Denka Co., Ltd.	84,978	2,050,506
Denso Corp.	282,642	15,599,596
Dentsu Group, Inc.	102,851	3,349,845
DIC Corp.	134,302	2,426,882
Dowa Holdings Co., Ltd.	45,592	1,733,236
East Japan Railway Co.	326,058	17,026,755
Ebara Corp.	51,624	1,981,170
EDION Corp.	241,889	2,092,154
Eisai Co., Ltd.	95,832	3,938,358
Electric Power Development Co., Ltd.	302,585	4,679,836
ENEOS Holdings, Inc.	6,621,368	25,009,546
Exeo Group, Inc.	101,310	1,565,418
FANUC Corp.	50,647	8,233,220
SECURITY	NUMBER OF SHARES	VALUE ($)
Fast Retailing Co., Ltd.	10,132	5,989,666
Fuji Electric Co., Ltd.	72,978	3,195,502
FUJIFILM Holdings Corp.	178,361	9,149,324
Fujikura Ltd.	392,146	2,811,853
Fujitsu Ltd.	107,258	12,816,799
Furukawa Electric Co., Ltd.	134,531	2,376,674
GS Yuasa Corp.	96,471	1,769,708
H2O Retailing Corp.	306,975	2,174,568
Hakuhodo DY Holdings, Inc.	212,534	1,917,980
Hankyu Hanshin Holdings, Inc.	145,194	4,383,314
Hanwa Co., Ltd.	107,552	2,680,557
Haseko Corp.	334,609	3,862,034
Hino Motors Ltd. *	471,836	2,171,552
Hitachi Construction Machinery Co., Ltd.	87,509	1,817,410
Hitachi Ltd.	650,281	32,817,788
Hitachi Metals Ltd. *	129,694	1,958,157
Hokkaido Electric Power Co., Inc.	519,504	1,914,998
Hokuriku Electric Power Co.	400,505	1,473,454
Honda Motor Co., Ltd.	2,462,395	66,149,388
Hoya Corp.	48,627	4,998,628
Idemitsu Kosan Co., Ltd.	389,624	10,258,810
IHI Corp.	142,543	3,840,563
Iida Group Holdings Co., Ltd.	181,777	2,783,860
Inpex Corp.	943,404	10,915,924
Isetan Mitsukoshi Holdings Ltd.	564,557	4,487,948
Isuzu Motors Ltd.	540,808	6,753,029
ITOCHU Corp.	797,933	22,120,516
Itoham Yonekyu Holdings, Inc.	313,062	1,522,119
Iwatani Corp.	45,553	1,873,054
J. Front Retailing Co., Ltd.	284,739	2,271,750
Japan Airlines Co., Ltd. *	163,138	3,029,159
Japan Exchange Group, Inc.	106,130	1,595,874
Japan Post Holdings Co., Ltd.	1,784,512	12,374,762
Japan Post Insurance Co., Ltd.	167,765	2,580,162
Japan Tobacco, Inc.	827,091	14,080,684
JFE Holdings, Inc.	908,012	9,825,197
JGC Holdings Corp.	274,426	3,729,620
JSR Corp.	73,155	1,651,759
JTEKT Corp.	488,811	3,473,247
Kajima Corp.	581,266	6,159,638
Kaneka Corp.	90,836	2,457,241
Kanematsu Corp.	154,167	1,680,406
Kao Corp.	224,540	9,807,680
Kawasaki Heavy Industries Ltd.	216,563	4,238,308
KDDI Corp.	1,145,336	35,337,075
Keio Corp.	51,168	1,963,670
Kewpie Corp.	112,502	1,859,276
Keyence Corp.	12,431	4,738,352
Kikkoman Corp.	44,254	2,732,655
Kinden Corp.	147,401	1,565,189
Kintetsu Group Holdings Co., Ltd.	104,353	3,568,139
Kirin Holdings Co., Ltd.	571,237	9,455,028
Kobe Steel Ltd.	949,280	4,355,218
Koito Manufacturing Co., Ltd.	84,744	2,925,158
Komatsu Ltd.	657,328	13,893,389
Konica Minolta, Inc.	1,102,003	3,839,621
K's Holdings Corp.	271,101	2,513,001
Kubota Corp.	518,537	8,137,618
Kuraray Co., Ltd.	487,128	3,728,352
Kurita Water Industries Ltd.	45,440	1,789,738
Kyocera Corp.	178,308	10,004,542
Kyushu Electric Power Co., Inc.	993,979	5,994,348
Kyushu Railway Co.	131,706	2,787,559
Lion Corp.	137,485	1,616,595
Lixil Corp.	201,130	3,538,727
Makita Corp.	108,169	2,575,768
Marubeni Corp.	1,465,889	15,354,163

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MatsukiyoCocokara & Co.	84,272	3,367,840
Mazda Motor Corp.	1,418,025	12,592,164
Medipal Holdings Corp.	282,254	3,882,838
MEIJI Holdings Co., Ltd.	118,796	5,681,641
MINEBEA MITSUMI, Inc.	203,923	3,556,976
MISUMI Group, Inc.	75,292	1,873,814
Mitsubishi Chemical Group Corp.	1,641,445	8,679,381
Mitsubishi Corp.	980,432	32,279,110
Mitsubishi Electric Corp.	1,972,439	20,183,262
Mitsubishi Estate Co., Ltd.	537,085	7,283,822
Mitsubishi Gas Chemical Co., Inc.	199,076	2,988,474
Mitsubishi Heavy Industries Ltd.	416,756	16,156,153
Mitsubishi Materials Corp.	278,072	4,174,340
Mitsubishi Motors Corp. *	1,155,496	4,659,493
Mitsubishi Shokuhin Co., Ltd.	36,800	906,561
Mitsubishi UFJ Financial Group, Inc.	6,853,717	35,651,689
Mitsui & Co., Ltd.	1,026,520	24,184,774
Mitsui Chemicals, Inc.	200,082	4,539,281
Mitsui Fudosan Co., Ltd.	470,736	9,587,903
Mitsui Mining & Smelting Co., Ltd.	71,912	1,711,882
Mitsui O.S.K. Lines Ltd.	176,507	4,653,800
Mizuho Financial Group, Inc.	1,672,884	19,229,869
Morinaga Milk Industry Co., Ltd.	40,714	1,252,625
MS&AD Insurance Group Holdings, Inc.	320,127	9,609,006
Murata Manufacturing Co., Ltd.	175,822	9,580,951
Nagase & Co., Ltd.	194,906	2,820,425
Nagoya Railroad Co., Ltd.	163,014	2,537,668
NEC Corp.	211,536	7,782,388
NGK Insulators Ltd.	200,755	2,894,927
NGK Spark Plug Co., Ltd.	190,248	3,933,279
NH Foods Ltd.	158,944	4,574,835
NHK Spring Co., Ltd.	300,828	2,050,730
Nichirei Corp.	102,534	1,842,468
Nidec Corp.	81,781	5,500,639
Nikon Corp.	322,305	3,703,747
Nintendo Co., Ltd.	21,385	8,791,568
Nippon Electric Glass Co., Ltd.	84,369	1,601,870
Nippon Light Metal Holdings Co., Ltd.	147,114	1,705,408
Nippon Paper Industries Co., Ltd.	299,260	1,962,325
Nippon Steel Corp.	1,099,809	17,521,574
Nippon Steel Trading Corp.	48,169	1,865,952
Nippon Suisan Kaisha Ltd.	369,688	1,522,755
Nippon Telegraph & Telephone Corp.	1,108,570	30,140,309
Nippon Yusen K.K.	70,254	5,417,603
Nissan Chemical Corp.	34,012	1,734,643
Nissan Motor Co., Ltd.	4,197,744	16,651,682
Nisshin Seifun Group, Inc.	219,414	2,484,977
Nissin Foods Holdings Co., Ltd.	27,018	1,941,203
Nitori Holdings Co., Ltd.	24,715	2,387,260
Nitto Denko Corp.	94,281	5,862,595
NOK Corp.	255,631	2,292,150
Nomura Holdings, Inc.	1,682,125	6,113,288
Nomura Real Estate Holdings, Inc.	83,644	2,066,588
NSK Ltd.	706,401	3,862,593
NTT Data Corp.	266,217	3,790,892
Obayashi Corp.	956,960	6,668,518
Odakyu Electric Railway Co., Ltd.	125,890	1,735,443
Oji Holdings Corp.	1,208,935	4,857,542
Olympus Corp.	192,787	4,186,033
Omron Corp.	72,018	3,839,228
Ono Pharmaceutical Co., Ltd.	117,801	2,828,074
Oriental Land Co., Ltd.	17,372	2,612,849
ORIX Corp.	610,750	10,115,650
Osaka Gas Co., Ltd.	419,448	7,092,416
Otsuka Corp.	57,988	1,894,937
Otsuka Holdings Co., Ltd.	225,656	7,424,469
PALTAC Corp.	50,910	1,478,180
SECURITY	NUMBER OF SHARES	VALUE ($)
Pan Pacific International Holdings Corp.	138,581	2,504,205
Panasonic Holdings Corp.	2,437,749	19,924,037
Penta-Ocean Construction Co., Ltd.	340,283	1,809,115
Persol Holdings Co., Ltd.	101,717	2,069,193
Recruit Holdings Co., Ltd.	242,657	7,847,295
Renesas Electronics Corp. *	201,469	1,924,220
Rengo Co., Ltd.	285,563	1,693,293
Resona Holdings, Inc.	1,309,838	4,840,613
Ricoh Co., Ltd.	746,759	5,909,429
Rinnai Corp.	20,819	1,609,953
Rohm Co., Ltd.	39,125	2,969,125
Ryohin Keikaku Co., Ltd.	162,659	1,525,386
Sankyu, Inc.	59,556	1,845,216
Santen Pharmaceutical Co., Ltd.	183,806	1,333,878
Sanwa Holdings Corp.	174,762	1,746,044
SBI Holdings, Inc.	104,515	2,070,321
Secom Co., Ltd.	95,082	6,119,543
Sega Sammy Holdings, Inc.	112,957	1,689,160
Seiko Epson Corp.	244,179	3,868,112
Seino Holdings Co., Ltd.	243,402	1,948,972
Sekisui Chemical Co., Ltd.	329,072	4,524,517
Sekisui House Ltd.	536,748	9,191,991
Seven & i Holdings Co., Ltd.	541,852	21,627,175
SG Holdings Co., Ltd.	167,128	2,795,815
Shikoku Electric Power Co., Inc.	304,190	1,781,802
Shimadzu Corp.	65,855	1,942,990
Shimamura Co., Ltd.	28,194	2,570,764
Shimano, Inc.	14,773	2,645,020
Shimizu Corp.	810,074	4,476,225
Shin-Etsu Chemical Co., Ltd.	110,393	12,992,330
Shionogi & Co., Ltd.	75,882	3,724,445
Shiseido Co., Ltd.	93,490	3,570,998
Showa Denko K.K.	207,088	3,219,294
SMC Corp.	10,597	5,091,147
Softbank Corp.	1,789,321	19,742,229
SoftBank Group Corp.	1,066,906	42,807,078
Sohgo Security Services Co., Ltd.	47,666	1,243,012
Sojitz Corp.	311,142	5,274,544
Sompo Holdings, Inc.	201,173	8,668,035
Sony Group Corp.	293,624	23,585,235
Stanley Electric Co., Ltd.	128,580	2,399,542
Subaru Corp.	964,968	17,649,604
SUMCO Corp.	111,351	1,534,214
Sumitomo Chemical Co., Ltd.	1,847,411	7,329,674
Sumitomo Corp.	1,087,614	15,416,855
Sumitomo Electric Industries Ltd.	1,212,256	14,013,636
Sumitomo Forestry Co., Ltd.	149,319	2,553,907
Sumitomo Heavy Industries Ltd.	166,138	3,522,305
Sumitomo Metal Mining Co., Ltd.	123,193	3,914,627
Sumitomo Mitsui Financial Group, Inc.	866,786	26,223,989
Sumitomo Mitsui Trust Holdings, Inc.	204,933	6,410,023
Sumitomo Realty & Development Co., Ltd.	176,917	4,364,697
Sumitomo Rubber Industries Ltd.	328,322	2,842,102
Sundrug Co., Ltd.	73,313	1,803,407
Suntory Beverage & Food Ltd.	80,163	2,949,189
Suzuken Co., Ltd.	159,126	3,828,207
Suzuki Motor Corp.	446,209	15,704,626
Sysmex Corp.	32,347	2,007,439
T&D Holdings, Inc.	286,617	3,144,775
Taiheiyo Cement Corp.	238,810	3,598,731
Taisei Corp.	213,428	6,520,235
Taiyo Yuden Co., Ltd.	41,902	1,314,869
Takashimaya Co., Ltd.	256,543	2,855,516
Takeda Pharmaceutical Co., Ltd.	690,305	19,171,681
TDK Corp.	206,894	7,335,502
Teijin Ltd.	353,317	3,759,369

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Terumo Corp.	131,737	4,282,106
The Chugoku Electric Power Co., Inc.	445,790	2,681,976
The Kansai Electric Power Co., Inc.	1,194,118	11,594,466
The Yokohama Rubber Co., Ltd.	149,214	2,463,847
TIS, Inc.	96,397	2,774,565
Tobu Railway Co., Ltd.	130,294	3,096,979
Toho Gas Co., Ltd.	86,549	1,951,060
Toho Holdings Co., Ltd.	141,220	1,882,594
Tohoku Electric Power Co., Inc.	1,301,387	6,496,374
Tokio Marine Holdings, Inc.	305,438	17,168,425
Tokuyama Corp.	116,190	1,543,053
Tokyo Electric Power Co. Holdings, Inc. *	6,376,184	25,021,779
Tokyo Electron Ltd.	25,239	8,040,067
Tokyo Gas Co., Ltd.	532,759	10,038,352
Tokyu Corp.	309,183	3,700,159
Tokyu Fudosan Holdings Corp.	536,189	2,904,800
Toppan, Inc.	361,551	5,714,397
Toray Industries, Inc.	1,737,419	10,012,797
Toshiba Corp.	254,641	9,491,290
Tosoh Corp.	345,377	4,502,047
TOTO Ltd.	74,081	2,583,817
Toyo Seikan Group Holdings Ltd.	261,129	3,121,304
Toyo Suisan Kaisha Ltd.	59,780	2,462,354
Toyoda Gosei Co., Ltd.	123,107	2,158,868
Toyota Industries Corp.	85,787	4,839,346
Toyota Motor Corp.	7,375,165	111,804,575
Toyota Tsusho Corp.	260,262	9,208,910
TS Tech Co., Ltd.	188,255	2,123,937
Tsuruha Holdings, Inc.	32,779	1,832,550
UBE Corp.	190,388	2,822,343
Unicharm Corp.	85,613	2,995,915
West Japan Railway Co.	192,664	7,549,510
Yakult Honsha Co., Ltd.	42,896	2,546,684
Yamada Holdings Co., Ltd.	1,483,338	5,157,576
Yamaha Corp.	60,304	2,375,184
Yamaha Motor Co., Ltd.	314,468	6,576,323
Yamato Holdings Co., Ltd.	326,676	5,137,267
Yamazaki Baking Co., Ltd.	187,407	2,214,411
Yaskawa Electric Corp.	65,843	2,175,372
Yokogawa Electric Corp.	143,095	2,523,840
Z Holdings Corp.	619,059	1,853,269
		2,003,405,598

Netherlands 2.1%
Aalberts N.V.	35,329	1,298,796
ABN AMRO Bank N.V.	440,537	4,241,108
Aegon N.V.	1,498,895	6,734,229
Akzo Nobel N.V.	125,562	7,959,356
APERAM S.A.	41,844	1,135,637
ArcelorMittal S.A.	706,862	16,884,693
ASML Holding N.V.	21,631	10,541,644
ASR Nederland N.V.	92,844	3,796,921
Heineken Holding N.V.	64,229	4,572,650
Heineken N.V.	78,564	7,089,460
ING Groep N.V.	2,175,530	19,176,531
Koninklijke Ahold Delhaize N.V.	1,036,320	28,552,751
Koninklijke DSM N.V.	45,449	5,820,051
Koninklijke KPN N.V.	1,915,693	6,106,448
Koninklijke Philips N.V.	457,313	7,655,598
NN Group N.V.	202,706	8,350,954
Randstad N.V.	111,925	5,232,270
SBM Offshore N.V.	117,546	1,647,094
Signify N.V.	97,647	2,785,619
Unibail-Rodamco-Westfield *	75,639	3,909,421
SECURITY	NUMBER OF SHARES	VALUE ($)
Wolters Kluwer N.V.	45,770	4,484,579
		157,975,810

New Zealand 0.1%
Fletcher Building Ltd.	732,803	2,515,977
Spark New Zealand Ltd.	978,488	3,251,518
		5,767,495

Norway 0.8%
DNB Bank A.S.A.	406,279	7,778,299
Equinor A.S.A.	667,405	25,736,803
Mowi A.S.A. (a)	183,284	3,773,111
Norsk Hydro A.S.A.	820,392	5,662,636
Orkla A.S.A.	390,627	3,283,516
Subsea 7 S.A.	358,866	3,232,059
Telenor A.S.A.	502,079	5,514,489
Yara International A.S.A.	120,921	5,134,557
		60,115,470

Poland 0.3%
Bank Polska Kasa Opieki S.A.	78,771	1,094,485
KGHM Polska Miedz S.A.	76,369	1,440,310
PGE Polska Grupa Energetyczna S.A. *	1,079,489	1,649,887
Polski Koncern Naftowy Orlen S.A.	807,358	10,491,783
Polskie Gornictwo Naftowe i Gazownictwo S.A. *	1,944,603	2,316,533
Powszechna Kasa Oszczednosci Bank Polski S.A.	274,119	1,373,954
Powszechny Zaklad Ubezpieczen S.A.	423,739	2,542,885
		20,909,837

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,881,848	9,011,093
Galp Energia, SGPS, S.A.	563,048	6,111,834
Jeronimo Martins, SGPS, S.A.	117,887	2,619,761
		17,742,688

Republic of Korea 5.5%
Amorepacific Corp.	11,120	1,022,586
BNK Financial Group, Inc.	390,474	1,958,865
CJ CheilJedang Corp.	8,684	2,645,681
CJ Corp.	40,244	2,352,870
Coway Co., Ltd.	32,197	1,533,362
DB Insurance Co., Ltd.	60,204	2,687,136
Doosan Enerbility Co., Ltd. *	111,379	1,694,563
E-MART, Inc.	40,769	2,980,979
GS Engineering & Construction Corp.	76,518	1,724,809
GS Holdings Corp.	127,219	4,379,975
Hana Financial Group, Inc.	217,924	6,394,914
Hankook Tire & Technology Co., Ltd.	104,764	2,972,445
Hanwha Corp.	132,659	3,158,902
Hanwha Solutions Corp. *	70,911	2,788,620
HD Hyundai Co., Ltd.	102,166	4,827,402
Hyundai Engineering & Construction Co., Ltd.	104,706	3,773,189
Hyundai Glovis Co., Ltd.	22,894	3,021,039
Hyundai Marine & Fire Insurance Co., Ltd.	110,184	2,594,891
Hyundai Mobis Co., Ltd.	80,550	12,947,740
Hyundai Motor Co.	136,983	20,073,020
Hyundai Steel Co.	170,127	4,184,650
Industrial Bank of Korea	261,705	1,872,466
KB Financial Group, Inc.	225,176	8,324,887

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kia Corp.	238,752	14,422,759
Korea Electric Power Corp. *	817,463	12,803,895
Korea Gas Corp.	70,572	2,295,153
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	42,613	3,096,694
Korea Zinc Co., Ltd.	7,136	3,585,206
Korean Air Lines Co., Ltd. *	109,503	2,198,165
KT&G Corp.	75,975	4,725,894
LG Chem Ltd.	17,039	8,051,025
LG Corp.	43,043	2,638,799
LG Display Co., Ltd.	486,259	5,671,295
LG Electronics, Inc.	118,136	8,920,591
LG H&H Co., Ltd.	3,293	1,752,918
LG Innotek Co., Ltd.	8,131	2,091,185
LG Uplus Corp.	351,489	3,022,035
Lotte Chemical Corp.	25,481	3,333,838
Lotte Shopping Co., Ltd.	34,640	2,558,732
NAVER Corp.	10,836	1,944,331
NCSoft Corp.	3,744	1,059,477
POSCO Holdings, Inc.	113,420	21,623,192
Posco International Corp.	140,156	2,813,494
Samsung C&T Corp.	57,418	5,172,793
Samsung Electro-Mechanics Co., Ltd.	26,882	2,813,712
Samsung Electronics Co., Ltd.	2,733,876	122,023,399
Samsung Fire & Marine Insurance Co., Ltd.	33,079	4,822,552
Samsung Life Insurance Co., Ltd.	58,752	2,723,355
Samsung SDI Co., Ltd.	6,926	3,096,518
Samsung SDS Co., Ltd.	22,214	2,134,125
Shinhan Financial Group Co., Ltd.	365,976	10,014,371
SK Hynix, Inc.	292,904	20,847,416
SK Innovation Co., Ltd. *	64,712	9,192,389
SK Telecom Co., Ltd.	60,928	2,373,256
SK, Inc.	58,789	10,240,991
S-Oil Corp.	38,177	2,897,062
Woori Financial Group, Inc.	453,829	4,139,444
		411,015,052

Singapore 0.8%
ComfortDelGro Corp., Ltd.	2,342,690	2,367,710
DBS Group Holdings Ltd.	532,480	12,442,727
Golden Agri-Resources Ltd.	9,409,704	1,888,551
Jardine Cycle & Carriage Ltd.	126,901	2,989,009
Keppel Corp., Ltd.	754,154	3,929,969
Oversea-Chinese Banking Corp., Ltd.	1,225,214	10,617,760
Singapore Airlines Ltd. *	699,440	2,667,207
Singapore Telecommunications Ltd.	4,605,866	8,649,824
United Overseas Bank Ltd.	437,230	8,565,333
Venture Corp., Ltd.	158,875	2,082,878
Wilmar International Ltd.	1,893,659	5,483,752
		61,684,720

Spain 2.9%
Acciona S.A.	11,332	2,223,143
Acerinox S.A.	155,468	1,410,416
ACS, Actividades de Construccion y Servicios S.A.	282,540	6,310,038
Aena SME S.A. *	22,519	2,770,490
Amadeus IT Group S.A. *	90,993	4,814,624
Banco Bilbao Vizcaya Argentaria S.A.	5,465,733	24,685,579
Banco De Sabadell S.A.	7,899,917	5,457,362
Banco Santander S.A.	18,766,183	45,609,584
CaixaBank S.A.	1,869,847	5,648,193
Enagas S.A.	112,053	2,049,556
Endesa S.A.	221,788	3,813,622
Ferrovial S.A.	111,541	2,801,757
SECURITY	NUMBER OF SHARES	VALUE ($)
Grifols S.A. *	121,092	1,466,648
Iberdrola S.A.	2,950,506	30,811,051
Industria de Diseno Textil S.A.	359,518	7,790,609
Mapfre S.A.	1,060,430	1,762,619
Naturgy Energy Group S.A.	200,104	5,529,374
Red Electrica Corp. S.A.	167,054	3,063,135
Repsol S.A.	1,808,496	23,613,644
Telefonica S.A.	8,318,978	34,430,938
		216,062,382

Sweden 1.7%
Alfa Laval AB	80,810	2,169,728
Alleima AB *	69,062	277,980
Assa Abloy AB, B Shares	221,364	4,511,281
Atlas Copco AB, A Shares	472,827	4,835,324
Atlas Copco AB, B Shares	318,545	2,921,450
Boliden AB *	155,295	5,017,431
Electrolux AB, B Shares	156,687	1,992,839
Epiroc AB, A Shares	89,601	1,378,995
Epiroc AB, B Shares	80,236	1,097,909
Essity AB, B Shares	250,675	5,589,546
H & M Hennes & Mauritz AB, B Shares	600,680	6,273,860
Hexagon AB, B Shares	246,463	2,536,889
Husqvarna AB, B Shares	181,665	1,230,092
Industrivarden AB, A Shares	52,486	1,170,825
Industrivarden AB, C Shares	44,275	977,666
Investor AB, A Shares	129,562	2,166,424
Investor AB, B Shares	469,148	7,443,187
Orron Energy AB *	67,694	129,362
Sandvik AB	350,154	5,497,680
Securitas AB, B Shares	297,214	2,616,249
Skandinaviska Enskilda Banken AB, A Shares	462,775	4,641,568
Skanska AB, B Shares	246,632	3,668,197
SKF AB, B Shares	241,938	3,652,989
SSAB AB, A Shares	221,171	1,071,197
SSAB AB, B Shares	616,987	2,901,216
Svenska Cellulosa AB, S.C.A., B Shares	136,822	2,063,283
Svenska Handelsbanken AB, A Shares	600,910	4,949,352
Swedbank AB, A Shares	507,880	6,605,676
Swedish Match AB	337,408	3,398,434
Tele2 AB, B Shares	203,552	2,174,642
Telefonaktiebolaget LM Ericsson, B Shares	921,155	6,928,641
Telia Co. AB	2,049,180	7,242,206
Trelleborg AB, B Shares	108,589	2,271,196
Volvo AB, A Shares	102,579	1,716,202
Volvo AB, B Shares	860,991	13,706,868
		126,826,384

Switzerland 4.9%
ABB Ltd.	464,260	12,829,645
Adecco Group AG	209,135	6,653,662
Alcon, Inc.	78,110	5,167,049
Baloise Holding AG	17,547	2,542,288
Barry Callebaut AG	866	1,778,230
Chocoladefabriken Lindt & Spruengli AG	15	1,636,867
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	165	1,748,143
Cie Financiere Richemont S.A., Class A	111,334	12,531,421
Clariant AG *	100,837	1,871,159
Credit Suisse Group AG	1,070,458	5,549,995
DKSH Holding AG	27,403	2,042,695

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dufry AG *	48,955	1,838,916
Geberit AG	6,234	2,892,954
Georg Fischer AG	35,650	1,943,317
Givaudan S.A.	1,253	4,017,252
Holcim AG *	373,820	16,677,210
Julius Baer Group Ltd. *	53,401	2,596,319
Kuehne & Nagel International AG	12,030	2,785,778
Logitech International S.A. *	28,446	1,424,122
Lonza Group AG	6,602	3,540,639
Nestle S.A.	692,976	81,357,846
Novartis AG	555,335	45,026,547
Partners Group Holding AG	2,068	2,005,385
Roche Holding AG	175,443	56,698,317
Roche Holding AG, Bearer Shares	6,028	2,311,263
Schindler Holding AG	6,411	1,085,196
Schindler Holding AG, Participation Certificates	9,419	1,647,444
SGS S.A.	1,466	3,238,584
SIG Group AG *	87,943	2,070,731
Sika AG	14,525	3,280,199
Sonova Holding AG	6,432	1,704,963
Swiss Life Holding AG	12,072	6,338,125
Swiss Prime Site AG *	22,853	1,973,982
Swiss Re AG	143,033	11,164,767
Swisscom AG	12,888	6,684,672
The Swatch Group AG	28,937	1,324,173
The Swatch Group AG, Bearer Shares	17,418	4,252,994
UBS Group AG	1,191,639	18,962,194
Zurich Insurance Group AG	56,586	25,169,304
		368,364,347

United Kingdom 16.6%
3i Group plc	230,090	3,254,291
abrdn plc	2,423,887	4,141,808
Admiral Group plc	56,395	1,392,482
Anglo American plc	495,462	16,044,537
Antofagasta plc	119,746	1,534,094
Ashtead Group plc	100,922	4,990,895
Associated British Foods plc	273,018	4,844,676
AstraZeneca plc	262,476	32,508,588
Aviva plc	1,858,777	9,055,947
B&M European Value Retail S.A.	292,369	1,258,402
BAE Systems plc	1,471,933	13,294,295
Balfour Beatty plc	677,627	2,485,310
Barclays plc	9,294,042	17,789,927
Barratt Developments plc	808,260	4,018,719
Bellway plc	104,080	2,474,226
Berkeley Group Holdings plc	71,134	3,025,299
BP plc	24,577,843	126,263,584
British American Tobacco plc	1,212,237	48,685,435
BT Group plc	9,476,599	16,617,642
Bunzl plc	124,247	4,136,256
Burberry Group plc	160,230	3,259,034
Centrica plc *	10,596,436	9,338,750
Coca-Cola HBC AG *	87,244	1,999,887
Compass Group plc	691,695	14,962,276
CRH plc	401,183	14,823,757
Croda International plc	20,339	1,591,806
Currys plc	2,850,562	2,112,874
DCC plc	76,388	4,411,366
Diageo plc	401,970	17,605,441
Direct Line Insurance Group plc	1,209,571	2,897,953
Drax Group plc	272,269	2,014,925
DS Smith plc	842,434	2,624,145
Entain plc	87,580	1,297,290
Experian plc	136,969	4,180,461
Ferguson plc	80,940	9,404,991
SECURITY	NUMBER OF SHARES	VALUE ($)
FirstGroup plc	1,861,536	2,493,161
Flutter Entertainment plc *	14,847	1,859,758
Glencore plc *	12,302,555	67,754,081
GSK plc	1,555,632	24,968,976
Haleon plc *	1,973,520	5,944,199
Hays plc	1,554,084	2,121,173
HSBC Holdings plc	11,215,677	69,011,359
IMI plc	89,379	1,194,976
Imperial Brands plc	833,173	18,386,187
Inchcape plc	377,411	3,337,581
Informa plc	414,226	2,635,539
InterContinental Hotels Group plc	37,729	2,059,417
International Consolidated Airlines Group S.A. *(a)	1,435,495	1,807,644
Intertek Group plc	41,550	1,914,080
ITV plc	2,725,933	2,039,529
J Sainsbury plc	2,335,103	5,526,633
John Wood Group plc *	1,055,842	1,589,165
Johnson Matthey plc	227,351	5,330,593
Kingfisher plc	2,228,109	6,017,488
Land Securities Group plc	221,098	1,673,796
Legal & General Group plc	2,771,363	8,142,513
Lloyds Banking Group plc	47,529,198	24,267,819
London Stock Exchange Group plc	25,269	2,382,231
M&G plc	4,436,523	10,105,275
Marks & Spencer Group plc *	2,719,091	3,856,835
Meggitt plc *	258,147	2,397,632
Melrose Industries plc	1,597,098	2,536,693
Micro Focus International plc	497,639	2,999,493
Mondi plc	329,521	5,621,092
National Grid plc	1,766,757	22,161,504
NatWest Group plc *	1,378,777	3,953,907
Next plc	39,179	2,649,614
Pearson plc	433,253	4,349,660
Pennon Group plc	130,556	1,418,886
Persimmon plc	234,875	4,033,915
Phoenix Group Holdings plc	216,617	1,518,382
Prudential plc	717,090	7,539,691
Reckitt Benckiser Group plc	161,844	12,519,623
RELX plc	348,271	9,166,711
Rentokil Initial plc	291,818	1,769,104
Rio Tinto plc	646,315	35,880,401
Royal Mail plc	1,281,587	4,108,406
Severn Trent plc	87,649	2,842,416
Shell plc	9,584,134	255,383,009
Smith & Nephew plc	312,481	3,692,387
Smiths Group plc	167,694	2,909,369
Smurfit Kappa Group plc	120,874	4,070,381
Spectris plc	40,499	1,314,777
SSE plc	617,950	11,882,243
St. James's Place plc	102,597	1,321,557
Standard Chartered plc	1,352,968	9,417,542
Tate & Lyle plc	257,743	2,291,910
Taylor Wimpey plc	3,055,089	3,849,958
Tesco plc	7,041,699	20,377,781
The Sage Group plc	284,729	2,369,534
The Weir Group plc	82,218	1,394,373
Travis Perkins plc	181,327	1,791,323
TUI AG *(a)	1,338,190	2,062,402
Unilever plc	899,996	41,109,217
United Utilities Group plc	267,664	3,290,509
Vodafone Group plc	35,333,329	47,560,507
Whitbread plc	81,766	2,382,378
WPP plc	747,478	6,474,533
		1,239,174,197
Total Common Stocks (Cost $7,398,634,513)		7,348,891,748

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Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.6%
Bayerische Motoren Werke AG	59,037	4,111,001
FUCHS PETROLUB SE	55,921	1,517,121
Henkel AG & Co. KGaA	102,420	6,615,974
Volkswagen AG	198,552	28,378,804
		40,622,900

Italy 0.0%
Telecom Italia S.p.A. - RSP *	15,754,338	3,133,502

Republic of Korea 0.3%
Amorepacific Corp.	10,478	372,494
Hyundai Motor Co., Ltd.	22,220	1,515,057
Hyundai Motor Co., Ltd. 2nd	37,256	2,598,770
LG Chem Ltd.	3,625	815,764
LG Electronics, Inc.	26,936	952,542
LG H&H Co., Ltd.	1,090	298,669
Samsung Electronics Co., Ltd.	467,190	19,036,189
		25,589,485

Spain 0.0%
Grifols S.A., B Shares *	62,633	494,083
Total Preferred Stocks (Cost $80,336,465)		69,839,970

SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)	1,060,396	1,060,396
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)(d)	10,418,582	10,418,582
		11,478,978
Total Short-Term Investments (Cost $11,478,978)		11,478,978
Total Investments in Securities (Cost $7,490,449,956)		7,430,210,696

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	363	33,161,865	(1,548,264)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $9,490,558.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

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Schwab Fundamental International Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$7,205,498,257	$—	$—	$7,205,498,257
Hong Kong	142,812,134	—	581,357	143,393,491
Preferred Stocks[1]	69,839,970	—	—	69,839,970
Short-Term Investments[1]	11,478,978	—	—	11,478,978
Liabilities
Futures Contracts[2]	(1,548,264)	—	—	(1,548,264)
Total	$7,428,081,075	$—	$581,357	$7,428,662,432

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $7,490,449,956) including securities on loan of $9,490,558		$7,430,210,696
Foreign currency, at value (cost $8,479,925)		8,455,321
Deposit with broker for futures contracts		3,477,832
Receivables:
Fund shares sold		36,434,826
Dividends		22,713,480
Foreign tax reclaims		4,441,951
Investments sold		746,373
Income from securities on loan	+	69,503
Total assets		7,506,549,982
Liabilities
Collateral held for securities on loan		10,418,582
Payables:
Investments bought		36,328,989
Management fees		1,627,632
Variation margin on futures contracts	+	225,716
Total liabilities		48,600,919
Net assets		$7,457,949,063
Net Assets by Source
Capital received from investors		$7,804,965,594
Total distributable loss	+	(347,016,531)
Net assets		$7,457,949,063

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,457,949,063		266,100,000		$28.03

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Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $18,395,507)		$181,506,683
Securities on loan, net	+	971,832
Total investment income		182,478,515
Expenses
Management fees		9,298,147
Proxy fees[1]		195,145
Professional fees	+	1,898*
Total expenses		9,495,190
Expense reduction by investment adviser	–	1,898*
Net expenses	–	9,493,292
Net investment income		172,985,223
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(90,653,270)
Net realized gains on sales of in-kind redemptions - unaffiliated		17,370,657
Net realized losses on futures contracts		(6,236,882)
Net realized losses on foreign currency transactions	+	(4,442,815)
Net realized losses		(83,962,310)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(1,051,072,517)
Net change in unrealized appreciation (depreciation) on futures contracts		(390,333)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(881,509)
Net change in unrealized appreciation (depreciation)	+	(1,052,344,359)
Net realized and unrealized losses		(1,136,306,669)
Decrease in net assets resulting from operations		($963,321,446)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2 (d) and 4 for additional information).
[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

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Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$172,985,223	$216,265,673
Net realized losses		(83,962,310)	(29,386,470)
Net change in unrealized appreciation (depreciation)	+	(1,052,344,359)	257,524,852
Increase (decrease) in net assets resulting from operations		($963,321,446)	$444,404,055
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($70,768,340)	($245,365,750)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		38,400,000	$1,144,556,834	46,300,000	$1,538,419,912
Shares redeemed	+	(1,200,000)	(34,098,323)	(2,300,000)	(76,930,745)
Net transactions in fund shares		37,200,000	$1,110,458,511	44,000,000	$1,461,489,167
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		228,900,000	$7,381,580,338	184,900,000	$5,721,052,866
Total increase	+	37,200,000	76,368,725	44,000,000	1,660,527,472
End of period		266,100,000	$7,457,949,063	228,900,000	$7,381,580,338

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Schwab Fundamental International Small Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$35.86	$36.11	$28.53	$31.23	$36.02	$29.99
Income (loss) from investment operations:
Net investment income (loss)[1]	0.52	0.73	0.53	0.80	0.79	0.62
Net realized and unrealized gains (losses)	(5.64)	(0.01)	7.66	(2.60)	(4.82)	6.11
Total from investment operations	(5.12)	0.72	8.19	(1.80)	(4.03)	6.73
Less distributions:
Distributions from net investment income	(0.13)	(0.97)	(0.61)	(0.90)	(0.76)	(0.70)
Net asset value at end of period	$30.61	$35.86	$36.11	$28.53	$31.23	$36.02
Total return	(14.28%) [2]	1.86%	28.97%	(6.06%)	(11.06%)	22.47%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3,4]	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	3.15% [3]	1.90%	1.78%	2.54%	2.38%	1.83%
Portfolio turnover rate[5]	19% [2]	28%	24%	31%	25%	18%
Net assets, end of period (x 1,000,000)	$2,501	$2,686	$2,293	$1,900	$1,843	$1,812

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.4% OF NET ASSETS

Australia 5.6%
29Metals Ltd. *(a)	236,258	325,553
Adbri Ltd.	875,642	1,326,655
ALS Ltd.	232,660	1,898,050
Ansell Ltd.	163,989	2,989,318
ARB Corp., Ltd.	22,081	458,973
ASX Ltd.	47,076	2,531,813
Austal Ltd.	771,554	1,359,373
Bank of Queensland Ltd.	624,585	3,010,135
Bapcor Ltd.	262,509	1,203,953
Beach Energy Ltd.	2,029,738	2,379,442
Bega Cheese Ltd.	338,769	928,972
Bendigo & Adelaide Bank Ltd.	633,128	3,923,729
Blackmores Ltd.	12,460	589,395
Boral Ltd.	1,067,578	2,159,040
Breville Group Ltd. (a)	55,414	844,877
carsales.com Ltd.	73,108	1,132,693
Challenger Ltd.	507,609	2,227,144
Champion Iron Ltd.	106,560	379,141
Charter Hall Group	92,225	854,168
Charter Hall Retail REIT	257,724	726,166
Cleanaway Waste Management Ltd.	839,597	1,611,640
Cochlear Ltd.	16,587	2,436,852
Collins Foods Ltd.	90,403	609,222
Coronado Global Resources, Inc.	1,176,064	1,318,220
Costa Group Holdings Ltd.	422,276	778,731
Credit Corp. Group Ltd.	15,966	223,726
Cromwell Property Group	1,177,630	645,859
CSR Ltd.	832,247	2,584,577
Dexus	469,374	2,809,133
Domino's Pizza Enterprises Ltd.	15,348	668,662
Eagers Automotive Ltd.	190,296	1,737,693
Eclipx Group Ltd. *	734,834	1,198,962
Elders Ltd.	129,215	1,025,795
Endeavour Group Ltd.	1,002,511	4,996,462
Event Hospitality & Entertainment Ltd. *	123,419	1,256,457
Evolution Mining Ltd.	1,267,408	2,076,603
Flight Centre Travel Group Ltd. *(a)	184,599	2,265,278
G.U.D. Holdings Ltd.	86,183	489,205
G8 Education Ltd.	1,707,751	1,188,310
Genworth Mortgage Insurance Australia Ltd.	621,313	1,209,673
GrainCorp Ltd., Class A	446,245	2,557,518
GWA Group Ltd.	443,418	611,010
Harvey Norman Holdings Ltd.	734,303	2,129,388
Healius Ltd.	515,847	1,315,537
Humm Group Ltd. (a)	1,101,505	403,998
IGO Ltd.	171,664	1,581,676
Iluka Resources Ltd.	140,291	1,013,700
Inghams Group Ltd.	340,957	607,732
Insignia Financial Ltd.	713,278	1,701,677
InvoCare Ltd.	84,875	642,374
IRESS Ltd.	127,548	988,078
Link Administration Holdings Ltd.	490,673	1,446,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Magellan Financial Group Ltd. (a)	87,772	783,441
McMillan Shakespeare Ltd.	97,910	958,505
Mineral Resources Ltd.	61,278	2,687,324
Monadelphous Group Ltd.	221,216	1,997,291
Myer Holdings Ltd.	4,011,527	1,388,801
nib Holdings Ltd.	428,128	2,400,855
Nine Entertainment Co. Holdings Ltd.	1,012,918	1,527,693
Northern Star Resources Ltd.	392,819	2,122,061
NRW Holdings Ltd.	1,349,834	2,267,177
Nufarm Ltd.	543,434	1,989,423
oOh!media Ltd.	311,670	294,858
OZ Minerals Ltd.	167,379	2,951,284
Pact Group Holdings Ltd.	180,986	189,214
Pendal Group Ltd.	445,152	1,586,904
Perenti Global Ltd.	2,447,762	1,308,889
Perpetual Ltd.	65,882	1,238,435
Perseus Mining Ltd.	259,688	280,396
Platinum Asset Management Ltd.	567,275	694,178
Premier Investments Ltd.	51,131	745,925
Qube Holdings Ltd.	947,432	1,877,089
Ramelius Resources Ltd.	309,463	171,843
REA Group Ltd.	8,918	779,807
Reece Ltd.	111,550	1,224,334
Regis Resources Ltd.	1,107,462	1,188,180
Reliance Worldwide Corp., Ltd.	416,192	1,112,749
Sandfire Resources Ltd.	341,240	1,080,789
SEEK Ltd.	131,196	1,876,178
Service Stream Ltd. *	626,002	313,284
Seven Group Holdings Ltd.	86,534	1,102,228
Shopping Centres Australasia Property Group	461,408	863,549
Sierra Rutile Holdings Ltd. *	139,603	28,711
Silver Lake Resources Ltd. *	277,935	254,369
Southern Cross Media Group Ltd.	643,010	473,877
St. Barbara Ltd.	1,652,644	1,042,332
Steadfast Group Ltd.	266,302	920,119
Super Retail Group Ltd.	242,484	1,758,765
Tassal Group Ltd.	350,265	1,241,442
The GPT Group	865,500	2,497,976
The Star Entertainment Grp Ltd. *	1,491,568	2,842,673
United Malt Grp Ltd.	193,310	473,109
Washington H Soul Pattinson & Co., Ltd.	62,553	1,102,098
Waypoint REIT Ltd.	157,496	283,965
Webjet Ltd. *	70,711	267,587
Whitehaven Coal Ltd.	1,779,311	9,709,660
		139,278,143

Austria 0.6%
ANDRITZ AG	81,709	3,777,830
AT&S Austria Technologie & Systemtechnik AG	21,332	954,542
CA Immobilien Anlagen AG	24,012	766,612
EVN AG	41,314	803,447
IMMOFINANZ AG *	14,082	209,570
Lenzing AG	19,138	1,420,223
Mayr Melnhof Karton AG	11,548	1,730,201

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Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Oesterreichische Post AG (a)	47,766	1,335,264
S IMMO AG	7,434	170,062
Strabag SE	25,714	989,019
UNIQA Insurance Group AG	154,806	1,027,390
Verbund AG	18,517	1,775,394
Vienna Insurance Group AG Wiener Versicherung Gruppe	55,732	1,325,376
		16,284,930

Belgium 1.3%
Ackermans & van Haaren N.V.	22,565	3,308,235
Aedifica S.A.	2,566	243,446
AGFA-Gevaert N.V. *	294,574	1,067,833
Barco N.V.	67,643	1,511,369
Befimmo S.A.	4,216	200,735
Bekaert S.A.	69,831	2,152,900
bpost S.A.	376,075	2,295,444
Cie d'Entreprises CFE *	12,138	121,321
Cofinimmo S.A.	11,464	1,166,595
Deme Group NV *	12,138	1,389,947
D'ieteren Group	17,699	2,682,042
Elia Group S.A./N.V.	17,034	2,481,924
Euronav N.V.	291,851	4,721,943
Fagron	18,747	241,293
KBC Ancora	18,106	598,993
Melexis N.V.	10,282	777,497
Ontex Group N.V. *	331,160	1,908,077
Recticel S.A.	20,960	292,961
Sofina S.A.	5,407	1,088,489
Telenet Group Holding N.V.	101,725	1,449,443
Tessenderlo Group S.A. *	39,147	1,273,434
Warehouses De Pauw CVA	21,681	662,324
		31,636,245

Canada 8.8%
Aecon Group, Inc.	138,549	1,151,048
Ag Growth International, Inc.	29,507	884,804
Air Canada *	283,168	3,825,017
Alamos Gold, Inc., Class A	198,718	1,436,973
Allied Properties Real Estate Investment Trust	56,622	1,356,749
Altus Group Ltd.	17,413	682,107
ARC Resources Ltd.	756,575	10,473,965
Aritzia, Inc. *	8,628	281,451
Artis Real Estate Investment Trust	166,570	1,404,194
ATS Automation Tooling Systems, Inc. *	27,264	835,241
AutoCanada, Inc. *(a)	39,912	907,285
B2Gold Corp.	761,042	2,341,936
Badger Infrastructure Solutions Ltd.	36,360	858,747
Birchcliff Energy Ltd.	239,490	2,115,836
BlackBerry Ltd. *	152,931	910,860
Boardwalk Real Estate Investment Trust	28,758	1,060,638
Bombardier, Inc., Class B *	48,684	1,214,869
Boralex, Inc., Class A	31,180	1,178,535
Boyd Group Services, Inc.	10,624	1,468,344
Brookfield Infrastructure Corp., Class A	89,782	4,292,342
Brookfield Renewable Corp., Class A	12,431	479,072
BRP, Inc.	21,887	1,522,363
CAE, Inc. *	144,532	2,646,516
Cameco Corp.	165,915	4,849,745
Canaccord Genuity Group, Inc.	52,217	312,999
Canadian Apartment Properties REIT	64,322	2,194,001
Canadian Western Bank	70,221	1,313,158
Canfor Corp. *	112,377	2,211,328
Capital Power Corp.	99,328	3,864,357
Cargojet, Inc.	2,305	243,208
SECURITY	NUMBER OF SHARES	VALUE ($)
Cascades, Inc.	317,748	2,171,537
Celestica, Inc. *	389,404	4,029,035
Centerra Gold, Inc.	286,278	1,300,667
Chartwell Retirement Residences	170,003	1,348,756
Chemtrade Logistics Income Fund	290,931	1,892,740
Choice Properties Real Estate Investment Trust	123,774	1,284,429
Chorus Aviation, Inc. *	503,457	1,080,264
Cineplex, Inc. *(a)	162,194	1,115,889
Cogeco Communications, Inc.	12,299	755,164
Cogeco, Inc.	29,127	1,404,973
Colliers International Group, Inc.	10,416	1,216,817
Corus Entertainment, Inc., B Shares	773,634	2,185,740
Crombie Real Estate Investment Trust	67,120	796,973
Doman Building Materials Group Ltd. (a)	79,713	365,818
Dream Industrial Real Estate Investment Trust	28,298	263,619
Dream Office Real Estate Investment Trust	69,044	963,221
Dundee Precious Metals, Inc.	64,058	292,507
ECN Capital Corp.	116,416	474,696
Eldorado Gold Corp. *	68,540	378,917
Element Fleet Management Corp.	218,218	2,756,052
Enerflex Ltd.	339,521	1,708,494
Enerplus Corp.	252,684	3,905,257
Enghouse Systems Ltd.	10,572	258,811
EQB, Inc.	6,428	258,475
Exchange Income Corp.	44,785	1,585,052
Extendicare, Inc.	114,295	627,505
Fiera Capital Corp.	44,397	309,518
First Capital Real Estate Investment Trust	201,171	2,322,622
FirstService Corp.	8,010	1,004,859
Fortuna Silver Mines, Inc. *	101,145	234,790
Gibson Energy, Inc.	215,719	4,083,441
goeasy Ltd.	2,917	266,976
Granite Real Estate Investment Trust	14,489	825,351
H&R Real Estate Investment Trust	365,753	3,541,347
Hardwoods Distribution, Inc.	12,305	277,370
Home Capital Group, Inc.	58,120	1,239,976
Hudbay Minerals, Inc.	329,148	1,457,742
IAMGOLD Corp. *	857,477	1,027,977
IGM Financial, Inc.	81,598	2,227,496
Innergex Renewable Energy, Inc.	60,233	912,970
Interfor Corp. *	94,182	2,323,626
Killam Apartment Real Estate Investment Trust	51,042	657,123
Labrador Iron Ore Royalty Corp.	10,782	240,323
Laurentian Bank of Canada	51,616	1,418,100
LifeWorks, Inc.	49,854	1,215,515
Maple Leaf Foods, Inc.	109,163	1,931,358
Martinrea International, Inc.	394,430	3,117,250
MEG Energy Corp. *	335,988	4,710,400
Mullen Group Ltd.	166,870	1,791,533
NFI Group, Inc. (a)	153,175	1,543,914
Northland Power, Inc.	111,778	3,837,461
NorthWest Healthcare Properties Real Estate Investment Trust	96,642	925,390
NuVista Energy Ltd. *	197,769	1,630,960
Obsidian Energy Ltd. *	38,930	351,369
OceanaGold Corp. *	1,139,827	1,688,504
Pan American Silver Corp.	103,899	1,550,234
Parex Resources, Inc.	151,749	2,434,519
Pason Systems, Inc.	90,630	961,940
Peyto Exploration & Development Corp.	290,046	2,713,091
PrairieSky Royalty Ltd.	91,744	1,253,984
Precision Drilling Corp. *	42,947	2,647,130

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Premium Brands Holdings Corp.	20,891	1,556,775
Primo Water Corp.	153,511	2,022,041
Richelieu Hardware Ltd.	41,985	1,125,606
Ritchie Bros. Auctioneers, Inc.	38,922	2,703,973
Russel Metals, Inc.	127,872	2,773,034
Secure Energy Services, Inc.	430,837	1,878,497
ShawCor Ltd. *	357,500	2,145,655
Shopify, Inc., Class A *	21,932	696,344
Sienna Senior Living, Inc.	74,172	754,973
Sierra Wireless, Inc. *	18,452	569,650
Silvercorp Metals, Inc.	93,200	212,789
Sleep Country Canada Holdings, Inc.	32,106	649,671
SmartCentres Real Estate Investment Trust	98,226	2,097,878
Spin Master Corp. *	11,053	389,083
SSR Mining, Inc.	73,096	989,609
Stantec, Inc.	71,476	3,401,878
Stelco Holdings, Inc.	27,387	743,439
Stella-Jones, Inc.	87,333	2,666,804
Superior Plus Corp.	239,006	2,011,184
The Descartes Systems Group, Inc. *	10,487	740,881
The North West Co., Inc.	62,411	1,622,705
TMX Group Ltd.	19,693	1,983,435
Torex Gold Resources, Inc. *	121,206	902,381
Toromont Industries Ltd.	40,869	3,172,528
TransAlta Corp.	375,137	3,531,948
TransAlta Renewables, Inc.	25,219	334,687
Transcontinental, Inc., Class A	187,491	2,370,839
Trican Well Service Ltd. *	114,456	303,270
Tricon Residential, Inc.	57,565	602,639
Turquoise Hill Resources Ltd. *	68,807	1,897,762
Uni-Select, Inc. *	32,299	916,240
Vermilion Energy, Inc.	409,682	10,974,072
Wajax Corp.	28,070	454,830
Western Forest Products, Inc.	458,183	538,792
Westshore Terminals Investment Corp.	41,426	967,324
Whitecap Resources, Inc.	404,820	2,958,252
Winpak Ltd.	35,849	1,188,853
Yamana Gold, Inc.	620,453	2,747,883
		219,013,459

Denmark 1.5%
Alm Brand A/S	287,742	422,881
Chr. Hansen Holding A/S	38,244	2,234,774
D/S Norden A/S	53,256	2,487,003
Demant A/S *	39,754	1,228,153
Dfds A/S	42,111	1,463,235
FLSmidth & Co. A/S	100,909	2,807,765
Genmab A/S *	5,156	1,840,358
GN Store Nord A/S	56,724	1,612,841
H. Lundbeck A/S	292,492	1,149,396
H. Lundbeck A/S, Class A *	67,219	257,559
Jyske Bank A/S *	60,062	3,024,092
Matas A/S	46,760	480,478
NKT A/S *	25,278	1,294,608
Per Aarsleff Holding A/S	39,131	1,126,902
Ringkjoebing Landbobank A/S	7,074	757,488
Rockwool A/S, Class B	5,239	1,084,095
Royal Unibrew A/S	25,060	1,885,861
Scandinavian Tobacco Group A/S, Class A	80,743	1,213,934
Schouw & Co. A/S	22,842	1,670,771
SimCorp A/S	14,449	1,061,165
Solar A/S, B Shares	5,039	409,453
Spar Nord Bank A/S	33,392	378,783
Sydbank A/S	76,504	2,217,657
The Drilling Co. of 1972 A/S *	31,837	1,512,584
SECURITY	NUMBER OF SHARES	VALUE ($)
Topdanmark A/S	24,156	1,268,498
Tryg A/S	116,926	2,650,331
		37,540,665

Finland 1.0%
Aktia Bank Oyj	57,235	591,641
Cargotec Oyj, B Shares	73,691	2,516,435
Finnair Oyj *(a)	1,759,587	723,311
Kamux Corp.	29,021	177,719
Kemira Oyj	174,268	2,102,821
Kojamo Oyj	69,934	1,175,082
Konecranes Oyj	96,691	2,281,932
Metsa Board Oyj, B Shares	174,285	1,503,664
Metso Outotec Oyj	101,213	795,878
Orion Oyj, B Shares	83,077	3,773,414
Sanoma Oyj	81,046	1,108,343
Terveystalo Oyj	38,447	342,144
TietoEVRY Oyj	88,156	2,262,226
Tokmanni Group Corp.	48,453	580,278
Uponor Oyj	61,363	922,468
Valmet Oyj	136,515	3,472,997
YIT Oyj	370,248	1,215,196
		25,545,549

France 3.9%
Accor S.A. *	127,895	3,069,796
Aeroports de Paris *	24,505	3,372,120
Albioma S.A.	4,815	242,086
Altarea S.C.A.	1,842	241,900
Alten S.A.	20,264	2,508,342
Amundi S.A.	43,219	2,203,364
Beneteau S.A.	56,635	607,080
BioMerieux	17,667	1,621,238
Carmila S.A.	18,526	295,826
CGG S.A. *	3,200,121	3,046,046
Cie Plastic Omnium S.A.	141,575	2,639,367
Coface S.A. *	102,440	1,030,085
Covivio	36,789	2,064,219
Dassault Aviation S.A.	15,200	2,093,957
Derichebourg S.A.	148,176	839,605
Elior Group S.A. *	715,812	2,306,189
Eramet S.A.	11,184	954,229
Eurazeo SE	49,315	2,957,965
Eurofins Scientific SE	30,048	2,087,840
Euronext N.V.	25,133	1,865,109
Fnac Darty S.A.	51,025	1,723,954
Gaztransport Et Technigaz S.A.	11,114	1,419,311
Gecina S.A.	24,101	2,155,681
Getlink SE	217,019	4,100,417
ICADE	38,089	1,683,685
Imerys S.A.	83,707	2,432,558
Ipsen S.A.	19,191	1,843,876
IPSOS	54,294	2,475,897
JCDecaux S.A. *	98,734	1,373,069
Kaufman & Broad S.A.	36,508	868,206
Korian S.A.	113,517	1,453,091
La Francaise des Jeux SAEM	36,134	1,176,149
Lagardere S.A.	155,950	2,509,047
Maisons du Monde S.A.	76,709	736,636
Mercialys S.A.	113,875	900,025
Mersen S.A.	26,890	797,657
Metropole Television S.A.	113,298	1,403,578
Nexans S.A.	32,219	2,951,440
Nexity S.A.	89,513	2,012,618
Orpea S.A. *	76,965	1,682,505
Quadient S.A.	107,150	1,818,730

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Remy Cointreau S.A.	7,588	1,413,859
Rothschild & Co.	16,589	592,178
Sartorius Stedim Biotech	2,118	778,851
SMCP S.A. *	53,540	294,758
Societe BIC S.A.	57,705	3,290,031
SOITEC *	1,824	259,161
Sopra Steria Group S.A.	16,961	2,353,608
SPIE S.A.	156,053	3,414,558
Technicolor S.A. *	357,406	1,113,389
Television Francaise 1	255,469	1,624,809
Trigano S.A.	7,677	668,132
UbiSoft Entertainment S.A. *	72,293	3,344,660
Verallia S.A.	60,013	1,381,924
Vicat S.A.	44,138	1,120,669
Virbac S.A.	1,735	645,513
Worldline S.A. *	57,345	2,467,410
		98,328,003

Germany 3.5%
1&1 AG	77,551	1,247,702
Aareal Bank AG *	612	20,308
Aareal Bank AG, Tender Shares *	109,470	3,500,465
ADLER Group S.A. *(a)	75,384	211,943
ADVA Optical Networking SE *	20,228	376,295
Aroundtown S.A.	466,249	1,363,377
Bechtle AG	57,397	2,206,465
Befesa S.A.	19,442	802,328
Bilfinger SE	65,917	1,961,971
Borussia Dortmund GmbH & Co. KGaA *	135,003	530,520
CANCOM SE	30,984	869,874
Carl Zeiss Meditec AG, Class B	7,945	992,245
CECONOMY AG	768,572	1,116,750
Cewe Stiftung & Co. KGaA	7,851	622,092
CompuGroup Medical SE & Co. KgaA	5,769	217,654
CTS Eventim AG & Co., KGaA *	18,907	1,019,990
Deutsche Euroshop AG	9,599	229,724
Deutsche Pfandbriefbank AG	275,608	2,386,154
Deutsche Wohnen SE	47,220	1,074,994
Deutz AG	349,346	1,318,020
DIC Asset AG	17,843	183,009
Duerr AG	77,185	1,704,389
DWS Group GmbH & Co. KGaA	39,264	1,074,697
ElringKlinger AG	93,813	660,335
Encavis AG	18,008	386,604
Evotec SE *	11,674	257,549
Fielmann AG	18,902	703,635
Fraport AG Frankfurt Airport Services Worldwide *	45,491	1,972,458
Gerresheimer AG	32,058	1,681,103
Global Fashion Group S.A. *	124,395	175,370
Grand City Properties S.A.	69,627	827,558
GRENKE AG (a)	26,380	635,572
Hamburger Hafen und Logistik AG	42,241	517,351
Heidelberger Druckmaschinen AG *	144,696	211,847
Hella GmbH & Co. KGaA	30,335	2,144,385
HelloFresh SE *	21,526	516,461
HOCHTIEF AG	43,676	2,163,859
Hornbach Holding AG & Co. KGaA	20,485	1,447,058
Hugo Boss AG	76,041	4,159,587
Jenoptik AG	42,452	900,708
JOST Werke AG	19,371	719,731
Kloeckner & Co. SE	329,715	2,983,903
Kontron AG (a)	38,937	593,952
Krones AG	21,829	1,803,204
LEG Immobilien SE	25,650	1,942,680
Leoni AG *(a)	185,852	1,303,512
Nemetschek SE	4,108	243,304
SECURITY	NUMBER OF SHARES	VALUE ($)
Nordex SE *	90,012	869,454
Norma Group SE	55,448	873,134
PATRIZIA SE	20,169	255,540
Puma SE	39,851	2,445,203
QIAGEN N.V. *	54,188	2,465,615
Rational AG	1,036	560,982
RTL Group S.A. *	73,162	2,722,017
SAF-Holland SE	109,619	873,552
Sartorius AG	139	53,393
Scout24 SE	30,333	1,755,047
Siltronic AG	18,573	1,275,576
Sixt SE	12,972	1,271,137
Software AG	47,465	1,291,531
Stabilus SE	25,122	1,288,332
Stroeer SE & Co. KGaA	20,113	856,715
Suedzucker AG	177,199	2,433,971
Synlab AG	20,776	305,013
TAG Immobilien AG	86,382	798,690
Takkt AG	73,568	745,681
Talanx AG	80,561	2,859,585
Vantage Towers AG	13,218	343,183
Vitesco Technologies Group AG, Class A *	70,268	3,439,629
Wacker Chemie AG	13,737	1,962,170
Wacker Neuson SE	42,439	704,130
		86,431,972

Hong Kong 3.5%
Asia Cement China Holdings Corp.	1,722,433	862,440
AsiaInfo Technologies Ltd.	177,875	256,087
ASMPT Ltd.	325,752	2,533,767
BOC Aviation Ltd.	183,680	1,475,506
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Budweiser Brewing Co. APAC Ltd.	874,134	2,578,238
Cathay Pacific Airways Ltd. *(a)	2,232,198	2,320,689
Chow Sang Sang Holdings International Ltd.	924,287	1,043,361
Chow Tai Fook Jewellery Group Ltd.	1,423,139	2,875,706
CITIC Telecom International Holdings Ltd.	3,111,741	1,074,402
CK Infrastructure Holdings Ltd.	167,341	1,019,117
Cowell e Holdings, Inc. *(a)	1,165,005	2,371,912
DFI Retail Group Holdings Ltd.	682,935	1,857,583
FIH Mobile Ltd. *	15,959,000	2,073,957
FIT Hon Teng Ltd. *	4,335,207	646,234
Fortune Real Estate Investment Trust	1,006,031	819,042
GCL New Energy Holdings Ltd. *(a)	17,631,550	197,682
Haitong International Securities Group Ltd.	6,086,091	674,608
Hang Lung Properties Ltd.	1,580,846	2,634,458
HKBN Ltd.	752,996	719,528
Huabao International Holdings Ltd. (a)	867,039	445,182
Hysan Development Co., Ltd.	509,405	1,437,576
IGG, Inc. *	2,800,860	1,209,721
Jinchuan Group International Resources Co., Ltd. (a)	4,945,260	535,553
JS Global Lifestyle Co., Ltd.	518,222	616,015
Kerry Logistics Network Ltd.	467,949	1,030,235
Kerry Properties Ltd.	1,375,696	3,175,957
Lee & Man Paper Manufacturing Ltd.	3,962,854	1,423,807
L'Occitane International S.A.	153,365	483,610
Luk Fook Holdings International Ltd.	810,287	2,080,213
Man Wah Holdings Ltd.	943,977	748,076
Melco International Development Ltd. *	2,933,473	1,936,002
MGM China Holdings Ltd. *	962,803	499,259
Minth Group Ltd.	698,876	1,990,085

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
MMG Ltd. *	4,837,110	1,331,171
NagaCorp Ltd. *	1,916,035	1,555,023
Nexteer Automotive Group Ltd.	2,185,822	1,631,948
NWS Holdings Ltd.	3,358,064	3,234,482
Orient Overseas International Ltd.	39,790	1,114,283
Pacific Basin Shipping Ltd.	3,835,984	1,368,450
Pacific Textiles Holdings Ltd.	1,562,593	587,303
Power Assets Holdings Ltd.	105,681	632,832
Powerlong Real Estate Holdings Ltd.	5,271,772	664,945
Prada S.p.A.	265,463	1,440,813
Samsonite International S.A. *	1,690,797	4,144,675
Singamas Container Holdings Ltd.	3,168,928	294,733
Sino Land Co., Ltd.	3,118,518	4,569,199
SITC International Holdings Co., Ltd.	456,009	1,161,977
SJM Holdings Ltd. *(a)	3,488,879	1,222,398
Sun Hung Kai & Co., Ltd.	765,425	353,025
Swire Properties Ltd.	821,309	1,898,182
Texhong Textile Group Ltd.	476,190	448,352
The Bank of East Asia Ltd.	2,163,822	2,729,296
Towngas Smart Energy Co., Ltd. *	1,543,251	678,343
Truly International Holdings Ltd.	4,192,135	924,007
Uni-President China Holdings Ltd.	1,718,827	1,482,569
United Energy Group Ltd.	2,661,513	328,923
Value Partners Group Ltd.	1,600,377	471,008
Vinda International Holdings Ltd.	128,885	360,438
Vitasoy International Holdings Ltd. *	615,449	966,044
VSTECS Holdings Ltd.	1,802,198	1,193,988
VTech Holdings Ltd.	336,243	2,289,786
Wynn Macau Ltd. *	2,522,927	1,523,621
Xinyi Glass Holdings Ltd.	1,202,347	2,230,412
		88,477,834

Ireland 0.3%
AIB Group plc	994,542	2,266,139
Dalata Hotel Group plc *	196,973	692,241
Glanbia plc (a)	240,835	3,068,314
Irish Continental Group plc	163,462	687,063
		6,713,757

Israel 1.7%
Alony Hetz Properties & Investments Ltd.	19,842	322,046
Azrieli Group Ltd.	10,274	857,080
Bezeq The Israeli Telecommunication Corp., Ltd.	2,713,433	4,592,472
Cellcom Israel Ltd. *	160,460	1,007,684
Clal Insurance Enterprises Holdings Ltd. *	31,353	679,474
Delek Automotive Systems Ltd.	27,586	426,920
Delek Group Ltd. *	18,477	3,218,264
Elbit Systems Ltd.	13,778	2,953,627
FIBI Holdings Ltd.	11,978	633,027
Formula Systems 1985 Ltd.	3,400	340,056
G City Ltd.	137,589	902,518
Harel Insurance Investments & Financial Services Ltd.	107,089	1,223,341
Isracard Ltd.	194,108	649,468
Israel Corp., Ltd. *	7,315	3,562,446
Mivne Real Estate KD Ltd.	90,456	333,929
Mizrahi Tefahot Bank Ltd.	62,142	2,540,640
Nice Ltd. *	12,711	2,760,046
Oil Refineries Ltd.	8,614,133	3,721,237
Partner Communications Co., Ltd. *	128,495	1,115,971
Paz Oil Co., Ltd. *	25,518	3,353,100
Shikun & Binui Ltd. *	145,964	663,904
Shufersal Ltd.	140,418	963,713
SECURITY	NUMBER OF SHARES	VALUE ($)
Strauss Group Ltd.	28,097	737,805
The First International Bank of Israel Ltd.	32,190	1,505,739
The Phoenix Holdings Ltd.	79,754	966,221
Tower Semiconductor Ltd. *	80,556	3,792,352
		43,823,080

Italy 2.3%
ACEA S.p.A.	55,031	661,270
Amplifon S.p.A.	26,291	688,681
Anima Holding S.p.A.	393,212	1,344,340
Autogrill S.p.A. *	276,205	1,819,738
Azimut Holding S.p.A.	102,276	1,638,813
Banca Generali S.p.A.	36,069	958,957
Banca IFIS S.p.A.	56,292	676,423
Banca Mediolanum S.p.A.	205,781	1,319,755
Banca Monte dei Paschi di Siena S.p.A. *(a)	1,351,046	430,930
Banca Popolare di Sondrio S.p.A.	552,169	1,777,857
BFF Bank S.p.A.	139,372	885,019
BPER Banca	1,816,153	2,748,479
Brembo S.p.A.	171,896	1,585,034
Buzzi Unicem S.p.A.	134,255	2,257,876
Cementir Holding N.V.	35,236	204,794
Credito Emiliano S.p.A.	37,371	216,827
Danieli & C Officine Meccaniche S.p.A.	4,945	91,493
Davide Campari-Milano N.V.	144,217	1,422,330
De'Longhi S.p.A.	58,556	1,028,650
DiaSorin S.p.A.	6,956	915,943
Enav S.p.A. *	325,246	1,350,067
ERG S.p.A.	52,579	1,672,832
Esprinet S.p.A.	96,626	660,703
Fincantieri S.p.A. *(a)	1,031,641	519,202
FinecoBank Banca Fineco S.p.A.	173,320	1,884,858
Infrastrutture Wireless Italiane S.p.A.	79,783	742,891
Interpump Group S.p.A.	38,300	1,361,034
Iren S.p.A.	1,098,665	1,662,667
Italgas S.p.A.	553,797	2,859,529
Maire Tecnimont S.p.A. (a)	221,649	565,667
MARR S.p.A.	52,946	623,971
MFE-MediaForEurope N.V., Class A *	2,409,767	1,024,988
MFE-MediaForEurope N.V., Class B *	980,970	572,120
Moncler S.p.A.	59,078	2,651,878
Nexi S.p.A. *	59,533	491,000
OVS S.p.A.	602,547	917,319
Piaggio & C S.p.A.	314,343	771,886
Recordati Industria Chimica e Farmaceutica S.p.A.	44,982	1,842,737
Reply S.p.A.	6,235	738,559
Saipem S.p.A. *(a)	1,160,002	817,208
Salvatore Ferragamo S.p.A.	60,066	970,013
Saras S.p.A. *	5,888,130	7,164,176
SOL S.p.A.	17,742	317,917
Technogym S.p.A.	80,762	556,290
Unieuro S.p.A.	32,221	368,062
UnipolSai Assicurazioni S.p.A.	630,257	1,404,400
Webuild S.p.A. (a)	487,021	688,062
		57,873,245

Japan 34.4%
ABC-Mart, Inc.	40,693	1,646,801
Acom Co., Ltd.	475,819	1,139,563
Activia Properties, Inc.	162	505,428
Adastria Co., Ltd.	99,295	1,447,612
ADEKA Corp.	173,715	2,963,650
Advance Residence Investment Corp.	373	990,182
Aeon Delight Co., Ltd.	43,925	903,374

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
AEON Financial Service Co., Ltd.	245,785	2,544,285
Aeon Hokkaido Corp.	42,065	352,299
Aeon Mall Co., Ltd.	204,472	2,454,402
AEON REIT Investment Corp.	525	595,347
Ahresty Corp.	184,358	543,931
Ai Holdings Corp.	22,615	349,278
Aica Kogyo Co., Ltd.	91,063	2,026,542
Aichi Steel Corp.	84,598	1,263,249
Aida Engineering Ltd.	120,105	746,839
Aiful Corp.	269,965	767,295
Ain Holdings, Inc.	49,239	2,830,910
Aisan Industry Co., Ltd.	96,310	509,253
Akebono Brake Industry Co., Ltd. *	244,755	300,150
Alconix Corp.	43,790	448,877
Alpen Co., Ltd.	44,630	677,378
Amano Corp.	111,886	2,089,615
Anritsu Corp.	128,889	1,534,116
AOKI Holdings, Inc.	224,306	1,142,363
Aoyama Trading Co., Ltd.	457,553	3,063,006
Aozora Bank Ltd.	159,442	3,092,801
Arata Corp.	90,940	2,709,340
Arcland Sakamoto Co., Ltd.	68,378	737,915
Arcs Co., Ltd.	199,871	2,936,968
Ariake Japan Co., Ltd.	15,294	522,947
As One Corp.	11,790	546,869
Asahi Diamond Industrial Co., Ltd.	70,555	396,482
Asahi Holdings, Inc.	79,477	1,193,660
Asahi Intecc Co., Ltd.	45,344	819,381
Asanuma Corp.	43,970	895,418
Asics Corp.	182,140	3,366,223
ASKUL Corp.	72,414	964,824
Autobacs Seven Co., Ltd.	177,450	1,829,223
Avex, Inc.	91,172	1,033,886
Axial Retailing, Inc.	59,708	1,498,892
Azbil Corp.	107,480	3,093,563
BayCurrent Consulting, Inc.	825	246,979
Belc Co., Ltd.	23,654	952,132
Bell System24 Holdings, Inc.	23,640	254,093
Belluna Co., Ltd.	154,100	822,608
Benesse Holdings, Inc.	147,486	2,331,050
BIPROGY, Inc.	93,625	2,093,688
BML, Inc.	29,655	764,773
Bunka Shutter Co., Ltd.	144,109	1,111,290
Calbee, Inc.	121,606	2,422,032
Canon Electronics, Inc.	56,738	666,326
Canon Marketing Japan, Inc.	132,944	3,035,295
Capcom Co., Ltd.	58,105	1,596,971
Cawachi Ltd.	64,385	983,250
Central Glass Co., Ltd.	140,950	3,426,521
Chudenko Corp.	69,360	1,064,729
Chugoku Marine Paints Ltd.	119,658	763,912
Citizen Watch Co., Ltd.	857,448	3,692,671
CKD Corp.	81,221	1,084,509
CMK Corp.	85,545	291,270
Colowide Co., Ltd.	50,341	680,897
Comforia Residential REIT, Inc.	107	263,592
Cosmos Pharmaceutical Corp.	19,852	2,103,703
Create SD Holdings Co., Ltd.	38,727	874,413
Credit Saison Co., Ltd.	352,765	4,458,390
CyberAgent, Inc.	209,216	2,066,126
Daihen Corp.	35,167	1,052,790
Daiho Corp.	38,002	1,111,618
Daiichikosho Co., Ltd.	74,720	2,196,458
Daiken Corp.	30,055	422,992
Daiki Aluminium Industry Co., Ltd.	39,380	384,639
Daikokutenbussan Co., Ltd.	9,375	400,361
Daio Paper Corp.	150,966	1,422,266
Daiseki Co., Ltd.	27,208	824,336
SECURITY	NUMBER OF SHARES	VALUE ($)
Daishi Hokuetsu Financial Group, Inc.	54,662	1,034,290
Daito Pharmaceutical Co., Ltd.	13,520	259,428
Daiwa House REIT Investment Corp.	446	1,035,975
Daiwa Office Investment Corp.	61	309,785
Daiwa Securities Living Investments Corp.	379	339,836
DCM Holdings Co., Ltd.	315,004	2,347,334
Dena Co., Ltd.	113,160	1,557,506
Descente Ltd.	33,981	840,792
Dexerials Corp.	36,259	1,024,014
Disco Corp.	12,908	3,184,517
DMG Mori Co., Ltd.	152,864	2,011,354
Doshisha Co., Ltd.	75,822	833,563
Doutor Nichires Holdings Co., Ltd.	98,860	1,150,306
DTS Corp.	55,355	1,437,533
Duskin Co., Ltd.	94,069	1,947,542
DyDo Group Holdings, Inc.	24,519	822,459
Eagle Industry Co., Ltd.	116,149	981,140
Earth Corp.	21,095	830,865
Eizo Corp.	36,890	1,011,232
Elecom Co., Ltd.	62,162	762,760
en-japan, Inc.	19,785	342,107
ESPEC Corp.	18,835	248,642
Exedy Corp.	195,639	2,536,074
Ezaki Glico Co., Ltd.	106,957	2,796,892
Fancl Corp.	46,095	941,020
FCC Co., Ltd.	166,112	1,731,519
Food & Life Cos., Ltd.	50,216	800,920
Foster Electric Co., Ltd.	219,595	1,234,009
FP Corp.	49,548	1,174,140
Frontier Real Estate Investment Corp.	110	422,940
Fudo Tetra Corp.	21,829	247,382
Fuji Co., Ltd.	83,589	1,208,988
Fuji Corp.	116,027	1,708,286
Fuji Media Holdings, Inc.	155,269	1,237,672
Fuji Oil Co., Ltd.	188,230	501,041
Fuji Oil Holdings, Inc.	105,541	1,805,903
Fuji Seal International, Inc.	101,250	1,134,292
Fuji Soft, Inc.	27,803	1,638,597
Fujibo Holdings, Inc.	22,404	585,049
Fujimi, Inc.	6,400	310,247
Fujimori Kogyo Co., Ltd.	37,888	966,161
Fujitec Co., Ltd.	94,969	1,929,866
Fujitsu General Ltd.	75,844	1,620,559
Fukuoka Financial Group, Inc.	192,067	3,444,390
Fukuoka REIT Corp.	269	330,465
Fukuyama Transporting Co., Ltd.	63,353	1,453,292
Furukawa Co., Ltd.	121,846	1,111,886
Furuno Electric Co., Ltd.	75,684	614,207
Fuso Chemical Co., Ltd.	9,810	250,513
Futaba Corp.	70,470	337,036
Futaba Industrial Co., Ltd.	590,243	1,537,080
Fuyo General Lease Co., Ltd.	17,873	1,062,388
Gakken Holdings Co., Ltd.	38,170	270,391
Geo Holdings Corp.	197,039	2,346,701
GLOBERIDE, Inc.	18,135	359,495
Glory Ltd.	174,341	2,774,364
GLP J-REIT	769	942,493
GMO Internet, Inc.	35,055	656,214
Godo Steel Ltd. *	66,700	882,918
Goldwin, Inc.	17,373	1,043,947
Gree, Inc.	88,035	542,975
GungHo Online Entertainment, Inc.	65,837	1,098,985
Gunze Ltd.	50,010	1,421,384
H.I.S. Co., Ltd. *(a)	73,972	1,109,914
H.U. Group Holdings, Inc.	117,652	2,406,084
Hakuto Co., Ltd.	15,035	360,623
Hamakyorex Co., Ltd.	45,422	1,041,962

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hamamatsu Photonics K.K.	51,603	2,214,881
Hazama Ando Corp.	534,761	3,336,832
Heiwa Corp.	102,034	1,560,412
Heiwa Real Estate Co., Ltd.	24,515	695,881
Heiwado Co., Ltd.	133,355	1,916,272
Hikari Tsushin, Inc.	21,288	2,710,429
Hirata Corp.	17,079	563,037
Hirose Electric Co., Ltd.	22,552	3,229,267
Hisamitsu Pharmaceutical Co., Inc.	87,711	2,144,925
Hitachi Transport System Ltd.	42,295	2,678,810
Hitachi Zosen Corp.	381,167	2,430,670
Hogy Medical Co., Ltd.	26,426	665,297
Hokuetsu Corp.	426,092	2,311,424
Hokuhoku Financial Group, Inc.	306,548	1,830,995
Hokuto Corp.	20,785	288,778
Horiba Ltd.	48,584	2,239,508
Hoshizaki Corp.	95,710	2,865,259
Hosiden Corp.	244,711	2,799,723
Hosokawa Micron Corp.	14,655	278,458
House Foods Group, Inc.	121,899	2,601,098
Hulic Co., Ltd.	313,607	2,398,005
Hulic REIT, Inc.	229	274,222
Ibiden Co., Ltd.	75,730	2,447,397
Ichikoh Industries Ltd.	172,652	473,275
Idec Corp.	15,790	333,968
IDOM, Inc.	127,377	759,897
Iino Kaiun Kaisha Ltd.	167,142	992,302
Inaba Denki Sangyo Co., Ltd.	146,443	2,910,373
Inabata & Co., Ltd.	206,582	3,639,122
Industrial & Infrastructure Fund Investment Corp.	280	371,246
Ines Corp.	23,825	267,768
INFRONEER Holdings, Inc.	471,800	3,393,216
Intage Holdings, Inc.	24,430	283,203
Internet Initiative Japan, Inc.	39,450	1,442,824
Invincible Investment Corp.	1,255	388,382
Iriso Electronics Co., Ltd.	23,533	709,597
Iseki & Co., Ltd.	41,003	376,237
Ishihara Sangyo Kaisha Ltd.	116,716	949,725
Ito En Ltd.	49,887	2,209,603
Itochu Enex Co., Ltd.	271,596	2,137,502
Itochu Techno-Solutions Corp.	94,184	2,401,734
Izumi Co., Ltd.	142,533	3,094,855
Jaccs Co., Ltd.	54,542	1,512,815
JAFCO Group Co., Ltd.	73,181	1,069,010
Japan Airport Terminal Co., Ltd. *	29,213	1,218,042
Japan Aviation Electronics Industry Ltd.	124,809	2,106,785
Japan Display, Inc. *	2,707,837	1,230,613
Japan Excellent, Inc.	407	385,788
Japan Hotel REIT Investment Corp.	1,041	516,651
Japan Lifeline Co., Ltd.	88,602	649,375
Japan Logistics Fund, Inc.	166	395,766
Japan Metropolitan Fund Invest	2,562	2,044,056
Japan Petroleum Exploration Co., Ltd.	98,789	2,804,218
Japan Post Bank Co., Ltd.	382,558	2,798,296
Japan Prime Realty Investment Corp.	286	851,037
Japan Real Estate Investment Corp.	405	1,884,400
JEOL Ltd.	13,160	537,317
JM Holdings Co., Ltd.	22,195	255,533
Joshin Denki Co., Ltd.	129,721	1,797,613
Joyful Honda Co., Ltd.	158,056	1,985,035
Juki Corp.	135,673	694,881
JVCKenwood Corp.	1,174,936	1,737,507
Kadokawa Corp.	51,308	1,125,167
Kaga Electronics Co., Ltd.	56,582	1,691,848
Kagome Co., Ltd.	83,096	1,843,248
Kakaku.com, Inc.	50,925	951,090
Kaken Pharmaceutical Co., Ltd.	55,699	1,554,951
SECURITY	NUMBER OF SHARES	VALUE ($)
Kamigumi Co., Ltd.	204,763	4,028,052
Kanamoto Co., Ltd.	111,539	1,729,911
Kandenko Co., Ltd.	417,211	2,525,086
Kansai Paint Co., Ltd.	207,399	3,213,656
Kanto Denka Kogyo Co., Ltd.	85,916	624,111
Katitas Co., Ltd.	14,010	341,091
Kato Sangyo Co., Ltd.	116,163	2,874,222
Kawasaki Kisen Kaisha Ltd.	53,070	3,399,543
Keihan Holdings Co., Ltd.	133,894	3,419,187
Keikyu Corp.	322,183	3,330,483
Keisei Electric Railway Co., Ltd.	111,877	3,147,486
Keiyo Co., Ltd.	104,756	689,935
Kenedix Office Investment Corp.	110	571,326
Kenedix Residential Next Investment Corp.	193	314,787
Kenedix Retail REIT Corp.	137	281,758
KFC Holdings Japan Ltd.	13,645	275,312
KH Neochem Co., Ltd.	47,573	884,712
Kissei Pharmaceutical Co., Ltd.	40,389	724,307
Kitz Corp.	255,301	1,502,800
Koa Corp.	25,575	437,981
Kobayashi Pharmaceutical Co., Ltd.	31,175	1,783,356
Koei Tecmo Holdings Co., Ltd.	19,853	672,388
Kohnan Shoji Co., Ltd.	69,836	1,740,547
Kojima Co., Ltd.	64,400	297,320
Kokusai Pulp & Paper Co., Ltd.	146,000	750,932
Kokuyo Co., Ltd.	199,075	2,584,923
Komeri Co., Ltd.	94,228	1,780,221
Konami Group Corp.	60,218	3,075,516
Kose Corp.	24,963	2,384,203
Kumagai Gumi Co., Ltd.	120,705	2,322,238
Kumiai Chemical Industry Co., Ltd.	122,651	962,628
Kura Sushi, Inc.	25,014	584,637
Kureha Corp.	30,674	2,079,968
Kusuri no Aoki Holdings Co., Ltd.	19,799	879,797
KYB Corp.	61,970	1,479,680
Kyoei Steel Ltd.	105,103	1,165,326
Kyokuto Kaihatsu Kogyo Co., Ltd.	54,940	543,752
KYORIN Holdings, Inc.	87,699	1,108,376
Kyoritsu Maintenance Co., Ltd.	26,039	1,027,472
Kyowa Kirin Co., Ltd.	146,031	3,302,486
Kyudenko Corp.	104,230	2,113,548
Kyushu Financial Group, Inc.	490,045	1,346,850
Lawson, Inc.	81,531	2,711,328
Life Corp.	61,461	1,161,607
Lintec Corp.	123,003	2,065,652
M3, Inc.	43,119	1,406,247
Mabuchi Motor Co., Ltd.	86,303	2,471,581
Macnica Holdings, Inc.	149,451	3,245,068
Makino Milling Machine Co., Ltd.	57,306	1,823,044
Mandom Corp.	90,339	981,429
Maruha Nichiro Corp.	169,408	3,045,372
Marui Group Co., Ltd.	184,068	3,330,154
Maruichi Steel Tube Ltd.	96,835	2,080,948
Maruwa Co., Ltd.	2,820	358,844
Matsuda Sangyo Co., Ltd.	28,265	496,485
Max Co., Ltd.	70,712	1,024,272
Maxell Holdings Ltd.	136,399	1,460,170
MCJ Co., Ltd.	128,021	896,724
Mebuki Financial Group, Inc.	1,391,829	2,680,746
Megachips Corp.	11,900	237,356
Megmilk Snow Brand Co., Ltd.	211,049	2,615,561
Meidensha Corp.	94,622	1,369,246
Meiko Electronics Co., Ltd.	11,399	269,300
Meitec Corp.	74,688	1,323,776
Menicon Co., Ltd.	26,713	650,362
METAWATER Co., Ltd.	20,055	297,588

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mimasu Semiconductor Industry Co., Ltd.	15,450	238,284
MIRAIT ONE Corp.	224,262	2,533,412
Mitsuba Corp.	200,565	643,834
Mitsubishi HC Capital, Inc.	569,082	2,775,109
Mitsubishi Logisnext Co., Ltd.	173,707	1,051,327
Mitsubishi Logistics Corp.	101,320	2,653,141
Mitsui E&S Holdings Co., Ltd. *	316,855	991,993
Mitsui High-Tec, Inc.	3,357	211,167
Mitsui Matsushima Holdings Co., Ltd.	18,562	488,738
Mitsui-Soko Holdings Co., Ltd.	64,221	1,563,541
Miura Co., Ltd.	61,780	1,328,521
Mixi, Inc.	140,100	2,422,505
Mizuho Leasing Co., Ltd.	37,336	907,645
Mizuno Corp.	81,783	1,585,219
Mochida Pharmaceutical Co., Ltd.	22,565	559,140
Monex Group, Inc.	70,690	256,498
MonotaRO Co., Ltd.	41,904	762,963
Mori Hills Reit Investment Corp.	306	345,236
Mori Trust Sogo REIT, Inc.	287	300,405
Morinaga & Co., Ltd.	68,201	1,958,088
MOS Food Services, Inc.	31,539	723,492
Musashi Seimitsu Industry Co., Ltd.	111,672	1,367,856
Nabtesco Corp.	139,114	3,336,729
Nachi-Fujikoshi Corp.	57,234	1,566,839
Namura Shipbuilding Co., Ltd. *(a)	117,265	513,471
Nankai Electric Railway Co., Ltd.	160,167	3,207,384
NEC Networks & System Integration Corp.	88,456	1,112,839
NET One Systems Co., Ltd.	75,012	1,674,749
Nexon Co., Ltd.	157,519	3,169,129
Nichias Corp.	123,025	2,142,343
Nichicon Corp.	111,896	1,186,562
Nichiha Corp.	70,288	1,412,098
Nichi-iko Pharmaceutical Co., Ltd. *	244,722	610,812
Nichireki Co., Ltd.	69,203	680,923
Nifco, Inc.	127,278	2,901,342
Nihon Chouzai Co., Ltd.	29,679	287,530
Nihon Kohden Corp.	91,433	2,107,329
Nihon M&A Center Holdings, Inc.	47,449	598,653
Nihon Parkerizing Co., Ltd.	187,696	1,305,240
Nikkiso Co., Ltd.	170,626	1,254,232
Nikkon Holdings Co., Ltd.	142,683	2,434,231
Nippn Corp.	165,647	1,876,038
Nippon Accommodations Fund, Inc.	95	468,061
Nippon Building Fund, Inc.	412	2,062,601
Nippon Carbon Co., Ltd.	9,190	272,468
Nippon Chemi-Con Corp. *	58,536	776,117
Nippon Coke & Engineering Co., Ltd.	245,863	179,132
Nippon Denko Co., Ltd.	251,155	673,974
Nippon Densetsu Kogyo Co., Ltd.	106,604	1,381,911
Nippon Gas Co., Ltd.	130,348	2,089,329
Nippon Kanzai Co., Ltd.	13,640	261,632
Nippon Kayaku Co., Ltd.	342,474	3,001,666
Nippon Paint Holdings Co., Ltd.	285,274	2,234,861
Nippon Prologis REIT, Inc.	374	945,623
NIPPON REIT Investment Corp.	127	349,966
Nippon Sanso Holdings Corp.	130,326	2,391,700
Nippon Sheet Glass Co., Ltd. *	613,757	2,364,265
Nippon Shinyaku Co., Ltd.	27,334	1,508,423
Nippon Shokubai Co., Ltd.	92,390	3,692,268
Nippon Signal Co., Ltd.	154,442	1,039,455
Nippon Soda Co., Ltd.	65,837	2,191,796
Nippon Television Holdings, Inc.	65,432	559,801
Nippon Thompson Co., Ltd.	134,205	557,634
Nippon Yakin Kogyo Co., Ltd.	48,467	1,009,372
Nipro Corp.	291,027	2,384,899
Nishimatsu Construction Co., Ltd.	79,827	2,329,307
SECURITY	NUMBER OF SHARES	VALUE ($)
Nishimatsuya Chain Co., Ltd.	88,347	1,042,001
Nishi-Nippon Financial Holdings, Inc.	277,972	1,483,854
Nishi-Nippon Railroad Co., Ltd.	128,815	2,687,343
Nishio Rent All Co., Ltd.	56,834	1,194,693
Nissha Co., Ltd.	95,006	1,246,643
Nisshinbo Holdings, Inc.	467,026	3,645,245
Nissin Electric Co., Ltd.	81,817	881,174
Nitta Corp.	39,882	844,391
Nittetsu Mining Co., Ltd.	22,539	1,004,804
Nitto Boseki Co., Ltd.	40,233	736,311
Nitto Kogyo Corp.	81,110	1,506,642
Noevir Holdings Co., Ltd.	15,187	633,225
NOF Corp.	67,214	2,569,769
Nohmi Bosai Ltd.	22,475	267,673
Nojima Corp.	115,324	2,339,341
Nomura Co., Ltd.	127,535	871,240
Nomura Real Estate Master Fund, Inc.	1,716	2,106,858
Nomura Research Institute Ltd.	116,205	3,177,038
Noritake Co., Ltd.	21,540	652,610
Noritz Corp.	64,820	724,768
North Pacific Bank Ltd.	428,239	713,603
NS Solutions Corp.	43,248	1,187,078
NS United Kaiun Kaisha Ltd.	10,755	374,340
NSD Co., Ltd.	59,214	1,073,434
NTN Corp. *	2,048,552	3,916,078
NTT UD REIT Investment Corp.	304	330,041
Obic Co., Ltd.	12,598	1,887,542
Ohsho Food Service Corp.	12,081	566,467
Okamura Corp.	204,207	1,965,101
Okasan Securities Group, Inc.	274,411	663,139
Oki Electric Industry Co., Ltd.	414,964	2,254,052
OKUMA Corp.	65,814	2,516,243
Okumura Corp.	101,656	2,151,551
Okuwa Co., Ltd.	190,567	1,252,347
Onoken Co., Ltd.	62,345	668,761
Onward Holdings Co., Ltd.	592,711	1,180,077
Open House Group Co., Ltd.	51,177	2,019,392
Optex Group Co., Ltd.	19,535	293,254
Oracle Corp. Japan	23,655	1,424,846
Organo Corp.	4,750	319,351
Orient Corp.	1,126,536	991,433
Orix JREIT, Inc.	950	1,312,353
Osaka Soda Co., Ltd.	47,779	1,304,552
OSG Corp.	134,033	1,866,068
Outsourcing, Inc.	120,179	1,059,396
Oyo Corp.	19,095	255,656
Pacific Industrial Co., Ltd.	171,039	1,344,869
PAL GROUP Holdings Co., Ltd.	23,535	393,028
Paramount Bed Holdings Co., Ltd.	67,090	1,273,319
Park24 Co., Ltd. *	150,557	2,167,804
Pasona Group, Inc.	35,786	542,889
Pigeon Corp.	106,974	1,607,407
Pilot Corp.	48,490	1,748,963
Plenus Co., Ltd.	62,570	863,003
Pola Orbis Holdings, Inc.	112,898	1,260,711
Press Kogyo Co., Ltd.	601,474	1,917,775
Pressance Corp.	24,425	266,230
Prima Meat Packers Ltd.	106,124	1,665,065
Qol Holdings Co., Ltd.	71,198	650,219
Raito Kogyo Co., Ltd.	79,347	1,059,486
Rakuten Group, Inc.	532,530	2,596,864
Relia, Inc.	108,348	791,751
Relo Group, Inc.	74,628	1,213,428
Resorttrust, Inc.	77,434	1,251,791
Restar Holdings Corp.	95,456	1,415,744
Retail Partners Co., Ltd.	164,724	1,275,014
Riken Corp.	26,725	464,808
Riso Kagaku Corp.	20,590	367,909

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Rock Field Co., Ltd.	23,365	263,947
Rohto Pharmaceutical Co., Ltd.	85,940	2,606,873
Roland DG Corp.	11,730	278,812
Round One Corp.	85,393	1,239,392
Royal Holdings Co., Ltd. *	49,992	788,693
Ryobi Ltd.	229,227	2,147,995
Ryoyo Electro Corp.	41,427	681,061
S Foods, Inc.	64,013	1,379,310
Saizeriya Co., Ltd.	50,707	952,139
Sakai Chemical Industry Co., Ltd.	31,640	450,093
Sakai Moving Service Co., Ltd.	9,285	308,440
Sakata INX Corp.	150,588	1,062,399
Sakata Seed Corp.	27,277	1,017,292
SAMTY Co., Ltd.	35,499	565,679
San-A Co., Ltd.	46,290	1,387,448
Sangetsu Corp.	143,445	1,684,606
Sanken Electric Co., Ltd.	28,855	1,029,309
Sanki Engineering Co., Ltd.	143,493	1,703,801
Sankyo Co., Ltd.	60,838	1,794,968
Sanoh Industrial Co., Ltd.	97,317	531,426
Sanrio Co., Ltd.	33,772	895,308
Sanyo Chemical Industries Ltd.	27,812	956,994
Sanyo Denki Co., Ltd.	16,443	646,452
Sanyo Special Steel Co., Ltd.	60,819	923,089
Sapporo Holdings Ltd.	147,065	3,241,000
Sato Holdings Corp.	56,051	777,537
SBS Holdings, Inc.	10,765	224,813
SCREEN Holdings Co., Ltd.	34,951	2,364,944
SCSK Corp.	131,216	2,158,142
Seibu Holdings, Inc.	373,041	3,807,776
Seiko Holdings Corp.	75,060	1,559,948
Seiren Co., Ltd.	66,916	1,024,798
Sekisui House REIT, Inc.	785	477,937
Sekisui Jushi Corp.	49,635	617,998
Senko Group Holdings Co., Ltd.	362,963	2,497,866
Senshu Ikeda Holdings, Inc.	579,405	923,704
Seven Bank Ltd.	922,419	1,756,672
Sharp Corp.	319,407	2,311,021
Shibaura Machine Co., Ltd.	45,372	1,004,812
Shima Seiki Manufacturing Ltd.	49,748	797,045
Shindengen Electric Manufacturing Co., Ltd.	27,340	724,794
Shin-Etsu Polymer Co., Ltd.	36,840	355,843
Shinko Electric Industries Co., Ltd.	34,851	988,021
Shinmaywa Industries Ltd.	227,372	1,745,167
Shinsei Bank Ltd.	74,168	1,048,651
Ship Healthcare Holdings, Inc.	128,194	2,421,006
Shizuoka Gas Co., Ltd.	116,685	879,609
SHO-BOND Holdings Co., Ltd.	25,598	1,113,478
Shochiku Co., Ltd. *	7,195	636,326
Shoei Foods Corp.	24,749	723,055
Showa Sangyo Co., Ltd.	85,785	1,601,526
Siix Corp.	128,906	1,038,687
Sinfonia Technology Co., Ltd.	37,510	410,209
SKY Perfect JSAT Holdings, Inc.	397,915	1,590,225
Skylark Holdings Co., Ltd. *	294,184	3,255,389
Sodick Co., Ltd.	120,260	702,691
Sotetsu Holdings, Inc.	127,486	2,208,071
Square Enix Holdings Co., Ltd.	62,432	2,733,722
St Marc Holdings Co., Ltd.	61,169	709,980
Star Micronics Co., Ltd.	60,786	805,510
Starts Corp., Inc.	61,133	1,183,632
Sugi Holdings Co., Ltd.	61,611	2,631,106
Sumida Corp.	42,806	300,761
Sumitomo Bakelite Co., Ltd.	49,157	1,567,350
Sumitomo Mitsui Construction Co., Ltd.	785,767	2,630,088
Sumitomo Osaka Cement Co., Ltd.	134,574	3,426,844
Sumitomo Pharma Co., Ltd.	259,597	1,945,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Sumitomo Riko Co., Ltd.	156,720	660,231
Sun Frontier Fudousan Co., Ltd.	32,320	280,476
Suruga Bank Ltd.	542,007	1,470,115
SWCC Showa Holdings Co., Ltd.	58,120	770,182
Systena Corp.	77,955	241,246
T RAD Co., Ltd.	21,780	439,606
Tachi-S Co., Ltd.	105,615	934,821
Tadano Ltd.	250,514	1,727,620
Taiho Kogyo Co., Ltd.	58,455	297,704
Taikisha Ltd.	78,082	1,805,250
Taisho Pharmaceutical Holdings Co., Ltd.	65,430	2,449,643
Taiyo Holdings Co., Ltd.	27,684	547,789
Takamatsu Construction Group Co., Ltd.	31,145	430,469
Takaoka Toko Co., Ltd.	24,655	343,792
Takara Holdings, Inc.	278,362	2,128,503
Takara Leben Co., Ltd.	302,650	827,443
Takara Standard Co., Ltd.	150,545	1,437,847
Takasago Thermal Engineering Co., Ltd.	164,689	1,959,042
Takeuchi Manufacturing Co., Ltd.	63,919	1,223,279
Takuma Co., Ltd.	112,632	1,141,554
Tamura Corp.	163,610	874,554
Tanseisha Co., Ltd.	100,187	575,285
TBS Holdings, Inc.	74,638	870,620
TechnoPro Holdings, Inc.	58,227	1,327,303
T-Gaia Corp.	78,850	941,934
The 77 Bank Ltd.	107,528	1,379,927
The Awa Bank Ltd.	49,885	683,726
The Bank of Kyoto Ltd.	42,098	1,652,033
The Chiba Bank Ltd.	570,887	3,096,895
The Chugoku Bank Ltd.	211,295	1,423,622
The Gunma Bank Ltd.	713,105	2,001,067
The Hachijuni Bank Ltd.	616,585	2,126,079
The Hyakugo Bank Ltd.	267,006	614,427
The Hyakujushi Bank Ltd.	24,900	305,356
The Iyo Bank Ltd.	328,307	1,534,665
The Japan Steel Works Ltd.	83,907	1,811,604
The Japan Wool Textile Co., Ltd.	154,726	1,144,052
The Keiyo Bank Ltd.	105,000	367,358
The Kiyo Bank Ltd.	81,908	886,290
The Musashino Bank Ltd.	58,500	717,403
The Nanto Bank Ltd.	50,017	709,348
The Nisshin Oillio Group Ltd.	95,211	2,239,047
The Ogaki Kyoritsu Bank Ltd.	55,602	693,496
The Okinawa Electric Power Co., Inc.	183,473	1,502,196
The San-in Godo Bank Ltd.	214,125	1,059,619
The Shiga Bank Ltd.	57,617	1,069,421
The Shizuoka Bank Ltd.	470,902	2,737,941
The Sumitomo Warehouse Co., Ltd.	91,427	1,445,025
THK Co., Ltd.	173,333	3,567,315
TKC Corp.	25,448	640,675
Toa Corp.	44,796	790,090
Toagosei Co., Ltd.	286,622	2,251,624
Tocalo Co., Ltd.	58,026	540,809
Toda Corp.	546,829	2,713,929
Toei Co., Ltd.	6,056	805,574
Toho Co., Ltd.	84,570	3,239,435
Toho Zinc Co., Ltd.	50,733	895,536
Tokai Carbon Co., Ltd.	280,380	2,071,121
TOKAI Holdings Corp.	273,905	1,758,524
Tokai Rika Co., Ltd.	279,298	3,026,190
Tokai Tokyo Financial Holdings, Inc.	264,394	720,945
Token Corp.	23,744	1,524,412
Tokyo Century Corp.	57,785	2,084,220
Tokyo Ohka Kogyo Co., Ltd.	29,734	1,475,707
Tokyo Seimitsu Co., Ltd.	44,582	1,505,095
Tokyo Steel Manufacturing Co., Ltd.	140,242	1,498,275
Tokyo Tatemono Co., Ltd.	258,068	3,900,108

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tokyo Tekko Co., Ltd.	42,955	415,529
Tokyu Construction Co., Ltd.	319,203	1,510,530
Tokyu REIT, Inc.	191	273,497
Tomy Co., Ltd.	202,543	1,933,016
Topcon Corp.	114,703	1,570,469
Topre Corp.	248,441	2,234,849
Toshiba TEC Corp.	42,515	1,277,367
Totetsu Kogyo Co., Ltd.	81,581	1,368,266
Towa Pharmaceutical Co., Ltd.	38,122	606,652
Toyo Construction Co., Ltd.	216,919	1,344,155
Toyo Ink SC Holdings Co., Ltd.	147,951	2,042,764
Toyo Tire Corp.	249,517	3,049,102
Toyobo Co., Ltd.	346,375	2,643,569
Toyota Boshoku Corp.	227,744	3,344,900
TPR Co., Ltd.	164,257	1,514,304
Trancom Co., Ltd.	18,020	991,831
Transcosmos, Inc.	56,434	1,571,399
Trend Micro, Inc.	69,668	4,332,106
Trusco Nakayama Corp.	82,466	1,164,786
TSI Holdings Co., Ltd.	536,890	1,506,584
Tsubaki Nakashima Co., Ltd.	89,210	753,579
Tsubakimoto Chain Co.	113,687	2,648,938
Tsugami Corp.	35,415	321,641
Tsumura & Co.	76,506	1,763,294
TV Asahi Holdings Corp.	69,504	729,510
UACJ Corp.	122,608	2,139,504
Uchida Yoko Co., Ltd.	22,562	812,964
Ulvac, Inc.	62,157	2,452,651
Unipres Corp.	406,798	2,828,878
United Arrows Ltd.	103,243	1,367,388
United Super Markets Holdings, Inc.	323,017	2,465,298
United Urban Investment Corp.	1,315	1,405,829
Unitika Ltd. *	253,364	475,200
Ushio, Inc.	146,279	1,797,029
USS Co., Ltd.	133,447	2,371,963
UT Group Co., Ltd.	14,415	291,888
V Technology Co., Ltd.	23,129	502,206
Valor Holdings Co., Ltd.	177,356	2,274,763
Valqua Ltd.	33,325	652,677
VT Holdings Co., Ltd.	252,670	880,358
Wacoal Holdings Corp.	143,354	2,306,073
Wacom Co., Ltd.	125,156	761,093
Wakita & Co., Ltd.	122,237	989,359
Warabeya Nichiyo Holdings Co., Ltd.	99,110	1,622,222
Welcia Holdings Co., Ltd.	116,605	2,458,694
World Co., Ltd.	93,822	919,777
Xebio Holdings Co., Ltd.	154,654	1,078,813
Yamaguchi Financial Group, Inc.	358,046	1,973,289
Yamato Kogyo Co., Ltd.	49,421	1,761,152
Yamazen Corp.	304,311	2,052,521
Yaoko Co., Ltd.	36,029	1,678,971
Yellow Hat Ltd.	90,829	1,180,695
Yodogawa Steel Works Ltd.	48,330	875,431
Yokogawa Bridge Holdings Corp.	69,009	970,233
Yokohama Reito Co., Ltd.	138,343	922,120
Yokowo Co., Ltd.	18,565	296,370
Yondoshi Holdings, Inc.	53,375	687,666
Yoshinoya Holdings Co., Ltd.	78,111	1,385,572
Yuasa Trading Co., Ltd.	88,423	2,242,069
Zenkoku Hosho Co., Ltd.	26,170	871,232
Zenrin Co., Ltd.	78,161	538,458
Zensho Holdings Co., Ltd.	99,581	2,625,562
Zeon Corp.	287,043	2,780,875
ZERIA Pharmaceutical Co., Ltd.	46,121	693,021
Zojirushi Corp.	69,359	802,538
ZOZO, Inc.	34,262	768,655
		859,229,138

SECURITY	NUMBER OF SHARES	VALUE ($)
Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	0

Netherlands 1.5%
Adyen N.V. *	845	1,312,770
AMG Advanced Metallurgical Group N.V.	22,612	580,261
Arcadis N.V.	65,631	2,099,968
ASM International N.V.	9,124	2,487,244
Basic-Fit N.V. *	7,913	303,318
BE Semiconductor Industries N.V.	26,284	1,252,511
Boskalis Westminster	123,941	4,115,244
Corbion N.V.	49,381	1,406,231
Eurocommercial Properties N.V.	52,553	1,102,339
Flow Traders	27,818	556,930
ForFarmers N.V. (a)	138,592	392,302
Fugro N.V. CVA *	128,231	1,638,861
Heijmans N.V. CVA	54,163	563,153
IMCD N.V.	17,557	2,432,781
Intertrust N.V. *	80,273	1,570,782
JDE Peet's N.V.	57,893	1,788,343
Koninklijke BAM Groep N.V. *	767,372	2,052,537
Koninklijke Vopak N.V.	87,882	1,938,832
OCI N.V.	55,185	2,077,593
PostNL N.V.	622,400	1,330,566
Prosus N.V. *	14,516	901,337
Sligro Food Group N.V.	83,767	1,388,141
TKH Group N.V.	47,299	1,651,335
TomTom N.V. *	77,174	622,758
Van Lanschot Kempen N.V.	32,998	696,804
Wereldhave N.V.	76,373	1,035,989
		37,298,930

New Zealand 0.9%
Auckland International Airport Ltd. *	408,424	1,893,060
Chorus Ltd.	442,848	2,176,154
Contact Energy Ltd.	823,925	3,980,570
EBOS Group Ltd.	103,154	2,443,738
Fisher & Paykel Healthcare Corp., Ltd.	151,346	1,824,256
Freightways Ltd.	102,811	644,202
Genesis Energy Ltd.	809,117	1,468,366
Infratil Ltd.	222,841	1,236,446
KMD Brands Ltd.	411,671	272,587
Mainfreight Ltd.	20,598	940,833
Mercury NZ Ltd.	482,362	1,715,270
Meridian Energy Ltd.	984,438	3,020,813
Ryman Healthcare Ltd.	108,948	613,856
The a2 Milk Co., Ltd. *	357,153	1,364,187
		23,594,338

Norway 2.1%
Aker A.S.A., A Shares	20,278	1,601,946
Aker BP A.S.A.	250,101	8,762,475
Aker Solutions A.S.A.	404,252	1,586,189
Atea A.S.A. *	73,891	817,524
Austevoll Seafood A.S.A.	132,626	1,425,935
Bakkafrost P/F	22,441	1,318,310
Borregaard A.S.A.	52,785	807,401
BW Energy Ltd. *	2,932	7,333
BW LPG Ltd.	201,292	1,317,384
BW Offshore Ltd.	287,523	784,563
DNO A.S.A.	820,028	1,165,077
Elkem A.S.A. *	410,411	1,640,130
Elmera Group A.S.A.	199,226	399,088
Europris A.S.A.	175,599	1,058,108

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Frontline Ltd. *(a)	171,272	2,017,472
Gjensidige Forsikring A.S.A.	118,103	2,403,914
Grieg Seafood A.S.A.	67,517	821,839
Kongsberg Automotive A.S.A. *(a)	3,178,980	815,554
Kongsberg Gruppen A.S.A.	39,405	1,350,010
Leroy Seafood Group A.S.A.	251,105	1,685,141
Norske Skog A.S.A. *	72,192	505,205
Odfjell Drilling Ltd. *	124,675	339,824
Odfjell Technology Ltd. *	12,961	32,271
PGS A.S.A. *(a)	4,796,884	3,898,255
Salmar A.S.A.	28,308	1,881,181
Schibsted A.S.A., A Shares	25,872	476,555
Schibsted A.S.A., B Shares	29,051	501,447
SpareBank 1 Nord Norge	125,637	1,135,577
SpareBank 1 SMN	123,497	1,508,224
SpareBank 1 SR-Bank A.S.A.	161,052	1,846,780
Storebrand A.S.A.	297,544	2,393,148
TGS A.S.A.	209,283	3,199,088
Tomra Systems A.S.A.	61,074	1,399,130
Veidekke A.S.A.	147,073	1,505,682
Wallenius Wilhelmsen A.S.A. *	74,702	424,539
XXL A.S.A. (a)	573,507	323,330
		53,155,629

Poland 0.8%
Alior Bank S.A. *	166,978	926,964
Allegro.eu S.A. *	55,449	293,050
Asseco Poland S.A.	119,640	1,828,063
Bank Millennium S.A. *	575,032	463,702
CD Projekt S.A.	10,280	184,284
Ciech S.A. *	39,491	269,305
Cyfrowy Polsat S.A.	410,698	1,697,931
Dino Polska S.A. *	6,144	450,014
Enea S.A. *	1,194,793	1,930,001
Eurocash S.A. *	417,669	1,024,480
Grupa Azoty S.A. *	80,505	558,603
Jastrzebska Spolka Weglowa S.A. *	161,628	1,638,152
Kernel Holding S.A.	145,644	655,514
KRUK S.A.	5,405	348,316
LPP S.A.	399	721,899
mBank S.A. *	10,496	485,377
Orange Polska S.A.	1,453,615	1,856,786
Pepco Group N.V. *	31,631	238,892
Santander Bank Polska S.A.	27,617	1,260,642
Tauron Polska Energia S.A. *	4,680,914	2,302,301
		19,134,276

Portugal 0.4%
CTT-Correios de Portugal S.A.	201,630	658,934
EDP Renovaveis S.A.	56,322	1,368,857
NOS, SGPS S.A.	523,084	1,930,372
REN - Redes Energeticas Nacionais, SGPS, S.A.	527,256	1,399,681
Sonae, SGPS, S.A.	2,336,937	2,356,956
The Navigator Co., S.A.	475,347	1,891,865
		9,606,665

Republic of Korea 7.8%
AK Holdings, Inc.	45,820	548,107
AMOREPACIFIC Group	65,252	1,702,587
Asiana Airlines, Inc. *	89,589	1,021,444
BGF retail Co., Ltd.	11,849	1,421,827
BH Co., Ltd.	15,751	372,122
Binggrae Co., Ltd.	16,309	557,838
Celltrion Healthcare Co., Ltd.	6,882	370,971
SECURITY	NUMBER OF SHARES	VALUE ($)
Celltrion, Inc.	15,207	2,154,481
Cheil Worldwide, Inc.	104,167	1,705,549
Chong Kun Dang Pharmaceutical Corp.	9,815	630,338
CJ ENM Co., Ltd.	19,584	1,439,279
CJ Logistics Corp. *	18,914	1,675,682
Com2uS Corp.	12,012	727,428
Daehan Flour Mill Co., Ltd.	5,609	614,346
Daesang Corp.	76,341	1,289,901
Daesang Holdings Co., Ltd.	41,734	258,351
Daewoo Engineering & Construction Co., Ltd. *	461,081	1,792,547
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	136,209	2,051,969
Daou Data Corp.	32,953	299,338
Daou Technology, Inc.	59,056	830,065
DB HiTek Co., Ltd.	23,423	814,302
DGB Financial Group, Inc.	385,801	2,148,867
DL Holdings Co., Ltd.	36,587	1,827,230
Dongjin Semichem Co., Ltd.	9,835	254,046
Dongkuk Steel Mill Co., Ltd.	197,136	1,952,863
Dongwon F&B Co., Ltd.	2,488	288,318
Dongwon Industries Co., Ltd.	4,770	805,966
Doosan Bobcat, Inc.	43,269	1,122,526
Doosan Co., Ltd.	26,426	1,635,881
E1 Corp.	14,482	509,423
Easy Holdings Co., Ltd.	188,687	519,134
Fila Holdings Corp.	71,779	1,674,333
Gradiant Corp.	32,997	461,324
Green Cross Corp.	3,946	483,828
Green Cross Holdings Corp.	36,536	513,534
GS Global Corp. *	362,303	991,386
GS Retail Co., Ltd.	119,232	2,264,209
Halla Holdings Corp.	22,971	659,479
Handsome Co., Ltd.	31,931	677,986
Hanjin Transportation Co., Ltd.	49,182	946,833
Hankook & Co. Co., Ltd.	25,532	250,061
Hanmi Pharm Co., Ltd.	2,972	684,368
Hanon Systems	186,866	1,438,989
Hansae Co., Ltd.	16,497	195,490
Hanshin Construction Co., Ltd.	26,145	247,269
Hansol Chemical Co., Ltd.	3,224	526,667
Hansol Holdings Co., Ltd.	135,230	344,255
Hansol Paper Co., Ltd.	96,556	1,133,363
Hansol Technics Co., Ltd. *	69,954	317,462
Hanssem Co., Ltd.	14,006	563,360
Hanwha Aerospace Co., Ltd.	51,375	3,126,556
Hanwha General Insurance Co., Ltd. *	600,688	2,115,241
Hanwha Life Insurance Co., Ltd. *	1,439,772	2,486,541
Harim Holdings Co., Ltd.	159,330	994,659
HDC Holdings Co., Ltd.	164,823	858,896
HDC Hyundai Development Co-Engineering & Construction	189,409	1,763,031
Heungkuk Fire & Marine Insurance Co., Ltd. *	213,034	532,764
Hite Jinro Co., Ltd.	34,290	781,911
HJ Shipbuilding & Construction Co., Ltd. *	52,884	238,414
HMM Co., Ltd.	48,119	800,454
Hotel Shilla Co., Ltd.	34,250	1,889,761
HS Industries Co., Ltd.	167,250	624,585
Hyosung Advanced Materials Corp.	1,945	616,560
Hyosung Chemical Corp. *	4,454	577,750
Hyosung Corp.	17,324	967,517
Hyosung Heavy Industries Corp. *	21,724	1,200,257
Hyosung TNC Corp.	4,341	1,017,460
Hyundai Construction Equipment Co., Ltd.	53,451	1,626,448

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Hyundai Corp.	68,213	933,272
Hyundai Department Store Co., Ltd.	36,002	1,666,124
Hyundai Doosan Infracore Co., Ltd. *	330,060	1,522,538
Hyundai Elevator Co., Ltd.	34,896	764,422
Hyundai Greenfood Co., Ltd.	219,324	1,262,603
Hyundai Heavy Industries Co., Ltd. *	5,402	579,557
Hyundai Home Shopping Network Corp.	19,432	725,676
Hyundai Mipo Dockyard Co., Ltd. *	29,498	2,359,752
Hyundai Rotem Co., Ltd. *	24,533	555,755
Hyundai Wia Corp.	62,457	3,548,826
iMarketKorea, Inc.	68,175	530,089
Innocean Worldwide, Inc.	16,270	516,363
INTOPS Co., Ltd.	26,632	599,322
IS Dongseo Co., Ltd.	22,774	629,135
JB Financial Group Co., Ltd.	292,128	1,657,696
Kakao Corp.	24,415	1,339,809
Kangwon Land, Inc. *	112,774	2,238,533
KCC Corp.	7,410	1,631,524
KCC Glass Corp.	8,616	324,658
KEPCO Plant Service & Engineering Co., Ltd.	40,156	1,241,412
KISWIRE Ltd.	19,936	305,550
KIWOOM Securities Co., Ltd.	11,160	714,213
Kolmar Korea Co., Ltd.	7,555	216,616
Kolon Corp.	39,434	748,849
Kolon Industries, Inc.	48,571	1,906,454
Korea Aerospace Industries Ltd.	51,068	2,328,996
Korea Electric Terminal Co., Ltd.	17,113	853,379
Korea Investment Holdings Co., Ltd.	36,001	1,528,808
Korea Petrochemical Ind Co., Ltd.	12,148	1,108,038
Korean Reinsurance Co.	237,656	1,483,629
Krafton, Inc. *	4,350	801,671
Kukdo Chemical Co., Ltd.	7,013	271,596
Kumho Petrochemical Co., Ltd.	26,944	2,618,758
Kumho Tire Co., Inc. *	264,102	686,146
KUMHOE&C Co., Ltd.	82,312	510,777
Kwang Dong Pharmaceutical Co., Ltd.	120,488	599,940
LF Corp.	81,355	1,030,965
LG Hausys Ltd.	33,673	1,134,140
LG HelloVision Co., Ltd.	140,435	539,670
Lotte Chilsung Beverage Co., Ltd.	6,320	730,021
Lotte Corp.	44,191	1,369,457
LOTTE Fine Chemical Co., Ltd.	26,945	1,420,225
LOTTE Himart Co., Ltd.	116,417	1,370,841
LS Corp.	79,082	3,967,255
LS Electric Co., Ltd.	36,626	1,527,966
LX International Corp.	132,057	4,270,095
LX Semicon Co., Ltd.	3,424	243,703
Maeil Dairies Co., Ltd.	6,522	279,887
Mando Corp.	73,233	2,956,586
Mcnex Co., Ltd.	10,333	286,223
Meritz Financial Group, Inc.	44,409	1,022,614
Meritz Fire & Marine Insurance Co., Ltd.	122,783	3,520,413
Meritz Securities Co., Ltd.	312,601	1,131,164
Mirae Asset Securities Co., Ltd.	227,231	1,114,452
Namhae Chemical Corp.	34,704	278,919
Namyang Dairy Products Co., Ltd.	1,493	431,419
Netmarble Corp.	8,395	398,551
Nexen Tire Corp.	162,800	810,622
NH Investment & Securities Co., Ltd.	155,310	1,155,347
NHN Corp. *	26,242	497,353
NICE Holdings Co., Ltd.	59,014	602,251
NongShim Co., Ltd.	7,098	1,592,015
OCI Co., Ltd.	32,699	2,872,515
Orion Corp.	23,778	1,749,284
Orion Holdings Corp.	33,870	369,707
Ottogi Corp.	2,708	969,782
Pan Ocean Co., Ltd.	228,243	878,809
SECURITY	NUMBER OF SHARES	VALUE ($)
Partron Co., Ltd.	100,460	653,435
PHA Co., Ltd.	39,697	204,191
Poongsan Corp.	82,738	1,920,687
POSCO Chemical Co., Ltd.	2,989	375,427
Power Logics Co., Ltd. *	51,009	266,572
S-1 Corp.	32,220	1,401,969
Samchully Co., Ltd.	6,527	1,015,002
Samsung Card Co., Ltd.	66,955	1,569,316
Samsung Engineering Co., Ltd. *	134,667	2,360,989
Samsung Heavy Industries Co., Ltd. *	675,680	3,015,820
Samsung Securities Co., Ltd.	54,043	1,369,712
SAMT Co., Ltd.	211,049	553,046
Samyang Corp.	15,191	461,676
Samyang Holdings Corp.	20,768	1,066,698
Seah Besteel Holdings Corp.	61,909	863,222
Sebang Global Battery Co., Ltd.	16,471	641,575
Seohan Co., Ltd.	507,704	495,349
Seohee Construction Co., Ltd.	339,858	358,267
Seoul Semiconductor Co., Ltd.	81,267	701,756
Seoyon Co., Ltd.	68,367	346,039
Seoyon E-Hwa Co., Ltd.	117,690	759,347
SFA Engineering Corp.	38,800	1,192,240
Shinsegae, Inc.	15,669	2,618,236
SK Chemicals Co., Ltd.	8,615	629,918
SK Discovery Co., Ltd.	34,778	943,846
SK Gas Ltd.	12,691	1,105,380
SK Networks Co., Ltd.	974,052	3,306,191
SKC Co., Ltd.	10,847	985,317
SL Corp.	31,724	911,957
SNT Motiv Co., Ltd.	21,284	771,765
Songwon Industrial Co., Ltd.	17,057	242,296
SSANGYONG C&E Co., Ltd.	119,762	611,547
Sungwoo Hitech Co., Ltd.	351,038	1,377,855
Taekwang Industrial Co., Ltd.	2,818	1,738,141
TKG Huchems Co., Ltd.	41,124	654,885
Tongyang Life Insurance Co., Ltd.	67,041	282,188
Tongyang, Inc.	562,252	475,006
WONIK IPS Co., Ltd.	25,780	539,673
Young Poong Corp.	1,864	971,334
Youngone Corp.	56,669	1,889,602
Yuhan Corp.	31,525	1,338,731
		194,754,667

Singapore 1.8%
Ascendas Real Estate Investment Trust	1,304,656	2,637,180
Ascott Residence Trust	1,344,294	1,050,305
CapitaLand China Trust	365,625	288,286
CapitaLand Integrated Commercial Trust	1,413,053	2,096,638
Capitaland Investment Ltd.	3,218,939	8,514,003
City Developments Ltd.	539,836	3,145,916
Cromwell European Real Estate Investment Trust	121,240	251,140
First Resources Ltd.	571,656	618,737
Frasers Logistics & Commercial Trust	341,035	332,455
Genting Singapore Ltd.	6,121,441	3,400,557
Hutchison Port Holdings Trust, Class U	6,668,815	1,433,795
Keppel Infrastructure Trust	3,687,729	1,506,706
Manulife US Real Estate Investment Trust	400,025	192,012
Mapletree Industrial Trust	552,352	1,001,685
Mapletree Logistics Trust	823,801	986,128
Mapletree Pan Asia Commercial Trust	793,079	1,045,993
NetLink NBN Management PTE Ltd.	1,335,167	894,833
Olam Group Ltd.	1,097,545	1,156,470
SATS Ltd. *	554,637	1,606,145
Sembcorp Industries Ltd.	1,221,230	2,967,508
Sembcorp Marine Ltd. *	16,139,640	1,353,550

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore Exchange Ltd.	366,648	2,494,079
Singapore Post Ltd.	1,207,125	501,851
Singapore Technologies Engineering Ltd.	1,258,455	3,364,660
Suntec Real Estate Investment Trust	878,118	994,500
UOL Group Ltd.	408,870	2,028,084
		45,863,216

Spain 1.4%
Abengoa S.A., B Shares *(b)	192,522,094	0
Almirall S.A.	50,846	459,898
Applus Services S.A.	243,574	1,629,981
Atresmedia Corp de Medios de Comunicaion S.A.	179,159	491,818
Bankinter S.A.	572,739	2,939,483
Cellnex Telecom S.A.	46,973	1,831,250
Cia de Distribucion Integral Logista Holdings S.A.	79,087	1,538,031
Cie Automotive S.A.	56,529	1,385,825
Construcciones y Auxiliar de Ferrocarriles S.A.	24,359	705,432
Ebro Foods S.A.	134,343	2,128,996
Ence Energia y Celulosa S.A.	279,585	993,537
Faes Farma S.A.	252,310	1,003,426
Fluidra S.A.	20,385	326,945
Gestamp Automocion S.A.	505,858	1,866,802
Grupo Catalana Occidente S.A.	62,328	1,830,078
Indra Sistemas S.A.	125,136	986,511
Inmobiliaria Colonial Socimi S.A.	119,042	705,049
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	626,083	674,256
Mediaset Espana Comunicacion S.A. *	160,408	446,151
Melia Hotels International S.A. *	166,738	1,015,202
Merlin Properties Socimi S.A.	171,167	1,569,706
Obrascon Huarte Lain S.A. *	1,143,933	654,510
Prosegur Cia de Seguridad S.A.	809,685	1,495,646
Sacyr S.A.	700,689	1,565,571
Siemens Gamesa Renewable Energy S.A. *	133,436	2,405,114
Tecnicas Reunidas S.A. *(a)	102,964	638,813
Unicaja Banco S.A.	1,779,683	1,604,340
Viscofan S.A.	37,004	2,080,003
		34,972,374

Sweden 3.0%
AAK AB	128,785	1,980,236
AddTech AB, B Shares	50,065	706,722
AFRY AB	90,060	1,194,222
Ambea AB	66,057	268,744
Arjo AB, B Shares	129,330	583,328
Attendo AB *	273,609	600,572
Axfood AB	97,087	2,935,459
Beijer Alma AB	16,787	257,017
Beijer Ref AB	60,606	788,834
Betsson AB, B Shares *	226,190	1,421,605
Bilia AB, A Shares	117,125	1,464,992
BillerudKorsnas AB	249,368	3,263,307
Bonava AB, B Shares	243,141	874,400
Bravida Holding AB	171,442	1,559,113
Byggmax Group AB	50,744	209,118
Castellum AB	126,460	1,785,716
Clas Ohlson AB, B Shares	69,140	626,491
Cloetta AB, B Shares	344,955	605,352
Concentric AB	28,274	527,017
Coor Service Management Holding AB	118,743	924,081
Dometic Group AB	279,717	1,603,606
SECURITY	NUMBER OF SHARES	VALUE ($)
Dustin Group AB	84,857	492,786
Electrolux Professional AB, B Shares	124,463	619,784
Elekta AB, B Shares	238,778	1,375,642
EQT AB	12,363	279,391
Evolution AB	8,735	705,240
Fabege AB	75,290	669,402
Fastighets AB Balder, B Shares *	102,070	567,693
Fingerprint Cards AB, B Shares *(a)	408,755	273,317
Getinge AB, B Shares	99,880	1,861,258
Granges AB	152,008	1,185,100
Hexpol AB	230,882	2,062,755
Holmen AB, B Shares	65,811	2,838,354
Hufvudstaden AB, A Shares	20,554	245,683
Indutrade AB	86,437	1,611,155
Intrum AB	78,449	1,416,889
Investment AB Latour, B Shares	16,391	325,253
Inwido AB	56,224	552,022
JM AB	90,026	1,556,982
Kinnevik AB, B Shares *	125,191	1,794,876
L E Lundbergfortagen AB, B Shares	44,319	1,842,240
Lifco AB, B Shares	48,532	759,707
Lindab International AB	53,274	767,552
Loomis AB	123,216	3,346,557
MEKO AB	56,432	517,710
Modern Times Group MTG AB, B Shares *	54,982	483,983
Mycronic AB	36,664	436,179
NCC AB, B Shares	158,131	1,497,547
New Wave Group AB, B Shares	22,783	368,316
Nibe Industrier AB, B Shares	222,601	2,098,676
Nobia AB	339,757	880,606
Nolato AB, B Shares	94,964	495,216
Pandox AB *	65,757	816,919
Peab AB, B Shares	344,011	2,128,787
Ratos AB, B Shares	319,786	1,353,036
Resurs Holding AB	271,325	580,504
Saab AB, B Shares	106,855	3,585,533
Samhallsbyggnadsbolaget i Norden AB (a)	130,317	210,858
Samhallsbyggnadsbolaget i Norden AB, Class D	2,294	4,539
Scandi Standard AB *	100,925	446,668
Scandic Hotels Group AB *(a)	284,049	1,015,105
Sweco AB, B Shares	115,743	1,096,120
Swedish Orphan Biovitrum AB *	65,573	1,452,895
Tethys Oil AB *	119,134	717,050
Thule Group AB	43,806	1,076,483
Viaplay Group AB, B Shares *	26,622	680,994
VNV Global AB *	99,304	223,763
Wallenstam AB, B Shares	88,282	398,518
Wihlborgs Fastigheter AB	105,766	763,411
		74,658,986

Switzerland 2.7%
Allreal Holding AG	10,652	1,674,283
ALSO Holding AG *	4,971	827,184
ams-OSRAM AG *	158,093	1,162,756
Arbonia AG	55,171	721,330
Aryzta AG *	2,099,212	2,464,980
Autoneum Holding AG	7,466	838,438
Banque Cantonale Vaudoise	18,630	1,773,377
Belimo Holding AG	2,946	1,122,918
BKW AG	14,118	1,715,656
Bobst Group S.A.	9,903	800,601
Bucher Industries AG	6,581	2,360,111
Burckhardt Compression Holding AG	1,748	734,341
Bystronic AG	1,588	1,012,076

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Cembra Money Bank AG	28,507	1,932,208
Comet Holding AG	1,478	258,057
Daetwyler Holding AG	3,091	618,865
dormakaba Holding AG	2,981	1,252,329
Emmi AG	1,713	1,512,994
EMS-Chemie Holding AG	2,712	1,913,225
Flughafen Zuerich AG *	14,263	2,411,389
Forbo Holding AG	893	1,118,137
Galenica AG	54,513	3,848,502
Helvetia Holding AG	34,064	3,773,061
Huber & Suhner AG	17,708	1,478,766
Implenia AG *	56,720	1,685,414
Inficon Holding AG	823	575,961
Interroll Holding AG	196	449,859
Kardex Holding AG	1,535	270,526
Komax Holding AG	2,697	706,064
Landis & Gyr Group AG *	32,751	1,916,166
Mobimo Holding AG	4,119	1,012,921
OC Oerlikon Corp. AG	261,144	1,913,192
PSP Swiss Property AG	13,912	1,579,435
Rieter Holding AG	4,483	460,266
Schweiter Technologies AG	1,157	1,216,335
SFS Group AG	13,660	1,280,691
Siegfried Holding AG *	1,387	1,112,073
Softwareone Holding AG *	88,335	1,167,602
St. Galler Kantonalbank AG	1,650	777,704
Stadler Rail AG (a)	35,044	1,075,073
Straumann Holding AG	12,957	1,429,857
Sulzer AG	16,563	992,813
Tecan Group AG	3,018	1,116,346
Temenos AG	15,280	1,255,341
u-blox Holding AG *	10,599	1,472,641
Valiant Holding AG	12,483	1,186,969
Valora Holding AG	9,611	2,555,515
VAT Group AG	5,168	1,242,290
Vontobel Holding AG	15,868	980,419
Zehnder Group AG	9,824	583,833
Zur Rose Group AG *(a)	3,191	149,815
		67,490,705

United Kingdom 8.6%
4imprint Group plc	22,529	996,160
888 Holdings plc	210,749	302,611
Airtel Africa plc	974,087	1,499,551
Ascential plc *	165,503	390,936
Ashmore Group plc	362,427	856,935
Assura plc	341,245	258,693
Aston Martin Lagonda Global Holdings plc *(a)	23,985	124,390
Auto Trader Group plc	199,575	1,513,645
Avast plc	161,676	1,330,052
AVEVA Group plc	25,874	842,995
Babcock International Group plc *	651,670	2,494,751
Bank of Georgia Group plc	46,326	1,078,099
Beazley plc	437,321	2,966,692
Biffa plc	246,914	1,156,132
Big Yellow Group plc	45,283	700,794
Bodycote plc	236,495	1,514,896
Brewin Dolphin Holdings plc *	231,592	1,379,740
Britvic plc	229,054	2,084,243
C&C Group plc *	453,017	906,664
Capita plc *	3,663,890	1,108,458
Capricorn Energy plc *	113,016	305,356
Card Factory plc *	1,862,691	887,561
Carnival plc *	271,620	2,302,791
Centamin plc	2,474,055	2,611,656
Chemring Group plc	229,910	837,348
SECURITY	NUMBER OF SHARES	VALUE ($)
Cineworld Group plc *(a)	5,038,680	199,342
Clarkson plc	16,768	588,264
Close Brothers Group plc	173,911	2,066,124
Coats Group plc	1,699,337	1,188,386
Computacenter plc	62,696	1,801,940
ConvaTec Group plc	1,052,256	2,664,305
Countryside Properties plc *	522,736	1,470,762
Cranswick plc	65,855	2,361,702
Crest Nicholson Holdings plc	623,637	1,700,956
De La Rue plc *	475,317	475,648
Dechra Pharmaceuticals plc	16,460	668,435
Derwent London plc	37,083	1,051,128
Diploma plc	38,752	1,132,707
DiscoverIE Group plc	33,804	310,741
Diversified Energy Co., plc	156,919	241,750
Domino's Pizza Group plc	203,204	558,018
Dr. Martens plc	188,638	519,335
Dunelm Group plc	85,059	681,440
easyJet plc *	606,796	2,540,432
Elementis plc *	844,595	1,090,875
Endeavour Mining plc	49,278	965,030
EnQuest plc *	1,882,642	657,193
Essentra plc	494,106	1,144,134
Euromoney Institutional Investor plc	95,451	1,612,689
FDM Group Holdings plc	30,656	271,459
Ferrexpo plc	667,090	1,156,576
Forterra plc	269,526	831,094
Frasers Group plc *	195,861	1,834,626
Fresnillo plc	180,784	1,448,541
Games Workshop Group plc	11,272	931,899
Genuit Group plc	148,623	622,576
Genus plc	20,693	605,812
Grafton Group plc	284,197	2,389,908
Grainger plc	300,028	936,320
Great Portland Estates plc	139,317	807,304
Greencore Group plc *	993,188	982,900
Greggs plc	64,087	1,375,846
Halfords Group plc	475,752	722,982
Halma plc	107,988	2,607,337
Hammerson plc (a)	2,615,240	664,307
Harbour Energy plc	427,865	2,374,810
Hargreaves Lansdown plc	153,134	1,456,854
Hikma Pharmaceuticals plc	134,070	2,048,330
Hill & Smith Holdings plc	63,430	769,070
Hilton Food Group plc	66,026	745,230
Hiscox Ltd.	215,869	2,255,140
Hochschild Mining plc	635,057	480,319
HomeServe plc *	178,086	2,457,639
Howden Joinery Group plc	385,531	2,562,425
Ibstock plc	549,723	1,213,430
IG Group Holdings plc	355,177	3,382,729
Indivior plc *	399,151	1,344,124
Intermediate Capital Group plc	110,079	1,750,962
Intu Properties plc *(a)(b)	11,806,310	0
Investec plc	399,237	1,928,820
IWG plc *	918,560	1,719,758
J.D. Sports Fashion plc	1,205,022	1,583,744
J.D. Wetherspoon plc *	120,559	676,161
Jupiter Fund Management plc	790,411	893,970
Just Group plc	2,332,200	1,953,898
Kier Group plc *	1,664,569	1,386,815
Lancashire Holdings Ltd.	213,349	1,225,376
LondonMetric Property plc	92,620	234,082
LSL Property Services plc	68,758	270,423
Man Group plc	1,435,420	4,075,421
Marshalls plc	128,846	501,650
Marston's plc *	1,801,245	762,080
Mediclinic International plc	557,858	3,255,354

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mitchells & Butlers plc *	575,600	1,034,792
Mitie Group plc	847,181	716,662
Moneysupermarket.com Group plc	638,624	1,466,142
Morgan Advanced Materials plc	374,738	1,157,700
Morgan Sindall Group plc	72,244	1,450,929
National Express Group plc *	1,089,166	2,222,938
NewRiver REIT plc	702,330	677,485
Ocado Group plc *	82,652	698,222
OSB Group plc	206,756	1,323,197
Oxford Instruments plc	25,229	590,065
Pagegroup plc	384,347	1,941,856
Paragon Banking Group plc	218,231	1,363,623
PayPoint plc	103,863	778,306
Petrofac Ltd. *	1,502,430	2,085,635
Pets at Home Group plc	466,095	1,719,243
Playtech plc *	412,269	2,149,128
Plus500 Ltd.	145,612	2,876,991
Premier Foods plc	913,206	1,143,364
Primary Health Properties plc	161,662	257,146
Provident Financial plc	596,466	1,197,232
PZ Cussons plc	242,165	548,350
QinetiQ Group plc	640,747	2,597,577
Quilter plc	475,337	582,140
Rathbone Brothers plc	33,559	703,667
Reach plc	389,720	335,120
Redde Northgate plc	478,960	1,908,813
Redrow plc	399,445	2,351,858
Renewi plc *	42,718	385,724
Renishaw plc	15,759	677,742
Rhi Magnesita N.V.	41,670	877,134
Rightmove plc	171,230	1,210,602
Rolls-Royce Holdings plc *	4,079,897	3,655,473
Rotork plc	593,991	1,705,802
RS Group plc	245,621	3,103,837
Sabre Insurance Group plc	309,767	413,791
Safestore Holdings plc	57,753	741,903
Saga plc *	471,882	823,074
Savills plc	128,301	1,415,279
Schroders plc	77,728	2,431,142
Segro plc	161,403	1,771,034
Senior plc *	1,059,349	1,607,386
Serco Group plc	1,366,339	2,783,866
SIG plc *	1,795,405	701,949
Sirius Real Estate Ltd.	199,572	188,796
Softcat plc	40,240	606,829
Speedy Hire plc	717,928	342,506
Spirax-Sarco Engineering plc	19,840	2,432,091
Spire Healthcare Group plc *	183,185	495,583
Spirent Communications plc	314,849	945,204
SSP Group plc *	897,172	2,210,040
SThree plc	219,824	900,371
Synthomer plc	400,747	917,230
TBC Bank Group plc	42,321	873,601
Telecom Plus plc	73,903	1,676,874
The British Land Co., plc	586,197	2,938,481
The Go-Ahead Group plc *	276,172	4,961,701
The Restaurant Group plc *	912,442	435,092
The Unite Group plc	58,365	713,771
THG plc *	173,966	111,335
TI Fluid Systems plc	476,349	812,574
TP ICAP Group plc	1,153,734	2,066,084
Tritax Big Box REIT plc	301,010	583,175
TT Electronics plc	158,967	283,010
Tyman plc	275,488	737,283
Vesuvius plc	450,393	1,820,644
Victrex plc	68,182	1,388,390
Virgin Money UK plc	474,554	826,078
Vistry Group plc	242,507	2,178,438
SECURITY	NUMBER OF SHARES	VALUE ($)
Watches of Switzerland Group plc *	30,302	276,610
WH Smith plc *	106,916	1,778,404
Wickes Group plc	522,253	725,586
Wizz Air Holdings plc *	22,024	547,908
Workspace Group plc	72,038	437,139
		215,035,333
Total Common Stocks (Cost $2,655,327,764)		2,485,741,139

PREFERRED STOCKS 0.3% OF NET ASSETS

Germany 0.3%
Draegerwerk AG & Co. KGaA	30,907	1,465,353
Jungheinrich AG	62,613	1,533,717
Sartorius AG	2,336	976,934
Schaeffler AG	268,342	1,401,773
Sixt SE	16,686	1,000,005
		6,377,782

Italy 0.0%
Danieli & C Officine Meccaniche S.p.A. - RSP	78,067	996,953
Total Preferred Stocks (Cost $8,932,238)		7,374,735

RIGHTS 0.0% OF NET ASSETS

Hong Kong 0.0%
SJM Holdings Ltd.
expires 09/14/22, strike HKD 2.08 *(a)(b)	872,219	74,455
Total Rights (Cost $0)		74,455

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild S.p.A.
expires 04/16/27 *(a)(b)	37,091	52,402
Total Warrants (Cost $0)		52,402

SHORT-TERM INVESTMENTS 1.1% OF NET ASSETS

Money Market Funds 1.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)	3,226,129	3,226,129
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (c)(d)	24,369,973	24,369,973
		27,596,102
Total Short-Term Investments (Cost $27,596,102)		27,596,102
Total Investments in Securities (Cost $2,691,856,104)		2,520,838,833

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Schwab Fundamental International Small Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/16/22	80	7,308,400	(430,028)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $22,639,042.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)
HKD —	Hong Kong Dollar

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,147,255,598	$—	$—	$2,147,255,598
Hong Kong	88,477,834	—	0*	88,477,834
Luxembourg	—	—	0*	0
Spain	34,972,374	—	0*	34,972,374
United Kingdom	215,035,333	—	0*	215,035,333
Preferred Stocks[1]	7,374,735	—	—	7,374,735
Rights [1]
Hong Kong	—	—	74,455	74,455
Warrants [1]
Italy	—	—	52,402	52,402
Short-Term Investments[1]	27,596,102	—	—	27,596,102
Liabilities
Futures Contracts[2]	(430,028)	—	—	(430,028)
Total	$2,520,281,948	$—	$126,857	$2,520,408,805

*	Level 3 amount shown includes securities determined to have no value at August 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

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Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $2,691,856,104) including securities on loan of $22,639,042		$2,520,838,833
Foreign currency, at value (cost $1,708,859)		1,697,009
Deposit with broker for futures contracts		1,421,255
Receivables:
Dividends		4,526,604
Foreign tax reclaims		1,395,374
Income from securities on loan		117,762
Investments sold	+	3,450
Total assets		2,530,000,287
Liabilities
Collateral held for securities on loan		24,369,973
Payables:
Investments bought		3,571,079
Management fees		858,755
Variation margin on futures contracts	+	54,169
Total liabilities		28,853,976
Net assets		$2,501,146,311
Net Assets by Source
Capital received from investors		$2,834,171,035
Total distributable loss	+	(333,024,724)
Net assets		$2,501,146,311

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,501,146,311		81,700,000		$30.61

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Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $5,903,616)		$44,836,012
Securities on loan, net	+	813,715
Total investment income		45,649,727
Expenses
Management fees		5,025,296
Proxy fees[1]		114,721
Professional fees	+	590*
Total expenses		5,140,607
Expense reduction by investment adviser	–	590*
Net expenses	–	5,140,017
Net investment income		40,509,710
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated		(35,261,684)
Net realized gains on sales of in-kind redemptions - unaffiliated		33,176,368
Net realized losses on futures contracts		(3,366,775)
Net realized losses on foreign currency transactions	+	(1,852,387)
Net realized losses		(7,304,478)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		(424,720,756)
Net change in unrealized appreciation (depreciation) on futures contracts		394,425
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(187,822)
Net change in unrealized appreciation (depreciation)	+	(424,514,153)
Net realized and unrealized losses		(431,818,631)
Decrease in net assets resulting from operations		($391,308,921)

*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-contingent and non-routine expenses of the fund (see financial notes 2 (d) and 4 for additional information).
[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

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Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$40,509,710	$50,856,402
Net realized gains (losses)		(7,304,478)	60,907,756
Net change in unrealized appreciation (depreciation)	+	(424,514,153)	(89,215,607)
Increase (decrease) in net assets resulting from operations		($391,308,921)	$22,548,551
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($10,193,040)	($68,417,380)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		8,700,000	$281,437,503	13,600,000	$522,848,782
Shares redeemed	+	(1,900,000)	(64,742,920)	(2,200,000)	(83,941,621)
Net transactions in fund shares		6,800,000	$216,694,583	11,400,000	$438,907,161
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		74,900,000	$2,685,953,689	63,500,000	$2,292,915,357
Total increase (decrease)	+	6,800,000	(184,807,378)	11,400,000	393,038,332
End of period		81,700,000	$2,501,146,311	74,900,000	$2,685,953,689

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Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
FINANCIAL HIGHLIGHTS
	3/1/22– 8/31/22*	3/1/21– 2/28/22	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18
Per-Share Data
Net asset value at beginning of period	$29.25	$29.64	$25.54	$28.08	$31.22	$26.06
Income (loss) from investment operations:
Net investment income (loss)[1]	1.24	1.36	0.79	1.02	0.85	0.71
Net realized and unrealized gains (losses)	(4.22)	(0.41)	4.02	(2.53)	(3.20)	5.06
Total from investment operations	(2.98)	0.95	4.81	(1.51)	(2.35)	5.77
Less distributions:
Distributions from net investment income	(0.26)	(1.34)	(0.71)	(1.03)	(0.79)	(0.61)
Net asset value at end of period	$26.01	$29.25	$29.64	$25.54	$28.08	$31.22
Total return	(10.17%) [2]	2.97%	19.12%	(5.74%)	(7.36%)	22.32%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3,4]	0.39%	0.39%	0.39%	0.39%	0.39%
Net investment income (loss)	9.11% [3]	4.29%	3.11%	3.61%	2.99%	2.48%
Portfolio turnover rate[5]	16% [2]	20%	25%	32%	33%	14%
Net assets, end of period (x 1,000,000)	$4,437	$4,826	$3,806	$2,574	$2,342	$2,201

*	Unaudited.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Not annualized.
[3]	Annualized (except for proxy expenses).
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.1% OF NET ASSETS

Brazil 6.9%
Ambev S.A.	6,061,971	17,866,492
B3 S.A. - Brasil Bolsa Balcao	3,252,724	7,439,641
Banco Bradesco S.A.	3,482,430	10,646,920
Banco do Brasil S.A.	3,790,909	30,504,342
BRF S.A. *	2,241,080	6,856,035
CCR S.A.	2,657,123	7,072,327
Centrais Eletricas Brasileiras S.A.	1,152,673	10,258,589
Cia de Saneamento Basico do Estado de Sao Paulo	965,879	9,162,894
Cia Paranaense de Energia	701,707	888,477
Equatorial Energia S.A.	1,169,788	5,459,462
Itau Unibanco Holding S.A.	1,144,338	4,890,107
JBS S.A.	2,718,234	15,524,521
Petroleo Brasileiro S.A.	9,591,768	68,814,132
Suzano S.A.	596,745	5,097,845
Telefonica Brasil S.A.	1,039,953	8,257,801
TIM S.A.	2,241,581	5,118,298
Ultrapar Participacoes S.A.	5,761,342	15,045,543
Vale S.A.	4,887,783	60,849,644
Vibra Energia S.A.	4,452,376	15,777,962
		305,531,032

Chile 0.8%
Banco de Chile	61,094,349	5,819,911
Cencosud S.A.	5,610,094	7,875,250
Empresas CMPC S.A.	3,148,751	5,996,949
Empresas Copec S.A.	1,421,940	12,315,727
Falabella S.A.	1,732,922	4,100,304
		36,108,141

China 31.8%
Agile Group Holdings Ltd. *(a)	11,628,511	4,089,095
Agricultural Bank of China Ltd., A Shares	24,802,600	10,254,138
Agricultural Bank of China Ltd., H Shares	79,295,031	25,964,088
Alibaba Group Holding Ltd. *	6,111,185	73,422,826
Aluminum Corp. of China Ltd., A Shares	1,851,100	1,211,054
Aluminum Corp. of China Ltd., H Shares	7,323,030	2,705,720
Anhui Conch Cement Co., Ltd., A Shares	563,600	2,609,702
Anhui Conch Cement Co., Ltd., H Shares	2,281,586	8,720,714
BAIC Motor Corp., Ltd., H Shares	25,528,291	7,057,899
Baidu, Inc., A Shares *	1,563,814	28,192,625
Bank of China Ltd., A Shares	15,036,100	6,630,799
Bank of China Ltd., H Shares	208,004,243	73,143,417
Bank of Communications Co., Ltd., A Shares	8,277,000	5,499,149
SECURITY	NUMBER OF SHARES	VALUE ($)
Bank of Communications Co., Ltd., H Shares	21,072,530	12,027,868
Beijing Enterprises Holdings Ltd.	1,652,411	4,926,380
BYD Co., Ltd., A Shares	26,700	1,115,400
BYD Co., Ltd., H Shares	162,387	5,010,942
China Cinda Asset Management Co., Ltd., H Shares	38,447,205	5,290,327
China CITIC Bank Corp., Ltd., A Shares	2,542,300	1,652,197
China CITIC Bank Corp., Ltd., H Shares	32,359,787	13,894,071
China Communications Services Corp., Ltd., H Shares	12,295,635	5,279,282
China Construction Bank Corp., A Shares	2,163,100	1,732,099
China Construction Bank Corp., H Shares	263,017,310	163,195,156
China Everbright Bank Co., Ltd., A Shares	8,819,700	3,671,916
China Everbright Bank Co., Ltd., H Shares	10,027,952	3,079,096
China Everbright Environment Group Ltd.	8,170,720	4,049,523
China Evergrande Group *(b)	44,077,011	6,949,464
China Gas Holdings Ltd.	4,220,617	5,990,390
China Hongqiao Group Ltd.	5,918,438	5,776,035
China Jinmao Holdings Group Ltd. *	19,683,203	4,162,918
China Life Insurance Co., Ltd., H Shares	5,173,809	7,435,556
China Mengniu Dairy Co., Ltd. *	1,619,493	7,355,845
China Merchants Bank Co., Ltd., A Shares	1,339,700	6,811,655
China Merchants Bank Co., Ltd., H Shares	3,436,353	17,643,989
China Minsheng Banking Corp., Ltd., A Shares	11,342,400	5,923,311
China Minsheng Banking Corp., Ltd., H Shares	30,495,974	9,713,517
China National Building Material Co., Ltd., H Shares	15,792,770	14,970,118
China Oriental Group Co., Ltd.	25,212,544	4,657,776
China Overseas Land & Investment Ltd.	9,559,353	25,820,124
China Pacific Insurance Group Co., Ltd., A Shares	555,200	1,688,904
China Pacific Insurance Group Co., Ltd., H Shares	3,049,436	6,472,745
China Petroleum & Chemical Corp., A Shares	17,110,900	10,598,827
China Petroleum & Chemical Corp., H Shares	190,971,226	90,268,415
China Railway Group Ltd., A Shares	5,090,700	4,246,219
China Railway Group Ltd., H Shares	13,261,356	7,603,165
China Resources Cement Holdings Ltd.	5,897,272	3,644,071
China Resources Land Ltd.	4,750,258	19,518,250
China Resources Pharmaceutical Group Ltd.	10,193,774	6,987,330

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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China Resources Power Holdings Co., Ltd.	5,351,963	10,678,219
China Shenhua Energy Co., Ltd., A Shares	1,150,300	5,062,718
China Shenhua Energy Co., Ltd., H Shares	7,846,047	24,691,179
China State Construction Engineering Corp., Ltd., A Shares	10,817,100	8,065,495
China Taiping Insurance Holdings Co., Ltd.	4,936,456	5,056,678
China Tower Corp., Ltd., H Shares	82,510,630	10,302,199
China United Network Communications Ltd., A Shares	4,822,200	2,483,308
China Vanke Co., Ltd., A Shares	1,740,500	4,198,782
China Vanke Co., Ltd., H Shares	4,724,162	9,245,065
CITIC Ltd.	21,209,593	21,915,287
Country Garden Holdings Co., Ltd.	26,793,094	7,953,765
CRRC Corp., Ltd., A Shares	1,916,100	1,392,557
CRRC Corp., Ltd., H Shares	4,394,212	1,645,971
CSPC Pharmaceutical Group Ltd.	5,023,564	5,113,905
Dongfeng Motor Group Co., Ltd., H Shares	8,595,184	5,464,491
ENN Energy Holdings Ltd.	519,573	7,572,976
Fosun International Ltd.	7,158,838	5,280,987
Geely Automobile Holdings Ltd.	5,653,198	11,452,104
Guangzhou R&F Properties Co., Ltd., H Shares (a)	23,318,570	4,842,655
Haier Smart Home Co., Ltd., A Shares	291,400	1,093,561
Haier Smart Home Co., Ltd., H Shares	1,541,143	5,065,900
Hengan International Group Co., Ltd.	1,340,942	6,423,797
Huaneng Power International, Inc., A Shares *	1,670,200	1,981,887
Huaneng Power International, Inc., H Shares *	14,719,873	7,539,180
Industrial & Commercial Bank of China Ltd., A Shares	12,854,500	8,167,448
Industrial & Commercial Bank of China Ltd., H Shares	192,850,255	98,282,044
Industrial Bank Co., Ltd., A Shares	2,733,400	6,784,382
JD.com, Inc., A Shares	767,850	24,144,350
Jiangxi Copper Co., Ltd., A Shares	518,000	1,230,838
Jiangxi Copper Co., Ltd., H Shares	4,595,724	5,673,769
Jinmao Property Services Co., Ltd. *	292,708	150,664
Kingboard Holdings Ltd.	2,048,436	6,485,490
Kunlun Energy Co., Ltd.	10,957,079	9,562,674
Legend Holdings Corp., H Shares	4,198,269	4,781,914
Longfor Group Holdings Ltd.	2,176,188	7,097,908
Meituan, B Shares *	290,278	7,019,470
NetEase, Inc.	717,866	12,969,212
Nine Dragons Paper Holdings Ltd.	4,878,200	3,834,765
PetroChina Co., Ltd., H Shares	85,002,328	40,178,961
PICC Property & Casualty Co., Ltd., H Shares	19,113,289	20,698,950
Ping An Insurance Group Co. of China Ltd., A Shares	1,199,300	7,627,030
Ping An Insurance Group Co. of China Ltd., H Shares	9,671,215	57,111,655
Postal Savings Bank of China Co., Ltd., A Shares	893,900	584,820
Postal Savings Bank of China Co., Ltd., H Shares	12,500,272	7,485,336
SAIC Motor Corp., Ltd., A Shares	2,428,600	5,450,086
Shanghai Pharmaceuticals Holding Co., Ltd., A Shares	374,400	938,505
Shanghai Pharmaceuticals Holding Co., Ltd., H Shares	2,605,868	3,798,153
SECURITY	NUMBER OF SHARES	VALUE ($)
Shanghai Pudong Development Bank Co., Ltd., A Shares	6,541,000	6,898,198
Shenzhou International Group Holdings Ltd.	336,175	3,527,142
Shimao Group Holdings Ltd. (b)	7,463,046	3,152,054
Sinopharm Group Co., Ltd., H Shares	5,514,961	12,282,247
Sunac China Holdings Ltd. *(b)	6,632,157	2,902,522
Tencent Holdings Ltd.	1,697,710	70,773,516
Trip.com Group Ltd., ADR *	195,820	5,036,490
Vipshop Holdings Ltd., ADR *	870,980	10,112,078
Weichai Power Co., Ltd., A Shares	637,300	1,075,179
Weichai Power Co., Ltd., H Shares	2,792,446	3,742,782
Xiaomi Corp., B Shares *	5,071,253	7,469,080
Yankuang Energy Group Co., Ltd., A Shares	135,600	944,187
Yankuang Energy Group Co., Ltd., H Shares	3,179,796	12,640,022
Zhongsheng Group Holdings Ltd.	637,816	3,027,023
Zijin Mining Group Co., Ltd., A Shares	822,500	1,049,967
Zijin Mining Group Co., Ltd., H Shares	3,222,012	3,669,937
		1,411,547,621

Colombia 0.2%
Bancolombia S.A.	614,902	4,754,370
Ecopetrol S.A.	11,461,214	5,848,213
		10,602,583

Czech Republic 0.2%
CEZ A/S	221,921	8,987,126

Egypt 0.1%
Commercial International Bank Egypt S.A.E., GDR	2,333,519	4,111,660

Greece 0.4%
Alpha Services and Holdings S.A. *	7,273,673	6,759,635
Eurobank Ergasias Services & Holdings S.A., A Shares *	4,675,394	4,372,247
Hellenic Telecommunications Organization S.A.	355,575	5,670,716
		16,802,598

Hungary 0.4%
MOL Hungarian Oil & Gas plc	1,615,463	11,110,312
OTP Bank Nyrt	225,883	4,797,225
		15,907,537

India 11.0%
Axis Bank Ltd.	1,241,325	11,740,215
Bharat Petroleum Corp., Ltd.	3,486,743	14,421,656
Bharti Airtel Ltd.	1,342,195	12,273,617
Coal India Ltd.	4,989,319	14,743,511
GAIL India Ltd.	4,211,367	7,213,446
Grasim Industries Ltd.	410,103	8,663,924
HCL Technologies Ltd.	725,746	8,576,077
Hero MotoCorp Ltd.	224,735	8,025,992
Hindalco Industries Ltd.	2,362,498	13,052,615
Hindustan Petroleum Corp., Ltd.	4,169,311	12,779,503
Hindustan Unilever Ltd.	228,744	7,657,172
Housing Development Finance Corp., Ltd.	646,791	19,913,747
ICICI Bank Ltd.	646,487	7,219,246

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Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Indian Oil Corp., Ltd.	21,535,564	19,378,664
Infosys Ltd.	1,989,694	37,384,631
ITC Ltd.	2,845,378	11,477,031
JSW Steel Ltd.	945,801	7,938,200
Larsen & Toubro Ltd.	444,755	10,760,904
Mahindra & Mahindra Ltd.	944,575	15,557,439
Maruti Suzuki India Ltd.	115,461	13,197,459
NTPC Ltd.	8,201,351	16,927,421
Oil & Natural Gas Corp., Ltd.	13,220,401	23,060,537
Power Finance Corp., Ltd.	3,965,784	5,969,278
Power Grid Corp. of India Ltd.	3,107,332	8,978,858
Rajesh Exports Ltd.	737,431	5,467,288
Reliance Industries Ltd.	1,961,383	65,116,420
State Bank of India	1,848,460	12,358,636
Sun Pharmaceutical Industries Ltd.	602,168	6,767,917
Tata Consultancy Services Ltd.	542,484	21,923,459
Tata Motors Ltd. *	3,437,013	20,377,731
Tata Motors Ltd., A Shares, DVR *	779,461	2,296,942
Tata Steel Ltd.	11,569,996	15,769,692
Tech Mahindra Ltd.	401,075	5,431,750
Vedanta Ltd.	3,077,361	10,466,602
Wipro Ltd.	940,249	4,893,645
		487,781,225

Indonesia 2.1%
PT Astra International Tbk	38,296,292	17,996,742
PT Bank Central Asia Tbk	17,020,660	9,403,363
PT Bank Mandiri (Persero) Tbk	21,233,378	12,660,630
PT Bank Negara Indonesia (Persero) Tbk	11,022,889	6,331,152
PT Bank Rakyat Indonesia (Persero) Tbk	48,327,277	14,131,068
PT Telkom Indonesia (Persero) Tbk	76,550,175	23,518,194
PT United Tractors Tbk	3,584,322	8,174,452
		92,215,601

Kuwait 0.7%
Kuwait Finance House KSCP	2,487,772	7,270,644
Mobile Telecommunications Co. KSCP	4,076,924	8,009,544
National Bank of Kuwait SAKP	5,176,005	17,715,568
		32,995,756

Malaysia 1.9%
Axiata Group Berhad	9,229,772	6,269,357
CIMB Group Holdings Berhad	10,331,284	12,396,156
Genting Berhad	6,849,300	7,192,874
Malayan Banking Berhad	8,550,957	17,138,216
Petronas Chemicals Group Berhad	3,093,600	6,082,824
Public Bank Berhad	12,887,700	13,562,969
Tenaga Nasional Berhad	11,572,200	23,245,241
		85,887,637

Mexico 3.7%
Alfa S.A.B. de C.V., A Shares	14,296,353	9,112,930
America Movil S.A.B. de C.V., Series L	54,488,811	46,518,143
Cemex SAB de C.V., ADR *	3,678,511	13,757,631
Fomento Economico Mexicano S.A.B. de C.V.	3,050,507	19,152,124
Grupo Bimbo S.A.B. de C.V., Series A	3,139,370	10,336,569
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,575,308	21,151,061
Grupo Mexico S.A.B. de C.V., Series B	3,683,427	13,970,357
Grupo Televisa S.A.B., Series CPO	3,667,511	4,629,977
Nemak S.A.B. de C.V. *	10,707,744	2,268,049
SECURITY	NUMBER OF SHARES	VALUE ($)
Orbia Advance Corp. S.A.B. de C.V.	2,100,870	3,971,513
Wal-Mart de Mexico S.A.B. de C.V.	5,628,263	18,425,062
		163,293,416

Qatar 0.7%
Ooredoo QPSC	3,323,689	8,286,976
Qatar Fuel QSC	1,024,363	5,347,193
Qatar National Bank QPSC	3,453,354	19,572,246
		33,206,415

Russia 0.0%
Alrosa PJSC (b)(c)	49,456	1,402
Gazprom PJSC *(c)	197,560	38,763
Inter RAO UES PJSC (b)(c)	1,590,272	1,495
LUKOIL PJSC (b)(c)	15,008	63,762
Magnit PJSC (b)(c)	2,064	2,110
MMC Norilsk Nickel PJSC (b)(c)	544	3,588
Mobile TeleSystems PJSC (b)(c)	26,384	2,045
Novatek PJSC (b)(c)	5,557	5,813
Novolipetsk Steel PJSC (b)(c)	21,760	1,345
Rosneft Oil Co. PJSC (b)(c)	28,418	7,216
ROSSETI PJSC *(b)(c)	2,957,184	663
Sberbank of Russia PJSC *(b)(c)	90,000	3,873
Severstal PAO (b)(c)	3,392	1,577
Sistema PJSFC (b)(c)	127,904	525
Tatneft PJSC (b)(c)	45,568	14,084
		148,261

Saudi Arabia 2.8%
Al Rajhi Bank *	604,450	14,504,227
Banque Saudi Fransi	455,479	6,028,221
Riyad Bank	847,377	8,002,629
Saudi Arabian Oil Co.	1,652,406	16,484,497
Saudi Basic Industries Corp.	1,136,473	30,293,853
Saudi Electricity Co.	1,391,114	9,344,408
Saudi Telecom Co.	1,653,742	18,389,576
The Saudi National Bank	1,033,601	19,220,194
		122,267,605

South Africa 5.6%
Absa Group Ltd.	1,654,363	17,278,971
AngloGold Ashanti Ltd. (a)	581,352	7,832,242
Aspen Pharmacare Holdings Ltd.	457,075	3,955,467
Barloworld Ltd.	932,116	4,757,814
Bid Corp., Ltd.	561,830	10,714,536
Exxaro Resources Ltd.	465,670	5,964,720
FirstRand Ltd.	6,384,962	24,038,570
Gold Fields Ltd.	956,149	7,782,412
Impala Platinum Holdings Ltd.	328,925	3,480,996
MTN Group Ltd.	3,339,979	24,347,727
MultiChoice Group	910,430	6,175,331
Naspers Ltd., N Shares	87,379	12,435,836
Nedbank Group Ltd. (a)	935,252	11,127,943
Old Mutual Ltd.	10,255,290	6,119,095
Sanlam Ltd.	2,124,936	6,647,438
Sappi Ltd. *	2,726,385	7,319,670
Sasol Ltd. *(a)	1,550,365	30,183,381
Shoprite Holdings Ltd.	767,466	10,478,790
Standard Bank Group Ltd.	2,750,748	24,729,361
The Bidvest Group Ltd.	588,846	7,426,043
Vodacom Group Ltd.	1,030,391	7,626,189
Woolworths Holdings Ltd.	1,782,401	5,856,144
		246,278,676

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Taiwan 18.3%
Acer, Inc.	7,369,470	5,326,598
ASE Technology Holding Co., Ltd.	5,237,000	14,693,710
Asia Cement Corp.	3,419,000	4,858,209
Asustek Computer, Inc.	1,684,176	14,109,729
AUO Corp. *	26,780,371	14,737,453
Catcher Technology Co., Ltd. *	2,160,000	13,164,025
Cathay Financial Holding Co., Ltd.	7,767,840	11,369,438
Chailease Holding Co., Ltd.	615,700	3,984,982
Cheng Shin Rubber Industry Co., Ltd.	4,293,000	4,999,979
China Development Financial Holding Corp.	10,654,000	4,690,385
China Steel Corp.	15,570,088	14,809,168
Chunghwa Telecom Co., Ltd.	4,357,764	17,323,678
Compal Electronics, Inc.	23,732,000	17,738,086
CTBC Financial Holding Co., Ltd.	17,554,809	13,553,610
Delta Electronics, Inc.	1,622,696	14,021,160
E.Sun Financial Holding Co., Ltd.	6,700,697	6,208,120
Far Eastern New Century Corp.	9,645,061	10,377,848
Far EasTone Telecommunications Co., Ltd.	2,338,137	5,745,960
First Financial Holding Co., Ltd.	8,195,288	7,148,580
Formosa Chemicals & Fibre Corp.	6,750,882	15,237,309
Formosa Petrochemical Corp.	2,667,704	7,344,677
Formosa Plastics Corp.	5,357,704	16,035,707
Foxconn Technology Co., Ltd.	3,007,858	5,000,332
Fubon Financial Holding Co., Ltd.	7,619,970	14,369,980
Hon Hai Precision Industry Co., Ltd.	40,544,928	145,195,800
Hotai Motor Co., Ltd.	248,000	5,002,776
Innolux Corp. *	32,062,000	12,745,797
Inventec Corp.	12,179,646	9,263,534
Largan Precision Co., Ltd.	114,200	7,335,064
Lite-On Technology Corp.	4,068,229	8,794,726
MediaTek, Inc.	633,046	13,872,417
Mega Financial Holding Co., Ltd.	8,791,786	10,369,614
Micro-Star International Co., Ltd.	1,037,000	3,918,029
Nan Ya Plastics Corp.	6,998,588	15,796,402
Novatek Microelectronics Corp.	348,000	3,012,665
Pegatron Corp.	10,763,234	22,490,076
Pou Chen Corp.	9,646,000	9,190,439
Powertech Technology, Inc.	1,604,000	4,500,422
President Chain Store Corp.	608,000	5,353,396
Quanta Computer, Inc.	5,788,058	15,079,852
Shin Kong Financial Holding Co., Ltd.	14,740,000	4,256,743
Synnex Technology International Corp.	3,790,178	6,948,400
Taiwan Cement Corp.	7,522,760	9,713,165
Taiwan Cooperative Financial Holding Co., Ltd.	6,290,340	5,714,264
Taiwan Mobile Co., Ltd.	1,782,530	5,832,936
Taiwan Semiconductor Manufacturing Co., Ltd.	9,342,352	155,002,473
Uni-President Enterprises Corp.	7,390,796	16,026,038
United Microelectronics Corp. *	9,141,931	12,344,423
Walsin Lihwa Corp.	8,040,925	10,487,876
Wistron Corp.	14,933,934	13,590,800
WPG Holdings Ltd.	6,313,880	10,662,289
Yageo Corp.	440,000	4,748,747
Yuanta Financial Holding Co., Ltd.	8,909,388	5,942,031
		810,039,917

Thailand 3.3%
Advanced Info Service PCL NVDR	1,301,100	6,851,181
Bangkok Bank PCL NVDR	2,026,200	7,613,011
Charoen Pokphand Foods PCL NVDR	10,454,500	7,454,700
CP ALL PCL NVDR	5,050,200	8,517,992
Krung Thai Bank PCL NVDR	17,848,700	8,272,692
SECURITY	NUMBER OF SHARES	VALUE ($)
PTT Exploration & Production PCL NVDR	2,302,800	10,641,667
PTT Global Chemical PCL NVDR	7,718,600	10,055,084
PTT PCL NVDR	49,230,800	50,631,608
SCB X PCL NVDR	4,253,800	12,891,187
Thai Oil PCL NVDR	4,694,700	7,821,818
The Siam Cement PCL NVDR	1,800,900	17,681,788
		148,432,728

Turkey 2.0%
Akbank T.A.S.	15,580,807	10,036,388
BIM Birlesik Magazalar A/S	1,003,900	6,036,256
Eregli Demir ve Celik Fabrikalari T.A.S.	3,585,512	5,671,551
Haci Omer Sabanci Holding A/S	5,099,416	7,135,735
KOC Holding A/S	3,265,217	8,187,045
Turk Hava Yollari AO *	3,683,704	14,800,009
Turkcell Iletisim Hizmetleri A/S	5,977,126	7,095,876
Turkiye Garanti Bankasi A/S	5,158,540	6,521,005
Turkiye Is Bankasi A/S, Class C	21,228,667	9,240,762
Turkiye Petrol Rafinerileri A/S *	640,681	12,651,993
		87,376,620

United Arab Emirates 1.2%
Abu Dhabi Commercial Bank PJSC	3,026,482	7,473,405
Dubai Islamic Bank PJSC	3,005,549	4,786,883
Emaar Properties PJSC	7,307,335	12,453,933
Emirates Telecommunications Group Co. PJSC	2,218,509	15,534,788
First Abu Dhabi Bank PJSC	2,805,975	14,591,177
		54,840,186
Total Common Stocks (Cost $4,030,390,589)		4,174,362,341

PREFERRED STOCKS 5.2% OF NET ASSETS

Brazil 5.0%
Banco Bradesco S.A.	11,791,380	43,150,852
Centrais Eletricas Brasileiras S.A., B Shares	612,262	5,660,558
Cia Energetica de Minas Gerais	3,871,557	9,041,853
Cia Paranaense de Energia, B Shares	2,950,133	3,968,814
Gerdau S.A.	2,351,703	10,585,160
Itau Unibanco Holding S.A.	12,193,256	60,742,701
Metalurgica Gerdau S.A.	2,851,431	5,487,120
Petroleo Brasileiro S.A.	13,067,649	83,813,545
		222,450,603

Colombia 0.2%
Bancolombia S.A.	1,002,952	6,933,916

Russia 0.0%
Surgutneftegas PJSC (b)(c)	265,800	6,946
Tatneft PJSC (b)(c)	4,880	1,336
Transneft PJSC (b)(c)	116	14,345
		22,627
Total Preferred Stocks (Cost $189,742,212)		229,407,146

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings  as of August 31, 2022 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
RIGHTS 0.0% OF NET ASSETS

Thailand 0.0%
Thai Oil PCL
expires 09/14/22 *(b)	397,787	0
Total Rights (Cost $0)		0

SHORT-TERM INVESTMENTS 1.3% OF NET ASSETS

Money Market Funds 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (d)	9,847,633	9,847,633
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.25% (d)(e)	50,636,375	50,636,375
		60,484,008
Total Short-Term Investments (Cost $60,484,008)		60,484,008
Total Investments in Securities (Cost $4,280,616,809)		4,464,253,495

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/16/22	639	31,371,705	(1,103,138)

*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $45,311,400.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2022 (see financial note 2(a) for additional information):
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$2,762,666,459	$—	$—	$2,762,666,459
China	1,398,543,581	—	13,004,040	1,411,547,621
Russia [2]	—	—	148,261	148,261
Preferred Stocks[1]	229,384,519	—	—	229,384,519
Russia [2]	—	—	22,627	22,627
Rights [1]
Thailand	—	—	0*	0
Short-Term Investments[1]	60,484,008	—	—	60,484,008
Liabilities
Futures Contracts[3]	(1,103,138)	—	—	(1,103,138)
Total	$4,449,975,429	$—	$13,174,928	$4,463,150,357

*	Level 3 amount shown includes securities determined to have no value at August 31, 2022.
[1]	As categorized in the Portfolio Holdings.
[2]	Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions and therefore the ability of the fund to buy or sell these securities is uncertain.
[3]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2022; unaudited
Assets
Investments in securities, at value - unaffiliated (cost $4,280,616,809) including securities on loan of $45,311,400		$4,464,253,495
Cash		1,797
Foreign currency, at value (cost $23,718,726)		23,675,209
Deposit with broker for futures contracts		2,514,815
Receivables:
Dividends		25,680,465
Investments sold		324,096
Variation margin on future contracts		89,456
Income from securities on loan		49,098
Other assets	+	2,837
Total assets		4,516,591,268
Liabilities
Collateral held for securities on loan		50,636,375
Payables:
Investments bought		16,537,239
Foreign capital gains tax		11,022,509
Management fees	+	1,463,447
Total liabilities		79,659,570
Net assets		$4,436,931,698
Net Assets by Source
Capital received from investors		$4,759,856,917
Total distributable loss	+	(322,925,219)
Net assets		$4,436,931,698

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,436,931,698		170,600,000		$26.01

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2022 through August 31, 2022; unaudited
Investment Income
Dividends received from securities - unaffiliated (net of foreign withholding tax of $21,412,210)		$214,486,114
Securities on loan, net	+	310,953
Total investment income		214,797,067
Expenses
Management fees		8,818,200
Proxy fees[1]	+	170,008
Total expenses	–	8,988,208
Net investment income		205,808,859
REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - unaffiliated (net of foreign capital gains tax paid of $3,022,320)		(516,729,064)
Net realized gains on sales of in-kind redemptions - unaffiliated		82,058,955
Net realized losses on futures contracts		(3,900,120)
Net realized losses on foreign currency transactions	+	(4,541,454)
Net realized losses		(443,111,683)
Net change in unrealized appreciation (depreciation) on securities - unaffiliated (net of change in foreign capital gains tax of $2,596,418)		(255,057,374)
Net change in unrealized appreciation (depreciation) on futures contracts		(833,188)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	1,684
Net change in unrealized appreciation (depreciation)	+	(255,888,878)
Net realized and unrealized losses		(699,000,561)
Decrease in net assets resulting from operations		($493,191,702)

[1]	Proxy fees are non-routine expenses (see financial note 2(e) for additional information).

Schwab Fundamental Index ETFs  |  Semiannual Report
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Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/22-8/31/22		3/1/21-2/28/22
Net investment income		$205,808,859	$203,609,703
Net realized gains (losses)		(443,111,683)	67,724,678
Net change in unrealized appreciation (depreciation)	+	(255,888,878)	(200,966,001)
Increase (decrease) in net assets resulting from operations		($493,191,702)	$70,368,380
DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($45,115,600)	($210,038,530)

TRANSACTIONS IN FUND SHARES
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,600,000	$612,793,400	40,800,000	$1,289,730,550
Shares redeemed	+	(17,000,000)	(463,119,955)	(4,200,000)	(130,019,083)
Net transactions in fund shares		5,600,000	$149,673,445	36,600,000	$1,159,711,467
SHARES OUTSTANDING AND NET ASSETS
	3/1/22-8/31/22			3/1/21-2/28/22
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		165,000,000	$4,825,565,555	128,400,000	$3,805,524,238
Total increase (decrease)	+	5,600,000	(388,633,857)	36,600,000	1,020,041,317
End of period		170,600,000	$4,436,931,698	165,000,000	$4,825,565,555

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab International Dividend Equity ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab U.S. TIPS ETF
Schwab U.S. Broad Market ETF	Schwab Short-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab Ariel ESG ETF
Schwab U.S. Dividend Equity ETF	Schwab Crypto Thematic ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) which are referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1 — quoted prices in active markets for identical securities — Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2022 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2022, Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had securities on loan, all of which were classified as common stocks and warrants. The value of the securities on loan and the related collateral as of August 31, 2022 are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations in the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees are non-contingent and non-routine fees which are subject to repayment to the investment adviser (see financial note 4 for additional information).
(e) Expenses:
Pursuant to the Amended and Restated Investment Advisory Agreement (Advisory Agreement) between the investment adviser and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. The Advisory Agreement excludes paying acquired fund fees and expenses, which are indirect expenses incurred by a fund through its investments in underlying funds.

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Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF make distributions from net investment income, if any, semiannually. All funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of August 31, 2022, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows their respective securities included in the index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market, and GDRs, in particular, many of which are issued by companies in emerging markets, may be more volatile. Foreign securities may also include investments in variable interest entities (VIEs) structures, which are created by China-based operating companies in jurisdictions outside of China to obtain indirect financing due to Chinese regulations that prohibit non-Chinese ownership of those companies. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.

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Financial Notes, unaudited (continued)

3. Risk Factors (continued):
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities which means even a small amount of leverage can have a disproportionately large impact on the fund. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Share of the Fund may Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.

4. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET INDEX ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL LARGE COMPANY INDEX ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL COMPANY INDEX ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS LARGE COMPANY INDEX ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%

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Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine fees. The investment adviser agreed to pay these professional fees, on behalf of the funds, subject to reimbursement by the funds to the extent the funds are able to successfully recover taxes withheld in the future.
For the period ended August 31, 2022, the professional fees incurred by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental International Small Company Index ETF and paid by the investment adviser were $1,898 and $590, respectively, as shown in the Statement of Operations.
For the period ended August 31, 2022, Schwab Fundamental International Large Company Index ETF recovered previously withheld foreign taxes from France. The payments received by Schwab Fundamental International Large Company Index ETF amounted to $3,374,232, which includes $345,253 of interest income, and are recorded as income in the fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amount of $21,426 for Schwab Fundamental International Large Company Index ETF. That amount has been reimbursed to the investment adviser by the Schwab Fundamental International Large Company Index ETF. During the period ended August 31, 2022, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser.
As of August 31, 2022, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Small Company Index ETF to the investment adviser were $5,178. Schwab Fundamental International Large Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the fund to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in transactions with certain other funds in the Fund Complex (for definition refer to the Trustees and Officers section) in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2022, each fund’s purchases and sales of securities with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market Index ETF	$6,538,455	$5,439,859	($668,268)
Schwab Fundamental U.S. Large Company Index ETF	212,574,652	158,907,388	(22,046,127)
Schwab Fundamental U.S. Small Company Index ETF	96,597,625	150,149,410	(4,054,511)
Schwab Fundamental International Large Company Index ETF	126,586,607	72,971,464	481,096
Schwab Fundamental International Small Company Index ETF	84,490,391	90,246,168	3,224,142
Schwab Fundamental Emerging Markets Large Company Index ETF	52,434,021	23,244,576	1,099,118

Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex . All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.

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Financial Notes, unaudited (continued)

5. Other Service Providers (continued):
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds do not pay any interested or non-interested (independent trustees) trustees. The independent trustees are paid by the investment adviser. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 29, 2022. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 29, 2022. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2022 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2022, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market Index ETF	$648,866	6
Schwab Fundamental U.S. Large Company Index ETF	17,606,402	85
Schwab Fundamental U.S. Small Company Index ETF	10,264,769	107
Schwab Fundamental International Large Company Index ETF	40,954,067	408
Schwab Fundamental International Small Company Index ETF	15,216,627	150
Schwab Fundamental Emerging Markets Large Company Index ETF	31,490,424	611

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Financial Notes, unaudited (continued)

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2022, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$27,959,739	$24,078,868
Schwab Fundamental U.S. Large Company Index ETF	624,382,429	600,120,123
Schwab Fundamental U.S. Small Company Index ETF	967,053,799	818,159,297
Schwab Fundamental International Large Company Index ETF	689,986,043	515,861,896
Schwab Fundamental International Small Company Index ETF	559,139,935	485,438,461
Schwab Fundamental Emerging Markets Large Company Index ETF	1,125,492,208	720,563,298

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2022, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market Index ETF	$67,349,835	$10,267,764
Schwab Fundamental U.S. Large Company Index ETF	2,215,564,507	1,925,832,370
Schwab Fundamental U.S. Small Company Index ETF	1,904,224,633	638,025,664
Schwab Fundamental International Large Company Index ETF	1,043,398,134	30,844,379
Schwab Fundamental International Small Company Index ETF	241,583,385	59,396,268
Schwab Fundamental Emerging Markets Large Company Index ETF	117,441,646	243,546,604
For the period ended August 31, 2022, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2022 are disclosed in the funds’ Statements of Operations, if any.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes:
As of August 31, 2022, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market Index ETF	$376,195,654	$95,608,174	($19,349,430)	$76,258,744
Schwab Fundamental U.S. Large Company Index ETF	9,058,665,791	945,734,803	(614,965,079)	330,769,724
Schwab Fundamental U.S. Small Company Index ETF	5,650,452,546	551,067,913	(568,483,664)	(17,415,751)
Schwab Fundamental International Large Company Index ETF	7,632,694,930	538,228,976	(742,261,474)	(204,032,498)
Schwab Fundamental International Small Company Index ETF	2,749,900,837	207,543,591	(437,035,623)	(229,492,032)
Schwab Fundamental Emerging Markets Large Company Index ETF	4,452,382,533	448,233,359	(437,465,535)	10,767,824
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2022, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market Index ETF	$15,703,203
Schwab Fundamental U.S. Large Company Index ETF	300,484,124
Schwab Fundamental U.S. Small Company Index ETF	437,766,071
Schwab Fundamental International Large Company Index ETF	180,669,635
Schwab Fundamental International Small Company Index ETF	112,768,244
Schwab Fundamental Emerging Markets Large Company Index ETF	57,024,223
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2022. The tax-basis components of distributions paid during the fiscal year ended February 28, 2022 were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Fundamental U.S. Broad Market Index ETF	$6,475,295
Schwab Fundamental U.S. Large Company Index ETF	130,197,615
Schwab Fundamental U.S. Small Company Index ETF	56,395,300
Schwab Fundamental International Large Company Index ETF	245,365,750
Schwab Fundamental International Small Company Index ETF	68,417,380
Schwab Fundamental Emerging Markets Large Company Index ETF	210,038,530
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2022, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended February 28, 2022, the funds did not incur any interest or penalties.

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Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

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Schwab Fundamental Index ETFs
Shareholder Vote Results  (unaudited)

A Special Meeting of Shareholders of Schwab Strategic Trust (the “Trust”) was held on June 1, 2022, for the purpose of seeking shareholder approval to elect the following individuals as trustees of the Trust: Walter W. Bettinger II, Richard A. Wurster, Michael J. Beer, Robert W. Burns, Nancy F. Heller, David L. Mahoney, Jane P. Moncreiff, Kiran M. Patel, Kimberly S. Patmore, and J. Derek Penn. The number of votes necessary to conduct the Special Meeting and approve the proposal was obtained. The results of the shareholder vote are listed below:
Proposal – To elect each of the following individuals as trustees of the Trust:	For	Withheld
Walter W. Bettinger II	1,707,011,744.958	53,766,812.577
Richard A. Wurster	1,741,778,933.018	18,999,624.517
Michael J. Beer	1,741,911,579.511	18,866,978.024
Robert W. Burns	1,742,002,589.714	18,775,967.821
Nancy F. Heller	1,743,265,288.229	17,513,269.306
David L. Mahoney	1,488,067,807.852	272,710,749.683
Jane P. Moncreiff	1,743,396,670.121	17,381,887.414
Kiran M. Patel	1,738,761,227.827	22,017,329.708
Kimberly S. Patmore	1,740,654,694.664	20,123,862.871
J. Derek Penn	1,739,737,491.136	21,041,066.399

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Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 16, 2022 and June 8, 2022, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2022 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk

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Schwab Fundamental Index ETFs
oversight. The Trustees also considered investments the investment adviser has made in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Funds’ unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking equity indices. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by the investment adviser in its infrastructure, including modernizing the investment adviser’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that the investment adviser has shared any economies of scale with the Funds by investing in the investment adviser’s infrastructure, as discussed above, over time and that the investment adviser’s internal costs of providing investment management, technology, administrative, legal and compliance services to

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the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the
Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

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Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 105 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Michael J. Beer 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	Retired. Director, President and Chief Executive Officer (Dec. 2016 – Sept. 2019), Principal Funds (investment management).	105	Director (2016 – 2019), Principal Funds, Inc.
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor.	105	None
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired.	105	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	105	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – 2021), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	105	None

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Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired.	105	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	105	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	105	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Co-Chairman of the Board (July 2022 – present), Director and Chief Executive Officer (Oct. 2008 – present) and President (Feb. 2007 – Oct. 2021), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – Oct. 2021) and Director (May 2008 – Oct. 2021), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present), Chief Executive Officer (Aug. 2017 – present), and President (Aug. 2017 – Nov. 2021), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – Oct. 2021), Charles Schwab Investment Management, Inc.	105	Director (2008 – present), The Charles Schwab Corporation

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Schwab Fundamental Index ETFs
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Richard A. Wurster[2] 1973 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2022)	President (Oct. 2021 – present) and Executive Vice President – Schwab Asset Management Solutions (Apr. 2019 – Oct. 2021), The Charles Schwab Corporation; President, Director (Oct. 2021 – present), Executive Vice President – Schwab Asset Management Solutions (July 2019 – Oct. 2021) and Senior Vice President – Advisory (May 2016 – July 2019), Charles Schwab & Co., Inc.; President (Nov. 2021 – present), Schwab Holdings, Inc.; Director (Oct. 2021 – present) and Chief Executive Officer (Nov. 2019 – Jan. 2022), Charles Schwab Investment Management, Inc.; Director, Chief Executive Officer and President (Mar. 2018 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (July 2016 – Apr. 2018) and President (Mar. 2017 – Apr. 2018), ThomasPartners, Inc.; Chief Executive Officer (July 2016 – Apr. 2018), Windhaven Investment Management, Inc.	105	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2021 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – Mar. 2022) and Chief Operating Officer (Jan. 2021 – Mar. 2022), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Trust and Schwab ETFs; Director (Mar. 2019 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Managing Director (May 2022 – present), Senior Vice President (Apr. 2019 – May 2022) and Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Director (July 2020 – Apr. 2022), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited.
Omar Aguilar
1970
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Chief Executive Officer (Jan. 2022 – present), Chief Investment Officer (Apr. 2011 – present) and Senior Vice President (Apr. 2011 – Dec. 2021), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
Brett Wander
1961
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Trust and Schwab ETFs.
William P. McMahon, Jr.
1972
Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Trust and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

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Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Trust
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Chief Legal Officer (Mar. 2022 – present) and Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Managing Director (May 2022 – present) and Vice President (July 2005 – May 2022), Charles Schwab & Co., Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Trust; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Wurster are Interested Trustees. Each of Mr. Bettinger and Mr. Wurster is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc., the investment adviser for the trusts in the Fund Complex, and is an employee of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Notes

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Dividend Equity ETF
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Schwab Municipal Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF
Active, Semi-Transparent (Also Known As Non-Transparent) ETF
Schwab Ariel ESG ETF
Thematic ETFs
Schwab Crypto Thematic ETF

Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2022 Charles Schwab Investment Management, Inc., dba Schwab Asset Management. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.
The Schwab Ariel ESG ETF is different from traditional ETFs. Traditional ETFs tell the public what assets they hold each day. This fund will not. This may create additional risks for your investment. For example:
•	You may have to pay more money to trade the fund’s shares. This fund will provide less information to traders, who tend to charge more for trades when they have less information.
•	The price you pay to buy fund shares on an exchange may not match the value of the fund’s portfolio. The same is true when you sell shares. These price differences may be greater for this fund compared to other ETFs because it provides less information to traders.
•	These additional risks may be even greater in bad or uncertain market conditions.
•	The ETF will publish on its website each day a “Proxy Portfolio” designed to help trading in shares of the ETF. While the Proxy Portfolio includes some of the ETF’s holdings, it is not the ETF’s actual portfolio.
The differences between this fund and other ETFs may also have advantages. By keeping certain information about the fund secret, this fund may face less risk that other traders can predict or copy its investment strategy. This may improve the fund’s performance. If other traders are able to copy or predict the fund’s investment strategy, however, this may hurt the fund’s performance.
For additional information regarding the unique attributes and risks of the fund, see Proxy Portfolio Risk, Premium/Discount Risk, Trading Halt Risk, Authorized Participant Concentration Risk, Tracking Error Risk and Shares of the Fund May Trade at Prices Other Than NAV in the Principal Risks and Proxy Portfolio and Proxy Overlap sections of the prospectus and/or the Statement of Additional Information. These risks are discussed on the next page.

Schwab Fundamental Index ETFs
Active semi-transparent ETFs operate differently from other exchange-traded funds (ETFs). Unlike other ETFs, an active semi-transparent ETF does not publicly disclose its entire portfolio composition each business day, which may affect the price at which shares of the ETF trade in the secondary market. Active semi-transparent ETFs have limited public trading history. There can be no assurance that an active trading market will develop, be maintained or operate as intended. There is a risk that the market price of an active semi-transparent ETF may vary significantly from the ETF’s net asset value and that its shares may trade at a wider bid/ask spread and, therefore, cost investors more to trade than shares of other ETFs. These risks are heightened during periods of market disruption or volatility.
Proxy Portfolio Risk: Unlike traditional ETFs, this fund does not disclose its portfolio holdings (Actual Portfolio) daily. The fund instead posts a Proxy Portfolio on its website each day. The Proxy Portfolio is designed to reflect the economic exposures and risk characteristics of the fund’s actual holdings on each trading day, but it is not the same as the fund’s Actual Portfolio. Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the Fund at or close to the underlying NAV per Share of the Fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV of the fund. ETF trading on the basis of a published Proxy Portfolio may trade at a wider bid/ask spread than ETFs that publish their portfolios on a daily basis, especially during periods of market disruption or volatility, and therefore may cost investors more to trade. Also, while the Fund seeks to benefit from keeping its portfolio information secret, market participants may attempt to use the Proxy Portfolio to identify a Fund’s trading strategy, which if successful, could result in such market participants engaging in certain predatory trading practices that may have the potential to harm the Fund and its shareholders.
Proxy Portfolio Construction: The Proxy Portfolio is designed to recreate the daily performance of the Actual Portfolio. This is achieved by performing a “Factor Model” analysis of the Actual Portfolio. The Factor Model is comprised of three sets of factors or analytical metrics: market-based factors, fundamental factors, and industry/sector factors. The fund uses a “Model Universe” to generate its Proxy Portfolio. The Model Universe is comprised of securities that the fund can purchase and will be a financial index or stated portfolio of securities from which fund investments will be selected. The results of the Factor Model analysis are then applied to the Model Universe. The Proxy Portfolio is then generated as a result of this Model Universe analysis with the Proxy Portfolio being a small sub-set of the Model Universe. The Factor Model is applied to both the Actual Portfolio and the Model Universe to construct the fund’s Proxy Portfolio that performs in a manner substantially identical to the performance of its Actual Portfolio. The Proxy Portfolio will only include investments the fund is permitted to hold. The fund’s SAI contains more information on the Proxy Portfolio and its construction.
Proxy Portfolio and Proxy Overlap Information regarding the contents of the Proxy Portfolio, and the percentage weight overlap between the holdings of the Proxy Portfolio and the fund’s Actual Portfolio holdings that formed the basis for its calculation of NAV at the end of the prior Business Day (the Portfolio Overlap), is available by visiting the fund’s website www.schwabassetmanagement.com.
Because environmental, social and governance (ESG) strategies exclude some securities, ESG-focused products may not be able to take advantage of the same opportunities or market trends as products that do not use such strategies. Additionally, the criteria used to select companies for investment may result in investing in securities, industries or sectors that underperform the market as a whole.

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MFR76318-09
00278045

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)    (1)     Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Fundamental Index ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 17, 2022

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 17, 2022